UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  October 31, 2022

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
BNY Mellon Sustainable Global Emerging Markets ETF
BNY Mellon Sustainable International Equity ETF
BNY Mellon Sustainable US Equity ETF
BNY Mellon Concentrated International ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2022
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Fund Performance 19
Understanding Your Fund’s Expenses 27
Statements of Investments 28
Statements of Assets and Liabilities 129
Statements of Operations 132
Statements of Changes in Net Assets 135
Financial Highlights 139
Notes to Financial Statements 147
Report of Independent Registered Public Accounting Firm 159
Important Tax Information 160
Liquidity Risk Management Program 161
Board Members Information 162
Officers of the Trust 163
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through October 31, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2022, the BNY
Mellon US Large Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −16.91%.
1
In comparison, the
Morningstar
®
US Large Cap Index
SM
(the “Index”), the fund’s
benchmark, returned −16.94% for the same period.
2,3
Large-cap equities declined during the reporting period under pressure from increasing inflation, tightening central bank
policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Increasing Inflation and Slowing Economic Growth
Pressure Equities
U.S. equities started the reporting period on a mixed note.
Concerns regarding the new COVID-19 Omicron variant came
to the fore in November 2021. Markets recovered in December
on continued economic growth and strong corporate earnings
reports, despite increasingly hawkish rhetoric from the U.S.
Federal Reserve (the “Fed”) regarding the tapering of the Fed’s asset-purchase program in the face of rising inflation. The start of 2022 saw increasingly aggressive comments from the Fed
regarding monetary tightening, along with rising tensions between
Russia and Ukraine, two major suppliers of energy, agricultural products and other natural resources. As a result, equity markets weakened in January, then plunged in early February as Russia invaded its neighbor, while commodity prices rose, led by soaring energy prices.
Rapidly rising inflation marked the second half of the period.
The Fed attempted to dampen the trend by raising rates five
times between March and September, from a range of 0.00 –
0.25% at the beginning of the period to 3.00% – 3.25% as of
October 31, 2022—its most aggressive series of rate increases in decades, with further increases projected by the end of the year.
Rising rates heightened concerns that economic growth could
be undermined by anti-inflationary moves. The resulting risk-off sentiment broadly undermined equity markets, with defensive, value-oriented stocks strongly outperforming more cyclical,
growth-oriented shares.
Communication Services Lead the Equity Market
Lower
Communication services stocks led the Index lower as the sector was viewed as both cyclical and interest-rate sensitive, with companies subject to supply-chain disruptions and discretionary spending constraints. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-chain bottlenecks. Real estate underperformed as rising interest rates increased mortgage expenses and dampened property sales.
On the positive side, shares in oil & natural gas exploration &
production companies soared as energy prices climbed, with
other components of the energy sector—such as integrated
oil & gas and refineries—benefiting as well. Consumer staples produced modest gains as a value-oriented sector that typically tends to outperform during times of increasing economic stress and uncertainty. Utility stocks also generated modest gains due to their value-oriented investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation, tightening Fed policy and geopolitical uncertainties related to the war in Ukraine are likely to continue posing challenges for equity investors for the foreseeable future. With inflation in the United States currently running well above the Fed’s 2% target rate, the question remains open as to how soon the Fed can bring inflation under control, and to what extent its actions will slow economic growth. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through October 31, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2022, the BNY
Mellon US Mid Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −15.88%.
1
In comparison, the
Morningstar
®
US Mid Cap Index
SM
(the “Index”), the fund’s
benchmark, returned −16.02% for the same period.
2,3
Equities declined during the reporting period under pressure from increasing inflation, tightening central bank policies
and uncertainties related to Russia’s invasion of Ukraine. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Mid
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Increasing Inflation and Slowing Economic Growth
Pressure Equities
U.S. equities started the reporting period on a mixed note.
Concerns regarding the new COVID-19 Omicron variant came
to the fore in November 2021. Markets recovered in December
on continued economic growth and strong corporate earnings
reports, despite increasingly hawkish rhetoric from the U.S.
Federal Reserve (the “Fed”) regarding the tapering of the Fed’s asset-purchase program in the face of rising inflation. The start of 2022 saw increasingly aggressive comments from the Fed
regarding monetary tightening, along with rising tensions between
Russia and Ukraine, two major suppliers of energy, agricultural products and other natural resources. As a result, equity markets weakened in January, then plunged in early February as Russia invaded its neighbor, while commodity prices rose, led by soaring energy prices.
Rapidly rising inflation marked the second half of the period.
The Fed attempted to dampen the trend by raising rates five
times between March and September, from a range of 0.00 –
0.25% at the beginning of the period to 3.00% – 3.25% as of
October 31, 2022—its most aggressive series of rate increases in decades, with further increases projected by the end of the year.
Rising rates heightened concerns that economic growth could
be undermined by anti-inflationary moves. The resulting risk-off sentiment broadly undermined equity markets, with defensive, value-oriented stocks strongly outperforming more cyclical,
growth-oriented shares.
Communication Services Lead the Equity Market
Lower
Communication services stocks led the Index lower as the sector was viewed as both cyclical and interest-rate sensitive, with companies subject to supply-chain disruptions and discretionary spending constraints. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-
chain bottlenecks. Information technology underperformed as
investors turned away from growth-oriented stocks in favor of more defensive issues.
On the positive side, shares in energy companies soared as oil and gas prices climbed. Consumer staples produced modest gains as a value-oriented sector that typically tends to outperform during times of increasing economic stress and uncertainty. Utility stocks also generated modest gains due to their value-oriented investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation, tightening Fed policy and geopolitical uncertainties related to the war in Ukraine are likely to continue posing challenges for equity investors for the foreseeable future. With inflation in the United States currently running well above the Fed’s 2% target rate, the question remains open as to how soon the Fed can bring inflation under control and to what extent its actions will slow economic growth. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30%
of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through October 31, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2022, the BNY
Mellon US Small Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −17.45%.
1
In comparison, the
Morningstar
®
US Small Cap Index
SM
(the “Index”), the fund’s
benchmark, produced a return of −17.47% for the same period.
2,3
Equities declined during the reporting period under pressure from increasing inflation, tightening central bank policies
and uncertainties related to Russia’s invasion of Ukraine. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Increasing Inflation and Slowing Economic Growth
Pressure Equities
U.S. equities started the reporting period on a mixed note.
Concerns regarding the new COVID-19 Omicron variant came
to the fore in November 2021. Markets recovered in December
on continued economic growth and strong corporate earnings
reports, despite increasingly hawkish rhetoric from the U.S.
Federal Reserve (the “Fed”) regarding the tapering of the Fed’s asset-purchase program in the face of rising inflation. The start of 2022 saw increasingly aggressive comments from the Fed
regarding monetary tightening, along with rising tensions between
Russia and Ukraine, two major suppliers of energy, agricultural products and other natural resources. As a result, equity markets weakened in January, then plunged in early February as Russia invaded its neighbor, while commodity prices rose, led by soaring energy prices.
Rapidly rising inflation marked the second half of the period.
The Fed attempted to dampen the trend by raising rates five
times between March and September, from a range of 0.00 –
0.25% at the beginning of the period to 3.00% – 3.25% as of
October 31, 2022—its most aggressive series of rate increases in decades, with further increases projected by the end of the year.
Rising rates heightened concerns that economic growth could
be undermined by anti-inflationary moves. The resulting risk-off sentiment broadly undermined equity markets, with defensive, value-oriented stocks strongly outperforming more cyclical,
growth-oriented shares.
Communication Services Lead the Equity Market
Lower
The information technology sector, which includes many of
the fastest growing companies in the Index, led the market
lower as investors turned away from growth-oriented stocks
in favor of more defensive issues. Communications services
underperformed as well as the sector was viewed as both cyclical and interest-rate sensitive, with companies subject to supply-
chain disruptions and discretionary spending constraints. Health care companies saw declining revenues from pandemic-related
testing and immunization, leading to lower share prices.
On the positive side, shares in oil & gas exploration & production companies soared as commodity prices climbed. Utility stocks also generated modest gains due to their value-oriented
investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Consumer staples declined slightly but outperformed the market average as a value-oriented sector that typically tends to perform relatively well during times of increasing economic stress and uncertainty.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation, tightening Fed policy and geopolitical uncertainties related to the war in Ukraine are likely to continue posing challenges for equity investors for the foreseeable future. With inflation in the United States currently running well above the Fed’s 2% target rate, the question remains open as to how soon the Fed can bring inflation under control and to what extent its actions will slow economic growth. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs)
issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through October 31, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2022, the BNY
Mellon International Equity ETF (the “fund”) produced a total return of −21.49%.
1
This compares with a −21.51% total return
for the fund’s benchmark, the Morningstar
®
Developed Markets
ex-US Large Cap Index
SM
(the “Index”), during the same period.
2,3
International equities declined during the reporting period
under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-
market (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-
market companies (excluding the United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Equities Decline as Inflation Mounts
International developed-market equities encountered challenging conditions from the start of the reporting period as inflationary pressures put a damper on markets. Commodity prices rose in
response to wage increases and pandemic-related supply-chain bottlenecks, while government stimulus and accommodative
monetary policies pressured prices as well. Central banks
responded with increasingly hawkish rhetoric regarding interest-
rate increases. The Bank of England took the lead in December
2021 with a 0.15% increase of the base rate to 0.25%. That
same month, the U.S. Federal Reserve (the “Fed”) announced
its intention to scale back its asset purchases earlier in 2022 than previously planned and signaled a more rapid increase in interest rates in the coming year.
Inflationary forces were exacerbated by the Russian invasion of
Ukraine in early 2022. As the largest land war in Europe since
World War II continued with no sign of an early resolution,
European markets began contemplating the possibility of
reduced or curtailed oil and natural gas exports from Russia, a leading source of energy commodities to the continent. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. As
inflation heated up, central banks responded with increasingly tight monetary policies, raising the specter of a possible global recession. While stocks in energy producers surged along with oil and gas prices, all other sectors lost ground. Growth-oriented shares suffered particularly sharp losses as the threat of rising interest rates caused investors to question the pace of future growth and the relative value of future earnings. Information technology, real estate and consumer discretionary stocks
experienced the most significant declines, while the traditionally more defensive health care and consumer staples sectors
outperformed the market average.
Economic Ties to Russia and China Detract
From a regional perspective, Western European stocks broadly lost ground due to the region’s proximity to the Russia/Ukraine conflict and its dependence on Russian energy exports. Poland,
Austria, the Netherlands and Germany were hit particularly hard by the impact of the war on their domestic economies. Most
Asian markets were hard hit as well. Japan saw its currency
decline as the country continued to experience long-standing structural difficulties caused by its aging population and anemic growth rate. Hong Kong and South Korea were negatively
affected by the prevailing, global inflationary environment and by their proximity and economic ties to China, which experienced sharply slowing economic growth due to extensive COVID-19
lockdowns and government regulatory crackdowns on several
key industries.
On the other hand, a few individual country markets performed relatively well. The Singapore market benefited from its lack of technology exposure and a comparatively heavy weighting
in financials and value-oriented shares. The Norway market
included a large component of energy producers, bolstering the country’s average returns. Portugal saw relatively little impact from the Russia-Ukraine conflict compared with its European
neighbors. Australian shares were buoyed by the country’s
significant commodity exports.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation, tightening
central bank policy and geopolitical uncertainties related to

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
the war in Ukraine are likely to continue posing challenges for equity investors for the foreseeable future. With global inflation running higher than most central banks are willing to tolerate, the question remains open as to how soon fiscal authorities can bring inflation under control, and to what extent their actions will slow economic growth. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-market (excluding the United States) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through October 31, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2022, the BNY
Mellon Emerging Markets Equity ETF (the “fund”) produced a
total return of −29.91%.
1
This compares with a −29.71% total
return for the fund’s benchmark, the Morningstar
®
Emerging
Markets Large Cap Index
SM
(the “Index”), during the same
period.
2,3
Emerging markets equities declined during the reporting
period under pressure from slowing Chinese economic growth,
increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The difference in returns between the fund and the
Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-
market, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-market companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
China and Russia Lead Markets Lower
In terms of absolute returns, the Russian market suffered the most serious losses globally after the country invaded Ukraine, and western sanctions halted trading in many Russian equities.
However, steep declines in the vast Chinese market had the
greatest impact on the overall performance of the Index.
Chinese economic growth slowed under pressure from intrusive government regulation in technology, education and real estate, with the impact of the crackdown in the massive real estate
sector proving particularly significant. Starting in late 2020, the restrictions placed on these industries were initiated at different times and for different stated reasons, largely related to curbing corruption, reducing financial leverage and promoting various government-supported values. Nevertheless, the net effect was a marked deceleration in Chinese economic growth. The economic slowdown was exacerbated by clusters of COVID-19 outbreaks
in China that led to widespread, total lockdowns in Shanghai and other areas throughout the country. As a result, supply-chain bottlenecks worsened, and Chinese manufacturing and services contracted. While the impact of these developments was most
directly felt in the Chinese equity market, other Asian markets—
most notably Taiwan and South Korea—were negatively affected as well due to their economic and political links to China.
Emerging markets were also impacted by the increasing
inflationary pressures felt throughout the world as a result of pandemic-related government stimulus and rising commodity
prices. Inflationary forces were exacerbated by the Russian
invasion of Ukraine, which heightened investor uncertainty.
Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. This environment favored the equity markets of commodity-exporting nations, such as Brazil, Qatar and Saudi Arabia. Conversely, the
Hungarian equities market suffered due to its proximity to the
Russia-Ukraine conflict and the country’s reliance on Russian energy exports.
Growth-Oriented Shares Underperform
From a sector perspective, growth-oriented stocks tended to
underperform as investors grew concerned about the pace of
future growth and the value of future earnings as measured
against potentially higher interest rates. Consumer discretionary, which is generally viewed as a cyclical, growth-oriented
sector, saw the sharpest declines due to rising input prices, supply-chain bottlenecks and weakening consumer spending.
Communications services stocks were subject to supply-chain
disruptions and discretionary spending constraints as well. Real estate underperformed as rising interest rates increased mortgage expenses and dampened property sales.
Investors tended to favor value-oriented stocks with steady, non-discretionary revenues. Utility stocks outperformed due
to their value-oriented investment profile and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Industrials delivered relatively strong performance despite supply-chain disruptions as infrastructure spending increased. Financials benefited to a degree from rising interest rates through increased profit margins for banks, insurers and asset managers.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation, tightening
central bank policy and geopolitical uncertainties related to

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
the war in Ukraine are likely to continue posing challenges for equity investors for the foreseeable future. With global inflation running higher than most central banks are willing to tolerate, the question remains open as to how soon fiscal authorities can bring inflation under control and to what extent their actions will slow economic growth. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-market, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through October 31, 2022, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund's sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2022, the BNY
Mellon Core Bond ETF (the “fund”) produced a net asset
total return of −15.82%.
1
In comparison, the Bloomberg US
Aggregate Total Return Index (the “Index”) achieved a total
return of −15.68% for the same period.
2,3
Returns were negative across the board in the fixed-income
market, but spread sectors, including corporate and securitized bonds fared the worst. The difference in returns between the fund and the Index was primarily to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To
pursue its goal, the fund normally invests substantially all, but at least 80% of its assets in bonds comprising the Index and
TBA transactions representing bonds included in the Index.
The Index is designed to measure the investment-grade, U.S.
dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency)
and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Inflation Hampers the Market
Fixed-income markets posted a negative performance during
the reporting period, driven primarily by worries about rising inflation. The Federal Reserve (the “Fed”) responded with a
hawkish stance and a series of hikes in the federal funds rate.
Inflation initially heated up in response to pent-up demand
resulting from the COVID-19 pandemic. Pricing pressures were exacerbated by extended lockdowns in China, which caused
bottlenecks in supply chains. Finally, the invasion of Ukraine by
Russia reduced the supply of oil and other commodities, further adding to inflation pressures.
In March 2022, the Fed began to hike interest rates, hiking the federal funds rate by 25 basis points (bps). This was followed by an increase of 50 bps in May, and hikes of 75 bps in June, July and September, bringing the federal funds target to 3.00% to
3.25%. While some investors began to anticipate that the Fed would pivot and slow the pace of rate increases, the Fed gave little indication that it was ready to make this move.
Treasury yields rose across the yield curve during the reporting period, but especially at the short end, where the Fed’s actions have the most effect. The yield on the two-year Treasury rose approximately 400 bps, while the yield on the 10-year Treasury increased by approximately 250 bps.
Corporate and Securitized Bonds Perform Worst
The Index lost 15.68%, the weakest performance in decades,
with declines occurring across the board. The loss was driven largely by bonds in spread sectors, especially corporate bonds, which declined approximately 19%, and by securitized bonds,
which fell about 15%.
On the other hand, Treasuries outperformed the Index, declining about 14%, as did government agency bonds, which fell 10%. In the securitized sector, asset-backed securities, which tend to be of shorter duration, slid only 6%.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is a broad-
based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate), ABS and CMBS (agency and nonagency).
Investors cannot invest directly in any index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through October 31, 2022, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2022, the BNY
Mellon Short Duration Corporate Bond ETF (the “fund”)
produced a total return of −7.99%.
1
In comparison, the
Bloomberg US Corporate Bond 1-5 Year Total Return Index
(the “Index”) achieved a total return of −7.87% for the same period.
2,3
Short-term, investment-grade securities produced negative
returns over the reporting period in an environment of inflation and rising interest rates, but bonds in the financial sector fared worst. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not
reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all, but at least
80% of its assets in bonds comprising the Index. For bonds,
“duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose
1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.
The Index is designed to measure the market for investment-
grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Inflation Hampers the Market
Fixed-income markets posted a negative performance during
the reporting period, driven primarily by worries about rising inflation. The Federal Reserve (the “Fed”) responded with a
hawkish stance and a series of hikes in the federal funds rate.
Inflation initially heated up in response to pent-up demand
resulting from the COVID-19 pandemic. Pricing pressures were exacerbated by extended lockdowns in China, which caused
bottlenecks in supply chains. Finally, the invasion of Ukraine by
Russia reduced the supply of oil and other commodities, further adding to inflation pressures.
In March 2022, the Fed began to hike interest rates, hiking the federal funds rate by 25 basis points (bps). This was followed by an increase of 50 bps in May, and hikes of 75 bps in June, July and September, bringing the federal funds target to 3.00% to
3.25%. While some investors began to anticipate that the Fed would pivot and slow the pace of rate increases, the Fed gave little indication that it was ready to make this move.
Treasury yields rose across the yield curve during the reporting period, but especially at the short end, where the Fed’s actions have the most effect. The yield on the two-year Treasury rose approximately 400 bps, while the yield on the 10-year Treasury increased by approximately 250 bps.
Financial Sector Fared Worst
The performance of this short-term, corporate bond fund
relative to the broader fixed-income market was hindered
primarily by the sharp rise in Treasury yields. Although the fund does not include Treasuries, corporate bonds represent relatively greater risk, so a sell-off in Treasuries also affects higher-risk segments of the market. While all sectors underperformed, the financial sector lagged most.
On a more positive note, the fund’s shorter duration versus the broader market protected it somewhat from the rise in longer-
term rates. The industrials sector performed better than other sectors, and within industrials, energy and basic industries fared best.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund's net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investors return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — Bloomberg US Corporate 1-5 Years Total Return Index is designed to measure the market for investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares. Investors cannot invest directly in any Index.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through October 31, 2022, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, portfolio managers employed by the fund's sub-adviser, Insight
North America LLC.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2022, the BNY
Mellon High Yield Beta ETF (the “fund”) produced a net asset total return of −12.09%.
1
In comparison, the Bloomberg US
Corporate High Yield Total Return Index (the “Index”) achieved a total return of −11.76% for the same period.
2,3
U.S. high yield securities produced negative returns over the reporting period in an environment of rising inflation and bond yields. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not
reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track performance of the Index. The fund
uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures. The fund may also invest in derivatives with economic characteristics similar to such bonds or the Index.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Inflation Hampers the Market
Fixed-income markets posted a negative performance during
the reporting period, driven primarily by worries about rising inflation. The Federal Reserve (the “Fed”) responded with a
hawkish stance and a series of hikes in the federal funds rate.
Inflation initially heated up in response to pent-up demand
resulting from the COVID-19 pandemic. Pricing pressures were exacerbated by extended lockdowns in China, which caused
bottlenecks in supply chains. Finally, the invasion of Ukraine by
Russia reduced the supply of oil and other commodities, further adding to inflation pressures.
In March 2022, the Fed began to hike interest rates, hiking the federal funds rate by 25 basis points (bps). This was followed by an increase of 50 bps in May, and hikes of 75 bps in June, July and September, bringing the federal funds target to 3.00% to
3.25%. While some investors began to anticipate that the Fed would pivot and slow the pace of rate increases, the Fed gave little indication that it was ready to make this move.
Treasury yields rose across the yield curve during the reporting period, but especially at the short end, where the Fed’s actions have the most effect. The yield on the two-year Treasury rose by approximately 400 bps, while the yield on the 10-year Treasury increased by approximately 150 bps.
Returns Hindered by Rising Rates
The fund was able to approximately match the Index’s
performance during this period due to its practice of maintaining a beta of 1.0 versus the Index. For the period, the fund
declined −12.26%. The bulk of the Index’s return was due to
the performance of Treasuries, which accounted for −8.86%.
Spread sectors also detracted, accounting for −2.89%. Security selection proved difficult as small security deviations across multiple sectors also detracted from performance.
A preference for “fallen angel” bonds and new-issue concessions contributed positively to offset some of the losses.
Attractive Yields, Strong Fundamentals
Yields and spreads remain attractive. As of early November 4,
2022, the yield spread on the Index was 5.00%, resulting in an
Index yield of 9.39%. In addition, defaults have been low. Year to date, the default rate on the Index was just 0.62%, far lower than the historical average of 1.5%.
Fundamentals are strong. Across the Index, leverage ratios (debt to market capitalization) and cash flow remain better than average.
Nevertheless, as the economy slows, we may experience higher defaults, but at current yields, investors are well-compensated for the loss-given default.
The rate environment, however, remains uncertain. As expected, the Fed raised the federal funds rate by 75 bps in early November, bringing the target range to 3.75% to 4.00%. The Fed remains focused on fighting inflation and has given no indication yet regarding pausing future rate hikes. With the U.S. yield curve remaining inverted, the threat of recession continues to weigh on investor sentiment.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively,
“Bloomberg”).
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Large Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Large Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon US Large Cap Core Equity ETF
NAV Return 4/7/20 (16.91)% 47.27%
Market Price Return 4/7/20 (16.90)% 47.36%
Morningstar
®
US Large Cap Index
SM
4/7/20 (16.94)% 47.42%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Mid Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US
Mid Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Mid Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25%
liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon US Mid Cap Core Equity ETF
NAV Return 4/7/20 (15.88)% 61.21%
Market Price Return 4/7/20 (15.94)% 61.20%
Morningstar
®
US Mid Cap Index
SM
4/7/20 (16.02)% 61.63%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Small Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US
Small Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Small Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon US Small Cap Core Equity ETF
NAV Return 4/7/20 (17.45)% 64.29%
Market Price Return 4/7/20 (17.50)% 64.38%
Morningstar
®
US Small Cap Index
SM
4/7/20 (17.47)% 64.64%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon International Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon International Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks. A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the
United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-
trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon International Equity ETF
NAV Return 4/22/20 (21.49)% 21.28%
Market Price Return 4/22/20 (21.92)% 21.36%
Morningstar
®
Developed Markets ex-US Large Cap Index
SM
4/22/20 (21.51)% 21.10%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Emerging Markets Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
Emerging
Markets Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Emerging Markets Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high-income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities
(including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the
Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon Emerging Markets Equity ETF
NAV Return 4/22/20 (29.91)% 1.63%
Market Price Return 4/22/20 (29.76)% 1.89%
Morningstar
®
Emerging Markets Large Cap Index
SM
4/22/20 (29.71)% 2.90%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Core Bond ETF with a hypothetical investment of $10,000 in the Bloomberg US Aggregate Bond
Index (the “Index”).
†
Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Core Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding.
For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of
$25 million. To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon Core Bond ETF
NAV Return 4/22/20 (15.82)% (15.06)%
Market Price Return 4/22/20 (15.89)% (15.09)%
Bloomberg US Aggregate Total Return Index 4/22/20 (15.68)% (14.90)%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Short Duration Corporate Bond ETF with a hypothetical investment of $10,000 in the Bloomberg
US Corporate 1-5 Years Total Return Index (the “Index”).
†
Sources: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Short Duration Corporate Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the market for investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon Short Duration Corporate Bond ETF
NAV Return 4/22/20 (7.99)% (3.88)%
Market Price Return 4/22/20 (8.05)% (3.90)%
Bloomberg US Corporate 1-5 Years Total Return Index 4/22/20 (7.87)% (3.50)%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon High Yield Beta ETF with a hypothetical investment of $10,000 in the Bloomberg US Corporate
High Yield Total Return Index (the “Index”).
†
Sources: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon High Yield Beta ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date 1 Year From Inception
BNY Mellon High Yield Beta ETF
NAV Return 4/22/20 (12.09)% 7.54%
Market Price Return 4/22/20 (12.26)% 7.35%
Bloomberg US Corporate High Yield Total Return Index 4/22/20 (11.76)% 8.57%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the funds, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your funds’ prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
For the six months ended October 31, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 939.70 1,025.21 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 944.60 1,025.00 0.20 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 971.50 1,025.00 0.20 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 879.10 1,025.00 0.19 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 805.20 1,024.65 0.50 0.56 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 930.60 1,025.21 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 971.70 1,024.90 0.30 0.31 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 949.30 1,024.10 1.08 1.12 0.22

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 8.2%
Activision Blizzard, Inc. 11,465 834,652
Alphabet, Inc., Class A
(a)
94,683 8,948,490
Alphabet, Inc., Class C
(a)
86,133 8,153,350
AT&T, Inc. 113,210 2,063,818
Charter Communications, Inc., Class A
(a)
1,772 651,423
Comcast Corp., Class A 70,304 2,231,449
Meta Platforms, Inc., Class A
(a)
36,209 3,373,231
Netflix, Inc.
(a)
7,014 2,047,246
Snap, Inc., Class A
(a)
13,473 133,517
T-Mobile US, Inc.
(a)
9,587 1,453,006
Verizon Communications, Inc. 67,787 2,533,200
Walt Disney Co. (The)
(a)
29,018 3,091,578
Warner Bros Discovery, Inc.
(a)
35,265 458,445
35,973,405
Consumer Discretionary – 11.1%
Airbnb, Inc., Class A
(a)
6,399 684,117
Amazon.com, Inc.
(a)
141,526 14,497,923
Booking Holdings, Inc.
(a)
631 1,179,642
Chipotle Mexican Grill, Inc., Class A
(a)
468 701,218
Dollar General Corp. 3,650 930,932
Ford Motor Co. 60,873 813,872
General Motors Co. 23,095 906,479
Hilton Worldwide Holdings, Inc. 4,169 563,899
Home Depot, Inc. (The) 16,389 4,853,275
Lowe's Cos., Inc. 10,251 1,998,432
Lululemon Athletica, Inc.
(a)
1,835 603,788
Marriott International, Inc., Class A 4,396 703,844
McDonald's Corp. 11,797 3,216,570
MercadoLibre, Inc.
(a)
738 665,396
Nike, Inc., Class B 19,382 1,796,324
O'Reilly Automotive, Inc.
(a)
1,009 844,705
Starbucks Corp. 18,292 1,583,904
Target Corp. 7,314 1,201,325
Tesla, Inc.
(a)
42,555 9,682,965
TJX Cos., Inc. (The) 18,922 1,364,276
48,792,886
Consumer Staples – 7.2%
Altria Group, Inc. 28,224 1,305,924
Archer-Daniels-Midland Co. 8,810 854,394
Coca-Cola Co. (The) 62,076 3,715,249
Colgate-Palmolive Co. 13,312 982,958
Constellation Brands, Inc., Class A 2,676 661,186
Costco Wholesale Corp. 7,033 3,527,050
Estee Lauder Cos., Inc. (The), Class A 3,708 743,417
General Mills, Inc. 9,218 752,004
Keurig Dr Pepper, Inc. 13,338 518,048
Kimberly-Clark Corp. 5,303 660,011
Kraft Heinz Co. (The) 12,835 493,762
Mondelez International, Inc., Class A 21,900 1,346,412
Monster Beverage Corp.
(a)
6,125 574,035
PepsiCo, Inc. 21,983 3,991,673
Philip Morris International, Inc. 24,754 2,273,655
Procter & Gamble Co. (The) 37,580 5,060,899
SYSCO Corp. 8,003 692,740
Walmart, Inc. 22,693 3,229,895
31,383,312
Energy – 5.0%
Chevron Corp. 28,879 5,224,211
ConocoPhillips 20,151 2,540,840
EOG Resources, Inc. 9,310 1,271,001
Exxon Mobil Corp. 66,114 7,326,092
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 5.0% (continued)
Marathon Petroleum Corp. 8,398 954,181
Occidental Petroleum Corp. 12,086 877,444
Pioneer Natural Resources Co. 3,762 964,614
Schlumberger NV 22,561 1,173,849
Valero Energy Corp. 6,401 803,645
Williams Cos., Inc. (The) 19,426 635,813
21,771,690
Financials – 10.9%
American Express Co. 9,645 1,431,800
American International Group, Inc. 12,243 697,851
Aon PLC, Class A 3,341 940,458
Bank of America Corp. 111,839 4,030,678
Berkshire Hathaway, Inc., Class B
(a)
28,662 8,457,870
BlackRock, Inc., Class A 2,413 1,558,581
Blackstone, Inc., Class A 11,096 1,011,289
Capital One Financial Corp. 6,082 644,814
Charles Schwab Corp. (The) 24,343 1,939,407
Chubb Ltd. 6,730 1,446,210
Citigroup, Inc. 31,067 1,424,733
CME Group, Inc., Class A 5,703 988,330
Goldman Sachs Group, Inc. (The) 5,442 1,874,823
Intercontinental Exchange, Inc. 8,995 859,652
JPMorgan Chase & Co. 46,605 5,866,637
Marsh & McLennan Cos., Inc. 8,015 1,294,342
MetLife, Inc. 11,312 828,151
Moody's Corp. 2,542 673,300
Morgan Stanley 21,856 1,795,907
PNC Financial Services Group, Inc. (The) 6,738 1,090,411
Progressive Corp. (The) 9,184 1,179,226
Prudential Financial, Inc. 6,265 659,015
S&P Global, Inc. 5,505 1,768,481
Travelers Cos., Inc. (The) 3,858 711,647
Truist Financial Corp. 21,162 947,846
US Bancorp 21,229 901,171
Wells Fargo & Co. 60,077 2,762,941
47,785,571
Health Care – 16.1%
Abbott Laboratories 28,003 2,770,617
AbbVie, Inc. 28,043 4,105,495
Amgen, Inc. 8,538 2,308,248
Becton, Dickinson & Co. 4,513 1,064,933
Boston Scientific Corp.
(a)
22,424 966,699
Bristol-Myers Squibb Co. 33,796 2,618,176
Centene Corp.
(a)
9,297 791,454
Cigna Corp. 4,767 1,540,027
CVS Health Corp. 20,930 1,982,071
Danaher Corp. 10,437 2,626,680
DexCom, Inc.
(a)
6,382 770,818
Edwards Lifesciences Corp.
(a)
9,938 719,809
Elevance Health, Inc. 3,868 2,114,906
Eli Lilly & Co. 12,549 4,543,867
Gilead Sciences, Inc. 20,047 1,572,888
HCA Healthcare, Inc. 3,560 774,193
Humana, Inc. 2,064 1,151,877
Illumina, Inc.
(a)
2,554 584,406
Intuitive Surgical, Inc.
(a)
5,698 1,404,386
IQVIA Holdings, Inc.
(a)
2,990 626,913
Johnson & Johnson 41,823 7,275,947
McKesson Corp. 2,265 881,923
Medtronic PLC 21,313 1,861,477
Merck & Co., Inc. 40,374 4,085,849

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 16.1% (continued)
Moderna, Inc.
(a)
5,234 786,827
Pfizer, Inc. 88,991 4,142,531
Regeneron Pharmaceuticals, Inc.
(a)
1,706 1,277,368
Stryker Corp. 5,328 1,221,391
Thermo Fisher Scientific, Inc. 6,237 3,205,631
UnitedHealth Group, Inc. 14,840 8,238,426
Vertex Pharmaceuticals, Inc.
(a)
4,101 1,279,512
Zoetis, Inc., Class A 7,351 1,108,384
70,403,729
Industrials – 6.7%
3M Co. 8,839 1,111,858
Boeing Co. (The)
(a)
8,878 1,265,204
Caterpillar, Inc. 8,501 1,840,126
Cintas Corp. 1,407 601,563
CSX Corp. 34,662 1,007,278
Deere & Co. 4,412 1,746,358
Eaton Corp. PLC 6,341 951,594
Emerson Electric Co. 9,626 833,611
FedEx Corp. 3,857 618,200
General Dynamics Corp. 3,604 900,279
General Electric Co. 17,564 1,366,655
Honeywell International, Inc. 10,897 2,223,206
Illinois Tool Works, Inc. 4,475 955,547
Johnson Controls International PLC 10,902 630,572
L3Harris Technologies, Inc. 3,111 766,768
Lockheed Martin Corp. 3,779 1,839,164
Norfolk Southern Corp. 3,866 881,719
Northrop Grumman Corp. 2,285 1,254,488
Raytheon Technologies Corp. 23,463 2,224,762
Republic Services, Inc., Class A 3,317 439,900
Uber Technologies, Inc.
(a)
31,713 842,614
Union Pacific Corp. 10,127 1,996,437
United Parcel Service, Inc., Class B 11,667 1,957,372
Waste Management, Inc. 6,144 973,025
29,228,300
Information Technology – 29.5%
Accenture PLC, Class A 10,007 2,840,987
Adobe, Inc.
(a)
7,414 2,361,359
Advanced Micro Devices, Inc.
(a)
25,684 1,542,581
Amphenol Corp., Class A 9,866 748,139
Analog Devices, Inc. 8,475 1,208,705
Apple, Inc. 240,583 36,890,997
Applied Materials, Inc. 13,708 1,210,279
Autodesk, Inc.
(a)
3,403 729,263
Automatic Data Processing, Inc. 6,639 1,604,646
Block, Inc., Class A
(a)
7,570 454,730
Broadcom, Inc. 6,407 3,012,059
Cadence Design Systems, Inc.
(a)
4,342 657,335
Cisco Systems, Inc. 66,395 3,016,325
Cognizant Technology Solutions Corp., Class A 8,241 513,002
Crowdstrike Holdings, Inc., Class A
(a)
3,485 561,782
Fidelity National Information Services, Inc. 9,483 786,994
Fiserv, Inc.
(a)
10,100 1,037,674
Fortinet, Inc.
(a)
10,549 602,981
Global Payments, Inc. 4,519 516,341
Intel Corp. 64,822 1,842,890
International Business Machines Corp. 14,329 1,981,557
Intuit, Inc. 4,516 1,930,590
KLA Corp. 2,315 732,582
LAM Research Corp. 2,195 888,492
Marvell Technology, Inc. 13,538 537,188
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 29.5% (continued)
Mastercard, Inc., Class A 13,734 4,507,224
Micron Technology, Inc. 17,276 934,632
Microsoft Corp. 118,754 27,566,366
NVIDIA Corp. 39,920 5,388,002
NXP Semiconductors NV 4,279 625,076
Oracle Corp. 24,447 1,908,577
Palo Alto Networks, Inc.
(a)
4,725 810,763
Paychex, Inc. 5,028 594,863
PayPal Holdings, Inc.
(a)
18,140 1,516,141
QUALCOMM, Inc. 17,756 2,089,171
Roper Technologies, Inc. 1,697 703,474
Salesforce, Inc.
(a)
15,848 2,576,726
ServiceNow, Inc.
(a)
3,205 1,348,472
Snowflake, Inc., Class A
(a)
4,540 727,762
Synopsys, Inc.
(a)
2,440 713,822
TE Connectivity Ltd. 5,294 647,086
Texas Instruments, Inc. 14,509 2,330,581
Visa, Inc., Class A
(b)
26,067 5,400,040
VMware, Inc., Class A
(a)
3,181 357,958
Workday, Inc., Class A
(a)
3,133 488,184
129,444,398
Materials – 1.8%
Air Products & Chemicals, Inc. 3,463 867,135
Corteva, Inc. 11,382 743,700
Dow, Inc. 11,796 551,345
Ecolab, Inc. 3,933 617,756
Freeport-McMoRan, Inc. 22,342 708,018
Linde PLC 8,093 2,406,454
Newmont Corp. 12,601 533,274
Nucor Corp. 4,213 553,504
Sherwin-Williams Co. (The) 3,799 854,889
Southern Copper Corp. 1,335 62,705
7,898,780
Real Estate – 1.5%
American Tower Corp.
(c)
7,353 1,523,468
Crown Castle, Inc.
(c)
6,852 913,098
Digital Realty Trust, Inc.
(c)
4,538 454,935
Equinix, Inc.
(c)
1,448 820,205
Prologis, Inc.
(c)
14,719 1,630,129
Public Storage
(c)
2,507 776,543
Simon Property Group, Inc.
(c)
5,389 587,293
6,705,671
Utilities – 1.7%
American Electric Power Co., Inc. 7,895 694,128
Dominion Energy, Inc. 13,432 939,837
Duke Energy Corp. 12,239 1,140,430
Exelon Corp. 15,733 607,136
NextEra Energy, Inc. 31,303 2,425,983
Sempra Energy 5,016 757,115
Southern Co. (The) 16,720 1,094,826
7,659,455
Total Common Stocks (cost $476,728,635) 437,047,197
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 3.09%
(d)(e)
(cost $1,160,584) 1,160,584 1,160,584
Total Investments (cost $477,889,219) 100.0% 438,207,781
Liabilities, Less Cash and Receivables 0.0% (51,449)
Net Assets 100.0% 438,156,332

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $3,347,913 and the value of the collateral was $3,451,026, consisting of U.S. Government
& Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institu tional Shares 301,916 10,998,125 (10,139,457) 1,160,584 6,727
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 140,106 2,723,100 (2,863,206) — 17,057
2
Total – 0.3% 442,022 13,721,225 (13,002,663) 1,160,584 23,784
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 29.5
Health Care 16.1
Consumer Discretionary 11.1
Financials 10.9
Communication Services 8.2
Consumer Staples 7.2
Industrials 6.7
Energy 5.0
Materials 1.8
Utilities 1.7
Real Estate 1.5
Registered Investment Companies 0.3
100.0
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 5 12/16/2022 964,855 970,750 5,895

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.3%
AMC Entertainment Holdings, Inc., Class A
(a),(b)
5,892 39,241
Cable One, Inc. 58 49,847
DISH Network Corp., Class A
(b)
2,721 40,570
Electronic Arts, Inc. 3,001 378,006
Fox Corp., Class A 3,719 107,368
Fox Corp., Class B 1,550 42,160
Getty Images Holdings, Inc.
(a),(b)
339 2,305
IAC, Inc.
(b)
897 43,666
Interpublic Group of Cos., Inc. (The) 4,464 132,983
Liberty Broadband Corp., Class A
(b)
165 14,078
Liberty Broadband Corp., Class C
(b)
1,409 118,962
Liberty Media Corp.-Liberty Formula One, Class
A
(b)
293 15,242
Liberty Media Corp.-Liberty Formula One, Class
C
(a),(b)
2,339 135,030
Liberty Media Corp.-Liberty SiriusXM , Class
A
(a),(b)
842 35,734
Liberty Media Corp.-Liberty SiriusXM , Class C
(b)
1,741 73,453
Live Nation Entertainment, Inc.
(b)
1,620 128,968
Lumen Technologies, Inc.
(a)
10,963 80,688
Match Group, Inc.
(b)
3,295 142,344
News Corp., Class A 4,213 71,073
News Corp., Class B 1,840 31,519
Omnicom Group, Inc. 2,355 171,326
Paramount Global, Class A
(a)
207 4,364
Paramount Global, Class B
(a)
5,604 102,665
Pinterest, Inc., Class A
(b)
6,664 163,934
Playtika Holding Corp.
(b)
1,269 11,992
Roku, Inc., Class A
(b)
1,406 78,089
Sirius XM Holdings, Inc.
(a)
8,071 48,749
Take-Two Interactive Software, Inc.
(b)
1,775 210,302
Trade Desk, Inc. (The), Class A
(b)
5,058 269,288
ZoomInfo Technologies, Inc., Class A
(b)
3,092 137,687
2,881,633
Consumer Discretionary – 10.4%
Advance Auto Parts, Inc. 681 129,336
Aptiv PLC
(b)
3,101 282,408
Aramark 2,923 106,690
AutoNation, Inc.
(a),(b)
445 47,308
AutoZone, Inc.
(b)
222 562,299
Bath & Body Works, Inc. 2,574 85,920
Best Buy Co., Inc. 2,276 155,701
BorgWarner, Inc. 2,662 99,905
Bright Horizons Family Solutions, Inc.
(b)
677 44,222
Burlington Stores, Inc.
(a),(b)
783 111,938
Caesars Entertainment, Inc.
(b)
2,436 106,526
Capri Holdings Ltd.
(b)
1,571 71,763
CarMax, Inc.
(a),(b)
1,823 114,867
Carnival Corp.
(a),(b)
11,448 103,719
Choice Hotels International, Inc. 343 44,535
Churchill Downs, Inc. 385 80,045
D.R. Horton, Inc. 3,603 276,999
Darden Restaurants, Inc. 1,395 199,680
Deckers Outdoor Corp.
(b)
305 106,729
Dollar Tree, Inc.
(b)
2,409 381,827
Domino's Pizza, Inc. 406 134,889
DoorDash , Inc., Class A
(b)
2,984 129,894
eBay, Inc. 6,248 248,920
Etsy, Inc.
(b)
1,435 134,761
Expedia Group, Inc.
(b)
1,772 165,629
Five Below, Inc.
(b)
610 89,274
Floor & Decor Holdings, Inc., Class A
(b)
1,231 90,318
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 10.4% (continued)
Gamestop Corp., Class A
(a),(b)
2,883 81,618
Garmin Ltd. 1,719 151,341
Gentex Corp. 2,726 72,212
Genuine Parts Co. 1,611 286,532
Hasbro, Inc. 1,457 95,069
Kohl's Corp. 1,451 43,457
Las Vegas Sands Corp.
(b)
3,778 143,602
Lear Corp. 660 91,549
Lennar Corp., Class A 2,854 230,318
Lennar Corp., Class B 282 18,392
Lithia Motors, Inc., Class A 308 61,030
LKQ Corp. 2,986 166,141
Lucid Group, Inc.
(a),(b)
6,657 95,129
Macy's, Inc. 2,983 62,196
Mattel, Inc.
(b)
4,018 76,181
MGM Resorts International 3,771 134,134
Mohawk Industries, Inc.
(b)
615 58,271
Newell Brands, Inc. 4,411 60,916
Norwegian Cruise Line Holdings Ltd.
(a),(b)
4,592 77,559
NVR, Inc.
(b)
36 152,559
Penske Automotive Group, Inc. 291 32,481
Pool Corp. 444 135,078
PulteGroup, Inc. 2,618 104,694
RH
(a),(b)
237 60,181
Rivian Automotive, Inc., Class A
(a),(b)
6,267 219,157
Ross Stores, Inc. 3,968 379,698
Royal Caribbean Cruises Ltd.
(a),(b)
2,500 133,450
Service Corp. International 1,789 108,431
Tapestry, Inc. 2,919 92,474
Tractor Supply Co. 1,268 278,668
Ulta Beauty, Inc.
(b)
593 248,686
Vail Resorts, Inc. 468 102,553
VF Corp. 3,807 107,548
Whirlpool Corp. 617 85,294
Williams-Sonoma, Inc.
(a)
807 99,931
Wyndham Hotels & Resorts, Inc. 1,041 79,043
Wynn Resorts Ltd.
(b)
1,131 72,271
Yum! Brands, Inc. 3,265 386,086
8,990,032
Consumer Staples – 4.5%
Albertsons Cos., Inc., Class A 1,810 37,123
BJ's Wholesale Club Holdings, Inc.
(b)
1,538 119,041
Brown-Forman Corp., Class A 720 49,514
Brown-Forman Corp., Class B 2,035 138,380
Bunge Ltd. 1,721 169,863
Campbell Soup Co. 2,253 119,206
Church & Dwight Co., Inc. 2,825 209,417
Clorox Co. (The) 1,396 203,872
ConAgra Brands, Inc. 5,390 197,813
Darling Ingredients, Inc.
(b)
1,817 142,598
Hershey Co. (The) 1,687 402,805
Hormel Foods Corp. 3,323 154,353
JM Smucker Co. (The) 1,219 183,655
Kellogg Co. 2,929 225,006
Kroger Co. (The) 7,436 351,648
Lamb Weston Holdings, Inc. 1,641 141,487
McCormick & Co., Inc. 2,812 221,136
Molson Coors Beverage Co., Class B 2,140 107,920
Olaplex Holdings, Inc.
(b)
1,024 4,506
Performance Food Group Co.
(b)
1,776 92,423
Tyson Foods, Inc., Class A 3,305 225,897

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Staples – 4.5% (continued)
US Foods Holding Corp.
(b)
2,280 67,853
Walgreens Boots Alliance, Inc. 8,140 297,110
3,862,626
Energy – 6.4%
Antero Resources Corp.
(b)
3,263 119,622
APA Corp. 3,702 168,293
Baker Hughes Co., Class A 11,495 317,952
Cheniere Energy, Inc. 2,849 502,592
Chesapeake Energy Corp. 1,113 113,826
Continental Resources, Inc. 634 46,897
Coterra Energy, Inc. 9,085 282,816
Devon Energy Corp. 7,444 575,793
Diamondback Energy, Inc. 2,034 319,562
EQT Corp. 4,187 175,184
Halliburton Co. 10,406 378,986
Hess Corp. 3,173 447,647
Kinder Morgan, Inc. 22,583 409,204
Marathon Oil Corp. 7,653 233,034
New Fortress Energy, Inc., Class A 535 29,462
ONEOK, Inc. 5,131 304,371
Ovintiv , Inc. 2,917 147,746
Phillips 66 5,475 570,988
Southwestern Energy Co.
(b)
12,604 87,346
Targa Resources Corp. 2,551 174,412
Texas Pacific Land Corp.
(a)
70 161,271
5,567,004
Financials – 14.3%
Aflac, Inc. 6,521 424,582
Allstate Corp. (The) 3,083 389,229
Ally Financial, Inc. 3,437 94,724
American Financial Group, Inc. 803 116,523
Ameriprise Financial, Inc. 1,229 379,908
Annaly Capital Management, Inc.
(c)
4,924 91,340
Apollo Global Management, Inc. 4,980 275,693
Arch Capital Group Ltd.
(b)
4,173 239,948
Ares Management Corp., Class A 1,757 133,233
Arthur J Gallagher & Co. 2,415 451,798
Assurant, Inc. 616 83,690
Bank of New York Mellon Corp. (The) 8,360 352,040
Brown & Brown, Inc. 2,617 153,853
Carlyle Group, Inc. (The) 2,526 71,435
Cincinnati Financial Corp. 1,818 187,836
Citizens Financial Group, Inc. 5,689 232,680
CNA Financial Corp. 317 13,219
Coinbase Global, Inc., Class A
(a),(b)
1,794 118,852
Comerica, Inc. 1,470 103,635
Commerce Bancshares, Inc. 1,231 87,204
Credit Acceptance Corp.
(a),(b)
67 31,197
Cullen/Frost Bankers, Inc. 730 113,187
Discover Financial Services 3,101 323,930
East West Bancorp, Inc. 1,602 114,655
Equitable Holdings, Inc. 4,018 123,031
Erie Indemnity Co., Class A 281 72,220
Everest Re Group Ltd. 452 145,842
FactSet Research Systems, Inc. 439 186,790
Fidelity National Financial, Inc. 3,141 123,693
Fifth Third Bancorp 7,786 277,882
First Citizens BancShares , Inc., Class A 149 122,496
First Horizon National Corp. 6,143 150,565
First Republic Bank 2,159 259,296
Franklin Resources, Inc. 3,224 75,603
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 14.3% (continued)
Globe Life, Inc. 1,052 121,527
Hartford Financial Services Group, Inc. (The) 3,686 266,903
Huntington Bancshares, Inc. 16,347 248,147
Invesco Ltd. 5,317 81,456
Jefferies Financial Group, Inc. 2,089 71,882
KeyCorp 10,509 187,796
KKR & Co., Inc., Class A 6,528 317,457
Lincoln National Corp. 1,765 95,081
Loews Corp. 2,314 131,944
LPL Financial Holdings, Inc. 914 233,664
M&T Bank Corp. 1,996 336,067
Markel Corp.
(b)
154 185,739
MarketAxess Holdings, Inc. 434 105,913
Morningstar, Inc. 291 67,564
MSCI, Inc., Class A 913 428,069
NASDAQ, Inc. 3,857 240,060
Northern Trust Corp. 2,367 199,656
Old Republic International Corp. 3,250 75,433
Principal Financial Group, Inc. 2,629 231,694
Raymond James Financial, Inc. 2,205 260,499
Regions Financial Corp. 10,614 232,977
Reinsurance Group of America, Inc., Class A 778 114,498
SEI Investments Co. 1,181 64,128
Signature Bank 714 113,190
State Street Corp. 4,178 309,172
SVB Financial Group
(b)
675 155,898
Synchrony Financial 5,453 193,909
T Rowe Price Group, Inc.
(a)
2,560 271,770
Tradeweb Markets, Inc., Class A 1,232 67,859
Voya Financial, Inc. 1,133 77,452
W.R. Berkley Corp. 2,333 173,529
Webster Financial Corp. 2,033 110,311
Western Alliance Bancorp 1,199 80,537
Willis Towers Watson PLC 1,248 272,326
Zions Bancorp NA 1,717 89,181
12,335,097
Health Care – 10.5%
ABIOMED, Inc.
(b)
510 128,561
Agilent Technologies, Inc. 3,402 470,667
agilon health, Inc.
(a),(b)
2,240 44,464
Align Technology, Inc.
(b)
824 160,103
Alnylam Pharmaceuticals, Inc.
(b)
1,366 283,117
AmerisourceBergen Corp., Class A 1,811 284,725
Avantor , Inc.
(b)
7,693 155,168
Baxter International, Inc. 5,739 311,915
Biogen, Inc.
(b)
1,655 469,093
BioMarin Pharmaceutical, Inc.
(b)
2,109 182,703
Bio-Rad Laboratories, Inc., Class A
(b)
243 85,466
Bio- Techne Corp. 452 133,909
Bruker Corp. 1,183 73,157
Cardinal Health, Inc. 3,102 235,442
Catalent , Inc.
(b)
2,058 135,272
Charles River Laboratories International, Inc.
(b)
578 122,680
Chemed Corp. 173 80,768
Cooper Cos., Inc. (The) 568 155,286
DaVita, Inc.
(b)
620 45,266
DENTSPLY SIRONA, Inc. 2,523 77,759
Elanco Animal Health, Inc.
(b)
4,878 64,341
Exact Sciences Corp.
(b)
1,939 67,438
Henry Schein, Inc.
(b)
1,515 103,717
Hologic , Inc.
(b)
2,841 192,620

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 10.5% (continued)
Horizon Therapeutics PLC
(b)
2,648 165,023
IDEXX Laboratories, Inc.
(b)
948 340,977
Incyte Corp.
(b)
2,089 155,296
Insulet Corp.
(b)
790 204,460
Jazz Pharmaceuticals PLC
(b)
707 101,660
Laboratory Corp. of America Holdings 1,020 226,297
Mettler -Toledo International, Inc.
(b)
256 323,822
Molina Healthcare, Inc.
(b)
658 236,130
Neurocrine Biosciences, Inc.
(b)
1,104 127,092
Novocure Ltd.
(a),(b)
1,023 72,285
Organon & Co. 2,931 76,734
PerkinElmer, Inc. 1,434 191,554
Quest Diagnostics, Inc. 1,326 190,480
Repligen Corp.
(b)
591 107,852
ResMed , Inc. 1,661 371,549
Royalty Pharma PLC, Class A 4,172 176,559
Seagen , Inc.
(b)
1,548 196,844
STERIS PLC 1,140 196,741
Syneos Health, Inc., Class A
(b)
1,115 56,174
Teleflex, Inc. 532 114,146
Tenet Healthcare Corp.
(b)
1,248 55,361
United Therapeutics Corp.
(b)
527 121,489
Universal Health Services, Inc., Class B 771 89,336
Veeva Systems, Inc., Class A
(b)
1,598 268,368
Viatris , Inc. 13,852 140,321
Waters Corp.
(b)
683 204,333
West Pharmaceutical Services, Inc. 844 194,204
Zimmer Biomet Holdings, Inc. 2,378 269,546
9,038,270
Industrials – 15.5%
Advanced Drainage Systems, Inc. 727 84,245
AECOM 1,579 118,867
AGCO Corp. 718 89,154
Allegion PLC 1,068 111,894
AMERCO 109 62,696
American Airlines Group, Inc.
(b)
7,172 101,699
AMETEK, Inc. 2,614 338,931
AO Smith Corp. 1,433 78,500
Avis Budget Group, Inc.
(b)
337 79,687
Axon Enterprise, Inc.
(b)
749 108,935
Booz Allen Hamilton Holding Corp., Class A 1,495 162,731
Builders FirstSource , Inc.
(b)
1,782 109,878
Carlisle Cos., Inc. 584 139,459
Carrier Global Corp. 9,552 379,788
CH Robinson Worldwide, Inc. 1,399 136,710
Clarivate PLC
(b)
5,022 51,877
Copart , Inc.
(b)
2,438 280,419
CoStar Group, Inc.
(b)
4,509 372,985
Cummins, Inc. 1,611 393,906
Delta Air Lines, Inc.
(b)
7,307 247,927
Dover Corp. 1,629 212,894
Dun & Bradstreet Holdings, Inc. 2,596 33,359
Equifax, Inc. 1,389 235,491
Expeditors International of Washington, Inc. 1,855 181,512
Fastenal Co. 6,522 315,208
Fortive Corp. 4,028 257,389
Fortune Brands Home & Security, Inc. 1,422 85,775
Generac Holdings, Inc.
(b)
746 86,469
Graco , Inc. 1,928 134,150
GXO Logistics, Inc.
(b)
1,447 52,873
HEICO Corp. 455 74,001
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 15.5% (continued)
HEICO Corp., Class A 798 101,585
Hertz Global Holdings, Inc.
(b)
2,065 37,996
Howmet Aerospace, Inc. 4,168 148,172
Hubbell, Inc., Class B 615 146,050
Huntington Ingalls Industries, Inc. 452 116,196
IDEX Corp. 923 205,192
Ingersoll Rand, Inc. 4,575 231,038
Jacobs Solutions, Inc. 1,438 165,686
JB Hunt Transport Services, Inc. 939 160,635
Knight-Swift Transportation Holdings, Inc., Class
A 1,805 86,694
Leidos Holdings, Inc. 1,548 157,261
Lennox International, Inc. 362 84,552
Lincoln Electric Holdings, Inc. 671 95,282
Lyft, Inc., Class A
(b)
3,314 48,517
Masco Corp. 2,556 118,266
Middleby Corp. (The)
(b)
620 86,713
Nordson Corp. 611 137,475
Old Dominion Freight Line, Inc. 1,056 289,978
Otis Worldwide Corp. 4,767 336,741
Owens Corning 1,100 94,171
PACCAR, Inc. 3,974 384,802
Parker-Hannifin Corp. 1,456 423,143
Pentair PLC 1,805 77,525
Plug Power, Inc.
(a),(b)
5,904 94,346
Quanta Services, Inc. 1,631 231,667
Regal Rexnord Corp. 755 95,538
Robert Half International, Inc. 1,266 96,798
Rockwell Automation, Inc. 1,310 334,443
Rollins, Inc. 2,665 112,143
Sensata Technologies Holding PLC 1,824 73,343
Snap-On, Inc. 601 133,452
Southwest Airlines Co.
(b)
6,984 253,868
Stanley Black & Decker, Inc. 1,677 131,628
Tetra Tech, Inc. 592 83,638
Textron, Inc. 2,487 170,210
Toro Co. (The) 1,187 125,145
Trane Technologies PLC 2,637 420,944
TransDigm Group, Inc. 587 337,971
TransUnion 2,189 129,742
Trex Co., Inc.
(b)
1,295 62,277
United Airlines Holdings, Inc.
(b)
3,649 157,199
United Rentals, Inc.
(b)
793 250,358
Verisk Analytics, Inc., Class A 1,777 324,889
Watsco , Inc.
(a)
373 101,068
Westinghouse Air Brake Technologies Corp. 2,071 193,183
Willscot Mobile Mini Holdings Corp., Class A
(b)
2,442 103,858
WW Grainger, Inc. 523 305,615
Xylem, Inc. 2,057 210,699
13,387,101
Information Technology – 14.3%
Akamai Technologies, Inc.
(b)
1,785 157,669
ANSYS, Inc.
(b)
998 220,718
AppLovin Corp., Class A
(a),(b)
1,552 26,322
Arista Networks, Inc.
(b)
2,815 340,221
Arrow Electronics, Inc.
(b)
725 73,413
Aspen Technology, Inc.
(b)
328 79,196
Bentley Systems, Inc., Class B 2,260 79,733
Bill.com Holdings, Inc.
(b)
1,070 142,695
Black Knight, Inc.
(b)
1,773 107,213
Broadridge Financial Solutions, Inc. 1,318 197,779

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 14.3% (continued)
CDW Corp. 1,535 265,263
Ceridian HCM Holding, Inc.
(b)
1,754 116,097
Ciena Corp.
(b)
1,738 83,250
Cloudflare , Inc., Class A
(b)
3,238 182,364
Cognex Corp. 1,991 92,044
Concentrix Corp. 487 59,526
Corning, Inc. 8,797 282,999
Datadog , Inc., Class A
(b)
2,804 225,750
Dell Technologies, Inc., Class C 2,982 114,509
DocuSign, Inc., Class A
(b)
2,323 112,201
DXC Technology Co.
(b)
2,586 74,347
Dynatrace , Inc.
(b)
2,320 81,757
Elastic NV
(b)
880 56,276
Enphase Energy, Inc.
(b)
1,544 474,008
Entegris , Inc. 1,715 136,068
EPAM Systems, Inc.
(b)
658 230,300
F5 Networks, Inc.
(b)
659 94,178
Fair Isaac Corp.
(b)
286 136,948
First Solar, Inc.
(b)
1,134 165,076
Five9, Inc.
(b)
805 48,509
FleetCor Technologies, Inc.
(b)
839 156,155
Flex Ltd.
(b)
5,213 102,071
Gartner, Inc.
(b)
899 271,426
Genpact Ltd. 1,910 92,635
GoDaddy , Inc., Class A
(b)
1,771 142,388
Guidewire Software, Inc.
(b)
989 58,756
Hewlett Packard Enterprise Co. 14,879 212,323
HP, Inc. 10,325 285,177
HubSpot , Inc.
(b)
548 162,515
Jabil, Inc. 1,580 101,515
Jack Henry & Associates, Inc. 828 164,822
Juniper Networks, Inc. 3,733 114,230
Keysight Technologies, Inc.
(b)
2,051 357,182
Lattice Semiconductor Corp.
(b)
1,557 75,530
Manhattan Associates, Inc.
(b)
712 86,629
Microchip Technology, Inc. 6,370 393,284
MongoDB, Inc., Class A
(b)
775 141,848
Monolithic Power Systems, Inc. 506 171,762
Motorola Solutions, Inc. 1,897 473,700
NetApp, Inc. 2,491 172,552
NortonLifeLock , Inc. 6,694 150,816
Okta , Inc., Class A
(b)
1,711 96,021
ON Semiconductor Corp.
(b)
4,925 302,543
Palantir Technologies, Inc., Class A
(a),(b)
19,979 175,615
Paycom Software, Inc.
(b)
562 194,452
Paylocity Holding Corp.
(b)
463 107,319
PTC, Inc.
(b)
1,197 141,043
Pure Storage, Inc., Class A
(b)
3,182 98,197
Qorvo , Inc.
(b)
1,139 98,045
RingCentral, Inc., Class A
(b)
812 28,842
Seagate Technology Holdings PLC 2,216 110,047
Skyworks Solutions, Inc. 1,821 156,624
SolarEdge Technologies, Inc.
(b)
630 144,919
Splunk , Inc.
(b)
1,650 137,132
SS&C Technologies Holdings, Inc. 2,516 129,373
TD Synnex Corp. 502 45,938
Teledyne Technologies, Inc.
(b)
534 212,521
Teradyne, Inc. 1,779 144,722
Trimble, Inc.
(b)
2,823 169,832
Twilio , Inc., Class A
(b)
2,004 149,037
Tyler Technologies, Inc.
(b)
465 150,348
UiPath , Inc., Class A
(b)
3,999 50,587
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 14.3% (continued)
Unity Software, Inc.
(a),(b)
2,048 60,416
VeriSign, Inc.
(b)
1,056 211,686
Western Digital Corp.
(b)
3,556 122,220
Wolfspeed , Inc.
(b)
1,409 110,959
Zebra Technologies Corp., Class A
(b)
578 163,701
Zendesk , Inc.
(b)
1,429 109,590
Zoom Video Communications, Inc., Class A
(b)
2,507 209,184
Zscaler , Inc.
(a),(b)
953 146,857
12,321,515
Materials – 5.7%
Albemarle Corp. 1,335 373,626
Alcoa Corp. 2,049 79,972
Amcor PLC 17,228 199,500
AptarGroup, Inc. 715 70,892
Avery Dennison Corp. 954 161,751
Ball Corp. 3,568 176,224
Berry Global Group, Inc.
(b)
1,432 67,762
Celanese Corp., Class A 1,107 106,405
CF Industries Holdings, Inc. 2,287 243,017
Cleveland-Cliffs, Inc.
(b)
5,903 76,680
Crown Holdings, Inc. 1,441 98,838
DuPont de Nemours, Inc. 5,680 324,896
Eastman Chemical Co. 1,403 107,764
FMC Corp. 1,445 171,811
International Flavors & Fragrances, Inc., Class W 2,894 282,483
International Paper Co. 4,094 137,599
LyondellBasell Industries NV, Class A 2,899 221,629
Martin Marietta Materials, Inc. 705 236,866
Mosaic Co. (The) 3,913 210,324
Olin Corp. 1,561 82,655
Packaging Corp. of America 1,057 127,062
PPG Industries, Inc. 2,668 304,632
Reliance Steel & Aluminum Co. 694 139,827
Royal Gold, Inc. 749 71,125
RPM International, Inc. 1,470 139,018
Sealed Air Corp. 1,649 78,525
Steel Dynamics, Inc. 1,973 185,561
U.S. Steel Corp. 2,760 56,194
Vulcan Materials Co. 1,508 246,860
Westlake Corp. 408 39,433
Westrock Co. 2,950 100,477
4,919,408
Real Estate – 8.0%
Alexandria Real Estate Equities, Inc.
(c)
1,685 244,830
American Homes 4 Rent, Class A
(c)
3,485 111,311
Americold Realty Trust, Inc.
(c)
3,088 74,884
Apartment Income REIT Corp.
(c)
1,750 67,252
AvalonBay Communities, Inc.
(c)
1,581 276,865
Boston Properties, Inc.
(c)
1,648 119,810
Brixmor Property Group, Inc.
(c)
3,392 72,284
Camden Property Trust
(c)
1,187 137,158
CBRE Group, Inc., Class A
(b)
3,641 258,293
CubeSmart
(c)
2,500 104,675
EastGroup Properties, Inc.
(c)
499 78,188
Equity LifeStyle Properties, Inc.
(c)
2,087 133,485
Equity Residential
(c)
3,857 243,068
Essex Property Trust, Inc.
(c)
728 161,791
Extra Space Storage, Inc.
(c)
1,518 269,354
Federal Realty Investment Trust
(c)
852 84,331
Gaming and Leisure Properties, Inc.
(c)
2,921 146,401
Healthpeak Properties, Inc.
(c)
6,124 145,323

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 8.0% (continued)
Host Hotels & Resorts, Inc.
(c)
8,150 153,872
Invitation Homes, Inc.
(c)
6,625 209,946
Iron Mountain, Inc.
(c)
3,295 164,981
Jones Lang LaSalle, Inc.
(b)
558 88,772
Kilroy Realty Corp.
(c)
1,231 52,613
Kimco Realty Corp.
(c)
6,885 147,201
Lamar Advertising Co., Class A
(c)
1,009 93,060
Life Storage, Inc.
(c)
956 105,743
Medical Properties Trust, Inc.
(c)
6,600 75,570
Mid-America Apartment Communities, Inc.
(c)
1,309 206,102
National Retail Properties, Inc.
(c)
2,064 86,750
Realty Income Corp.
(c)
7,040 438,381
Regency Centers Corp.
(c)
1,791 108,373
Rexford Industrial Realty, Inc.
(c)
1,941 107,298
SBA Communications Corp., Class A
(c)
1,230 331,977
STORE Capital Corp.
(c)
3,110 98,898
Sun Communities, Inc.
(c)
1,415 190,813
UDR, Inc.
(c)
3,519 139,915
Ventas, Inc.
(c)
4,560 178,433
VICI Properties, Inc.
(c)
10,928 349,915
Vornado Realty Trust
(a)(c)
1,836 43,311
W.P. Carey, Inc.
(c)
2,365 180,449
Welltower , Inc.
(c)
5,326 325,099
Weyerhaeuser Co.
(c)
8,337 257,863
Zillow Group, Inc., Class A
(b)
625 19,331
Zillow Group, Inc., Class C
(a),(b)
1,950 60,177
6,944,146
Utilities – 6.8%
AES Corp. (The) 7,585 198,424
Alliant Energy Corp. 2,806 146,389
Ameren Corp. 2,944 239,995
American Water Works Co., Inc. 2,067 300,418
Atmos Energy Corp. 1,584 168,775
Avangrid , Inc.
(a)
791 32,178
CenterPoint Energy, Inc. 7,176 205,305
CMS Energy Corp. 3,254 185,641
Consolidated Edison, Inc. 4,039 355,270
Constellation Energy Corp. 3,739 353,485
DTE Energy Co. 2,255 252,808
Edison International 4,322 259,493
Entergy Corp. 2,363 253,172
Essential Utilities, Inc. 2,714 120,013
Evergy , Inc. 2,593 158,510
Eversource Energy 4,009 305,806
FirstEnergy Corp. 6,163 232,407
NiSource, Inc. 4,512 115,913
NRG Energy, Inc. 2,667 118,415
OGE Energy Corp. 2,214 81,099
PG&E Corp.
(a),(b)
18,431 275,175
Pinnacle West Capital Corp. 1,305 87,709
PPL Corp. 8,351 221,218
Public Service Enterprise Group, Inc. 5,756 322,739
UGI Corp. 2,404 84,933
Vistra Corp. 4,493 103,204
WEC Energy Group, Inc. 3,579 326,870
Xcel Energy, Inc. 6,296 409,933
5,915,297
Total Common Stocks (cost $84,693,596) 86,162,129
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $210,028) 210,028 210,028
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $705,019) 705,019 705,019
Total Investments (cost $85,608,643) 100.8% 87,077,176
Liabilities, Less Cash and Receivables (0.8)% (649,717)
Net Assets 100.0% 86,427,459
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $3,217,608 and the value of the collateral was $3,311,054, consisting of cash collateral of $705,019 and U.S. Government & Agency securities valued at $2,606,035. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2022.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 240,646 3,996,296 (4,026,914) 210,028 2,048
Investment of Cash Collateral for Securities Loaned – 0.9%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 897,130 8,814,711 (9,006,822) 705,019 23,934
2
Total – 1.1% 1,137,776 12,811,007 (13,033,736) 915,047 25,982
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 15.5
Financials 14.3
Information Technology 14.3
Health Care 10.5
Consumer Discretionary 10.4
Real Estate 8.0
Utilities 6.8
Energy 6.4
Materials 5.7
Consumer Staples 4.5
Communication Services 3.3
Registered Investment Companies 1.1
100.8
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 12/16/2022 220,715 243,960 23,245

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 2.6%
Altice USA, Inc., Class A
(a)
3,044 20,121
Bumble, Inc., Class A
(a)(b)
1,112 28,245
Cargurus , Inc., Class A
(a)
1,314 19,132
Cinemark Holdings, Inc.
(a)
1,562 16,573
Cogent Communications Holdings, Inc. 594 31,191
Frontier Communications Parent, Inc.
(a)
3,194 74,803
Globalstar , Inc.
(a)
10,051 21,811
iHeartMedia , Inc., Class A
(a)
1,529 12,660
Integral Ad Science Holding Corp.
(a)
526 4,429
Iridium Communications, Inc.
(a)
1,812 93,372
John Wiley & Sons, Inc., Class A 627 26,453
Liberty Latin America Ltd., Class A
(a)
718 5,586
Liberty Latin America Ltd., Class C
(a)
2,130 16,593
Lions Gate Entertainment Corp., Class A
(a)
860 6,932
Lions Gate Entertainment Corp., Class B
(a)
1,742 13,222
Madison Square Garden Sports Corp., Class A 257 40,249
New York Times Co. (The), Class A 2,361 68,375
Nexstar Media Group, Inc., Class A 553 94,729
Shutterstock , Inc. 350 17,510
TechTarget , Inc.
(a)
395 25,497
TEGNA, Inc. 3,205 66,920
TripAdvisor, Inc.
(a)
1,477 34,887
Warner Music Group Corp., Class A 1,684 43,818
World Wrestling Entertainment, Inc., Class A
(b)
616 48,596
Yelp, Inc., Class A
(a)
1,008 38,717
Ziff Davis, Inc.
(a)
668 51,696
ZipRecruiter, Inc., Class A
(a)
800 13,416
935,533
Consumer Discretionary – 12.0%
Abercrombie & Fitch Co., Class A
(a)
725 12,745
Academy Sports & Outdoors, Inc. 1,223 53,849
Acushnet Holdings Corp. 472 21,981
Adient PLC
(a)
1,356 47,433
ADT, Inc.
(b)
2,830 23,942
American Eagle Outfitters, Inc.
(b)
2,298 26,105
Asbury Automotive Group, Inc.
(a)
315 49,691
Autoliv , Inc. 1,114 89,510
Boot Barn Holdings, Inc.
(a)
427 24,254
Boyd Gaming Corp. 1,161 67,059
Brunswick Corp. 1,057 74,698
Carter's, Inc. 544 36,921
Carvana Co., Class A
(a)(b)
1,421 19,226
Cavco Industries, Inc.
(a)
115 26,067
Chegg , Inc.
(a)
1,821 39,279
Chewy, Inc., Class A
(a)
1,316 50,969
Columbia Sportswear Co. 508 37,846
Coursera, Inc.
(a)
1,190 15,339
Cracker Barrel Old Country Store, Inc. 331 37,807
Crocs, Inc.
(a)
878 62,119
Dana, Inc. 1,771 28,265
Dave & Buster's Entertainment, Inc.
(a)
595 23,711
Dick's Sporting Goods, Inc. 812 92,373
Dillard's, Inc., Class A 48 15,782
Dorman Products, Inc.
(a)
407 33,219
Draftkings , Inc., Class A
(a)(b)
6,413 101,325
Foot Locker, Inc. 1,121 35,536
Fox Factory Holding Corp.
(a)
608 53,413
Frontdoor , Inc.
(a)
1,177 25,965
Gap, Inc. (The)
(b)
3,059 34,475
Gentherm , Inc.
(a)
490 28,626
Goodyear Tire & Rubber Co. (The)
(a)
4,033 51,219
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 12.0% (continued)
Graham Holdings Co., Class B 56 34,937
Grand Canyon Education, Inc.
(a)
459 46,189
Group 1 Automotive, Inc.
(b)
220 38,060
H&R Block, Inc. 2,274 93,575
Hanesbrands, Inc.
(b)
5,003 34,120
Harley-Davidson, Inc. 1,891 81,313
Helen of Troy Ltd.
(a)
346 32,739
Hilton Grand Vacations, Inc.
(a)
1,159 45,479
Hyatt Hotels Corp., Class A
(a)
715 67,360
Installed Building Products, Inc. 340 29,240
KB Home 1,201 34,613
Kontoor Brands, Inc. 713 25,454
Krispy Kreme, Inc. 965 13,848
LCI Industries 362 38,412
Leggett & Platt, Inc. 1,903 64,226
Leslie's, Inc.
(a)(b)
2,140 30,046
LGI Homes, Inc.
(a)
297 27,339
Life Time Group Holdings, Inc.
(a)(b)
791 8,298
Light & Wonder, Inc.
(a)
1,349 75,733
Luminar Technologies, Inc., Class A
(a)
3,254 26,325
Marriott Vacations Worldwide Corp. 560 82,746
MDC Holdings, Inc. 816 24,855
Meritage Homes Corp.
(a)
524 39,908
Mister Car Wash, Inc.
(a)(b)
1,077 9,510
Murphy USA, Inc. 306 96,240
National Vision Holdings, Inc.
(a)
1,100 40,744
Nordstrom, Inc.
(b)
1,608 32,707
ODP Corp. (The)
(a)
622 24,613
Ollie's Bargain Outlet Holdings, Inc.
(a)
832 46,592
Papa John's International, Inc. 457 33,192
Peloton Interactive, Inc., Class A
(a)(b)
4,368 36,691
Penn Entertainment, Inc.
(a)
2,263 74,905
Petco Health & Wellness Co., Inc., Class A
(a)
1,097 11,551
Planet Fitness, Inc., Class A
(a)
1,202 78,707
Polaris, Inc. 804 81,686
PVH Corp. 963 49,421
QuantumScape Corp., Class A
(a)(b)
3,950 32,904
Ralph Lauren Corp., Class A 612 56,726
Red Rock Resorts, Inc., Class A 699 29,113
SeaWorld Entertainment, Inc.
(a)
583 33,907
Shake Shack, Inc., Class A
(a)
525 29,174
Signet Jewelers Ltd. 652 42,536
Six Flags Entertainment Corp.
(a)(b)
1,041 23,214
Skechers USA, Inc., Class A
(a)
1,918 66,037
Skyline Champion Corp.
(a)
752 43,774
Sonos , Inc.
(a)
1,828 29,467
Steven Madden Ltd. 1,053 31,453
Sweetgreen , Inc., Class A
(a)
1,048 19,493
Taylor Morrison Home Corp., Class A
(a)
1,622 42,723
Tempur Sealy International, Inc. 2,457 66,069
Texas Roadhouse, Inc., Class A 950 94,003
Thor Industries, Inc.
(b)
784 63,872
Toll Brothers, Inc. 1,521 65,525
TopBuild Corp.
(a)
462 78,605
Topgolf Callaway Brands Corp.
(a)
1,985 37,159
Travel + Leisure Co. 1,195 45,386
TRI Pointe Group, Inc.
(a)
1,492 24,991
Under Armour , Inc., Class A
(a)
2,745 20,450
Under Armour , Inc., Class C
(a)
2,978 19,536
Urban Outfitters, Inc.
(a)
884 21,092
Victoria's Secret & Co.
(a)
1,201 45,158
Vista Outdoor, Inc.
(a)
794 23,058

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 12.0% (continued)
Visteon Corp.
(a)
401 52,318
Warby Parker, Inc., Class A
(a)(b)
876 14,060
Wayfair, Inc., Class A
(a)(b)
1,076 40,802
Wendy's Co. (The) 2,432 50,537
Wingstop , Inc.
(b)
431 68,266
YETI Holdings, Inc.
(a)
1,213 38,913
4,302,444
Consumer Staples – 3.6%
Beauty Health Co. (The)
(a)(b)
1,552 17,739
Bellring Brands, Inc.
(a)
1,930 46,745
Beyond Meat, Inc.
(a)(b)
881 13,832
Boston Beer Co., Inc. (The), Class A
(a)(b)
137 51,141
Cal-Maine Foods, Inc. 542 30,628
Casey's General Stores, Inc. 534 124,267
Celsius Holdings, Inc.
(a)(b)
568 51,733
Central Garden & Pet Co.
(a)
154 6,356
Central Garden & Pet Co., Class A
(a)
573 22,427
Coca-Cola Consolidated, Inc. 65 31,656
Coty, Inc., Class A
(a)
5,032 33,765
Duckhorn Portfolio, Inc. (The)
(a)
600 8,772
Energizer Holdings, Inc. 956 27,619
Flowers Foods, Inc. 2,744 78,780
Freshpet , Inc.
(a)
682 40,204
Grocery Outlet Holding Corp.
(a)
1,270 43,904
Hain Celestial Group, Inc. (The)
(a)
1,275 23,855
Herbalife Nutrition Ltd.
(a)
1,404 29,849
Hostess Brands, Inc., Class A
(a)
1,941 51,398
Ingredion, Inc. 935 83,327
Inter Parfums , Inc. 258 20,867
J&J Snack Foods Corp. 208 30,703
Lancaster Colony Corp. 281 50,659
Medifast , Inc. 159 18,601
National Beverage Corp. 347 16,455
Pilgrim's Pride Corp.
(a)(b)
678 15,628
Post Holdings, Inc.
(a)
773 69,895
PriceSmart , Inc. 355 22,709
Reynolds Consumer Products, Inc. 780 23,821
Seaboard Corp. 4 14,985
Simply Good Foods Co. (The)
(a)
1,217 46,611
Spectrum Brands Holdings, Inc. 568 26,208
Sprouts Farmers Market, Inc.
(a)
1,531 45,164
United Natural Foods, Inc.
(a)
812 34,437
WD-40 Co. 195 31,231
1,285,971
Energy – 5.8%
Antero Midstream Corp. 4,750 50,587
Arch Resources, Inc. 263 40,052
Cactus, Inc., Class A 865 44,738
California Resources Corp. 1,075 48,493
Callon Petroleum Co.
(a)
738 32,442
Championx Corp. 2,893 82,798
Chord Energy Corp. 592 90,629
Civitas Resources, Inc.
(b)
740 51,733
CNX Resources Corp.
(a)
2,745 46,143
Comstock Resources, Inc.
(a)
1,309 24,583
CVR Energy, Inc. 399 15,585
Denbury, Inc.
(a)
709 64,810
DT Midstream, Inc. 1,391 83,043
Enviva , Inc.
(b)
432 25,851
Equitrans Midstream Corp. 6,179 52,027
Helmerich & Payne, Inc. 1,497 74,116
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 5.8% (continued)
HF Sinclair Corp. 2,066 126,377
Kosmos Energy Ltd.
(a)
6,522 42,328
Liberty Energy, Inc., Class A
(a)
2,285 38,639
Magnolia Oil & Gas Corp., Class A
(b)
2,397 61,555
Matador Resources Co. 1,604 106,586
Murphy Oil Corp. 2,081 100,949
NexTier Oilfield Solutions, Inc.
(a)
2,246 22,640
NOV, Inc. 5,594 125,306
Patterson-UTI Energy, Inc. 3,120 55,068
PBF Energy, Inc., Class A
(a)
1,526 67,526
PDC Energy, Inc. 1,378 99,409
Peabody Energy Corp.
(a)
1,665 39,794
Permian Resources Corp., Class A
(a)
2,897 28,304
Range Resources Corp. 3,543 100,905
RPC, Inc. 1,171 13,033
SM Energy Co. 1,744 78,445
Tellurian, Inc.
(a)(b)
7,202 19,445
Transocean Ltd.
(a)
9,307 34,250
Valaris Ltd.
(a)
858 57,426
Weatherford International PLC
(a)
925 38,554
2,084,169
Financials – 16.3%
Affiliated Managers Group, Inc. 544 67,543
AGNC Investment Corp.
(c)
7,460 61,321
American Equity Investment Life Holding Co. 1,013 43,640
Ameris Bancorp 929 47,853
Arbor Realty Trust, Inc.
(c)
2,461 33,888
Artisan Partners Asset Management, Inc.,
Class A 957 27,284
Associated Banc-Corp. 2,154 52,450
Assured Guaranty Ltd. 883 52,265
Atlantic Union Bankshares Corp. 1,080 37,303
Axis Capital Holdings Ltd. 1,099 60,082
Axos Financial, Inc.
(a)
765 29,804
BancFirst Corp. 241 23,093
Bank of Hawaii Corp. 581 44,127
Bank OZK 1,587 68,209
BankUnited , Inc. 1,087 39,078
Blackstone Mortgage Trust, Inc., Class A
(c)
2,431 60,678
Blue Owl Capital, Inc., Class A
(b)
4,735 47,445
BOK Financial Corp. 417 45,949
Bread Financial Holdings, Inc. 712 25,710
Brighthouse Financial, Inc.
(a)
1,024 58,440
Cadence Bank 2,595 71,752
Cannae Holdings, Inc.
(a)
1,033 23,924
Cathay General Bancorp 1,064 48,518
Chimera Investment Corp.
(c)
3,391 22,889
CNO Financial Group, Inc. 1,653 36,465
Cohen & Steers, Inc. 361 21,718
Columbia Banking System, Inc. 1,144 38,290
Community Bank System, Inc. 770 48,071
CVB Financial Corp. 1,898 54,511
Eastern Bankshares , Inc. 2,333 44,724
Enstar Group Ltd.
(a)
195 39,101
Essent Group Ltd. 1,533 60,676
Evercore , Inc., Class A 503 52,865
Federated Hermes, Inc., Class B 1,181 41,040
First American Financial Corp. 1,481 74,642
First Bancorp 2,683 42,365
First Financial Bancorp 1,376 35,872
First Financial Bankshares , Inc. 1,855 71,399

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 16.3% (continued)
First Hawaiian, Inc. 1,822 46,607
First Interstate BancSystem , Inc., Class A 1,294 59,019
First Merchants Corp. 845 37,940
Firstcash Holdings, Inc. 543 53,458
FNB Corp. 4,989 72,091
Focus Financial Partners, Inc., Class A
(a)
823 28,632
Forge Global Holdings, Inc.
(a)
1,675 2,596
Freedom Holding Corp.
(a)
236 13,089
Fulton Financial Corp. 2,379 43,369
Glacier Bancorp, Inc. 1,584 90,732
Hamilton Lane, Inc., Class A 501 29,970
Hancock Whitney Corp. 1,223 68,329
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(c)
1,264 34,356
Hanover Insurance Group, Inc. (The) 507 74,270
Hilltop Holdings, Inc. 631 18,267
Home Bancshares, Inc. 2,712 69,129
Houlihan Lokey , Inc., Class A 709 63,328
Independent Bank Corp. 658 57,253
Independent Bank Group, Inc. 512 32,302
Interactive Brokers Group, Inc., Class A 1,471 117,901
International Bancshares Corp. 764 37,894
Jackson Financial, Inc., Class A 837 32,107
Janus Henderson Group PLC 1,850 42,125
Kemper Corp. 914 43,570
Kinsale Capital Group, Inc. 309 97,388
Live Oak Bancshares, Inc. 466 15,131
Mercury General Corp. 384 11,136
MGIC Investment Corp. 4,245 57,944
Moelis & Co., Class A 924 39,233
Mr Cooper Group, Inc.
(a)
1,022 40,359
Navient Corp. 1,588 24,042
Nelnet, Inc., Class A 249 22,183
New York Community Bancorp, Inc.
(b)
6,680 62,191
Old National Bancorp 4,179 81,741
OneMain Holdings, Inc., Class A 1,763 67,981
Pacific Premier Bancorp, Inc. 1,357 49,408
PacWest Bancorp 1,676 41,665
PennyMac Financial Services, Inc. 458 24,421
Pinnacle Financial Partners, Inc. 1,089 90,376
Popular, Inc. 1,066 75,388
Primerica, Inc. 532 76,980
Prosperity Bancshares, Inc. 1,300 93,041
Radian Group, Inc. 2,257 47,104
RenaissanceRe Holdings Ltd. 623 96,366
Rithm Capital Corp.
(c)
6,657 56,119
RLI Corp. 578 75,180
Ryan Specialty Holdings, Inc., Class A
(a)(b)
1,180 52,923
Selective Insurance Group, Inc. 860 84,349
ServisFirst Bancshares, Inc. 695 52,354
Silvergate Capital Corp., Class A
(a)
446 25,315
Simmons First National Corp., Class A 1,856 44,303
SLM Corp. 3,587 59,508
SoFi Technologies, Inc.
(a)(b)
11,615 63,186
SouthState Corp. 1,083 97,936
Starwood Property Trust, Inc.
(c)
4,413 91,173
Stifel Financial Corp. 1,514 93,671
Synovus Financial Corp. 2,071 82,529
Texas Capital Bancshares, Inc.
(a)
711 42,660
TFS Financial Corp. 676 9,498
Towne Bank 941 30,997
Trupanion , Inc.
(a)(b)
493 24,882
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 16.3% (continued)
UMB Financial Corp. 623 51,846
Umpqua Holdings Corp. 3,094 61,509
United Bankshares , Inc.
(b)
1,923 81,439
United Community Banks, Inc. 1,529 58,866
Unum Group 2,674 121,908
Upstart Holdings, Inc.
(a)(b)
1,016 23,551
Valley National Bancorp 5,992 71,125
Virtu Financial, Inc., Class A 1,379 30,862
Walker & Dunlop, Inc. 445 40,032
Washington Federal, Inc. 932 36,068
WesBanco , Inc. 863 34,900
White Mountains Insurance Group Ltd. 37 52,398
Wintrust Financial Corp. 869 81,356
WSFS Financial Corp. 906 42,183
5,812,022
Health Care – 13.4%
10x Genomics, Inc., Class A
(a)
1,363 37,046
Abcellera Biologics, Inc.
(a)
2,929 34,650
Acadia Healthcare Co., Inc.
(a)
1,299 105,609
ACADIA Pharmaceuticals, Inc.
(a)
1,695 27,171
Agiliti , Inc.
(a)
493 8,613
Alkermes PLC
(a)
2,344 53,209
Allscripts Healthcare Solutions, Inc.
(a)
1,597 23,476
Amedisys , Inc.
(a)
465 45,379
Amicus Therapeutics, Inc.
(a)
3,569 35,690
AMN Healthcare Services, Inc.
(a)
617 77,433
Apellis Pharmaceuticals, Inc.
(a)
1,332 80,573
Apollo Medical Holdings, Inc.
(a)(b)
552 19,574
Arrowhead Pharmaceuticals, Inc.
(a)
1,517 52,807
Arvinas , Inc.
(a)
681 33,853
AtriCure , Inc.
(a)
663 27,926
Axonics , Inc.
(a)
703 51,417
Azenta , Inc. 1,083 48,085
Beam Therapeutics, Inc.
(a)
847 37,319
Blueprint Medicines Corp.
(a)
851 44,116
Cerevel Therapeutics Holdings, Inc.
(a)(b)
899 25,136
Certara , Inc.
(a)
1,486 18,174
CONMED Corp. 434 34,603
Corcept Therapeutics, Inc.
(a)
1,360 38,896
Corvel Corp.
(a)
133 21,840
CRISPR Therapeutics AG
(a)
1,112 58,202
Cytokinetics, Inc.
(a)
1,349 58,897
Definitive Healthcare Corp., Class A
(a)
509 8,032
Denali Therapeutics, Inc.
(a)
1,531 43,909
Doximity , Inc., Class A
(a)(b)
1,578 41,770
Encompass Health Corp. 1,430 77,849
Enovis Corp.
(a)
671 33,181
Ensign Group, Inc. (The) 794 71,285
Envista Holdings Corp.
(a)
2,342 77,309
EQRx , Inc.
(a)
3,244 16,674
Evolent Health, Inc., Class A
(a)
1,192 37,918
Exelixis , Inc.
(a)
4,615 76,517
Fate Therapeutics, Inc.
(a)
1,158 24,225
Figs, Inc., Class A
(a)
1,788 13,195
Glaukos Corp.
(a)
676 37,903
Globus Medical, Inc., Class A
(a)
1,099 73,633
Guardant Health, Inc.
(a)
1,457 72,122
Haemonetics Corp.
(a)
729 61,929
Halozyme Therapeutics, Inc.
(a)(b)
1,959 93,660
Harmony Biosciences Holdings, Inc.
(a)
427 22,204
HealthEquity , Inc.
(a)
1,203 93,726

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 13.4% (continued)
ICU Medical, Inc.
(a)
286 42,445
Inari Medical, Inc.
(a)
686 52,774
Insmed , Inc.
(a)
1,891 32,752
Inspire Medical Systems, Inc.
(a)
395 77,005
Integer Holdings Corp.
(a)
479 29,856
Integra LifeSciences Holdings Corp.
(a)
1,038 52,160
Intellia Therapeutics, Inc.
(a)
1,087 57,372
Intra-Cellular Therapies, Inc.
(a)
1,254 57,270
Ionis Pharmaceuticals, Inc.
(a)
2,029 89,682
Iovance Biotherapeutics , Inc.
(a)
1,948 18,194
iRhythm Technologies, Inc.
(a)
432 55,076
Karuna Therapeutics, Inc.
(a)
383 84,007
Lantheus Holdings, Inc.
(a)
978 72,362
Lifestance Health Group, Inc.
(a)
1,324 9,996
LivaNova PLC
(a)
760 35,796
Maravai Lifesciences Holdings, Inc., Class A
(a)
1,558 25,863
Masimo Corp.
(a)
689 90,672
Medpace Holdings, Inc.
(a)
358 79,469
Merit Medical Systems, Inc.
(a)
808 55,566
Mirati Therapeutics, Inc.
(a)
708 47,663
Multiplan Corp.
(a)(b)
3,325 9,543
Natera , Inc.
(a)
1,387 65,134
Neogen Corp.
(a)
3,100 40,920
Nevro Corp.
(a)
498 19,093
Novavax , Inc.
(a)
1,105 24,608
Nutex Health, Inc.
(a)
408 328
NuVasive , Inc.
(a)
752 33,186
Oak Street Health, Inc.
(a)
1,631 32,995
Omnicell , Inc.
(a)
631 48,789
OPKO Health, Inc.
(a)(b)
5,942 11,290
Option Care Health, Inc.
(a)
2,206 66,754
Owens & Minor, Inc. 1,095 18,615
Pacira BioSciences , Inc.
(a)
663 34,317
Patterson Cos., Inc. 1,238 32,151
Penumbra, Inc.
(a)
542 92,937
Perrigo Co. PLC 1,919 77,297
Premier, Inc., Class A 1,675 58,424
Prestige Consumer Healthcare, Inc.
(a)
702 38,245
Privia Health Group, Inc.
(a)
705 23,603
Progyny , Inc.
(a)
1,075 47,805
PTC Therapeutics, Inc.
(a)
1,026 38,803
Quidelortho Corp.
(a)
771 69,251
R1 RCM, Inc.
(a)
1,961 34,631
Relay Therapeutics, Inc.
(a)(b)
1,253 27,842
Roivant Sciences Ltd.
(a)
1,459 7,499
Sage Therapeutics, Inc.
(a)
727 27,379
Sarepta Therapeutics, Inc.
(a)
1,253 142,867
Select Medical Holdings Corp. 1,473 37,827
Shockwave Medical, Inc.
(a)
513 150,386
Signify Health, Inc., Class A
(a)
987 28,850
Sotera Health Co.
(a)
1,470 10,114
Springworks Therapeutics, Inc.
(a)
445 10,684
STAAR Surgical Co.
(a)
685 48,546
Surgery Partners, Inc.
(a)
544 14,791
Tandem Diabetes Care, Inc.
(a)
911 51,153
Teladoc Health, Inc.
(a)
2,319 68,735
Tilray Brands, Inc.
(a)(b)
8,163 33,223
Ultragenyx Pharmaceutical, Inc.
(a)
1,009 40,824
Vir Biotechnology, Inc.
(a)
1,065 23,409
4,785,563
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.1%
AAON, Inc. 596 38,436
ABM Industries, Inc. 948 42,195
Acuity Brands, Inc. 465 85,360
Aerojet Rocketdyne Holdings, Inc.
(a)
1,083 52,471
AeroVironment , Inc.
(a)
360 32,940
Air Lease Corp., Class A 1,479 52,194
Air Transport Services Group, Inc.
(a)
834 24,353
Alaska Air Group, Inc.
(a)
1,811 80,517
Albany International Corp., Class A 452 41,412
Alight, Inc., Class A
(a)
3,840 31,834
Allegiant Travel Co., Class A
(a)
219 16,436
Allison Transmission Holdings, Inc. 1,382 58,389
Altra Industrial Motion Corp. 926 55,690
API Group Corp.
(a)
2,913 48,035
Applied Industrial Technologies, Inc. 545 67,787
Arcosa , Inc. 697 44,747
Armstrong World Industries, Inc. 669 50,556
ASGN, Inc.
(a)
716 60,702
Atkore , Inc.
(a)
589 56,132
Atlas Air Worldwide Holdings, Inc.
(a)
359 36,309
Aurora Innovation, Inc.
(a)
5,095 10,496
Azek Co., Inc. (The), Class A
(a)
1,596 27,946
Beacon Roofing Supply, Inc.
(a)
723 40,741
Bloom Energy Corp., Class A
(a)
2,537 47,467
Boise Cascade Co. 567 37,859
Brady Corp., Class A 683 31,247
Brink's Co. (The) 674 40,191
BWX Technologies, Inc. 1,298 73,960
CACI International, Inc., Class A
(a)
335 101,850
Casella Waste Systems, Inc., Class A
(a)
724 59,230
CBIZ, Inc.
(a)
744 36,932
ChargePoint Holdings, Inc.
(a)(b)
3,715 51,936
Chart Industries, Inc.
(a)(b)
513 114,337
Clean Harbors, Inc.
(a)
719 88,049
Comfort Systems USA, Inc. 513 63,243
Core & Main, Inc., Class A
(a)
1,017 23,981
Crane Holdings Co. 681 68,332
Curtiss-Wright Corp. 546 91,635
Donaldson Co., Inc. 1,757 100,940
Driven Brands Holdings, Inc.
(a)
767 24,529
Dycom Industries, Inc.
(a)
426 50,345
EMCOR Group, Inc. 701 98,911
Encore Wire Corp. 266 36,599
EnerSys 590 39,111
Evoqua Water Technologies Corp.
(a)
1,736 68,016
Exponent, Inc. 729 69,445
Federal Signal Corp. 859 40,072
First Advantage Corp.
(a)
795 11,170
Flowserve Corp. 1,860 53,345
Fluor Corp.
(a)
2,027 61,337
Forward Air Corp. 385 40,760
Franklin Electric Co., Inc. 552 45,231
Frontier Group Holdings, Inc.
(a)(b)
521 6,830
FTI Consulting, Inc.
(a)
496 77,192
Gates Industrial Corp. PLC
(a)
1,466 16,346
GATX Corp. 503 52,669
GrafTech International Ltd. 2,734 13,916
Hayward Holdings, Inc.
(a)
1,410 13,042
Helios Technologies, Inc. 460 26,077
Herc Holdings, Inc. 360 42,340
Hexcel Corp. 1,199 66,784
Hillenbrand, Inc. 991 43,782

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.1% (continued)
Hillman Solutions Corp.
(a)
1,715 13,394
Hub Group, Inc., Class A
(a)
485 37,636
IAA, Inc.
(a)
1,902 72,143
Insperity , Inc. 512 60,426
ITT, Inc. 1,180 90,140
JELD-WEN Holding, Inc.
(a)
1,151 12,212
JetBlue Airways Corp.
(a)
4,575 36,783
Joby Aviation Inc.
(a)(b)
4,078 19,656
John Bean Technologies Corp. 453 41,314
Kadant , Inc. 169 30,074
KBR, Inc. 1,984 98,744
Kennametal, Inc. 1,181 31,545
Kirby Corp.
(a)
854 59,566
Korn Ferry 785 43,638
Kratos Defense & Security Solutions, Inc.
(a)
1,785 19,778
Landstar System, Inc. 518 80,922
Legalzoom.com, Inc.
(a)
1,366 12,635
ManpowerGroup , Inc. 738 57,815
Masonite International Corp.
(a)
315 22,532
MasTec , Inc.
(a)(b)
837 64,516
Matson, Inc. 544 40,028
Maxar Technologies, Inc. 1,096 24,485
MDU Resources Group, Inc. 2,901 82,620
Mercury Systems, Inc.
(a)
804 38,914
Millerknoll , Inc. 1,084 22,959
Moog, Inc., Class A 414 35,086
MSA Safety, Inc. 525 70,476
MSC Industrial Direct Co., Inc., Class A 674 55,929
Mueller Industries, Inc. 804 50,363
Mueller Water Products, Inc., Class A 2,244 26,255
Nikola Corp.
(a)(b)
4,615 17,491
nVent Electric PLC 2,377 86,761
Oshkosh Corp. 933 82,104
Parsons Corp.
(a)
469 21,987
RBC Bearings, Inc.
(a)
412 104,454
Resideo Technologies, Inc.
(a)
2,080 49,130
Rocket Lab USA, Inc.
(a)
3,036 15,453
Rush Enterprises, Inc., Class A 596 29,734
Ryder System, Inc. 730 58,772
Saia, Inc.
(a)
375 74,572
Schneider National, Inc., Class B 533 11,854
Science Applications International Corp. 796 86,239
Simpson Manufacturing Co., Inc. 619 52,912
SiteOne Landscape Supply, Inc.
(a)
643 74,504
Spirit AeroSystems Holdings, Inc., Class A 1,496 34,647
Spirit Airlines, Inc.
(a)
1,566 34,452
SPX Technologies, Inc.
(a)
652 42,928
Stericycle, Inc.
(a)
1,320 58,846
Sterling Check Corp.
(a)
327 6,386
SunPower Corp., Class A
(a)
1,209 22,354
Sunrun , Inc.
(a)
3,023 68,048
Terex Corp. 970 39,324
Timken Co. (The) 956 68,153
TriNet Group, Inc.
(a)
523 33,985
Trinity Industries, Inc. 1,184 33,780
Triton International Ltd. 885 53,711
TuSimple Holdings, Inc., Class A
(a)(b)
1,919 6,582
UFP Industries, Inc. 879 62,611
UniFirst Corp. 216 39,746
Univar Solutions, Inc.
(a)
2,400 61,152
Upwork , Inc.
(a)
1,741 23,416
Valmont Industries, Inc. 306 97,681
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.1% (continued)
Vertiv Holdings Co., Class A 4,320 61,819
Vicor Corp.
(a)
319 15,239
Virgin Galactic Holdings, Inc.
(a)(b)
3,168 14,636
Watts Water Technologies, Inc., Class A 392 57,373
Werner Enterprises, Inc. 849 33,281
WESCO International, Inc.
(a)
638 87,897
Woodward, Inc. 858 78,679
XPO Logistics, Inc.
(a)
1,648 85,268
Zurn Elkay Water Solutions Corp. 2,079 48,836
6,474,097
Information Technology – 12.9%
ACI Worldwide, Inc.
(a)
1,630 39,658
Advanced Energy Industries, Inc. 535 42,078
Affirm Holdings, Inc., Class A
(a)(b)
2,946 59,126
Alarm.com Holdings, Inc.
(a)
706 41,541
Allegro Microsystems, Inc.
(a)
915 23,250
Altair Engineering, Inc., Class A
(a)
742 36,395
Alteryx , Inc., Class A
(a)
865 42,151
Ambarella , Inc.
(a)
510 27,912
Amkor Technology, Inc. 1,430 29,730
Appfolio , Inc., Class A
(a)
269 33,725
Appian Corp., Class A
(a)
583 28,462
Asana, Inc., Class A
(a)
1,062 21,877
Avnet, Inc. 1,351 54,297
Badger Meter, Inc. 422 47,467
Belden, Inc. 631 43,937
Blackbaud , Inc.
(a)
637 34,844
Blackline, Inc.
(a)
772 43,232
Box, Inc., Class A
(a)
2,060 59,843
Calix, Inc.
(a)
809 59,575
CCC Intelligent Solutions Holdings, Inc.
(a)
1,437 13,407
Cirrus Logic, Inc.
(a)
798 53,562
Clear Secure, Inc., Class A
(a)(b)
1,006 27,182
Coherent Corp.
(a)
1,864 62,649
CommVault Systems, Inc.
(a)
639 38,909
Confluent, Inc., Class A
(a)
2,015 54,163
Coupa Software, Inc.
(a)
1,082 57,595
Cvent Holding Corp., Class A
(a)
1,068 6,248
Digital Turbine, Inc.
(a)
1,280 18,688
Digitalocean Holdings, Inc.
(a)(b)
878 31,538
Diodes, Inc.
(a)
655 46,944
Dolby Laboratories, Inc., Class A 878 58,686
Doubleverify Holdings, Inc.
(a)
900 26,307
Dropbox, Inc., Class A
(a)
3,936 85,608
Duck Creek Technologies, Inc.
(a)
1,083 12,931
E2open Parent Holdings, Inc.
(a)
2,619 15,269
Embark Technology, Inc.
(a)
201 1,214
Envestnet , Inc.
(a)
786 38,758
Euronet Worldwide, Inc.
(a)
672 56,455
EverCommerce , Inc.
(a)(b)
388 3,379
EVERTEC, Inc. 936 33,518
ExlService Holdings, Inc.
(a)
470 85,469
Fabrinet
(a)
525 60,060
Fastly , Inc., Class A
(a)
1,586 13,465
Flywire Corp.
(a)
864 18,965
FormFactor , Inc.
(a)
1,106 22,352
Informatica , Inc., Class A
(a)
551 10,667
Insight Enterprises, Inc.
(a)
437 41,301
IPG Photonics Corp.
(a)
476 40,774
Itron , Inc.
(a)
644 31,485
Jamf Holding Corp.
(a)(b)
628 14,865

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 12.9% (continued)
JFrog Ltd.
(a)
839 21,311
Kulicke & Soffa Industries, Inc. 819 34,349
Kyndryl Holdings, Inc.
(a)
2,872 27,772
Littelfuse , Inc. 352 77,528
LiveRamp Holdings, Inc.
(a)
968 17,772
Lumentum Holdings, Inc.
(a)
982 73,110
MACOM Technology Solutions Holdings, Inc.
(a)
724 41,898
Marqeta , Inc., Class A
(a)
5,779 45,539
MAXIMUS, Inc. 876 54,023
MaxLinear , Inc., Class A
(a)
1,019 31,467
Microstrategy , Inc., Class A
(a)(b)
135 36,114
MKS Instruments, Inc. 819 67,281
Momentive Global, Inc.
(a)
1,722 13,363
National Instruments Corp. 1,892 72,237
nCino , Inc.
(a)
1,091 34,345
NCR Corp.
(a)
1,959 41,648
NetScout Systems, Inc.
(a)
970 34,842
New Relic, Inc.
(a)
805 47,688
Novanta , Inc.
(a)
511 72,255
Nutanix , Inc., Class A
(a)
3,198 87,625
Onto Innovation, Inc.
(a)
707 47,256
PagerDuty , Inc.
(a)
1,125 28,057
Paycor HCM, Inc.
(a)
665 20,263
Pegasystems , Inc. 613 22,810
Perficient , Inc.
(a)
495 33,150
Plexus Corp.
(a)
399 39,262
Power Integrations, Inc. 816 54,435
PowerSchool Holdings, Inc., Class A
(a)
446 8,920
Progress Software Corp. 623 31,792
Q2 Holdings, Inc.
(a)
818 25,391
Qualtrics International, Inc., Class A
(a)
1,530 18,314
Qualys , Inc.
(a)
497 70,852
Rackspace Technology, Inc.
(a)
730 3,759
Rambus, Inc.
(a)
1,567 47,261
Rapid7, Inc.
(a)
842 38,117
Sabre Corp.
(a)(b)
4,653 27,034
Sanmina Corp.
(a)
824 46,185
Semtech Corp.
(a)
907 25,115
SentinelOne , Inc., Class A
(a)
2,849 65,071
Shift4 Payments, Inc., Class A
(a)
719 33,052
Silicon Laboratories, Inc.
(a)
489 56,196
SiTime Corp.
(a)
231 20,746
Smartsheet , Inc., Class A
(a)
1,836 64,113
SolarWinds Corp.
(a)
669 6,242
Sprout Social, Inc., Class A
(a)
675 40,723
SPS Commerce, Inc.
(a)
514 65,031
Squarespace, Inc., Class A
(a)
591 13,126
Super Micro Computer, Inc.
(a)
655 45,581
Switch, Inc., Class A 1,969 67,044
Synaptics , Inc.
(a)
564 49,970
Tenable Holdings, Inc.
(a)
1,600 65,024
Teradata Corp.
(a)
1,467 46,343
Thoughtworks Holding, Inc.
(a)
917 8,812
TTEC Holdings, Inc. 268 11,918
Universal Display Corp. 620 59,036
Varonis Systems, Inc., Class B
(a)
1,562 41,815
Verint Systems, Inc.
(a)
915 32,418
Verra Mobility Corp., Class A
(a)
2,045 34,908
Viasat , Inc.
(a)
1,071 43,868
Viavi Solutions, Inc.
(a)
3,265 49,302
Vishay Intertechnology , Inc. 1,892 39,562
Vontier Corp. 2,267 43,300
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 12.9% (continued)
Western Union Co. (The) 5,487 74,129
WEX, Inc.
(a)
628 103,080
Workiva , Inc., Class A
(a)
641 49,876
Xerox Holdings Corp. 1,612 23,584
4,625,523
Materials – 5.0%
Alpha Metallurgical Resources, Inc. 225 37,991
Arconic Corp.
(a)
1,431 29,708
Ashland, Inc. 708 74,283
ATI, Inc.
(a)
1,854 55,175
Avient Corp. 1,194 41,181
Axalta Coating Systems Ltd.
(a)
3,135 73,108
Balchem Corp. 462 64,588
Cabot Corp. 809 59,445
Chemours Co. (The) 2,220 63,559
Commercial Metals Co. 1,724 78,442
Compass Minerals International, Inc. 485 19,177
Diversey Holdings Ltd.
(a)
1,263 6,820
Eagle Materials, Inc. 537 65,681
Element Solutions, Inc. 3,251 55,917
Ginkgo Bioworks Holdings, Inc.
(a)(b)
10,815 29,525
Graphic Packaging Holding Co. 4,399 101,001
Greif, Inc., Class A 382 25,292
HB Fuller Co. 755 52,631
Hecla Mining Co. 7,982 36,478
Huntsman Corp. 2,692 72,038
Ingevity Corp.
(a)
512 34,442
Innospec , Inc. 355 35,496
Livent Corp.
(a)(b)
2,573 81,230
Louisiana-Pacific Corp. 1,033 58,519
Minerals Technologies, Inc. 461 25,360
MP Materials Corp.
(a)
1,333 40,043
NewMarket Corp. 100 30,434
Quaker Chemical Corp.
(b)
197 32,040
Scotts Miracle-GRO Co. (The) 593 27,225
Sensient Technologies Corp. 598 42,733
Silgan Holdings, Inc. 1,197 56,690
Sonoco Products Co. 1,388 86,167
Stepan Co. 304 31,750
Summit Materials, Inc., Class A
(a)
1,684 44,373
Tronox Holdings PLC, Class A 1,652 19,824
Valvoline, Inc. 2,526 74,163
Worthington Industries, Inc. 435 20,689
1,783,218
Real Estate – 6.7%
Agree Realty Corp.
(c)
1,135 77,974
American Assets Trust, Inc.
(c)
719 19,758
Apple Hospitality REIT, Inc.
(c)
3,038 52,011
Brandywine Realty Trust
(c)
2,451 16,079
Broadstone NET Lease, Inc., Class A
(c)
2,479 42,490
Corporate Office Properties Trust
(c)
1,609 42,880
Cousins Properties, Inc.
(c)
2,177 51,726
Cushman & Wakefield PLC
(a)
2,346 27,096
DiamondRock Hospitality Co.
(c)
3,059 28,571
Digitalbridge Group, Inc. 2,140 27,392
Douglas Emmett, Inc.
(c)
2,533 44,555
EPR Properties
(c)
1,078 41,611
Equity Commonwealth
(c)
1,584 41,437
Essential Properties Realty Trust, Inc.
(c)
2,002 43,083
eXp World Holdings, Inc.
(b)
1,025 13,540
First Industrial Realty Trust, Inc.
(c)
1,882 89,640

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 6.7% (continued)
Four Corners Property Trust, Inc.
(c)
1,133 29,027
Healthcare Realty Trust, Inc., Class A
(b)(c)
5,431 110,412
Highwoods Properties, Inc.
(c)
1,499 42,317
Howard Hughes Corp. (The)
(a)
515 31,595
Hudson Pacific Properties, Inc.
(c)
1,788 19,740
Independence Realty Trust, Inc.
(c)
3,154 52,861
Innovative Industrial Properties, Inc., Class A
(c)
399 43,132
Inventrust Properties Corp.
(c)
988 24,898
JBG SMITH Properties
(c)
1,384 27,237
Kennedy-Wilson Holdings, Inc. 1,685 27,988
Kite Realty Group Trust
(c)
3,106 61,002
LXP Industrial Trust, Class B
(c)
3,904 37,791
Macerich Co. (The)
(c)
3,045 33,891
National Health Investors, Inc.
(c)
643 36,458
National Storage Affiliates Trust
(c)
1,210 51,619
Newmark Group, Inc., Class A 1,786 14,627
NexPoint Residential Trust, Inc.
(c)
342 15,595
OMEGA Healthcare Investors, Inc.
(c)
3,330 105,827
Opendoor Technologies, Inc.
(a)
7,304 18,917
Outfront Media, Inc.
(c)
2,075 37,454
Park Hotels & Resorts, Inc.
(c)
3,209 41,974
Pebblebrook Hotel Trust
(c)
1,854 29,738
Phillips Edison & Co., Inc.
(c)
1,657 49,942
Physicians Realty Trust
(c)
3,262 49,126
Piedmont Office Realty Trust, Inc., Class A
(c)
1,800 18,810
PotlatchDeltic Corp.
(c)
1,151 51,208
Rayonier, Inc.
(c)
2,085 70,264
Retail Opportunity Investments Corp.
(c)
1,770 25,630
RLJ Lodging Trust
(c)
2,351 28,612
Ryman Hospitality Properties, Inc.
(c)
789 70,158
Sabra Health Care REIT, Inc.
(c)
3,303 45,119
Safehold , Inc.
(c)
244 7,137
SITE Centers Corp.
(c)
2,645 32,745
SL Green Realty Corp.
(c)
912 36,188
Spirit Realty Capital, Inc.
(c)
1,949 75,680
St Joe Co. (The) 504 17,907
STAG Industrial, Inc.
(c)
2,555 80,712
Sunstone Hotel Investors, Inc.
(c)
3,048 33,985
Terreno Realty Corp.
(c)
948 54,169
Uniti Group, Inc.
(c)
3,392 26,322
Urban Edge Properties
(c)
1,692 23,891
WeWork , Inc., Class A
(a)(b)
3,341 8,586
Xenia Hotels & Resorts, Inc.
(c)
1,663 28,404
2,388,538
Utilities – 3.3%
ALLETE, Inc. 826 46,479
American States Water Co. 525 47,492
Avista Corp. 1,055 43,287
Black Hills Corp. 924 60,402
California Water Service Group 768 47,662
Chesapeake Utilities Corp. 258 32,090
Clearway Energy, Inc., Class A 495 16,003
Clearway Energy, Inc., Class C
(b)
1,153 40,055
Hawaiian Electric Industries, Inc. 1,560 59,342
IDACORP, Inc. 728 76,222
MGE Energy, Inc. 521 35,475
National Fuel Gas Co. 1,308 88,277
New Jersey Resources Corp. 1,360 60,710
NorthWestern Corp. 796 42,053
ONE Gas, Inc. 780 60,434
Ormat Technologies, Inc. 632 57,164
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 3.3% (continued)
Otter Tail Corp. 593 39,980
PNM Resources, Inc. 1,223 56,833
Portland General Electric Co. 1,270 57,074
South Jersey Industries, Inc. 1,747 60,568
Southwest Gas Holdings, Inc. 879 64,229
Spire, Inc. 749 52,288
Sunnova Energy International, Inc.
(a)(b)
1,398 25,919
1,170,038
Total Common Stocks (cost $41,943,370) 35,647,116
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $65,751) 65,751 65,751
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $714,417) 714,417 714,417
Total Investments (cost $42,723,538) 101.9% 36,427,284
Liabilities, Less Cash and Receivables (1.9)% (673,669)
Net Assets 100.0% 35,753,615
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $1,925,374 and the value of the collateral was $1,967,433, consisting of cash collateral of $714,417 and U.S. Government & Agency securities valued at $1,253,016. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2022.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 353,878 4,085,556 (4,373,683) 65,751 1,608
Investment of Cash Collateral for Securities Loaned – 2.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 4,718,610 15,871,213 (19,875,406) 714,417 50,129
2
Total – 2.2% 5,072,488 19,956,769 (24,249,089) 780,168 51,737
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 18.1
Financials 16.3
Health Care 13.4
Information Technology 12.9
Consumer Discretionary 12.0
Real Estate 6.7
Energy 5.8
Materials 5.0
Consumer Staples 3.6
Utilities 3.3
Communication Services 2.6
Registered Investment Companies 2.2
101.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 12/16/2022 89,015 92,650 3,635

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.1%
Australia – 7.4%
APA Group 11,723 78,786
Aristocrat Leisure Ltd. 6,062 143,697
ASX Ltd. 1,781 77,101
Australia & New Zealand Banking Group Ltd. 29,147 476,390
BHP Group Ltd. 35,432 846,467
BHP Group Ltd. 12,756 304,966
BlueScope Steel Ltd. 5,351 53,823
Brambles Ltd. 14,105 105,347
Cochlear Ltd. 671 85,690
Coles Group Ltd. 12,274 128,168
Commonwealth Bank of Australia 16,262 1,088,542
Dexus
(a)
11,983 59,461
Endeavour Group Ltd./Australia 11,701 53,498
Flutter Entertainment PLC
(b)
1,386 183,423
Fortescue Metals Group Ltd. 16,527 155,353
Glencore PLC 115,609 664,863
Goodman Group
(a)
15,521 168,724
Insurance Australia Group Ltd. 22,953 71,919
Macquarie Group Ltd. 3,428 371,551
National Australia Bank Ltd. 30,418 630,596
Newcrest Mining Ltd. 7,692 85,339
Northern Star Resources Ltd. 12,077 67,496
Origin Energy Ltd. 17,231 61,372
Qantas Airways Ltd.
(b)
9,361 34,958
QBE Insurance Group Ltd. 14,286 111,815
Ramsay Health Care Ltd. 1,676 62,771
REA Group Ltd. 551 42,841
Reece Ltd. 1,525 15,144
Rio Tinto Ltd. 3,693 208,284
Rio Tinto PLC 9,945 519,492
Santos Ltd. 32,280 158,940
Scentre Group
(a)
52,945 98,182
Seek Ltd. 2,758 38,076
Sonic Healthcare Ltd. 4,794 100,457
South32 Ltd. 43,481 100,094
Suncorp Group Ltd. 12,619 92,070
Tabcorp Holdings Ltd. 24,793 15,299
Telstra Group Ltd. 36,650 91,869
TPG Telecom Ltd. 5,530 17,327
Transurban Group 29,045 246,276
Wesfarmers Ltd. 10,591 307,875
Westpac Banking Corp. 33,168 511,357
Wisetech Global Ltd. 1,635 60,807
Woodside Energy Group Ltd. 2,305 53,502
Woodside Energy Group Ltd. 15,841 364,461
Woolworths Group Ltd. 11,408 240,876
9,455,345
Austria – 0.1%
Erste Group Bank AG 3,674 90,634
OMV AG 1,487 68,546
Verbund AG 322 25,221
184,401
Belgium – 0.9%
Ageas SA/NV 1,879 65,054
Anheuser-Busch InBev SA/NV 9,644 482,300
D'Ieteren Group 224 37,260
Elia Group SA 342 43,232
Groupe Bruxelles Lambert SA 833 61,418
KBC Group NV 3,032 151,931
Sofina SA 180 35,136
Solvay SA, Class A 800 72,142
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Belgium – 0.9% (continued)
UCB SA 1,135 85,614
Umicore SA 1,790 59,001
Warehouses de Pauw CVA
(a)
1,694 43,497
1,136,585
Brazil – 0.2%
Wheaton Precious Metals Corp. 4,071 133,019
Yara International ASA 1,487 66,363
199,382
Canada – 10.9%
Agnico Eagle Mines Ltd. 4,488 197,182
Alimentation Couche-Tard, Inc. 7,538 337,098
Bank of Montreal 6,538 601,484
Bank of Nova Scotia (The) 11,182 539,815
Barrick Gold Corp. 17,379 261,058
BCE, Inc. 3,082 138,843
Brookfield Asset Management, Inc., Class A 13,447 531,847
Canadian Imperial Bank of Commerce 8,417 381,775
Canadian National Railway Co. 5,918 700,242
Canadian Natural Resources Ltd. 10,563 632,750
Canadian Pacific Railway Ltd. 8,987 669,125
Cenovus Energy, Inc. 13,216 266,829
CGI, Inc., Class A
(b)
2,089 168,063
Constellation Software, Inc. 190 274,388
Dollarama , Inc. 2,706 160,588
Enbridge, Inc. 19,450 756,868
Fortis, Inc. 4,297 167,432
Franco-Nevada Corp. 1,777 219,290
George Weston Ltd. 627 68,926
Great-West Lifeco , Inc. 2,982 68,951
Hydro One Ltd.
(c)
2,733 68,443
Imperial Oil Ltd. 1,817 98,719
Intact Financial Corp. 1,691 256,628
Loblaw Cos. Ltd. 1,384 113,253
Magna International, Inc. 2,430 135,248
Manulife Financial Corp. 17,806 294,754
National Bank of Canada 3,351 227,879
Nutrien Ltd. 5,132 433,081
Pembina Pipeline Corp. 5,440 179,386
Power Corp. of Canada 5,019 124,477
Restaurant Brands International, Inc. 2,964 175,900
Rogers Communications, Inc., Class B 3,039 126,346
Royal Bank of Canada 13,214 1,221,088
Shaw Communications, Inc., Class B 4,407 113,046
Shopify, Inc., Class A
(b)
11,587 396,781
Sun Life Financial, Inc. 5,369 227,741
Suncor Energy, Inc. 13,038 447,902
TC Energy Corp. 9,737 427,156
Teck Resources Ltd., Class B 4,273 129,908
TELUS Corp. 4,736 98,779
Thomson Reuters Corp. 1,553 164,960
Toronto-Dominion Bank (The) 17,122 1,094,437
Tourmaline Oil Corp., Class Common
Subscription Receipt 2,968 167,020
13,865,486
Chile – 0.0%
Antofagasta PLC 3,530 47,775
China – 0.6%
Budweiser Brewing Co. Apac Ltd.
(c)
17,800 37,460
Prosus NV 11,507 500,863
Wilmar International Ltd. 30,100 82,530

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
China – 0.6% (continued)
Wuxi Biologics Cayman, Inc.
(b)(c)
34,500 156,022
776,875
Denmark – 2.4%
AP Moller - Maersk A/S, Class A 33 66,065
AP Moller - Maersk A/S, Class B 48 100,428
Carlsberg A/S, Class B 920 108,457
Coloplast A/S, Class B 1,165 129,916
DSV A/S 1,760 238,326
Genmab A/S
(b)
640 246,737
Novo Nordisk A/S, Class B 15,646 1,701,368
Novozymes A/S, Class B 1,944 102,122
Orsted A/S
(c)
1,859 153,359
Tryg A/S 3,527 76,346
Vestas Wind Systems A/S 9,448 186,137
3,109,261
Finland – 1.2%
Elisa OYJ 1,248 60,328
Fortum OYJ 4,554 64,116
Kesko OYJ, Class A 1,390 26,734
Kesko OYJ, Class B 2,473 48,150
Kone Oyj , Class B 4,090 167,555
Neste OYJ 4,024 176,345
Nokia OYJ 51,319 228,600
Nordea Bank Abp 32,535 310,675
Sampo OYJ, Class A 4,525 206,977
Stora ENSO OYJ, Class R 6,456 84,162
UPM- Kymmene OYJ 5,111 171,295
1,544,937
France – 9.5%
Adevinta ASA, Class B
(b)
3,473 23,784
Air Liquide SA 4,960 648,561
Airbus SE 5,955 644,945
AXA SA 19,258 475,840
BNP Paribas SA 10,732 503,777
Capgemini SE 1,460 239,897
Carrefour SA 5,401 86,930
CIE de Saint-Gobain 4,806 196,650
CIE Generale DES Etablissements Michelin Sca 7,223 184,253
Credit Agricole SA 12,003 108,975
Danone SA 5,920 294,540
Dassault Systemes SE 6,374 213,876
Electricite de France SA 5,974 70,557
Engie SA 17,944 233,285
EssilorLuxottica SA 2,967 470,215
Hermes International 332 430,016
Kering SA 673 308,434
Legrand SA 2,413 183,970
L'Oreal SA 2,435 765,548
LVMH Moet Hennessy Louis Vuitton SE 2,509 1,584,569
Orange SA 18,726 178,249
Pernod Ricard SA 1,916 336,506
Publicis Groupe SA 2,327 130,495
Safran SA 3,254 362,517
Sanofi 10,962 946,156
Sartorius Stedim Biotech 240 76,190
Societe Generale SA 7,812 179,319
Teleperformance 588 157,665
Thales SA 1,042 132,491
TotalEnergies SE 23,623 1,286,460
Veolia Environnement SA 5,900 131,728
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
France – 9.5% (continued)
Vinci SA 5,234 482,021
12,068,419
Germany – 6.2%
adidas AG 1,635 159,946
Allianz SE 3,885 699,599
BASF SE 8,537 383,359
Bayer AG 9,353 491,966
Bayerische Motoren Werke AG 3,176 249,613
Beiersdorf AG 1,023 98,257
Daimler Truck Holding AG
(b)
5,244 139,938
Deutsche Bank AG 19,099 182,346
Deutsche Boerse AG 1,840 299,426
Deutsche Post AG 9,187 326,061
Deutsche Telekom AG 33,795 640,101
E.ON SE 20,493 171,675
Fresenius Medical Care AG & Co. KGaA 1,642 45,408
Fresenius SE & Co. KGaA 3,642 83,870
Hannover Rueck SE 615 100,171
Henkel AG & Co. KGaA 1,104 64,868
Infineon Technologies AG 12,363 301,075
Mercedes-Benz Group AG 7,280 421,637
Merck KGaA 1,273 207,597
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 1,359 359,162
RWE AG 6,553 252,524
SAP SE 10,325 996,692
Siemens AG 7,072 773,328
Siemens Energy AG 4,322 50,469
Siemens Healthineers AG
(c)
2,539 116,888
Symrise AG, Class A 1,241 126,763
Vonovia SE 7,201 159,423
7,902,162
Hong Kong – 2.0%
AIA Group Ltd. 113,000 855,793
CK Asset Holdings Ltd. 20,000 110,575
CK Infrastructure Holdings Ltd. 4,500 21,383
CLP Holdings Ltd. 15,500 104,059
Hang Seng Bank Ltd. 6,700 94,314
Henderson Land Development Co. Ltd. 14,000 34,278
Hong Kong & China Gas Co. Ltd. 93,507 72,186
Hong Kong Exchanges & Clearing Ltd. 11,200 298,197
Jardine Matheson Holdings Ltd. 2,300 105,846
Link REIT
(a)
19,913 117,705
MTR Corp. Ltd. 14,500 63,820
Prudential PLC 25,330 236,458
Sun Hung KAI Properties Ltd. 14,500 155,994
Techtronic Industries Co. Ltd. 18,000 170,487
Wharf Real Estate Investment Co. Ltd. 15,000 59,141
2,500,236
Ireland – 0.4%
CRH PLC 7,580 273,296
Kerry Group PLC, Class A 1,513 131,593
Kingspan Group PLC 1,302 65,757
470,646
Israel – 0.6%
Azrieli Group Ltd. 377 28,076
Bank Hapoalim BM 11,721 113,563
Bank Leumi Le-Israel BM 13,901 133,303
Elbit Systems Ltd. 269 54,664
ICL Group Ltd. 6,872 62,325
Israel Discount Bank Ltd., Class A 11,618 66,417

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Israel – 0.6% (continued)
Mizrahi Tefahot Bank Ltd. 1,426 54,171
Nice Ltd.
(b)
578 110,000
Teva Pharmaceutical Industries Ltd.
(b)
11,330 101,791
724,310
Italy – 1.8%
Amplifon SpA 1,185 29,444
Assicurazioni Generali SpA 10,849 162,876
Atlantia SpA 4,688 104,621
Davide Campari-Milano NV 5,963 53,596
ENEL SpA 71,703 320,250
ENI SpA 23,433 306,962
Ferrari NV 1,219 240,357
Infrastrutture Wireless Italiane SpA
(c)
4,133 36,486
Intesa Sanpaolo SpA 174,017 331,767
Moncler SpA 1,719 74,228
Nexi SpA
(b)(c)
9,196 79,709
Poste Italiane SpA
(c)
4,595 40,056
Recordati Industria Chimica e Farmaceutica SpA 816 30,671
Snam SpA 18,697 83,193
Terna Rete Elettrica Nazionale SpA 14,808 98,174
UniCredit SpA 19,133 237,283
2,229,673
Japan – 18.7%
Advantest Corp. 1,900 100,474
AEON Co. Ltd. 7,900 147,572
Ajinomoto Co., Inc. 5,200 143,299
Asahi Group Holdings Ltd. 4,700 131,670
Asahi Kasei Corp. 12,000 77,061
Astellas Pharma, Inc. 17,000 234,067
Bandai Namco Holdings, Inc. 2,100 139,053
Bridgestone Corp. 6,100 220,057
Canon, Inc. 10,100 214,320
Central Japan Railway Co. 2,000 232,314
Chugai Pharmaceutical Co. Ltd. 6,200 143,910
Dai-ichi Life Holdings, Inc. 10,100 160,196
Daiichi Sankyo Co. Ltd. 18,600 596,536
Daikin Industries Ltd. 2,800 421,691
Daiwa House Industry Co. Ltd. 6,000 121,586
Denso Corp. 4,800 238,652
East Japan Railway Co. 3,500 189,323
Eisai Co. Ltd. 2,700 163,015
ENEOS Holdings, Inc. 31,200 102,814
FANUC Corp. 1,800 237,723
Fast Retailing Co. Ltd. 600 335,009
Fujifilm Holdings Corp. 3,700 169,747
Fujitsu Ltd. 1,800 207,387
Hitachi Ltd. 9,200 418,421
Honda Motor Co. Ltd. 16,100 365,360
Hoya Corp. 3,500 326,723
INPEX Corp. 9,600 98,044
ITOCHU Corp. 14,000 362,539
Japan Post Holdings Co. Ltd. 24,400 164,095
Japan Tobacco, Inc. 9,900 164,117
KAO Corp. 4,700 176,762
KDDI Corp. 14,900 440,579
Keyence Corp. 1,900 719,938
Kikkoman Corp. 1,900 103,287
Kirin Holdings Co. Ltd. 7,500 110,480
Komatsu Ltd. 9,600 183,946
Kubota Corp. 11,300 157,866
Kyocera Corp. 3,400 170,212
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 18.7% (continued)
Kyowa Kirin Co. Ltd. 2,700 63,669
Lasertec Corp. 800 114,589
M3, Inc. 4,000 119,649
Marubeni Corp. 16,500 144,646
Mitsubishi Corp. 14,400 390,530
Mitsubishi Electric Corp. 19,900 175,389
Mitsubishi Estate Co. Ltd. 12,700 160,037
Mitsubishi Heavy Industries Ltd. 3,200 110,230
Mitsubishi UFJ Financial Group, Inc. 119,300 561,445
Mitsui & Co. Ltd. 15,600 345,617
Mitsui Fudosan Co. Ltd. 9,500 182,126
Mizuho Financial Group, Inc. 25,060 270,773
MS&AD Insurance Group Holdings, Inc. 4,300 114,013
Murata Manufacturing Co. Ltd. 6,300 309,416
NEC Corp. 2,700 89,464
Nexon Co. Ltd. 4,500 75,598
Nidec Corp. 5,000 277,122
Nintendo Co. Ltd. 11,000 449,221
Nippon Paint Holdings Co. Ltd. 10,100 64,554
Nippon Steel Corp. 9,200 126,424
Nippon Telegraph & Telephone Corp. 11,600 319,510
Nippon Yusen KK
(d)
4,800 87,161
Nissan Motor Co. Ltd. 24,400 77,878
Nitori Holdings Co. Ltd. 900 81,956
Nomura Holdings, Inc. 31,400 101,783
Nomura Research Institute Ltd. 4,400 97,837
NTT Data Corp. 5,800 84,170
OBIC Co. Ltd. 600 90,302
Olympus Corp. 12,300 259,845
Omron Corp. 2,100 98,278
ONO Pharmaceutical Co. Ltd. 4,500 105,843
Oriental Land Co. Ltd. 2,200 295,287
ORIX Corp. 12,000 176,405
Otsuka Holdings Co. Ltd. 5,200 166,739
Panasonic Holdings Corp. 21,100 151,115
Rakuten Group, Inc. 6,700 30,021
Recruit Holdings Co. Ltd. 15,900 491,008
Renesas Electronics Corp.
(b)
14,100 118,247
Secom Co. Ltd. 2,000 114,253
Sekisui House Ltd. 6,800 113,230
Seven & i Holdings Co. Ltd. 7,700 287,724
SG Holdings Co. Ltd. 5,000 66,337
Shimano, Inc. 800 124,197
Shin-Etsu Chemical Co. Ltd. 4,000 418,206
Shionogi & Co. Ltd. 2,600 120,523
Shiseido Co. Ltd. 3,600 124,856
SMC Corp. 600 242,688
SoftBank Corp. 25,600 252,409
SoftBank Group Corp. 11,300 486,561
Sompo Holdings, Inc. 3,200 133,331
Sony Group Corp. 11,900 799,658
Subaru Corp. 5,900 91,913
Sumitomo Corp. 12,300 156,858
Sumitomo Metal Mining Co. Ltd. 2,800 78,781
Sumitomo Mitsui Financial Group, Inc. 12,900 362,174
Sumitomo Mitsui Trust Holdings, Inc. 3,800 109,346
Sumitomo Realty & Development Co. Ltd. 4,300 98,796
Suntory Beverage & Food Ltd. 1,300 43,556
Suzuki Motor Corp. 4,600 155,360
Sysmex Corp. 1,700 91,820
Takeda Pharmaceutical Co. Ltd. 14,900 392,762
TDK Corp. 3,800 119,010

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 18.7% (continued)
Terumo Corp. 7,100 216,103
Tokio Marine Holdings, Inc. 19,500 353,043
Tokyo Electron Ltd. 1,500 398,527
Toshiba Corp. 4,300 149,886
Toyota Industries Corp. 1,800 92,764
Toyota Motor Corp. 119,800 1,659,960
Toyota Tsusho Corp. 2,200 74,007
Unicharm Corp. 4,100 125,012
Z Holdings Corp. 22,000 56,926
23,778,319
Luxembourg – 0.2%
ArcelorMittal SA 5,229 117,083
Eurofins Scientific SE 1,376 88,098
205,181
Macau – 0.1%
Galaxy Entertainment Group Ltd. 20,000 91,339
Sands China Ltd.
(b)
21,600 37,698
129,037
Netherlands – 5.1%
Adyen NV
(b)(c)
288 413,474
AKZO Nobel NV 1,890 116,636
Argenx SE
(b)
500 195,100
Asm International NV 453 100,648
ASML Holding NV 3,861 1,824,052
Heineken Holding NV 1,179 80,520
Heineken NV 2,233 186,711
ING Groep NV 35,340 347,675
JDE Peet's NV 1,319 37,779
Koninklijke Ahold Delhaize NV 9,801 273,652
Koninklijke DSM NV 1,588 187,241
Koninklijke Philips NV 7,934 100,513
NN Group NV 3,196 135,353
Shell PLC 72,886 2,017,362
Universal Music Group NV 7,027 137,874
Wolters Kluwer NV 2,535 269,462
6,424,052
New Zealand – 0.1%
Auckland International Airport Ltd.
(b)
10,611 47,466
Fisher & Paykel Healthcare Corp. Ltd. 6,311 71,788
Meridian Energy Ltd. 10,799 30,615
149,869
Norway – 0.7%
AKER BP ASA 2,999 95,593
Autostore Holdings Ltd.
(b)(c)
10,764 20,323
DNB Bank ASA 8,028 142,077
Equinor ASA 9,917 362,795
Gjensidige Forsikring ASA 2,141 39,106
Mowi ASA 4,009 59,787
Norsk Hydro ASA 13,320 84,531
Orkla ASA 6,067 40,941
Salmar ASA 609 20,630
Telenor ASA 7,087 64,416
Var Energi ASA 3,282 11,191
941,390
Poland – 0.1%
Dino Polska SA
(b)(c)
463 30,295
KGHM Polska Miedz SA 950 19,046
Polski Koncern Naftowy ORLEN SA 3,094 35,613
Polskie Gornictwo Naftowe i Gazownictwo SA
(b)
19,086 20,593
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Poland – 0.1% (continued)
Powszechna Kasa Oszczednosci Bank Polski SA 10,137 55,387
160,934
Portugal – 0.2%
EDP - Energias de Portugal SA 28,947 126,598
Jeronimo Martins SGPS SA 3,019 62,601
189,199
Russia – 0.0%
Evraz PLC
(e)
2,845 0
Singapore – 1.4%
Capitaland Ascendas REIT
(a)
32,096 59,424
CapitaLand Integrated Commercial Trust
(a)
47,554 63,177
CapitaLand Investment Ltd. 24,600 52,326
DBS Group Holdings Ltd. 17,263 417,211
Genting Singapore Ltd. 58,000 32,994
Great Eastern Holdings Ltd. 500 6,325
Jardine Cycle & Carriage Ltd. 800 16,813
Keppel Corp. Ltd. 12,900 63,538
Oversea-Chinese Banking Corp. Ltd. 38,019 325,892
Singapore Airlines Ltd.
(b)(d)
12,500 46,463
Singapore Exchange Ltd. 8,600 51,171
Singapore Technologies Engineering Ltd. 16,000 37,312
Singapore Telecommunications Ltd. 68,000 120,133
STMicroelectronics NV 6,069 189,546
United Overseas Bank Ltd. 14,200 278,561
1,760,886
South Africa – 0.3%
Anglo American PLC 12,551 376,942
Spain – 2.2%
Aena SME SA
(b)(c)
658 77,487
Amadeus IT Group SA
(b)
4,412 229,977
Banco Bilbao Vizcaya Argentaria SA 62,790 323,262
Banco Santander SA 156,958 406,748
CaixaBank SA 42,607 141,197
Cellnex Telecom SA
(c)
5,061 165,567
EDP Renovaveis SA 2,333 49,137
Endesa SA 3,596 60,011
Ferrovial SA 4,552 111,169
Iberdrola SA 55,891 567,588
Industria de Diseno Textil SA 10,454 237,020
Naturgy Energy Group SA 1,876 48,134
Repsol SA 14,713 199,874
Telefonica SA 55,323 190,554
2,807,725
Sweden – 3.0%
ALFA Laval AB 2,722 67,025
ASSA Abloy AB, Class B 9,113 183,902
Atlas Copco AB, Class A 23,387 249,818
Atlas Copco AB, Class B 15,953 154,384
Boliden AB 2,500 72,757
Epiroc AB, Class A 5,342 81,722
Epiroc AB, Class B 4,430 59,472
EQT AB 2,296 45,212
Essity AB, Class A 728 15,284
Essity AB, Class B 5,291 111,753
Evolution AB
(c)
1,864 174,247
Fastighets AB Balder, Class B
(b)
4,764 17,889
Getinge AB, Class B 2,360 47,903
Hennes & Mauritz AB, Class B
(d)
6,391 64,312

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Sweden – 3.0% (continued)
Hexagon AB, Class B 19,368 191,394
Holmen AB, Class B 927 33,606
Industrivarden AB, Class A 1,839 41,638
Industrivarden AB, Class C 2,051 46,048
Indutrade AB 2,337 40,891
Investment AB Latour , Class B 943 15,937
Investor AB, Class A 5,932 100,867
Investor AB, Class B 16,771 273,728
L E Lundbergforetagen AB, Class B 801 31,618
Lifco AB, Class B 2,487 35,908
Nibe Industrier AB, Class B 14,834 118,264
Sagax AB, Class A 374 6,871
Sagax AB, Class B 1,329 24,486
Sagax AB, Class D 3,425 8,244
Sandvik AB 9,766 152,538
Skandinaviska Enskilda Banken AB, Class A 17,101 180,288
Skandinaviska Enskilda Banken AB, Class C 150 1,710
Skanska AB, Class B 4,485 69,728
SKF AB, Class A 229 3,498
SKF AB, Class B 3,125 45,190
Svenska Cellulosa AB SCA, Class B 6,182 72,894
Svenska Handelsbanken AB, Class A 15,117 140,425
Svenska Handelsbanken AB, Class B 1,025 11,205
Swedbank AB, Class A 8,137 121,240
Swedish Match AB 14,162 145,587
Tele2 AB, Class B 4,415 36,166
Telefonaktiebolaget LM Ericsson, Class A 1,830 10,864
Telefonaktiebolaget LM Ericsson, Class B 27,966 155,388
Telia Co. AB 22,366 59,202
Volvo AB, Class A 2,418 41,268
Volvo AB, Class B 15,452 252,815
Volvo Car AB, Class B
(b)
5,478 23,245
3,838,431
Switzerland – 5.4%
ABB Ltd. 16,436 457,235
Alcon, Inc. 4,712 286,934
Chocoladefabriken Lindt & Spruengli AG, PC 21 201,449
CIE Financiere Richemont SA, Class A 4,958 485,223
Credit Suisse Group AG 25,877 106,792
EMS- Chemie Holding AG 76 47,806
Geberit AG 321 142,834
Givaudan SA 79 236,033
Holcim AG 5,467 248,453
Kuehne + Nagel International AG 571 121,760
Lonza Group AG 694 357,419
Novartis AG 22,942 1,854,617
Partners Group Holding AG 206 185,137
Schindler Holding AG 257 40,473
Schindler Holding AG, PC 416 67,861
SGS SA 61 134,648
Sika AG 1,423 321,073
Sonova Holding AG 483 114,240
Straumann Holding AG 1,018 97,024
Swiss Life Holding AG 296 143,423
Swisscom AG 233 115,086
UBS Group AG 33,593 533,393
Zurich Insurance Group AG 1,441 615,278
6,914,191
United Kingdom – 10.5%
3i Group PLC 10,024 133,934
Ashtead Group PLC 4,083 213,893
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 10.5% (continued)
Associated British Foods PLC 4,031 62,631
AstraZeneca PLC 14,743 1,740,541
Aviva PLC 27,375 131,777
BAE Systems PLC 31,118 291,779
Barclays PLC 156,974 267,048
BP PLC 199,633 1,102,802
British American Tobacco PLC 21,143 835,812
BT Group PLC, Class A 66,992 100,116
Bunzl PLC 3,394 111,017
CK Hutchison Holdings Ltd. 26,500 131,659
CNH Industrial NV 10,013 129,691
Coca-Cola European Partners PLC 2,004 94,288
Compass Group PLC 17,460 369,182
Croda International PLC 1,252 97,444
Diageo PLC 22,075 914,465
Experian PLC 9,155 292,395
Haleon PLC
(b)
50,627 156,215
Halma PLC 3,219 78,386
HSBC Holdings PLC 189,118 973,951
Imperial Brands PLC 9,365 229,017
InterContinental Hotels Group PLC 1,952 105,539
Legal & General Group PLC 53,885 144,492
Lloyds Banking Group PLC 696,182 336,809
London Stock Exchange Group PLC 3,308 288,162
National Grid PLC 36,493 398,480
Natwest Group PLC 50,692 137,039
Reckitt Benckiser Group PLC 6,989 465,102
RELX PLC 19,225 518,171
Rentokil Initial PLC 16,918 106,041
Segro PLC
(a)
10,584 95,659
Smith & Nephew PLC 7,775 92,202
Spirax-Sarco Engineering PLC 777 96,169
SSE PLC 9,799 175,548
Standard Chartered PLC 24,179 144,815
Tesco PLC 67,935 168,244
Unilever PLC 24,947 1,141,579
Vodafone Group PLC 249,393 291,846
WPP PLC 12,671 111,749
13,275,689
United States – 6.8%
Computershare Ltd. 5,292 85,513
CSL Ltd. 4,584 822,156
Ferguson PLC 2,152 235,629
GSK PLC 37,904 623,536
James Hardie Industries PLC, CDI 3,834 83,356
Nestle SA 26,283 2,863,750
Roche Holding AG 6,672 2,217,111
Roche Holding AG, BR 279 113,245
Schneider Electric SE 5,407 685,421
Stellantis NV 20,404 275,471
Swiss RE AG 2,636 195,971
Tenaris SA 4,418 68,576
Waste Connections, Inc. 2,500 329,552
8,599,287
Zambia – 0.1%
First Quantum Minerals Ltd. 5,468 96,328
Total Common Stocks (cost $137,636,330) 125,862,953

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 7.68% 631 46,586
Henkel AG & Co. KGaA , 2.94% 1,560 98,337
Sartorius AG, 0.37% 266 93,882
Volkswagen AG, 5.77% 1,684 215,271
454,076
Total Preferred Stocks (cost $535,375) 454,076
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(f)(g)
(cost $48,900) 48,900 48,900
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(f)(g)
(cost $113,577) 113,577 113,577
Total Investments (cost $138,334,182) 99.6% 126,479,506
Cash and Receivables (Net) 0.4% 541,045
Net Assets 100.0% 127,020,551
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $1,569,816 or 1.24% of net assets.
(d)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $170,392 and the value of the collateral was $183,162, consisting of cash collateral of
$113,577 and U.S. Government & Agency securities valued at $69,585. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at October 31, 2022. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 121,575 3,738,443 (3,811,118) 48,900 1,748
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 145,698 15,487,920 (15,520,041) 113,577 381
2
Total – 0.1% 267,273 19,226,363 (19,331,159) 162,477 2,129
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Statements of Investments
Portfolio Summary (Unaudited)
†
Value (%)
Financials 20.8
Industrials 14.1
Health Care 13.8
Consumer Staples 10.4
Consumer Discretionary 9.5
Energy 7.3
Materials 7.7
Information Technology 7.7
Communication Services 4.1
Utilities 2.8
Real Estate 1.3
Registered Investment Companies 0.1
99.6
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 5 12/16/2022 419,899 438,975 19,076

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.2%
Brazil – 4.2%
Ambev SA 23,922 72,989
Atacadao SA 2,601 9,656
B3 SA - Brasil Bolsa Balcao 32,318 92,385
Banco Bradesco SA 6,151 19,471
Banco BTG Pactual SA 6,102 33,666
Banco do Brasil SA 7,500 52,985
BB Seguridade Participacoes SA 3,605 20,377
Centrais Eletricas Brasileiras SA 6,497 61,797
Cia Paranaense de Energia 1,060 7,389
Cosan SA 6,320 20,307
CPFL Energia SA 424 2,864
Energisa SA 1,552 14,369
Engie Brasil Energia SA 819 6,268
Hapvida Participacoes e Investimentos SA
(a)
24,293 36,158
Itausa - Investimentos Itau SA 4,353 9,017
Localiza Rent A Car SA 3,955 53,093
Magazine Luiza SA
(b)
15,956 13,592
Petroleo Brasileiro SA 19,844 125,669
Raia Drogasil SA 5,825 29,396
Rede D'or Sao Luiz SA
(a)
3,581 21,975
Suzano SA 4,276 43,394
Telefonica Brasil SA 2,139 16,889
Vale SA 20,141 257,249
WEG SA 7,919 60,835
1,081,790
Chile – 0.3%
Banco de Chile 252,501 23,085
Banco de Credito e Inversiones SA 328 9,136
Banco Santander Chile 275,796 9,877
Cia SUD Americana de Vapores SA 72,051 5,000
Empresas COPEC SA 1,937 13,344
Enel Americas SA 93,943 9,305
Falabella SA 3,603 7,043
76,790
China – 25.8%
360 Security Technology, Inc., Class A 2,200 2,134
AECC Aviation Power Co. Ltd., Class A 1,100 7,331
Agricultural Bank of China Ltd., Class A 63,600 24,051
Agricultural Bank of China Ltd., Class H 165,000 47,084
Airtac International Group 1,046 24,022
Alibaba Group Holding Ltd.
(b)
82,480 645,668
Aluminum Corp. of China Ltd., Class A 4,900 2,591
Aluminum Corp. of China Ltd., Class H 22,000 6,278
Anhui Conch Cement Co. Ltd., Class A 3,300 10,978
Anhui Conch Cement Co. Ltd., Class H 4,000 10,293
Anhui Gujing Distillery Co. Ltd., Class A 200 5,400
Anhui Gujing Distillery Co. Ltd., Class B 600 7,073
ANTA Sports Products Ltd. 5,400 47,466
Asymchem Laboratories Tianjin Co. Ltd., Class A 40 785
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
340 3,638
Avary Holding Shenzhen Co. Ltd., Class A 600 2,446
Baidu, Inc., Class A
(b)
11,900 113,848
Bank of Beijing Co. Ltd., Class A 10,400 5,757
Bank of China Ltd., Class A 28,800 11,877
Bank of China Ltd., Class H 419,000 135,043
Bank of Communications Co. Ltd., Class A 16,500 10,060
Bank of Communications Co. Ltd., Class H 116,000 56,597
Bank of Hangzhou Co. Ltd., Class A 2,600 4,314
Bank of Jiangsu Co. Ltd., Class A 6,600 6,258
Bank of Nanjing Co. Ltd., Class A 4,400 6,221
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 25.8% (continued)
Bank of Ningbo Co. Ltd., Class A 3,200 10,417
Bank of Shanghai Co. Ltd., Class A 7,600 5,810
Baoshan Iron & Steel Co. Ltd., Class A 10,000 6,590
BeiGene Ltd.
(b)
4,500 56,753
Beijing Kingsoft Office Software, Inc., Class A 200 7,967
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 1,000 3,357
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 290 4,987
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 22,000 13,444
BOC Hong Kong Holdings Ltd. 19,000 59,058
BOE Technology Group Co. Ltd., Class A 14,800 6,773
BOE Technology Group Co. Ltd., Class B 5,600 2,418
BYD Co. Ltd., Class A 800 27,038
BYD Co. Ltd., Class H 4,500 100,722
CGN Power Co. Ltd., Class A 1,000 362
CGN Power Co. Ltd., Class H
(a)
68,000 13,774
Changchun High & New Technology Industry
Group, Inc., Class A 100 2,218
China CITIC Bank Corp. Ltd., Class H 42,000 15,837
China Coal Energy Co. Ltd., Class A 2,600 3,142
China Coal Energy Co. Ltd., Class H 11,000 8,100
China Construction Bank Corp., Class A 4,000 2,927
China Construction Bank Corp., Class H 501,000 266,141
China CSSC Holdings Ltd., Class A 1,500 5,450
China Eastern Airlines Corp. Ltd., Class A
(b)
6,500 4,275
China Eastern Airlines Corp. Ltd., Class H
(b)
12,000 3,959
China Energy Engineering Corp. Ltd. 13,900 4,361
China Energy Engineering Corp. Ltd., Class H 30,000 3,019
China Everbright Bank Co. Ltd., Class A 17,700 6,596
China Everbright Bank Co. Ltd., Class H 15,000 3,879
China Feihe Ltd.
(a)
10,000 5,758
China Galaxy Securities Co. Ltd., Class A 900 1,111
China Galaxy Securities Co. Ltd., Class H 21,500 8,052
China Hongqiao Group Ltd. 9,500 6,741
China International Capital Corp. Ltd., Class A 400 1,898
China International Capital Corp. Ltd., Class H
(a)
9,200 12,798
China Jushi Co. Ltd., Class A 1,500 2,405
China Life Insurance Co. Ltd., Class H 38,000 41,389
China Longyuan Power Group Corp. Ltd., Class H 18,000 20,569
China Mengniu Dairy Co. Ltd. 16,000 51,262
China Merchants Bank Co. Ltd., Class A 8,600 31,602
China Merchants Bank Co. Ltd., Class H 18,000 59,160
China Merchants Securities Co. Ltd., Class A 2,200 3,768
China Merchants Securities Co. Ltd., Class H
(a)
2,600 2,411
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 3,700 6,646
China Minsheng Banking Corp. Ltd., Class A 3,300 1,492
China Minsheng Banking Corp. Ltd., Class H 55,500 16,120
China Molybdenum Co. Ltd., Class A 8,600 4,890
China National Nuclear Power Co. Ltd., Class A 8,800 7,270
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,600 5,305
China Overseas Land & Investment Ltd. 19,500 37,212
China Pacific Insurance Group Co. Ltd., Class A 2,000 5,215
China Pacific Insurance Group Co. Ltd., Class H 12,400 19,998
China Petroleum & Chemical Corp., Class A 16,800 9,368
China Petroleum & Chemical Corp., Class H 134,000 52,918
China Railway Group Ltd., Class A 9,700 6,632
China Railway Group Ltd., Class H 21,000 9,122
China Resources Beer Holdings Co. Ltd. 8,000 37,708

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 25.8% (continued)
China Resources Gas Group Ltd. 4,800 12,291
China Resources Land Ltd. 16,000 50,141
China Resources Microelectronics Ltd., Class A 595 4,130
China Resources Mixc Lifestyle Services Ltd.
(a)
3,400 9,962
China Resources Power Holdings Co. Ltd. 10,000 14,548
China Shenhua Energy Co. Ltd., Class A 3,500 13,442
China Shenhua Energy Co. Ltd., Class H 18,000 47,351
China Southern Airlines Co. Ltd., Class A
(b)
7,500 6,638
China Southern Airlines Co. Ltd., Class H
(b)
8,000 4,127
China Three Gorges Renewables Group Co. Ltd.,
Class A 9,000 6,868
China Tourism Group Duty Free Corp. Ltd., Class
A 800 17,577
China Vanke Co. Ltd., Class A 5,000 9,262
China Vanke Co. Ltd., Class H 9,300 11,942
China Yangtze Power Co. Ltd., Class A 10,000 27,759
China Zheshang Bank Co. Ltd., Class A
(b)
10,800 4,084
China Zheshang Bank Co. Ltd., Class H
(b)
8,000 2,762
Chongqing Brewery Co., Class A 200 2,396
Chongqing Changan Automobile Co. Ltd., Class A 4,186 6,475
Chongqing Changan Automobile Co. Ltd., Class B 4,550 1,971
Chow Tai Fook Jewellery Group Ltd. 11,400 19,518
CITIC Ltd. 35,000 31,345
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,900 4,191
CITIC Securities Co. Ltd., Class A 4,335 10,222
CITIC Securities Co. Ltd., Class H 8,000 11,965
CMOC Group Ltd., Class H 18,000 5,801
CNPC Capital Co. Ltd., Class A 5,000 3,083
COSCO Shipping Holdings Co. Ltd., Class A 5,700 8,770
COSCO Shipping Holdings Co. Ltd., Class H 17,500 18,883
Country Garden Holdings Co. Ltd. 5,858 754
Country Garden Services Holdings Co. Ltd. 8,000 6,991
CSC Financial Co. Ltd., Class A 1,300 4,205
CSPC Pharmaceutical Group Ltd. 47,760 49,099
Ecovacs Robotics Co. Ltd., Class A 100 799
ENN Energy Holdings Ltd. 4,100 40,766
Flat Glass Group Co. Ltd., Class A
(b)
800 3,760
Flat Glass Group Co. Ltd., Class H 2,000 4,683
Focus Media Information Technology Co. Ltd.,
Class A 6,500 3,990
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 2,002 16,370
Foxconn Industrial Internet Co. Ltd., Class A 3,900 4,382
Fuyao Glass Industry Group Co. Ltd., Class A 600 2,748
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
3,600 12,910
Ganfeng Lithium Co. Ltd., Class A 900 9,744
Ganfeng Lithium Co. Ltd., Class H
(a)
1,760 11,905
Geely Automobile Holdings Ltd. 27,000 29,030
Gemdale Corp., Class A 2,000 2,143
GF Securities Co. Ltd., Class A 3,100 5,789
GF Securities Co. Ltd., Class H 5,400 5,496
Gigadevice Semiconductor Beijing, Inc., Class A 180 2,029
GoerTek, Inc., Class A 1,300 3,862
Great Wall Motor Co. Ltd., Class A 1,100 4,395
Great Wall Motor Co. Ltd., Class H 16,000 17,468
Gree Electric Appliances Inc. of Zhuhai, Class A 2,300 9,035
Guangdong Haid Group Co. Ltd., Class A 800 6,330
Guangzhou Automobile Group Co. Ltd., Class A 1,900 2,949
Guangzhou Automobile Group Co. Ltd., Class H 18,000 10,961
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A 600 3,494
Guosen Securities Co. Ltd., Class A 3,000 3,543
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 25.8% (continued)
Guotai Junan Securities Co. Ltd., Class A 3,000 5,434
Guotai Junan Securities Co. Ltd., Class H
(a)
5,800 5,859
H World Group Ltd. 8,000 21,911
Haidilao International Holding Ltd.
(a),(b)
6,000 8,912
Haier Smart Home Co. Ltd., Class A 3,000 8,550
Haier Smart Home Co. Ltd., Class H 11,800 29,523
Haitong Securities Co. Ltd., Class A 6,500 7,517
Haitong Securities Co. Ltd., Class H 10,400 5,088
Hangzhou First Applied Material Co. Ltd., Class A 420 3,686
Hangzhou Silan Microelectronics Co. Ltd., Class
A 600 2,581
Hansoh Pharmaceutical Group Co. Ltd.
(a)
4,000 6,176
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,300 4,058
Hengli Petrochemical Co. Ltd., Class A 3,000 6,305
Hoshine Silicon Industry Co. Ltd., Class A 200 2,622
Huadong Medicine Co. Ltd., Class A 800 4,486
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 2,880
Huaneng Power International, Inc., Class A
(b)
4,100 3,764
Huaneng Power International, Inc., Class H
(b)
20,000 7,159
Huatai Securities Co. Ltd., Class A 2,500 4,100
Huatai Securities Co. Ltd., Class H
(a)
8,200 8,033
Huaxia Bank Co. Ltd., Class A 6,700 4,397
Huayu Automotive Systems Co. Ltd., Class A 2,000 4,595
Huizhou Desay Sv Automaotive Co. Ltd., Class A 300 4,258
Iflytek Co. Ltd., Class A 1,000 4,800
Industrial & Commercial Bank of China Ltd.,
Class A 39,700 22,574
Industrial & Commercial Bank of China Ltd.,
Class H 370,000 160,729
Industrial Bank Co. Ltd., Class A 8,900 18,328
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A 14,600 3,521
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 2,800 9,683
JA Solar Technology Co. Ltd., Class A 840 7,193
JD Health International, Inc.
(a),(b)
5,300 29,066
JD Logistics, Inc.
(a),(b)
8,800 12,287
JD.com, Inc., Class A 12,316 227,654
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 2,683
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 4,112
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,540 13,990
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 12,531
KE Holdings, Inc., ADR
(b)
3,587 36,516
Kuaishou Technology, Class B
(a),(b)
9,600 39,501
Kweichow Moutai Co. Ltd., Class A 500 92,483
Lenovo Group Ltd. 40,000 32,001
LI Auto, Inc., Class A
(b)
6,000 40,931
Li Ning Co. Ltd. 12,500 64,651
Longfor Group Holdings Ltd.
(a)
9,000 11,465
LONGi Green Energy Technology Co. Ltd., Class A 3,136 20,616
Lufax Holding Ltd., ADR 3,663 5,824
Luxshare Precision Industry Co. Ltd., Class A 2,800 10,934
Luzhou Laojiao Co. Ltd., Class A 700 14,995
Meituan, Class B
(a),(b)
21,400 340,226
Metallurgical Corp. of China Ltd., Class A 7,900 3,117
Metallurgical Corp. of China Ltd., Class H 14,000 2,229
Midea Group Co. Ltd., Class A 2,900 15,965
Montage Technology Co. Ltd., Class A 400 3,110
Muyuan Foods Co. Ltd., Class A 2,220 14,229

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 25.8% (continued)
NARI Technology Co. Ltd., Class A 3,120 10,430
NAURA Technology Group Co. Ltd., Class A 200 7,281
NetEase, Inc. 9,800 106,866
New China Life Insurance Co. Ltd., Class A 1,700 5,443
New China Life Insurance Co. Ltd., Class H 2,200 3,492
New Hope Liuhe Co. Ltd., Class A
(b)
2,800 4,945
Ningbo Zhoushan Port Co. Ltd., Class A 4,800 2,282
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,800 2,829
Nio, Inc., Class A
(b)
7,380 70,323
Nongfu Spring Co. Ltd., Class H
(a)
9,000 45,230
Oppein Home Group, Inc., Class A 200 2,231
Orient Securities Co. Ltd., Class A 2,192 2,331
Orient Securities Co. Ltd., Class H
(a)
8,400 3,135
People's Insurance Co. Group of China Ltd.
(The), Class H 48,000 13,269
PetroChina Co. Ltd., Class H 114,000 43,568
Pinduoduo, Inc., ADR
(b)
2,825 154,895
Ping An Bank Co. Ltd., Class A 8,500 12,042
Ping An Insurance Group Co. of China Ltd., Class
A 4,800 23,774
Ping An Insurance Group Co. of China Ltd., Class
H 31,500 126,002
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,200 9,832
Postal Savings Bank of China Co. Ltd., Class A 12,400 6,592
Postal Savings Bank of China Co. Ltd., Class H
(a)
45,000 20,867
Power Construction Corp. of China Ltd., Class A 5,100 4,919
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
2,300 6,778
Rongsheng Petro Chemical Co. Ltd., Class A 5,300 7,770
SAIC Motor Corp. Ltd., Class A 3,900 7,347
Sany Heavy Industry Co. Ltd., Class A 3,500 6,474
Satellite Chemical Co. Ltd., Class A 1,342 2,280
SDIC Power Holdings Co. Ltd., Class A 3,100 4,290
Seazen Holdings Co. Ltd., Class A
(b)
900 1,626
SF Holding Co. Ltd., Class A 1,900 12,563
Shaanxi Coal Industry Co. Ltd., Class A 4,500 12,245
Shandong Gold Mining Co. Ltd., Class A 1,100 2,607
Shandong Gold Mining Co. Ltd., Class H
(a)
3,650 5,812
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 800 2,870
Shanghai Baosight Software Co. Ltd., Class A 690 4,001
Shanghai Baosight Software Co. Ltd., Class B 2,600 7,834
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 3,168
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,000 7,575
Shanghai International Airport Co. Ltd., Class A
(b)
1,000 7,314
Shanghai International Port Group Co. Ltd., Class
A 9,600 6,800
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
304 2,960
Shanghai Junshi Biosciences Co. Ltd., Class H
(a),(b)
800 2,798
Shanghai Pudong Development Bank Co. Ltd.,
Class A 9,400 8,552
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 600 4,103
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 17,830
Shenwan Hongyuan Group Co. Ltd., Class A 9,600 5,117
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
8,800 1,435
Shenzhen Transsion Holdings Co. Ltd., Class A 292 2,486
Shenzhou International Group Holdings Ltd. 4,200 29,106
Silergy Corp. 1,600 18,571
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 25.8% (continued)
Smoore International Holdings Ltd.
(a)
5,000 5,319
StarPower Semiconductor Ltd., Class A 100 5,106
Sunny Optical Technology Group Co. Ltd. 3,800 32,942
TBEA Co. Ltd., Class A 1,600 4,474
TCL Technology Group Corp., Class A 5,000 2,679
Tencent Holdings Ltd. 31,700 830,273
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,400 7,577
Tingyi Cayman Islands Holding Corp. 10,000 15,644
Tongwei Co. Ltd., Class A 1,900 11,324
Trina Solar Co. Ltd., Class A 960 8,738
Trip.com Group Ltd.
(b)
2,800 61,780
Tsingtao Brewery Co. Ltd., Class A 700 7,845
Tsingtao Brewery Co. Ltd., Class H 2,000 14,013
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 379 8,522
Wanhua Chemical Group Co. Ltd., Class A 1,300 14,313
Want Want China Holdings Ltd. 26,000 17,091
Weichai Power Co. Ltd., Class A 3,800 4,727
Weichai Power Co. Ltd., Class H 10,000 9,580
Will Semiconductor Ltd., Class A 340 3,418
Wingtech Technology Co. Ltd., Class A 600 3,936
Wuliangye Yibin Co. Ltd., Class A 1,600 29,266
Wuxi AppTec Co. Ltd., Class A 1,140 11,933
Wuxi AppTec Co. Ltd., Class H
(a)
2,100 16,827
Xinyi Glass Holdings Ltd. 12,000 15,440
Xinyi Solar Holdings Ltd. 24,266 24,081
XPeng, Inc., Class A
(b)
5,700 18,444
Yankuang Energy Group Co. Ltd., Class A 1,100 6,119
Yankuang Energy Group Co. Ltd., Class H 8,000 22,523
Yonyou Network Technology Co. Ltd., Class A 1,200 4,018
Yum China Holdings, Inc. 2,214 91,549
Yunnan Baiyao Group Co. Ltd., Class A 780 5,831
Yunnan Energy New Material Co. Ltd., Class A 400 8,113
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 9,372
Zhejiang Chint Electrics Co. Ltd., Class A 900 3,132
Zhejiang Huayou Cobalt Co. Ltd., Class A 650 4,852
Zhejiang NHU Co. Ltd., Class A 1,580 3,879
Zhongsheng Group Holdings Ltd. 3,000 11,389
Zijin Mining Group Co. Ltd., Class A 6,400 6,945
Zijin Mining Group Co. Ltd., Class H 34,000 32,485
ZTE Corp., Class A 800 2,430
ZTE Corp., Class H 5,200 9,274
ZTO Express Cayman, Inc. 2,150 36,126
6,730,598
Colombia – 0.1%
Bancolombia SA 1,496 10,814
Ecopetrol SA 27,800 13,823
Grupo Energia Bogota SA ESP 12,060 4,063
Interconexion Electrica SA ESP 2,449 9,589
38,289
Czech Republic – 0.1%
CEZ AS 870 28,449
Egypt – 0.1%
Commercial International Bank Egypt SAE 11,981 16,074
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,106 17,381

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Greece – 0.1% (continued)
Opap SA 822 10,074
27,455
Hong Kong – 0.1%
Orient Overseas International Ltd. 500 7,306
Sino Biopharmaceutical Ltd. 48,500 23,540
30,846
Hungary – 0.1%
OTP Bank NYRT 1,219 26,530
India – 18.7%
Adani Enterprises Ltd. 1,408 56,938
Adani Green Energy Ltd.
(b)
1,849 46,972
Adani Ports & Special Economic Zone Ltd. 3,964 39,438
Adani Power Ltd.
(b)
3,876 15,682
Adani Total Gas Ltd. 1,463 63,676
Adani Transmission Ltd.
(b)
1,468 59,387
Ambuja Cements Ltd. 4,074 26,230
Apollo Hospitals Enterprise Ltd. 537 29,306
Asian Paints Ltd. 2,326 87,325
Avenue Supermarts Ltd., Class A
(a),(b)
800 41,759
Axis Bank Ltd. 11,962 130,924
Bajaj Auto Ltd. 308 13,662
Bajaj Finance Ltd. 1,420 122,553
Bajaj Finserv Ltd. 2,190 44,645
Bajaj Holdings & Investment Ltd. 138 11,104
Bank of Baroda 5,432 9,692
Berger Paints India Ltd. 1,292 9,143
Bharat Electronics Ltd. 18,222 23,521
Bharat Petroleum Corp. Ltd. 4,849 17,787
Bharti Airtel Ltd. 12,922 129,880
Britannia Industries Ltd. 605 27,529
Cholamandalam Investment And Finance Co.
Ltd. 2,080 17,824
Cipla Ltd. 2,774 39,121
Coal India Ltd. 11,138 33,093
Dabur India Ltd. 3,450 23,119
Divi's Laboratories Ltd. 706 30,780
DLF Ltd. 3,230 15,042
Dr. Reddy's Laboratories Ltd. 604 32,351
Eicher Motors Ltd. 685 31,863
Gail India Ltd. 14,514 16,008
Godrej Consumer Products Ltd.
(b)
2,096 20,999
Grasim Industries Ltd. 1,961 40,787
Havells India Ltd. 1,322 19,425
HCL Technologies Ltd. 5,501 69,190
HDFC Life Insurance Co. Ltd.
(a)
4,838 31,587
Hindalco Industries Ltd. 7,769 38,072
Hindustan Unilever Ltd. 4,709 145,103
Housing Development Finance Corp. Ltd. 9,400 280,464
ICICI Bank Ltd. 26,966 296,023
ICICI Lombard General Insurance Co. Ltd.
(a)
1,161 16,409
ICICI Prudential Life Insurance Co. Ltd.
(a)
2,129 13,054
Indian Oil Corp. Ltd. 19,894 16,403
Indian Railway Catering & Tourism Corp. Ltd. 1,420 12,715
Indus Towers Ltd. 4,351 9,750
Indusind Bank Ltd. 3,104 42,847
Info Edge India Ltd. 408 19,330
Infosys Ltd. 19,156 355,836
Interglobe Aviation Ltd.
(a),(b)
527 11,343
ITC Ltd. 16,058 67,644
JSW Steel Ltd. 5,139 41,840
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
India – 18.7% (continued)
Kotak Mahindra Bank Ltd. 5,571 128,003
Larsen & Toubro Infotech Ltd.
(a)
250 14,315
Larsen & Toubro Ltd. 3,685 90,062
Mahindra & Mahindra Ltd. 5,051 82,290
Marico Ltd. 2,651 16,799
Maruti Suzuki India Ltd. 703 80,915
Mindtree Ltd. 286 11,760
Mphasis Ltd. 483 11,544
Nestle India Ltd. 185 45,510
NTPC Ltd. 25,546 53,421
Oil & Natural Gas Corp. Ltd. 20,822 33,719
Pidilite Industries Ltd. 766 23,915
Piramal Enterprises Ltd. 271 2,781
Power Grid Corp. of India Ltd. 18,110 49,915
Reliance Industries Ltd. 18,032 555,397
SBI Cards & Payment Services Ltd. 1,366 13,641
SBI Life Insurance Co. Ltd.
(a)
2,354 36,001
Shree Cement Ltd. 44 12,088
Siemens Ltd. 461 16,293
SRF Ltd. 747 23,090
State Bank of India 9,086 62,983
Sun Pharmaceutical Industries Ltd. 5,675 69,716
Tata Consultancy Services Ltd. 5,396 208,151
Tata Consumer Products Ltd. 3,186 29,642
Tata Motors Ltd.
(b)
9,642 48,078
Tata Motors Ltd., Class A
(b)
1,903 5,407
Tata Power Co. Ltd. (The) 8,930 24,381
Tata Steel Ltd. 42,949 52,689
Tech Mahindra Ltd. 3,336 42,856
Titan Co. Ltd. 2,214 73,860
Ultratech Cement Ltd. 604 48,997
United Spirits Ltd.
(b)
1,457 15,777
Upl Ltd. 2,921 25,767
Vedanta Ltd. 5,960 20,218
Wipro Ltd. 7,662 35,780
Zomato Ltd.
(b)
11,401 8,691
4,869,627
Indonesia – 2.8%
Adaro Energy Indonesia Tbk PT 71,600 18,270
Adaro Minerals Indonesia Tbk PT
(b)
33,500 3,716
Astra International Tbk PT 109,600 46,728
Bank Central Asia Tbk PT 297,100 167,622
Bank Jago Tbk PT
(b)
20,700 6,768
Bank Mandiri (Persero) Tbk PT 114,400 77,379
Bank Negara Indonesia (Persero) Tbk PT 43,000 25,914
Bank Rakyat Indonesia (Persero) Tbk PT 370,300 110,396
Barito Pacific Tbk PT 153,200 8,103
Bayan Resources Tbk PT 3,900 18,378
Chandra Asri Petrochemical Tbk PT 87,100 13,626
Charoen Pokphand Indonesia Tbk PT 40,400 14,440
Elang Mahkota Teknologi Tbk PT 185,800 18,404
Goto Gojek Tokopedia Tbk PT, Class A
(b)
4,644,200 55,382
Indofood CBP Sukses Makmur Tbk PT 6,900 4,302
Kalbe Farma Tbk PT 98,800 12,985
Merdeka Copper Gold Tbk PT
(b)
71,200 17,210
Telekomunikasi Indonesia (Persero) Tbk PT 253,500 71,349
Tower Bersama Infrastructure Tbk PT 16,200 2,555
Unilever Indonesia Tbk PT 35,000 10,412
United Tractors Tbk PT 7,200 14,910
718,849

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Kuwait – 1.1%
Agility Public Warehousing Co. KSCP 8,641 21,871
Boubyan Bank KSCP 5,512 14,663
Kuwait Finance House KSCP 40,232 105,207
Mobile Telecommunications Co. KSCP 10,055 19,445
National Bank of Kuwait SAKP 38,687 134,639
295,825
Malaysia – 1.9%
Axiata Group BHD 30,700 18,506
CIMB Group Holdings BHD 38,229 44,633
Digi.com BHD 16,500 13,226
Genting BHD 9,600 9,015
Genting Malaysia BHD 17,700 10,258
Hap Seng Consolidated BHD 3,300 4,488
Hong Leong Bank BHD 4,100 18,349
Hong Leong Financial Group BHD 1,300 5,246
IHH Healthcare BHD 17,000 21,394
IOI Corp. BHD 17,800 15,360
Kuala Lumpur Kepong BHD 2,800 12,839
Malayan Banking BHD 36,699 66,676
Maxis BHD 8,800 7,166
MISC BHD 6,500 9,940
Mr DIY Group M BHD
(a)
12,750 5,447
Nestle Malaysia BHD 200 5,626
Petronas Chemicals Group BHD 14,600 26,927
Petronas Dagangan BHD 1,800 8,254
Petronas Gas BHD 4,400 15,914
PPB Group BHD 3,600 12,716
Press Metal Aluminium Holdings BHD 19,900 18,309
Public Bank BHD 82,700 78,187
RHB Bank BHD 19,469 23,554
Sime Darby Plantation BHD 17,600 16,379
Telekom Malaysia BHD 8,800 10,349
Tenaga Nasional BHD 13,900 24,754
503,512
Mexico – 2.0%
America Movil SAB de CV, Series L 104,203 98,171
Arca Continental SAB de CV 2,207 17,997
Becle SAB de CV 1,943 4,107
El Puerto de Liverpool SAB de CV 734 3,743
Fomento Economico Mexicano SAB de CV 9,830 70,393
Grupo Bimbo SAB de CV, Series A 6,578 25,455
Grupo Elektra SAB de CV 308 15,440
Grupo Financiero Banorte SAB de CV, Class O 13,136 106,741
Grupo Financiero Inbursa SAB de CV, Class O
(b)
10,169 18,664
Grupo Mexico SAB de CV, Series B 16,431 59,080
Wal-Mart de Mexico SAB de CV 26,163 100,888
520,679
Peru – 0.2%
Credicorp Ltd. 358 52,397
Philippines – 0.9%
Aboitiz Equity Ventures, Inc. 11,300 11,056
ACEN Corp. 66,070 7,126
Ayala Corp. 1,380 15,884
Ayala Land, Inc. 28,200 12,409
Bank of The Philippine Islands 9,940 16,467
BDO Unibank, Inc. 10,170 22,341
Emperador, Inc.
(b)
10,400 3,514
Globe Telecom, Inc. 172 6,892
International Container Terminal Services, Inc. 4,390 13,106
JG Summit Holdings, Inc. 16,422 12,228
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Philippines – 0.9% (continued)
Jollibee Foods Corp. 2,280 9,128
Manila Electric Co. 1,450 7,541
PLDT, Inc. 465 13,111
San Miguel Corp. 2,550 4,233
San Miguel Food and Beverage, Inc. 3,790 2,387
SM Investments Corp. 2,565 36,295
SM Prime Holdings, Inc. 60,900 33,103
226,821
Qatar – 1.1%
Industries Qatar QSC 11,080 47,980
Masraf Al Rayan QSC 31,406 33,090
Mesaieed Petrochemical Holding Co. 22,522 14,038
Qatar Islamic Bank SAQ 8,568 57,383
Qatar National Bank QPSC 23,204 127,051
279,542
Russia – 0.0%
Alrosa PJSC
(c)
11,270 0
Gazprom PJSC
(c)
67,050 0
LUKOIL PJSC
(c)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(c)
5,210 0
MMC Norilsk Nickel PJSC
(c)
341 0
Novatek PJSC
(c)
5,535 0
Novolipetsk Steel PJSC
(c)
6,530 0
Phosagro PJSC
(c)
229 0
Pik Group PJSC
(b),(c)
401 0
Polyus PJSC
(b),(c)
181 0
Rosneft Oil Co. PJSC
(c)
13,131 0
Sberbank of Russia PJSC
(b),(c)
59,440 0
Severstal PAO PJSC
(c)
859 0
Surgutneftegas PJSC
(c)
45,300 0
Tatneft PJSC
(c)
7,934 0
United Co. RUSAL International PJSC, Class A
(c)
10,710 0
VTB Bank PJSC
(b),(c)
21,230,000 0
0
Saudi Arabia – 4.5%
Al Rajhi Bank
(b)
10,374 235,224
Alinma Bank 4,759 47,494
Almarai Co. JSC 1,332 19,957
Banque Saudi Fransi 3,115 35,813
Dr Sulaiman Al Habib Medical Services Group
Co. 429 25,871
Riyad Bank 7,655 73,238
Sabic Agri-Nutrients Co. 1,224 51,793
Sahara International Petrochemical Co. 1,795 19,371
Saudi Arabian Mining Co.
(b)
4,342 96,719
Saudi Arabian Oil Co.
(a)
11,231 104,313
Saudi Basic Industries Corp. 4,886 114,948
Saudi British Bank (The) 1,980 22,922
Saudi Electricity Co. 4,199 30,172
Saudi National Bank (The) 11,428 180,656
Saudi Telecom Co. 9,425 101,335
Yanbu National Petrochemical Co. 1,250 14,870
1,174,696
South Africa – 3.1%
ABSA Group Ltd. 4,346 47,235
Anglo American Platinum Ltd. 272 21,626
Aspen Pharmacare Holdings Ltd. 1,784 14,684
Bid Corp. Ltd. 1,846 29,689
Capitec Bank Holdings Ltd. 503 52,019
Discovery Ltd.
(b)
2,755 18,022
Exxaro Resources Ltd. 1,146 12,754

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
South Africa – 3.1% (continued)
Firstrand Ltd. 29,358 102,799
Gold Fields Ltd. 4,403 35,576
Impala Platinum Holdings Ltd. 4,361 44,636
Kumba Iron Ore Ltd. 291 5,479
MTN Group Ltd. 5,093 35,983
Naspers Ltd., Class N 1,151 119,005
Nedbank Group Ltd. 2,474 29,288
Pepkor Holdings Ltd.
(a)
5,691 7,020
Sanlam Ltd. 9,810 28,527
Sasol Ltd. 3,110 52,298
Shoprite Holdings Ltd. 2,540 32,328
Sibanye Stillwater Ltd. 15,228 35,738
Standard Bank Group Ltd. 7,048 65,830
Vodacom Group Ltd. 3,612 24,629
815,165
South Korea – 12.1%
Amorepacific Corp. 140 9,111
Celltrion Healthcare Co. Ltd. 555 27,079
Celltrion, Inc. 542 73,056
Doosan Enerbility Co. Ltd.
(b)
2,158 20,073
Ecopro Bm Co. Ltd. 284 22,948
Hana Financial Group, Inc. 1,674 48,477
HMM Co. Ltd. 1,810 24,270
HYBE Co. Ltd.
(b)
83 7,050
Hyundai Glovis Co. Ltd. 106 12,948
Hyundai Heavy Industries Co. Ltd.
(b)
100 7,652
Hyundai Mobis Co. Ltd. 326 50,120
Hyundai Motor Co. 787 90,885
Industrial Bank of Korea 1,248 9,156
Kakao Corp. 1,648 58,657
Kakaobank Corp.
(b)
1,495 17,947
Kakaopay Corp.
(b)
135 3,350
KB Financial Group, Inc. 2,098 70,770
KIA Corp. 1,462 68,048
Korea Electric Power Corp.
(b)
1,359 15,980
Korea Zinc Co. Ltd. 65 29,204
Korean Air Lines Co. Ltd.
(b)
940 15,244
KT Corp. 647 16,624
KT&G Corp. 562 37,757
L&F Co. Ltd.
(b)
122 19,271
LG Chem Ltd. 251 110,306
LG Corp. 709 39,421
LG Electronics, Inc. 530 30,361
LG Energy Solution
(b)
221 81,918
LG H&H Co. Ltd. 40 14,321
LG Innotek Co. Ltd. 73 15,195
Lotte Chemical Corp. 77 8,000
NAVER Corp. 798 94,957
NCSoft Corp. 74 20,260
Netmarble Corp.
(a)
88 2,755
POSCO Chemical Co. Ltd. 154 21,568
POSCO Holdings, Inc. 396 69,223
Samsung Biologics Co. Ltd.
(a),(b)
106 65,262
Samsung C&T Corp. 492 40,929
Samsung Electro-Mechanics Co. Ltd. 312 26,503
Samsung Electronics Co. Ltd. 26,795 1,117,360
Samsung Fire & Marine Insurance Co. Ltd. 181 25,413
Samsung Heavy Industries Co. Ltd.
(b)
3,863 13,966
Samsung Life Insurance Co. Ltd. 480 22,712
Samsung SDI Co. Ltd. 296 153,148
Samsung SDS Co. Ltd. 229 20,096
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
South Korea – 12.1% (continued)
Shinhan Financial Group Co. Ltd. 2,672 68,092
SK Biopharmaceuticals Co. Ltd.
(b)
109 4,446
SK Bioscience Co. Ltd.
(b)
108 5,732
SK Holdings Co. Ltd. 208 31,249
SK Hynix, Inc. 2,818 163,606
SK Ie Technology Co. Ltd.
(a),(b)
96 3,505
SK Innovation Co. Ltd.
(b)
287 34,856
SK Square Co. Ltd.
(b)
474 12,296
SK Telecom Co. Ltd. 461 16,214
S-Oil Corp. 226 13,708
Woori Financial Group, Inc. 3,331 27,477
Yuhan Corp. 314 13,182
3,143,714
Taiwan – 12.6%
Advantech Co. Ltd. 2,299 20,905
ASE Technology Holding Co. Ltd. 19,000 47,408
Asustek Computer, Inc. 4,000 29,296
Auo Corp. 37,600 19,720
Cathay Financial Holding Co. Ltd. 47,000 55,135
Chailease Holding Co. Ltd. 8,026 37,113
Chang Hwa Commercial Bank Ltd. 26,185 13,490
China Development Financial Holding Corp. 94,000 34,277
China Steel Corp. 71,000 59,162
Chunghwa Telecom Co. Ltd. 20,000 68,896
CTBC Financial Holding Co. Ltd. 105,000 66,475
Delta Electronics, Inc. 11,000 87,904
E Ink Holdings, Inc. 5,000 31,888
E.Sun Financial Holding Co. Ltd. 73,868 53,184
Eva Airways Corp. 14,000 10,167
Evergreen Marine Corp. Taiwan Ltd. 5,600 23,896
Far Eastone Telecommunications Co. Ltd. 7,000 15,359
Feng Tay Enterprise Co. Ltd. 2,600 12,951
First Financial Holding Co. Ltd. 57,659 44,288
Formosa Chemicals & Fibre Corp. 21,000 45,294
Formosa Petrochemical Corp. 9,000 23,183
Formosa Plastics Corp. 23,000 59,316
Fubon Financial Holding Co. Ltd. 43,891 69,468
Globalwafers Co. Ltd. 1,000 11,126
Hon Hai Precision Industry Co. Ltd. 64,000 203,584
Hotai Motor Co. Ltd. 2,000 36,248
Hua Nan Financial Holdings Co. Ltd. 50,139 32,754
Largan Precision Co. Ltd. 152 8,727
MediaTek, Inc. 8,000 146,481
Mega Financial Holding Co. Ltd. 58,425 54,214
Nan Ya Plastics Corp. 29,000 61,469
Nan Ya Printed Circuit Board Corp. 1,000 6,564
Nanya Technology Corp. 7,000 11,840
Novatek Microelectronics Corp. 3,000 22,438
Pegatron Corp. 11,000 20,141
Powerchip Semiconductor Manufacturing Corp. 16,000 15,294
President Chain Store Corp. 3,000 24,951
Quanta Computer, Inc. 15,000 31,841
Realtek Semiconductor Corp. 3,000 23,741
Shanghai Commercial & Savings Bank Ltd. (The) 23,000 33,120
SinoPac Financial Holdings Co. Ltd. 55,550 27,756
Taishin Financial Holding Co. Ltd. 65,106 26,772
Taiwan Cement Corp. 32,117 30,151
Taiwan Cooperative Financial Holding Co. Ltd. 58,642 45,498
Taiwan Mobile Co. Ltd. 9,000 26,562
Taiwan Semiconductor Manufacturing Co. Ltd. 99,000 1,198,231
Unimicron Technology Corp. 6,000 23,183

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Taiwan – 12.6% (continued)
Uni-President Enterprises Corp. 24,000 48,786
United Microelectronics Corp. 61,000 74,020
Vanguard International Semiconductor Corp. 4,000 8,243
Wan HAI Lines Ltd. 5,590 11,745
Wiwynn Corp. 369 8,291
Yageo Corp. 1,591 18,121
Yang Ming Marine Transport Corp. 8,000 14,946
Yuanta Financial Holding Co. Ltd. 70,699 43,223
3,278,836
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,115 27,767
Thailand – 2.0%
Advanced INFO Service PCL, NVDR 5,500 27,601
Airports of Thailand PCL, NVDR
(b)
23,500 45,691
Asset World Corp. PCL, NVDR 44,700 7,164
Bangkok Bank PCL, NVDR 2,900 11,086
Bangkok Dusit Medical Services PCL, NVDR 21,200 16,432
Bank of Ayudhya PCL, NVDR 11,100 9,260
Central Pattana PCL, NVDR 7,100 12,825
Central Retail Corp. PCL, NVDR 17,600 19,422
Charoen Pokphand Foods PCL, NVDR 15,400 10,217
CP ALL PCL, NVDR 21,700 34,209
Delta Electronics Thailand PCL, NVDR 2,400 36,574
Energy Absolute PCL, NVDR 9,900 25,101
Global Power Synergy PCL, NVDR 3,500 5,702
Gulf Energy Development PCL, NVDR 28,620 37,975
Home Product Center PCL, NVDR 21,100 8,094
Indorama Ventures PCL, NVDR 11,400 12,580
Intouch Holdings PCL, NVDR 6,300 11,918
Jasmine Technology Solution PCL, NVDR
(b)
1,000 1,274
Kasikornbank PCL, NVDR 5,700 21,866
Krung Thai Bank PCL, NVDR 19,300 8,874
Krungthai Card PCL, NVDR 5,800 8,686
Minor International PCL, NVDR
(b)
12,000 8,907
PTT Exploration & Production PCL, NVDR 6,900 32,905
PTT Global Chemical PCL, NVDR 9,200 10,515
PTT Oil & Retail Business PCL, NVDR 18,100 11,461
PTT PCL, NVDR 42,900 40,578
SCB X PCL, NVDR 4,200 11,697
SCG Packaging PCL, NVDR 5,700 7,788
Siam Cement PCL (The), NVDR 1,200 10,216
Siam Makro PCL, NVDR 9,600 9,080
True Corp. PCL, NVDR 85,300 11,116
526,814
Turkey – 0.2%
Enka Insaat ve Sanayi AS 9,127 9,195
Eregli Demir ve Celik Fabrikalari TAS 7,006 11,185
Ford Otomotiv Sanayi AS 404 7,883
KOC Holding AS 5,760 17,215
Sasa Polyester Sanayi AS
(b)
2,227 14,390
Turkiye Garanti Bankasi AS 3,108 3,926
63,794
United Arab Emirates – 2.9%
Abu Dhabi Commercial Bank PJSC 14,301 36,794
Abu Dhabi National Oil Co. for Distribution PJSC 12,939 15,887
Aldar Properties PJSC 18,632 21,914
Alpha Dhabi Holding PJSC
(b)
7,273 48,512
Dubai Islamic Bank PJSC 12,871 20,394
Emaar Properties PJSC 19,141 31,580
Emirates NBD Bank PJSC 12,956 46,737
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
United Arab Emirates – 2.9% (continued)
Emirates Telecommunications Group Co. PJSC 18,065 126,891
Fertiglobe PLC 5,849 8,105
First Abu Dhabi Bank PJSC 24,128 117,584
International Holdings Co. PJSC
(b)
2,466 270,565
744,963
United States – 0.1%
JBS SA 3,729 17,745
Total Common Stocks (cost $27,952,173) 25,317,567
Principal
Amount ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 230
Total Corporate Bonds (cost $269) 230
Shares
Preferred Stocks – 2.9%
Brazil – 1.8%
Banco Bradesco SA, 3.16% 28,955 109,369
Centrais Eletricas Brasileiras SA, Class B, 3.01% 1,473 15,018
Gerdau SA, 11.82% 5,349 26,270
Itau Unibanco Holding SA, 2.61% 25,213 145,784
Itausa - Investimentos Itau SA, 5.07% 27,002 55,216
Petroleo Brasileiro SA, 38.52% 23,681 134,488
486,145
Chile – 0.3%
Sociedad Quimica y Minera de Chile SA, Class B,
6.05% 767 72,977
Colombia – 0.0%
Bancolombia SA, 7.57% 2,226 14,200
Russia – 0.0%
Sberbank of Russia PJSC, 14.35%
(b),(c)
4,890 0
Surgutneftegas PJSC, 18.07%
(c)
37,000 0
Tatneft PJSC, Series 3, 17.38%
(c)
266 0
0
South Korea – 0.8%
Amorepacific Corp., 2.59% 50 1,292
Hyundai Motor Co., 6.50% 160 8,963
Hyundai Motor Co., 6.52% 93 5,119
LG Chem Ltd., 3.84% 40 8,115
LG Electronics, Inc., 2.27% 102 2,839
LG H&H Co. Ltd., 4.19% 27 5,317
Samsung Electro-Mechanics Co. Ltd., 3.48% 16 696
Samsung Electronics Co. Ltd., 2.73% 4,487 167,894
Samsung Fire & Marine Insurance Co. Ltd.,
7.57% 21 2,359
Samsung SDI Co. Ltd., 0.31% 2 479
203,073
Total Preferred Stocks (cost $598,831) 776,395
Rights – 0.0%
Taiwan – 0.0%
Shanghai Commercial & Savings Bank Ltd. (The),
Rights expiring 12/22/2022
(b)
1,686 492
Total Rights (cost $0) 492

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 3.09%
(d)(e)
(cost $15,604) 15,604 15,604
Total Investments (cost $28,566,877) 100.2% 26,110,288
Liabilities, Less Cash and Receivables (0.2)% (64,050)
Net Assets 100.0% 26,046,238
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $1,047,007 or 4.02% of net assets.
(b)
Non-income producing security.
(c)
The fund held Level 3 securities at October 31, 2022. These securities were valued at $0 or 0.00% of net assets.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Sh ares 14,285 1,325,664 (1,324,345) 15,604 325
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 151,079 510,741 (661,820) — 101
2
Total – 0.1% 165,364 1,836,405 (1,986,165) 15,604 426
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 26.1
Information Technology 18.1
Consumer Discretionary 12.6
Materials 8.5
Communication Services 9.0
Industrials 5.9
Consumer Staples 6.5
Energy 6.0
Utilities 3.1
Health Care 2.7
Real Estate 1.6
Registered Investment Companies 0.1
100.2
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 1 12/16/2022 45,192 42,680 (2,512)

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 240,076
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 96,514
Barclays Dryrock Issuance Trust, Series 2022-1,
Class A, 3.07%, 2/15/2028 100,000 95,270
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 3/15/2027 40,000 37,996
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 96,209
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 35,881
CarMax Auto Owner Trust, Series 2021-4, Class
A4, 0.82%, 4/15/2027 140,000 126,450
Ford Credit Auto Lease Trust, Series 2022-A,
Class A3, 3.23%, 5/15/2025 100,000 97,517
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 6/15/2026 30,000 28,285
Series 2022-B, Class A3, 3.74%, 9/15/2026 25,000 24,323
GM Financial Automobile Leasing Trust, Series
2022-2, Class A3, 3.42%, 6/20/2025 100,000 97,384
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3, 0.41%, 11/18/2025 100,000 94,691
Series 2020-3, Class A4, 0.46%, 4/19/2027 100,000 94,739
Oklahoma Development Finance Authority,
Series 2022-ONG, Class A1, 3.88%, 5/01/2037 100,000 94,801
Toyota Auto Receivables Owner Trust, Series
2020-D, Class A4, 0.47%, 1/15/2026 90,000 84,406
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 90,758
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 95,902
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 90,916
Total Asset-Backed Securities (cost
$1,681,759) 1,622,118
Commercial Mortgage-Backed Securities – 1.0%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 77,072
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 41,788
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 375,000 286,136
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 45,001
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 190,000 171,847
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 39,577
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 21,103
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 49,189
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 38,973
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 39,607
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 167,882
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 92,808
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 121,067
Series 2022-B34, Class A5, 3.79%, 4/15/2055 100,000 86,209
Series 2022-B35, Class A5, 4.45%, 5/15/2055 105,000 95,972
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.0% (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 93,847
Series 2017-C4, Class A4, 3.47%, 10/12/2050 125,000 112,265
Series 2022-GC48, Class A5, 4.58%,
5/15/2054 186,000 172,477
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 117,329
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 80,291
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 47,093
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 165,900
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 97,877
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 45,999
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 71,254
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 22,479
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 95,202
Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 93,633
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 33,763
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 138,015
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 46,500
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 81,691
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 29,530 27,117
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 66,105
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 89,033
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 56,502
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 89,455
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 221,983
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 8,961
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 132,602
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 81,720
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 46,182
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 28,604
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 9,583
Total Commercial Mortgage-Backed
Securities (cost $4,360,774) 3,747,693

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 25,075
2.70%, 5/15/2040 50,000 34,740
2.80%, 5/15/2050 35,000 22,416
Albemarle Corp., 5.45%, 12/01/2044 50,000 42,857
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/2039 50,000 47,992
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 28,750
Celanese US Holdings LLC
5.90%, 7/05/2024 50,000 49,136
6.05%, 3/15/2025 100,000 97,272
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 73,193
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 15,295
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 14,700
4.73%, 11/15/2028 35,000 33,551
5.42%, 11/15/2048 100,000 87,875
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 37,859
Ecolab, Inc.
4.80%, 3/24/2030
(a)
35,000 33,940
1.30%, 1/30/2031
(a)
20,000 14,915
2.13%, 8/15/2050 10,000 5,396
2.75%, 8/18/2055 10,000 5,767
EI du Pont de Nemours and Co., 1.70%,
7/15/2025 130,000 119,078
Fibria Overseas Finance Ltd., 5.50%, 1/17/2027 50,000 48,100
FMC Corp.
3.45%, 10/01/2029 50,000 42,636
4.50%, 10/01/2049 25,000 18,498
Freeport-McMoRan, Inc.
4.25%, 3/01/2030 50,000 43,704
5.45%, 3/15/2043 20,000 16,557
Georgia-Pacific LLC, 8.00%, 1/15/2024 70,000 72,296
Huntsman International LLC
4.50%, 5/01/2029 10,000 8,714
2.95%, 6/15/2031 50,000 37,351
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 16,002
International Paper Co., 4.80%, 6/15/2044 88,000 70,219
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 12,000
LYB International Finance III LLC
2.25%, 10/01/2030
(a)
84,000 64,200
3.38%, 10/01/2040 20,000 13,314
4.20%, 5/01/2050 50,000 34,533
3.63%, 4/01/2051 33,000 20,526
3.80%, 10/01/2060 10,000 5,967
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 7,162
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 9,894
4.88%, 11/15/2041 10,000 7,924
NewMarket Corp., 2.70%, 3/18/2031 25,000 18,787
Newmont Corp., 4.88%, 3/15/2042 35,000 29,723
Nucor Corp., 2.00%, 6/01/2025 80,000 73,559
Nutrien Ltd.
4.20%, 4/01/2029 20,000 18,316
2.95%, 5/13/2030 70,000 57,875
4.13%, 3/15/2035 50,000 41,718
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Basic Materials – 0.6% (continued)
3.95%, 5/13/2050 15,000 10,796
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 28,836
6.13%, 12/15/2033 55,000 57,162
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 25,000 19,871
4.00%, 12/15/2042 40,000 29,003
4.50%, 6/01/2047 25,000 19,737
3.30%, 5/15/2050 75,000 47,517
Southern Copper Corp.
3.88%, 4/23/2025 30,000 28,786
5.88%, 4/23/2045 20,000 18,526
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 14,792
Suzano Austria GmbH
5.00%, 1/15/2030 20,000 17,755
Series DM3N, 3.13%, 1/15/2032 130,000 96,060
Teck Resources Ltd., 6.13%, 10/01/2035 150,000 141,190
Vale Overseas Ltd., 3.75%, 7/08/2030 175,000 144,266
Westlake Corp., 5.00%, 8/15/2046 25,000 19,737
Yamana Gold, Inc., 2.63%, 8/15/2031 50,000 36,081
2,309,497
Communications – 2.1%
Alphabet, Inc.
3.38%, 2/25/2024 75,000 73,893
1.10%, 8/15/2030 24,000 18,445
2.05%, 8/15/2050 60,000 34,291
2.25%, 8/15/2060 10,000 5,468
Amazon.com, Inc.
3.80%, 12/05/2024 50,000 49,153
0.80%, 6/03/2025 25,000 22,627
3.30%, 4/13/2027 40,000 37,533
1.20%, 6/03/2027 100,000 85,121
3.15%, 8/22/2027 200,000 185,204
1.65%, 5/12/2028 25,000 21,119
1.50%, 6/03/2030 25,000 19,552
2.10%, 5/12/2031 25,000 20,016
3.60%, 4/13/2032 35,000 31,320
4.80%, 12/05/2034 50,000 48,662
2.88%, 5/12/2041 30,000 21,264
4.05%, 8/22/2047 35,000 28,461
2.50%, 6/03/2050 155,000 92,296
4.25%, 8/22/2057 25,000 20,114
2.70%, 6/03/2060 10,000 5,666
3.25%, 5/12/2061 60,000 38,545
4.10%, 4/13/2062 40,000 30,668
America Movil SAB de CV
2.88%, 5/07/2030 210,000 173,171
6.13%, 3/30/2040 70,000 67,178
4.38%, 7/16/2042 200,000 156,895
AT&T, Inc.
3.88%, 1/15/2026 115,000 110,373
1.70%, 3/25/2026 25,000 22,049
2.95%, 7/15/2026
(a)
50,000 45,711
3.80%, 2/15/2027 30,000 28,080
4.10%, 2/15/2028 75,000 70,149
4.30%, 2/15/2030 25,000 22,821
2.75%, 6/01/2031 50,000 40,008
2.25%, 2/01/2032 50,000 37,607

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Communications – 2.1% (continued)
2.55%, 12/01/2033 50,000 36,887
4.85%, 3/01/2039 35,000 29,963
3.50%, 6/01/2041 25,000 17,664
3.10%, 2/01/2043 40,000 26,147
4.50%, 3/09/2048 50,000 38,609
4.55%, 3/09/2049 50,000 38,798
3.30%, 2/01/2052 200,000 126,293
3.50%, 9/15/2053 119,000 76,488
3.55%, 9/15/2055 50,000 31,647
5.70%, 3/01/2057 50,000 45,643
3.80%, 12/01/2057 65,000 42,825
3.65%, 9/15/2059 50,000 31,668
3.85%, 6/01/2060 45,000 29,730
Bell Telephone Co. of Canada or Bell Canada
(The), 4.30%, 7/29/2049 50,000 38,214
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,169
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 24,614
4.91%, 7/23/2025 210,000 203,891
4.20%, 3/15/2028 25,000 22,376
5.05%, 3/30/2029 50,000 46,033
2.80%, 4/01/2031 50,000 37,965
2.30%, 2/01/2032 45,000 32,140
6.38%, 10/23/2035 25,000 22,875
3.50%, 6/01/2041 45,000 28,376
5.75%, 4/01/2048 50,000 40,211
5.13%, 7/01/2049 75,000 55,365
4.80%, 3/01/2050 10,000 7,061
3.70%, 4/01/2051 15,000 9,000
6.83%, 10/23/2055 50,000 45,129
3.85%, 4/01/2061 100,000 57,390
4.40%, 12/01/2061 60,000 38,118
5.50%, 4/01/2063 50,000 37,752
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 23,600
5.50%, 1/15/2040 25,000 24,548
Comcast Corp.
2.35%, 1/15/2027 45,000 40,220
3.55%, 5/01/2028 50,000 45,734
4.15%, 10/15/2028 25,000 23,456
1.95%, 1/15/2031 85,000 65,862
1.50%, 2/15/2031
(a)
50,000 37,266
4.25%, 1/15/2033 50,000 45,031
4.20%, 8/15/2034 50,000 43,701
5.65%, 6/15/2035 25,000 24,620
4.60%, 10/15/2038 25,000 21,678
6.55%, 7/01/2039 100,000 105,315
3.25%, 11/01/2039 143,000 103,746
3.75%, 4/01/2040 15,000 11,573
3.97%, 11/01/2047 50,000 37,166
4.70%, 10/15/2048 100,000 83,850
4.00%, 11/01/2049 50,000 36,943
2.80%, 1/15/2051 20,000 11,882
4.95%, 10/15/2058 90,000 75,877
2.65%, 8/15/2062 50,000 26,191
2.99%, 11/01/2063 185,000 104,283
Corning, Inc.
3.90%, 11/15/2049 50,000 34,187
4.38%, 11/15/2057 35,000 25,318
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Communications – 2.1% (continued)
5.85%, 11/15/2068 25,000 21,295
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 11,455
9.25%, 6/01/2032 100,000 120,889
Discovery Communications LLC
3.95%, 3/20/2028 25,000 21,695
3.63%, 5/15/2030 100,000 80,782
4.88%, 4/01/2043 25,000 17,492
4.00%, 9/15/2055 24,000 13,773
eBay, Inc.
4.00%, 7/15/2042 100,000 73,678
3.65%, 5/10/2051 3,000 1,974
Expedia Group, Inc., 3.80%, 2/15/2028 33,000 29,339
Fox Corp.
4.71%, 1/25/2029 10,000 9,309
3.50%, 4/08/2030 10,000 8,485
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 38,748
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 8,730
3.75%, 8/15/2029 50,000 42,870
Meta Platforms, Inc., 4.65%, 8/15/2062
(b)
65,000 48,093
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 33,663
5.50%, 9/01/2044 22,000 18,202
Omnicom Group, Inc.
4.20%, 6/01/2030 25,000 22,506
2.60%, 8/01/2031 25,000 19,590
Paramount Global
2.90%, 1/15/2027
(a)
37,000 32,593
7.88%, 7/30/2030 75,000 78,092
4.38%, 3/15/2043 120,000 80,522
5.85%, 9/01/2043 25,000 20,358
4.95%, 5/19/2050 110,000 76,921
Rogers Communications, Inc., 2.90%,
11/15/2026
(a)
35,000 31,368
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 107,836
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 29,276
TELUS Corp.
2.80%, 2/16/2027 80,000 72,078
4.60%, 11/16/2048 50,000 39,950
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 9,335
5.50%, 9/01/2041 125,000 98,224
4.50%, 9/15/2042 50,000 34,293
T-Mobile USA, Inc.
3.50%, 4/15/2025 100,000 95,377
1.50%, 2/15/2026 20,000 17,567
2.25%, 2/15/2026 50,000 44,916
2.63%, 4/15/2026 50,000 45,148
3.75%, 4/15/2027 10,000 9,230
2.05%, 2/15/2028 30,000 24,880
2.40%, 3/15/2029 100,000 81,707
3.88%, 4/15/2030 10,000 8,849
2.55%, 2/15/2031 20,000 15,811
4.38%, 4/15/2040 50,000 40,755
4.50%, 4/15/2050 10,000 7,938
5.80%, 9/15/2062 25,000 22,934

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Communications – 2.1% (continued)
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 12,121
VeriSign, Inc.
5.25%, 4/01/2025 100,000 99,040
4.75%, 7/15/2027 35,000 33,670
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 27,289
4.33%, 9/21/2028 150,000 140,786
1.75%, 1/20/2031 80,000 59,480
2.55%, 3/21/2031 175,000 138,240
2.36%, 3/15/2032 150,000 113,579
4.50%, 8/10/2033 50,000 44,647
2.65%, 11/20/2040 20,000 12,694
3.40%, 3/22/2041 35,000 24,823
2.85%, 9/03/2041 50,000 32,626
6.55%, 9/15/2043 200,000 206,310
4.86%, 8/21/2046 50,000 41,745
4.52%, 9/15/2048 150,000 120,557
2.88%, 11/20/2050 55,000 32,449
5.01%, 8/21/2054 25,000 21,352
4.67%, 3/15/2055 25,000 20,088
3.00%, 11/20/2060 10,000 5,591
3.70%, 3/22/2061 50,000 32,646
Vodafone Group PLC
4.13%, 5/30/2025 54,000 52,602
4.38%, 5/30/2028 225,000 211,738
5.25%, 5/30/2048 10,000 8,153
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 241,441
3.80%, 3/22/2030 150,000 136,782
2.65%, 1/13/2031 175,000 144,982
3.50%, 5/13/2040 30,000 22,938
7,889,443
Consumer, Cyclical – 1.6%
Advance Auto Parts, Inc., 1.75%, 10/01/2027 106,000 86,569
American Airlines Pass-Through Trust, Series
2017-1, Class AA, 3.65%, 2/15/2029 36,688 32,475
American Honda Finance Corp., 1.20%,
7/08/2025 20,000 18,043
AutoNation, Inc., 4.75%, 6/01/2030 30,000 25,895
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,251
3.63%, 4/15/2025 25,000 24,027
Brunswick Corp., 0.85%, 8/18/2024 100,000 91,540
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 40,989
Costco Wholesale Corp., 3.00%, 5/18/2027 73,000 68,005
Cummins, Inc., 2.60%, 9/01/2050 50,000 29,547
Darden Restaurants, Inc., 4.55%, 2/15/2048 70,000 49,943
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 47,969
Dick's Sporting Goods, Inc., 4.10%, 1/15/2052 50,000 30,661
Dollar General Corp., 3.50%, 4/03/2030 50,000 43,688
General Motors Co.
6.13%, 10/01/2025 150,000 149,414
4.20%, 10/01/2027 150,000 137,294
6.80%, 10/01/2027 50,000 50,682
6.60%, 4/01/2036 15,000 14,138
5.15%, 4/01/2038 100,000 81,716
5.20%, 4/01/2045 50,000 38,532
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Cyclical – 1.6% (continued)
General Motors Financial Co., Inc.
4.00%, 10/06/2026 50,000 45,885
4.35%, 1/17/2027 20,000 18,437
2.35%, 1/08/2031 45,000 33,009
2.70%, 6/10/2031 50,000 37,215
Genuine Parts Co., 1.88%, 11/01/2030 25,000 18,532
Hasbro, Inc.
3.55%, 11/19/2026 50,000 45,834
3.50%, 9/15/2027 25,000 22,433
3.90%, 11/19/2029 50,000 43,226
6.35%, 3/15/2040 50,000 45,947
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 23,998
0.90%, 3/15/2028 100,000 81,208
2.70%, 4/15/2030 168,000 142,813
1.38%, 3/15/2031 127,000 95,025
4.50%, 9/15/2032
(a)
100,000 94,790
4.25%, 4/01/2046 150,000 123,200
3.50%, 9/15/2056 15,000 10,230
Honda Motor Co., Ltd.
2.27%, 3/10/2025 300,000 281,608
2.97%, 3/10/2032 150,000 124,215
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 47,945
4.38%, 9/15/2028 25,000 22,324
6.00%, 4/23/2030 25,000 23,804
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 34,765 30,467
Kohl's Corp., 3.63%, 5/01/2031 50,000 33,038
Lear Corp.
3.50%, 5/30/2030 113,000 92,269
5.25%, 5/15/2049 50,000 38,998
Lennar Corp., 4.75%, 5/30/2025 80,000 77,703
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 61,321
1.70%, 10/15/2030 40,000 30,124
3.75%, 4/01/2032
(a)
100,000 86,277
4.05%, 5/03/2047 10,000 7,336
3.00%, 10/15/2050 10,000 5,993
3.50%, 4/01/2051 30,000 19,526
Magna International, Inc., 2.45%, 6/15/2030 20,000 16,018
Marriott International, Inc.
3.75%, 10/01/2025 100,000 95,165
Series AA, 4.65%, 12/01/2028 50,000 46,279
McDonald's Corp.
3.38%, 5/26/2025 85,000 81,651
3.30%, 7/01/2025 60,000 57,710
2.63%, 9/01/2029 20,000 17,094
4.70%, 12/09/2035 19,000 17,315
4.88%, 12/09/2045 30,000 25,997
4.45%, 3/01/2047 50,000 40,751
4.45%, 9/01/2048 40,000 32,566
MDC Holdings, Inc.
2.50%, 1/15/2031 75,000 51,253
6.00%, 1/15/2043 40,000 30,443
Nike, Inc.
2.40%, 3/27/2025 100,000 94,530
2.38%, 11/01/2026 40,000 36,402

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Cyclical – 1.6% (continued)
3.25%, 3/27/2040 40,000 30,402
O'Reilly Automotive, Inc.
3.60%, 9/01/2027 50,000 46,135
3.90%, 6/01/2029 45,000 40,691
1.75%, 3/15/2031 20,000 14,860
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 47,304
PulteGroup, Inc., 6.00%, 2/15/2035 50,000 44,384
PVH Corp., 4.63%, 7/10/2025 50,000 47,554
Southwest Airlines Co.
5.25%, 5/04/2025 153,000 152,317
5.13%, 6/15/2027 25,000 24,376
2.63%, 2/10/2030 5,000 3,980
Starbucks Corp.
2.00%, 3/12/2027 25,000 21,796
3.55%, 8/15/2029 101,000 90,923
4.50%, 11/15/2048 25,000 20,249
4.45%, 8/15/2049 40,000 31,970
3.50%, 11/15/2050 145,000 98,606
Target Corp.
2.25%, 4/15/2025 200,000 188,152
2.50%, 4/15/2026 50,000 46,216
2.35%, 2/15/2030 40,000 33,085
4.50%, 9/15/2032 100,000 94,256
3.63%, 4/15/2046 25,000 18,639
Toyota Motor Corp.
0.68%, 3/25/2024 125,000 117,721
2.36%, 7/02/2024 100,000 95,911
Toyota Motor Credit Corp.
4.40%, 9/20/2024 100,000 99,023
1.15%, 8/13/2027 20,000 16,619
4.55%, 9/20/2027 100,000 97,275
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,311 12,662
Series 2013-1, Class A, 4.30%, 8/15/2025 30,155 27,657
Series 2018-1, Class AA, 3.50%, 3/01/2030 80,911 68,488
Walgreens Boots Alliance, Inc.
3.20%, 4/15/2030
(a)
50,000 41,908
4.80%, 11/18/2044 25,000 19,597
Walmart, Inc.
5.88%, 4/05/2027 77,000 80,743
1.50%, 9/22/2028 50,000 41,773
2.38%, 9/24/2029 3,000 2,566
3.95%, 6/28/2038 10,000 8,730
2.50%, 9/22/2041 100,000 68,787
4.05%, 6/29/2048 60,000 50,160
Warnermedia Holdings, Inc.
5.14%, 3/15/2052
(b)
150,000 105,012
5.39%, 3/15/2062
(b)
200,000 139,460
Whirlpool Corp., 4.75%, 2/26/2029 10,000 9,318
5,782,587
Consumer, Non-cyclical – 4.0%
Abbott Laboratories
3.40%, 11/30/2023 20,000 19,727
6.00%, 4/01/2039 25,000 25,930
4.90%, 11/30/2046 70,000 65,238
AbbVie, Inc.
3.85%, 6/15/2024 50,000 48,977
2.60%, 11/21/2024 150,000 142,598
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
3.80%, 3/15/2025 50,000 48,299
3.20%, 11/21/2029 45,000 39,286
4.05%, 11/21/2039 35,000 28,192
4.40%, 11/06/2042 45,000 36,847
4.70%, 5/14/2045 75,000 62,427
4.25%, 11/21/2049 217,000 168,300
Adventist Health System/West, 3.63%,
3/01/2049 100,000 70,899
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 46,034
Series 2020, 2.21%, 6/15/2030 15,000 11,925
Aetna, Inc.
6.63%, 6/15/2036 50,000 50,424
4.75%, 3/15/2044 35,000 28,533
3.88%, 8/15/2047 50,000 35,976
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 26,000
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 44,615
Altria Group, Inc.
4.40%, 2/14/2026
(a)
10,000 9,609
3.40%, 5/06/2030 150,000 121,875
2.45%, 2/04/2032 35,000 24,876
5.80%, 2/14/2039 75,000 63,450
3.40%, 2/04/2041 50,000 30,469
4.50%, 5/02/2043 40,000 27,383
4.45%, 5/06/2050 15,000 9,612
4.00%, 2/04/2061 10,000 5,962
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 45,652
Amgen, Inc.
3.63%, 5/22/2024 50,000 49,000
2.20%, 2/21/2027 50,000 44,391
2.30%, 2/25/2031 45,000 35,945
4.40%, 5/01/2045 75,000 60,377
4.56%, 6/15/2048 20,000 16,303
3.38%, 2/21/2050 200,000 133,382
3.00%, 1/15/2052 50,000 30,827
2.77%, 9/01/2053 10,000 5,717
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 36,000 31,232
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/2043 65,000 50,141
4.90%, 2/01/2046 25,000 21,446
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030
(a)
110,000 98,244
4.90%, 1/23/2031
(a)
75,000 73,610
4.38%, 4/15/2038 25,000 21,310
8.20%, 1/15/2039 25,000 29,731
5.45%, 1/23/2039 25,000 23,605
8.00%, 11/15/2039 25,000 29,180
4.35%, 6/01/2040 100,000 83,734
4.95%, 1/15/2042 25,000 22,132
3.75%, 7/15/2042 30,000 22,640
4.50%, 6/01/2050
(a)
250,000 204,113
5.80%, 1/23/2059 45,000 42,790
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 22,857
4.54%, 3/26/2042 87,000 75,364
Ascension Health
3.95%, 11/15/2046 25,000 19,567
4.85%, 11/15/2053 65,000 58,552

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 65,458
AstraZeneca PLC
0.70%, 4/08/2026 90,000 77,583
4.38%, 11/16/2045 75,000 63,547
Banner Health, 2.34%, 1/01/2030 25,000 20,435
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 16,644
BAT Capital Corp.
3.22%, 8/15/2024 150,000 143,283
2.79%, 9/06/2024 70,000 66,194
3.22%, 9/06/2026 40,000 35,677
3.56%, 8/15/2027 50,000 43,763
4.39%, 8/15/2037 20,000 14,501
5.28%, 4/02/2050 50,000 35,787
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 25,775
Baxalta, Inc.
4.00%, 6/23/2025 15,000 14,541
5.25%, 6/23/2045 35,000 31,298
Baxter International, Inc.
0.87%, 12/01/2023 50,000 47,740
1.92%, 2/01/2027 50,000 42,990
2.54%, 2/01/2032
(a)
50,000 38,237
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 48,536
3.73%, 12/15/2024 10,000 9,714
3.70%, 6/06/2027 10,000 9,290
3.79%, 5/20/2050 9,000 6,503
Biogen, Inc.
2.25%, 5/01/2030 75,000 58,958
5.20%, 9/15/2045 45,000 39,050
Boston Scientific Corp.
1.90%, 6/01/2025
(a)
10,000 9,232
2.65%, 6/01/2030 25,000 20,667
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 125,000 120,954
1.13%, 11/13/2027 50,000 41,547
3.90%, 2/20/2028 10,000 9,478
1.45%, 11/13/2030 10,000 7,661
2.95%, 3/15/2032 15,000 12,720
2.35%, 11/13/2040 20,000 13,022
3.55%, 3/15/2042 10,000 7,648
4.55%, 2/20/2048 28,000 23,917
4.25%, 10/26/2049 200,000 162,870
2.55%, 11/13/2050 20,000 11,995
3.70%, 3/15/2052 100,000 74,238
3.90%, 3/15/2062 25,000 18,284
Brown University, in Providence in the State of
Rhode Island & Providence Plantations, Series
A, 2.92%, 9/01/2050 30,000 19,912
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 50,000 44,837
California Institute of Technology, 4.70%,
11/01/2111 75,000 57,946
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 23,228
3.13%, 4/24/2050 15,000 9,486
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 72,191
4.60%, 3/15/2043 25,000 19,376
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
4.50%, 11/15/2044 40,000 30,038
Centene Corp.
2.45%, 7/15/2028 135,000 111,041
2.63%, 8/01/2031 115,000 87,933
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 29,879
Children's Hospital Medical Center, 4.27%,
5/15/2044 70,000 57,846
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 5,793
Cigna Corp.
0.61%, 3/15/2024 50,000 47,072
4.13%, 11/15/2025 30,000 28,972
4.50%, 2/25/2026 5,000 4,882
3.40%, 3/01/2027 25,000 23,016
3.05%, 10/15/2027 50,000 44,803
2.38%, 3/15/2031 60,000 47,643
3.40%, 3/15/2051 25,000 16,616
City of Hope (The), Series 2013, 5.62%,
11/15/2043 285,000 264,774
Coca-Cola Co. (The)
1.45%, 6/01/2027 163,000 141,530
1.00%, 3/15/2028 20,000 16,457
2.13%, 9/06/2029 50,000 42,053
3.45%, 3/25/2030 65,000 58,835
2.25%, 1/05/2032
(a)
25,000 20,222
3.00%, 3/05/2051 25,000 17,085
2.50%, 3/15/2051 35,000 21,445
Coca-Cola Femsa SAB de CV, 2.75%, 1/22/2030 50,000 42,145
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 55,369
CommonSpirit Health
2.76%, 10/01/2024 79,000 75,056
3.35%, 10/01/2029 60,000 50,384
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 38,207
ConAgra Brands, Inc., 4.30%, 5/01/2024 125,000 122,913
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 37,858
4.50%, 5/09/2047 25,000 19,623
5.25%, 11/15/2048 25,000 21,454
3.75%, 5/01/2050 65,000 45,626
CVS Health Corp.
3.38%, 8/12/2024 100,000 97,110
2.63%, 8/15/2024 22,000 21,072
3.88%, 7/20/2025 25,000 24,136
2.88%, 6/01/2026 141,000 129,777
3.00%, 8/15/2026 10,000 9,167
3.63%, 4/01/2027 10,000 9,312
1.30%, 8/21/2027 20,000 16,582
4.30%, 3/25/2028 10,000 9,389
3.25%, 8/15/2029 30,000 26,049
3.75%, 4/01/2030 15,000 13,244
1.88%, 2/28/2031 45,000 34,158
4.88%, 7/20/2035 100,000 89,647
6.13%, 9/15/2039 35,000 34,285
5.05%, 3/25/2048 40,000 33,967
Danaher Corp., 2.60%, 10/01/2050 50,000 30,012
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 39,077

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
Elevance Health, Inc.
3.50%, 8/15/2024 80,000 77,738
2.88%, 9/15/2029 90,000 76,507
2.25%, 5/15/2030 10,000 8,041
2.55%, 3/15/2031 20,000 16,185
6.38%, 6/15/2037 10,000 10,223
4.63%, 5/15/2042 35,000 29,665
4.65%, 8/15/2044 15,000 12,468
4.38%, 12/01/2047 10,000 8,060
4.55%, 3/01/2048 28,000 23,152
3.60%, 3/15/2051 10,000 7,045
ELI Lilly & Co.
5.50%, 3/15/2027 25,000 25,710
3.38%, 3/15/2029 100,000 92,510
2.50%, 9/15/2060 100,000 57,583
Emory University
Series 2020, 2.14%, 9/01/2030 15,000 12,100
Series 2020, 2.97%, 9/01/2050 95,000 60,844
Equifax, Inc., 2.60%, 12/15/2025 15,000 13,657
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 45,367
General Mills, Inc.
4.20%, 4/17/2028 25,000 23,672
2.88%, 4/15/2030
(a)
10,000 8,450
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 16,135
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 15,318
Gilead Sciences, Inc.
3.70%, 4/01/2024 50,000 49,100
3.50%, 2/01/2025 25,000 24,137
3.65%, 3/01/2026 40,000 37,912
2.95%, 3/01/2027 25,000 22,750
1.65%, 10/01/2030 25,000 19,244
4.50%, 2/01/2045 25,000 20,639
4.75%, 3/01/2046 157,000 134,849
2.80%, 10/01/2050 25,000 15,253
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 46,915
6.38%, 5/15/2038 70,000 74,992
Global Payments, Inc., 2.65%, 2/15/2025 30,000 27,857
GXO Logistics, Inc.
1.65%, 7/15/2026 50,000 41,568
2.65%, 7/15/2031 50,000 35,735
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 28,759
HCA, Inc.
5.00%, 3/15/2024 60,000 59,488
5.25%, 4/15/2025 10,000 9,835
4.50%, 2/15/2027 50,000 46,829
4.13%, 6/15/2029 150,000 132,367
5.25%, 6/15/2049 5,000 4,041
Hershey Co. (The), 2.05%, 11/15/2024 40,000 37,868
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 31,804
Humana, Inc., 3.85%, 10/01/2024 30,000 29,239
Illumina, Inc., 2.55%, 3/23/2031 100,000 76,511
Indiana Universal Health, Inc. Obligated Group,
3.97%, 11/01/2048 50,000 37,971
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 18,990
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 38,347
2.38%, 3/15/2030 88,000 70,393
2.13%, 3/15/2032
(a)
50,000 37,166
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 14,590
Johnson & Johnson
2.63%, 1/15/2025 40,000 38,335
0.55%, 9/01/2025 10,000 8,934
2.45%, 3/01/2026 100,000 93,455
2.95%, 3/03/2027 131,000 121,992
1.30%, 9/01/2030 25,000 19,784
4.38%, 12/05/2033 50,000 47,533
3.55%, 3/01/2036 50,000 42,728
2.10%, 9/01/2040 100,000 65,482
Kaiser Foundation Hospitals
4.15%, 5/01/2047 25,000 19,703
Series 2021, 3.00%, 6/01/2051 5,000 3,085
Kellogg Co.
4.30%, 5/15/2028 75,000 70,734
2.10%, 6/01/2030 25,000 19,709
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,295
3.40%, 11/15/2025 61,000 57,925
3.95%, 4/15/2029 35,000 31,869
3.20%, 5/01/2030 28,000 23,751
3.80%, 5/01/2050 10,000 6,975
4.50%, 4/15/2052 35,000 27,311
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 37,572
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 46,078
5.20%, 7/15/2045 150,000 131,109
4.38%, 6/01/2046 150,000 117,204
Kroger Co. (The), 4.00%, 2/01/2024 50,000 49,259
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 25,000 24,070
2.30%, 12/01/2024 40,000 37,545
3.60%, 2/01/2025 10,000 9,589
2.95%, 12/01/2029 50,000 41,801
Leland Stanford Junior University (The)
3.65%, 5/01/2048 30,000 23,340
2.41%, 6/01/2050 50,000 29,775
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049 25,000 16,518
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 21,840
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,625
0.90%, 2/15/2026 20,000 17,265
1.85%, 2/15/2031 15,000 11,096
McKesson Corp., 0.90%, 12/03/2025 20,000 17,473
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 19,827
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 16,500
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 7/01/2055 50,000 38,415

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 19,495
0.75%, 2/24/2026 15,000 13,148
3.40%, 3/07/2029 50,000 45,657
2.15%, 12/10/2031 20,000 15,888
3.90%, 3/07/2039 10,000 8,328
4.15%, 5/18/2043 65,000 54,439
2.90%, 12/10/2061 25,000 15,204
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 45,597
5.00%, 5/01/2042 25,000 20,958
Mondelez International, Inc., 2.63%, 9/04/2050 75,000 43,618
Montefiore Obligated Group, 4.29%, 9/01/2050 50,000 28,693
Moody's Corp.
3.25%, 1/15/2028 135,000 121,219
4.88%, 12/17/2048 25,000 21,079
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 14,819
Series 2019, 3.74%, 7/01/2049 75,000 52,112
Mylan, Inc.
4.20%, 11/29/2023 25,000 24,529
4.55%, 4/15/2028 10,000 8,965
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 8/01/2119 60,000 38,197
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 17,838
4.26%, 11/01/2047 50,000 37,034
Northwestern University, 4.64%, 12/01/2044 35,000 31,731
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 44,704
3.10%, 5/17/2027 25,000 23,288
4.40%, 5/06/2044 70,000 61,253
NYU Langone Hospitals
Series 13-A, 5.75%, 7/01/2043 50,000 47,613
4.78%, 7/01/2044 75,000 62,678
Ochsner LSU Health System of North Louisiana,
Series 2021, 2.51%, 5/15/2031 50,000 37,396
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 75,269
PayPal Holdings, Inc., 3.25%, 6/01/2050 25,000 16,327
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 50,000 39,906
Series 2020, 3.22%, 11/15/2050 10,000 6,145
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 148,828
3.50%, 7/17/2025 25,000 24,167
2.38%, 10/06/2026 16,000 14,634
3.60%, 2/18/2028 50,000 47,051
3.50%, 3/19/2040 20,000 15,600
3.60%, 8/13/2042 25,000 19,260
2.88%, 10/15/2049 20,000 13,547
2.75%, 10/21/2051 10,000 6,499
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 42,085
2.55%, 3/15/2031 50,000 38,683
Pfizer, Inc.
3.40%, 5/15/2024 28,000 27,424
3.60%, 9/15/2028 55,000 51,482
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
2.63%, 4/01/2030 50,000 42,708
4.00%, 12/15/2036 20,000 17,568
2.55%, 5/28/2040 125,000 86,604
4.13%, 12/15/2046 20,000 16,899
4.00%, 3/15/2049 25,000 20,563
Pharmacia LLC, 6.60%, 12/01/2028 50,000 53,476
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 42,785
2.10%, 5/01/2030 250,000 190,850
4.13%, 3/04/2043 50,000 34,078
4.25%, 11/10/2044 180,000 124,974
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 37,067
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 44,237
2.80%, 3/25/2027 35,000 32,274
2.85%, 8/11/2027 50,000 45,996
3.00%, 3/25/2030 20,000 17,799
5.55%, 3/05/2037 100,000 103,486
3.50%, 10/25/2047 100,000 76,015
Quanta Services, Inc., 3.05%, 10/01/2041 50,000 30,785
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 46,916
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 33,923
2.80%, 9/15/2050 50,000 29,321
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 20,262
5.85%, 8/15/2045 50,000 39,127
S&P Global, Inc.
2.45%, 3/01/2027
(b)
50,000 44,786
1.25%, 8/15/2030 10,000 7,435
2.90%, 3/01/2032
(b)
100,000 82,321
3.90%, 3/01/2062
(b)
100,000 71,801
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/2050 25,000 14,622
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 25,668
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 55,000 50,579
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 33,175
STERIS Irish FinCo UnLtd. Co., 2.70%,
3/15/2031 150,000 116,873
Stryker Corp., 3.38%, 11/01/2025 40,000 38,108
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 26,998
Series 2018, 4.09%, 8/15/2048 50,000 36,144
SYSCO Corp.
5.95%, 4/01/2030 50,000 51,003
4.85%, 10/01/2045 15,000 12,250
3.30%, 2/15/2050 20,000 12,794
6.60%, 4/01/2050 20,000 20,500
Texas Health Resources, 4.33%, 11/15/2055 35,000 27,871
Thermo Fisher Scientific, Inc., 4.10%,
8/15/2047 25,000 20,382
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 29,087
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 75,000 46,938
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 6,019

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Consumer, Non-cyclical – 4.0% (continued)
Tyson Foods, Inc.
3.95%, 8/15/2024 50,000 48,806
4.00%, 3/01/2026 150,000 143,265
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 90,058
UnitedHealth Group, Inc.
3.75%, 7/15/2025 33,000 32,042
3.70%, 12/15/2025 28,000 26,965
3.10%, 3/15/2026 40,000 37,636
2.88%, 8/15/2029 25,000 21,683
2.30%, 5/15/2031 35,000 28,052
4.20%, 5/15/2032 50,000 46,105
4.63%, 7/15/2035 96,000 88,025
5.80%, 3/15/2036 22,000 22,236
6.50%, 6/15/2037 100,000 107,091
5.95%, 2/15/2041 30,000 30,023
3.05%, 5/15/2041 10,000 7,084
4.63%, 11/15/2041 17,000 14,727
3.95%, 10/15/2042 50,000 39,427
4.20%, 1/15/2047 50,000 40,565
4.25%, 6/15/2048 18,000 14,619
4.45%, 12/15/2048 10,000 8,337
3.25%, 5/15/2051 10,000 6,785
3.88%, 8/15/2059 15,000 10,936
4.95%, 5/15/2062 35,000 30,856
Universal Health Services, Inc., 1.65%,
9/01/2026
(b)
50,000 42,019
University of Notre Dame du Lac
Series 2015, 3.44%, 2/15/2045 50,000 37,746
Series 2017, 3.39%, 2/15/2048 50,000 36,251
University of Southern California, 5.25%,
10/01/2111 50,000 43,645
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 9,106
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 44,686
Viatris, Inc., 4.00%, 6/22/2050 10,000 5,822
Washington University (The), Series 2022,
3.52%, 4/15/2054 25,000 18,126
William Marsh Rice University, 3.57%,
5/15/2045 15,000 11,905
Wyeth LLC
6.50%, 2/01/2034 25,000 27,100
5.95%, 4/01/2037 50,000 52,131
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 13,919
5.75%, 11/30/2039 35,000 32,073
Zoetis, Inc.
3.90%, 8/20/2028 40,000 36,908
4.45%, 8/20/2048 25,000 20,306
14,788,172
Energy – 1.7%
Baker Hughes Holdings LLC, 5.13%, 9/15/2040 34,000 29,171
Baker Hughes Holdings LLC / Baker Hughes Co.-
Obligor, Inc., 3.34%, 12/15/2027 100,000 89,672
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 95,216
3.40%, 2/15/2031 15,000 12,102
BP Capital Markets America, Inc.
3.80%, 9/21/2025
(a)
10,000 9,707
3.12%, 5/04/2026 25,000 23,338
3.59%, 4/14/2027 80,000 74,657
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Energy – 1.7% (continued)
3.63%, 4/06/2030 10,000 8,951
1.75%, 8/10/2030 10,000 7,753
2.77%, 11/10/2050 65,000 39,131
2.94%, 6/04/2051 10,000 6,176
Burlington Resources LLC, 7.20%, 8/15/2031 85,000 93,659
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 111,942
7.20%, 1/15/2032 15,000 15,743
Cenovus Energy, Inc.
5.25%, 6/15/2037 70,000 60,924
6.75%, 11/15/2039 5,000 4,933
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 60,000 60,060
Chevron USA, Inc., 2.34%, 8/12/2050 15,000 8,882
ConocoPhillips Co., 4.03%, 3/15/2062 200,000 147,709
Coterra Energy, Inc., 4.38%, 3/15/2029
(b)
50,000 46,054
DCP Midstream Operating LP, 5.60%,
4/01/2044 100,000 88,329
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,677
4.50%, 1/15/2030 100,000 91,483
4.75%, 5/15/2042 25,000 20,454
Diamondback Energy, Inc.
3.25%, 12/01/2026 115,000 105,409
4.40%, 3/24/2051 100,000 74,908
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 25,236
Enbridge, Inc.
4.25%, 12/01/2026 25,000 23,642
5.50%, 12/01/2046 55,000 49,448
Energy Transfer LP
4.25%, 4/01/2024 50,000 48,794
2.90%, 5/15/2025 75,000 69,631
5.95%, 12/01/2025 50,000 49,704
3.90%, 7/15/2026 85,000 78,492
5.50%, 6/01/2027 50,000 48,666
4.90%, 3/15/2035 98,000 81,941
6.50%, 2/01/2042 25,000 22,961
5.95%, 10/01/2043 25,000 21,345
5.35%, 5/15/2045 50,000 39,680
5.00%, 5/15/2050 50,000 38,019
Enterprise Products Operating LLC
3.90%, 2/15/2024 98,000 96,180
2.80%, 1/31/2030 50,000 41,736
4.85%, 8/15/2042 20,000 16,592
4.45%, 2/15/2043 40,000 31,643
4.85%, 3/15/2044 30,000 24,631
4.25%, 2/15/2048 85,000 63,339
4.95%, 10/15/2054 25,000 19,646
3.95%, 1/31/2060 10,000 6,661
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 48,529
Equinor ASA
2.65%, 1/15/2024 10,000 9,733
3.25%, 11/10/2024 25,000 24,186
1.75%, 1/22/2026 10,000 9,020
3.00%, 4/06/2027 50,000 45,813
4.25%, 11/23/2041 70,000 58,455
3.70%, 4/06/2050 100,000 75,280

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Energy – 1.7% (continued)
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 36,424
2.61%, 10/15/2030 25,000 21,168
4.23%, 3/19/2040 25,000 21,422
3.10%, 8/16/2049 10,000 6,804
4.33%, 3/19/2050 110,000 91,364
3.45%, 4/15/2051 65,000 46,354
Halliburton Co.
4.85%, 11/15/2035 30,000 26,497
4.50%, 11/15/2041 25,000 19,529
5.00%, 11/15/2045 10,000 8,286
Hess Corp.
4.30%, 4/01/2027 100,000 93,691
7.88%, 10/01/2029 150,000 163,183
7.30%, 8/15/2031 25,000 26,528
6.00%, 1/15/2040 25,000 23,559
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 39,276
7.75%, 3/15/2032 150,000 160,378
6.50%, 2/01/2037 30,000 28,646
6.50%, 9/01/2039 25,000 23,689
5.00%, 8/15/2042 35,000 28,119
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 51,415
4.80%, 2/01/2033 50,000 44,840
3.25%, 8/01/2050 35,000 21,300
3.60%, 2/15/2051 20,000 12,944
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 35,759
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 50,939
6.60%, 10/01/2037 25,000 24,663
5.20%, 6/01/2045 25,000 20,604
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 79,033
6.50%, 3/01/2041 10,000 9,754
4.75%, 9/15/2044 50,000 39,461
4.50%, 4/01/2048 10,000 7,537
MPLX LP
4.88%, 6/01/2025 75,000 73,273
1.75%, 3/01/2026 15,000 13,093
4.13%, 3/01/2027 50,000 46,462
4.95%, 9/01/2032 100,000 90,579
5.20%, 3/01/2047 35,000 27,973
5.20%, 12/01/2047 25,000 20,000
5.50%, 2/15/2049 25,000 20,939
4.90%, 4/15/2058 10,000 7,254
NOV, Inc., 3.60%, 12/01/2029 20,000 17,035
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 12,906
ONEOK, Inc.
4.35%, 3/15/2029 25,000 22,233
6.35%, 1/15/2031 100,000 98,770
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 100,000 97,843
Ovintiv, Inc.
7.20%, 11/01/2031 50,000 51,020
6.50%, 8/15/2034 100,000 96,914
Phillips 66 Co.
1.30%, 2/15/2026 100,000 87,352
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Energy – 1.7% (continued)
3.55%, 10/01/2026
(b)
50,000 46,235
3.90%, 3/15/2028 20,000 18,472
2.15%, 12/15/2030 5,000 3,875
4.65%, 11/15/2034 50,000 44,771
4.68%, 2/15/2045
(b)
25,000 20,258
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 38,747
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 9/15/2030 50,000 41,744
5.15%, 6/01/2042 40,000 30,393
4.30%, 1/31/2043 25,000 16,794
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024 100,000 99,903
5.63%, 3/01/2025 50,000 49,773
5.00%, 3/15/2027 15,000 14,455
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 37,674
Shell International Finance BV
3.25%, 5/11/2025 100,000 96,052
6.38%, 12/15/2038 50,000 52,716
4.38%, 5/11/2045 160,000 132,257
3.75%, 9/12/2046 35,000 26,180
3.13%, 11/07/2049 35,000 23,293
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 49,563
4.50%, 3/15/2045 45,000 35,222
Suncor Energy, Inc., 3.75%, 3/04/2051 35,000 23,871
TC PipeLines LP, 3.90%, 5/25/2027 25,000 23,268
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 26,260
Tosco Corp., 8.13%, 2/15/2030 50,000 57,272
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,459
3.46%, 2/19/2029 10,000 9,086
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 24,480
4.63%, 3/01/2034 40,000 34,977
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 48,588
3.25%, 5/15/2030 15,000 12,638
4.45%, 8/01/2042 35,000 27,964
Valero Energy Corp., 4.35%, 6/01/2028 250,000 235,367
Williams Cos., Inc. (The)
4.65%, 8/15/2032 100,000 90,096
6.30%, 4/15/2040 30,000 28,968
5.75%, 6/24/2044 15,000 13,405
4.90%, 1/15/2045 50,000 39,770
5.10%, 9/15/2045 100,000 82,365
6,279,066
Financial – 8.3%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust, 3.40%, 10/29/2033 50,000 36,247
Affiliated Managers Group, Inc., 3.30%,
6/15/2030 25,000 20,344
Aflac, Inc., 4.75%, 1/15/2049 50,000 41,355
Air Lease Corp.
0.70%, 2/15/2024 20,000 18,663
2.30%, 2/01/2025 100,000 91,576
3.63%, 12/01/2027 50,000 42,909

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
2.10%, 9/01/2028 25,000 19,296
3.00%, 2/01/2030 45,000 35,030
Aircastle Ltd., 4.25%, 6/15/2026 46,000 40,575
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 18,688
1.88%, 2/01/2033 100,000 69,251
3.00%, 5/18/2051 20,000 11,515
Alleghany Corp., 3.63%, 5/15/2030 57,000 50,614
Allstate Corp. (The), 4.50%, 6/15/2043 50,000 41,272
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 120,643
8.00%, 11/01/2031 85,000 86,396
American Express Co.
3.40%, 2/22/2024 50,000 48,771
2.25%, 3/04/2025 100,000 92,881
4.20%, 11/06/2025 25,000 24,270
3.13%, 5/20/2026 100,000 92,494
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 18,883
American International Group, Inc.
4.13%, 2/15/2024 39,000 38,473
2.50%, 6/30/2025 31,000 28,784
4.20%, 4/01/2028 25,000 23,172
3.40%, 6/30/2030
(a)
25,000 21,506
6.25%, 5/01/2036 50,000 50,467
American Tower Corp.
0.60%, 1/15/2024 50,000 47,266
5.00%, 2/15/2024 105,000 104,462
2.40%, 3/15/2025 100,000 92,477
1.30%, 9/15/2025 50,000 44,090
1.60%, 4/15/2026 15,000 12,955
3.95%, 3/15/2029 25,000 22,141
2.10%, 6/15/2030 25,000 19,001
1.88%, 10/15/2030 25,000 18,420
2.70%, 4/15/2031 25,000 19,453
2.30%, 9/15/2031 25,000 18,608
3.70%, 10/15/2049 10,000 6,554
3.10%, 6/15/2050 10,000 5,909
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 48,542
3.00%, 4/02/2025 10,000 9,480
Aon Corp., 2.80%, 5/15/2030 55,000 45,137
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 28,909
Ares Capital Corp., 3.88%, 1/15/2026 10,000 8,976
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 6,455
Assurant, Inc.
4.90%, 3/27/2028 30,000 28,110
3.70%, 2/22/2030 50,000 41,119
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 24,866
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 19,178
3.45%, 5/15/2052 50,000 29,055
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,098
2.45%, 1/15/2031 20,000 16,023
AXIS Specialty Finance LLC, 3.90%, 7/15/2029 15,000 12,968
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 55,005
2.55%, 10/13/2026 50,000 40,534
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
9/18/2025 232,000 202,634
Banco Santander SA
5.29%, 8/18/2027 200,000 184,650
2.75%, 12/03/2030 200,000 138,348
Bank of America Corp.
4.13%, 1/22/2024 25,000 24,711
4.00%, 4/01/2024 50,000 49,292
4.00%, 1/22/2025 20,000 19,287
3.46%, 3/15/2025 200,000 192,813
0.98%, 9/25/2025 25,000 22,717
2.46%, 10/22/2025 25,000 23,313
1.53%, 12/06/2025 75,000 68,377
3.37%, 1/23/2026 150,000 141,346
2.02%, 2/13/2026 105,000 96,079
4.45%, 3/03/2026 50,000 47,931
3.50%, 4/19/2026 45,000 42,067
1.32%, 6/19/2026 10,000 8,833
4.83%, 7/22/2026 175,000 170,136
6.22%, 9/15/2026 50,000 50,751
1.20%, 10/24/2026 35,000 30,366
Series N, 1.66%, 3/11/2027 50,000 43,179
3.56%, 4/23/2027 20,000 18,406
1.73%, 7/22/2027 25,000 21,370
3.25%, 10/21/2027 100,000 89,322
Series L, 4.18%, 11/25/2027 30,000 27,505
3.71%, 4/24/2028 143,000 129,410
3.59%, 7/21/2028 50,000 44,821
4.95%, 7/22/2028 50,000 47,696
4.27%, 7/23/2029 54,000 49,058
3.97%, 2/07/2030 50,000 44,243
3.19%, 7/23/2030 50,000 41,836
2.88%, 10/22/2030 200,000 163,073
1.90%, 7/23/2031 5,000 3,710
1.92%, 10/24/2031 25,000 18,367
2.69%, 4/22/2032 15,000 11,577
2.57%, 10/20/2032 20,000 15,103
2.97%, 2/04/2033 35,000 27,121
5.02%, 7/22/2033 100,000 91,780
2.48%, 9/21/2036 75,000 53,574
6.11%, 1/29/2037 50,000 48,125
4.24%, 4/24/2038 50,000 40,612
2.68%, 6/19/2041 10,000 6,339
5.00%, 1/21/2044 150,000 128,216
4.44%, 1/20/2048 50,000 39,577
4.33%, 3/15/2050 130,000 101,014
4.08%, 3/20/2051 210,000 155,879
2.97%, 7/21/2052 10,000 5,939
Bank of Montreal
0.45%, 12/08/2023 35,000 33,261
2.50%, 6/28/2024 100,000 95,498
0.95%, 1/22/2027 120,000 103,531
Bank of Nova Scotia (The)
3.40%, 2/11/2024 50,000 48,855
0.70%, 4/15/2024 20,000 18,675
4.50%, 12/16/2025 20,000 19,171
1.05%, 3/02/2026 100,000 86,684

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
1.30%, 9/15/2026 75,000 63,940
Bank OZK, 2.75%, 10/01/2031 100,000 84,827
Barclays PLC
3.93%, 5/07/2025 200,000 190,348
2.67%, 3/10/2032 50,000 35,681
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 127,000 102,419
4.25%, 1/15/2049 25,000 20,416
Berkshire Hathaway, Inc., 4.50%, 2/11/2043 25,000 21,824
BlackRock, Inc.
3.20%, 3/15/2027 169,000 157,778
2.40%, 4/30/2030 50,000 41,028
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 40,224
Boston Properties LP
3.65%, 2/01/2026 50,000 46,586
4.50%, 12/01/2028 75,000 67,627
BPCE SA, 3.38%, 12/02/2026 250,000 227,798
Brandywine Operating Partnership LP, 3.95%,
11/15/2027 25,000 21,615
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 65,128
Brookfield Asset Management, Inc., 4.00%,
1/15/2025 50,000 48,480
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 35,405
Brookfield Finance, Inc.
4.00%, 4/01/2024 50,000 48,975
3.90%, 1/25/2028 50,000 44,777
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 45,706
2.38%, 3/15/2031 50,000 36,953
Cadence Bank, 4.13%, 11/20/2029 100,000 94,687
Camden Property Trust, 3.35%, 11/01/2049 75,000 49,154
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 48,467
Capital One Financial Corp.
3.90%, 1/29/2024 55,000 53,919
3.75%, 4/24/2024 50,000 48,663
3.20%, 2/05/2025 20,000 18,884
4.20%, 10/29/2025 100,000 94,937
3.65%, 5/11/2027 40,000 36,212
CBOE Global Markets, Inc., 1.63%, 12/15/2030 75,000 56,103
CBRE Services, Inc., 4.88%, 3/01/2026 25,000 24,494
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 47,603
4.20%, 3/24/2025 25,000 24,628
2.75%, 10/01/2029 50,000 42,246
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 14,124
CI Financial Corp.
3.20%, 12/17/2030 40,000 28,934
4.10%, 6/15/2051 50,000 28,423
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 104,531
Citigroup, Inc.
3.35%, 4/24/2025 22,000 21,126
5.50%, 9/13/2025 75,000 74,355
3.29%, 3/17/2026 100,000 93,730
3.11%, 4/08/2026 15,000 13,999
4.45%, 9/29/2027 135,000 125,790
6.63%, 1/15/2028 125,000 129,597
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
4.13%, 7/25/2028 87,000 78,393
3.98%, 3/20/2030 20,000 17,627
2.98%, 11/05/2030 23,000 18,768
4.41%, 3/31/2031 40,000 35,633
6.63%, 6/15/2032 45,000 45,570
3.06%, 1/25/2033 25,000 19,528
5.88%, 2/22/2033 40,000 38,159
3.79%, 3/17/2033 100,000 82,744
4.91%, 5/24/2033 180,000 163,762
4.65%, 7/30/2045 190,000 151,414
4.75%, 5/18/2046 15,000 11,615
4.65%, 7/23/2048 30,000 24,128
Citizens Financial Group, Inc.
2.85%, 7/27/2026 105,000 95,175
5.64%, 5/21/2037 75,000 68,004
CME Group, Inc., 3.00%, 3/15/2025 117,000 111,717
CNA Financial Corp., 2.05%, 8/15/2030 50,000 37,913
Comerica Bank, 4.00%, 7/27/2025 75,000 71,106
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 227,221
Corebridge Financial, Inc.
3.90%, 4/05/2032
(b)
20,000 16,745
4.40%, 4/05/2052
(b)
25,000 18,304
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 37,299
Credit Suisse AG, 3.70%, 2/21/2025 50,000 45,748
Credit Suisse Group AG, 4.88%, 5/15/2045 50,000 33,768
Crown Castle, Inc.
3.20%, 9/01/2024 145,000 139,705
4.45%, 2/15/2026 25,000 23,967
1.05%, 7/15/2026
(a)
18,000 15,173
2.90%, 4/01/2041 60,000 38,099
5.20%, 2/15/2049 15,000 12,488
4.00%, 11/15/2049 150,000 104,601
4.15%, 7/01/2050 15,000 10,695
Deutsche Bank AG
3.70%, 5/30/2024 50,000 48,320
4.10%, 1/13/2026 125,000 116,377
4.10%, 1/13/2026 15,000 14,137
3.73%, 1/14/2032 200,000 141,898
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 23,079
3.60%, 7/01/2029
(a)
34,000 29,318
Discover Financial Services, 4.10%, 2/09/2027 40,000 36,429
Eaton Vance Corp., 3.50%, 4/06/2027 50,000 45,667
EPR Properties, 4.50%, 6/01/2027 50,000 41,538
Equinix, Inc.
2.63%, 11/18/2024 22,000 20,720
2.90%, 11/18/2026 20,000 17,829
3.90%, 4/15/2032 50,000 42,142
3.00%, 7/15/2050 50,000 29,058
2.95%, 9/15/2051 50,000 28,729
ERP Operating LP
3.38%, 6/01/2025 25,000 23,706
3.00%, 7/01/2029 20,000 17,004
4.00%, 8/01/2047 50,000 36,384
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 25,997
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 22,049

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 108,463
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 24,486
2.38%, 1/28/2025 50,000 46,564
First American Financial Corp., 4.00%,
5/15/2030 25,000 20,408
First Republic Bank, 4.63%, 2/13/2047 300,000 227,290
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 23,419
Franklin Resources, Inc., 1.60%, 10/30/2030 125,000 91,921
FS KKR Capital Corp., 4.63%, 7/15/2024 55,000 52,893
Globe Life, Inc., 2.15%, 8/15/2030 29,000 22,023
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 19,365
5.38%, 4/15/2026 40,000 38,173
5.30%, 1/15/2029 50,000 45,258
4.00%, 1/15/2030 140,000 115,424
3.25%, 1/15/2032 75,000 55,586
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
100,000 95,900
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 24,545
3.00%, 3/15/2024 100,000 96,699
3.50%, 4/01/2025 115,000 108,936
4.25%, 10/21/2025 203,000 194,310
3.50%, 11/16/2026 300,000 275,693
1.09%, 12/09/2026 10,000 8,605
5.95%, 1/15/2027 100,000 100,921
3.85%, 1/26/2027 325,000 301,599
1.43%, 3/09/2027 60,000 51,344
1.54%, 9/10/2027 10,000 8,398
1.95%, 10/21/2027 50,000 42,489
2.64%, 2/24/2028 30,000 25,941
3.69%, 6/05/2028 37,000 33,252
4.22%, 5/01/2029 20,000 18,098
2.60%, 2/07/2030 50,000 39,762
2.62%, 4/22/2032 25,000 19,100
Series D, 2.38%, 7/21/2032 20,000 14,889
2.65%, 10/21/2032 20,000 15,111
3.10%, 2/24/2033 85,000 66,634
6.75%, 10/01/2037 30,000 29,891
4.41%, 4/23/2039 25,000 20,287
6.25%, 2/01/2041 200,000 196,045
3.21%, 4/22/2042 30,000 19,934
2.91%, 7/21/2042 5,000 3,119
3.44%, 2/24/2043 20,000 13,644
Golub Capital BDC, Inc.
3.38%, 4/15/2024 120,000 114,184
2.05%, 2/15/2027 50,000 39,998
Hanover Insurance Group, Inc. (The), 2.50%,
9/01/2030 25,000 18,766
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,571
Highwoods Realty LP, 3.05%, 2/15/2030 50,000 38,726
HSBC Holdings PLC
0.98%, 5/24/2025 200,000 181,874
4.30%, 3/08/2026 50,000 47,077
3.00%, 3/10/2026 200,000 181,659
2.10%, 6/04/2026 50,000 43,972
5.40%, 8/11/2033 200,000 173,589
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
ING Groep NV, 4.25%, 3/28/2033 100,000 83,141
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 48,028
3.10%, 9/15/2027 15,000 13,611
4.60%, 3/15/2033 25,000 22,942
2.65%, 9/15/2040 30,000 19,680
4.25%, 9/21/2048 10,000 7,777
3.00%, 9/15/2060 75,000 43,571
5.20%, 6/15/2062 30,000 26,750
Jefferies Group LLC, 6.25%, 1/15/2036 50,000 45,987
JPMorgan Chase & Co.
3.88%, 2/01/2024 50,000 49,380
3.63%, 5/13/2024 20,000 19,603
3.88%, 9/10/2024 50,000 48,709
4.02%, 12/05/2024 200,000 196,402
0.56%, 2/16/2025 20,000 18,616
2.08%, 4/22/2026 118,000 107,449
3.20%, 6/15/2026 45,000 41,697
7.63%, 10/15/2026 50,000 53,881
4.13%, 12/15/2026 50,000 47,396
1.04%, 2/04/2027 25,000 21,267
1.58%, 4/22/2027 50,000 42,959
8.00%, 4/29/2027 300,000 329,206
4.25%, 10/01/2027 25,000 23,478
3.78%, 2/01/2028 250,000 227,822
4.85%, 7/25/2028 50,000 47,541
4.45%, 12/05/2029 91,000 82,928
2.74%, 10/15/2030 35,000 28,339
4.49%, 3/24/2031 30,000 27,156
2.52%, 4/22/2031 100,000 78,876
1.76%, 11/19/2031 100,000 72,758
2.96%, 1/25/2033 30,000 23,410
4.91%, 7/25/2033 50,000 45,765
5.72%, 9/14/2033 100,000 92,902
6.40%, 5/15/2038 25,000 25,754
5.50%, 10/15/2040 85,000 78,854
3.11%, 4/22/2041 35,000 23,952
2.53%, 11/19/2041 50,000 30,820
5.40%, 1/06/2042 75,000 68,453
5.63%, 8/16/2043 25,000 22,473
4.95%, 6/01/2045 25,000 20,649
4.26%, 2/22/2048 50,000 38,778
4.03%, 7/24/2048 80,000 59,482
3.96%, 11/15/2048 75,000 55,008
3.11%, 4/22/2051 50,000 31,224
3.33%, 4/22/2052 90,000 58,244
Kemper Corp., 2.40%, 9/30/2030
(a)
25,000 18,983
KeyCorp
2.25%, 4/06/2027 40,000 34,370
4.10%, 4/30/2028 50,000 45,953
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 69,476
Kimco Realty Corp.
3.30%, 2/01/2025 10,000 9,504
3.70%, 10/01/2049 25,000 16,169
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 13,566
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 8,521
Kreditanstalt Fuer Wiederaufbau
2.63%, 2/28/2024 290,000 282,577
0.25%, 3/08/2024
(a)
150,000 141,462

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
0.50%, 9/20/2024 50,000 46,335
0.38%, 7/18/2025 70,000 62,617
0.63%, 1/22/2026 395,000 349,298
0.75%, 9/30/2030 50,000 38,314
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 47,355
2.38%, 6/10/2025 40,000 37,846
0.88%, 9/03/2030 50,000 38,698
Lazard Group LLC, 4.50%, 9/19/2028 20,000 18,125
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 24,614
LifeStorage LP, 3.50%, 7/01/2026 40,000 37,096
Lincoln National Corp.
3.05%, 1/15/2030 25,000 20,564
3.40%, 3/01/2032 50,000 40,561
4.35%, 3/01/2048 45,000 32,956
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 184,425
4.72%, 8/11/2026 200,000 189,058
Loews Corp., 3.20%, 5/15/2030 50,000 42,535
M&T Bank Corp., 4.55%, 8/16/2028 100,000 94,187
Main Street Capital Corp.
5.20%, 5/01/2024 50,000 48,680
3.00%, 7/14/2026 25,000 21,153
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,058
4.06%, 2/24/2032 26,000 22,978
5.38%, 3/04/2046 100,000 90,752
Markel Corp., 5.00%, 4/05/2046 50,000 41,120
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 39,375
2.38%, 12/15/2031 50,000 38,860
4.75%, 3/15/2039 25,000 21,512
2.90%, 12/15/2051 50,000 29,587
Mastercard, Inc.
3.30%, 3/26/2027 15,000 14,074
3.85%, 3/26/2050 10,000 7,860
MetLife, Inc.
3.60%, 4/10/2024 42,000 41,074
6.50%, 12/15/2032 50,000 52,464
4.05%, 3/01/2045 15,000 11,540
MID-America Apartments LP
4.00%, 11/15/2025 25,000 24,019
1.10%, 9/15/2026 50,000 42,269
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 150,000 145,871
3.96%, 3/02/2028 100,000 91,351
5.35%, 9/13/2028 200,000 192,826
3.20%, 7/18/2029 75,000 62,815
5.47%, 9/13/2033 200,000 186,816
Mizuho Financial Group, Inc.
4.25%, 9/11/2029 75,000 66,655
2.59%, 5/25/2031 50,000 38,105
Morgan Stanley
Series F, 3.88%, 4/29/2024 100,000 97,979
4.00%, 7/23/2025 25,000 24,076
5.00%, 11/24/2025 50,000 49,198
2.19%, 4/28/2026 100,000 91,249
4.68%, 7/17/2026 175,000 169,862
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
3.13%, 7/27/2026 50,000 45,626
0.99%, 12/10/2026 295,000 252,726
3.63%, 1/20/2027 150,000 138,370
3.95%, 4/23/2027 50,000 46,296
1.51%, 7/20/2027 40,000 33,921
3.59%, 7/22/2028 95,000 85,189
Series G, 3.77%, 1/24/2029 50,000 44,606
4.43%, 1/23/2030 125,000 113,979
3.62%, 4/01/2031 45,000 38,369
1.93%, 4/28/2032 125,000 90,597
2.24%, 7/21/2032 15,000 11,129
2.51%, 10/20/2032 15,000 11,306
2.94%, 1/21/2033 25,000 19,448
4.89%, 7/20/2033 50,000 45,641
6.34%, 10/18/2033 50,000 50,785
5.30%, 4/20/2037 50,000 44,471
4.46%, 4/22/2039 160,000 131,216
6.38%, 7/24/2042 100,000 101,303
4.38%, 1/22/2047 25,000 19,447
Morgan Stanley Domestic Holdings, Inc., 3.80%,
8/24/2027 29,000 26,503
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 12,095
National Health Investors, Inc., 3.00%,
2/01/2031 75,000 51,765
NatWest Group PLC, 5.08%, 1/27/2030 50,000 44,566
New York Community Bancorp, Inc., 5.90%,
11/06/2028 200,000 196,501
Northern Trust Corp.
3.15%, 5/03/2029 25,000 22,006
3.38%, 5/08/2032 50,000 44,602
Oesterreichische Kontrollbank AG, 3.13%,
11/07/2023 50,000 49,216
Office Properties Income Trust
4.25%, 5/15/2024 35,000 31,941
4.50%, 2/01/2025 160,000 133,558
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 13,660
4.75%, 1/15/2028 25,000 22,441
3.63%, 10/01/2029 75,000 59,753
3.25%, 4/15/2033 50,000 34,868
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 9,138
2.88%, 6/11/2028 50,000 37,707
Owl Rock Capital Corp. III, 3.13%, 4/13/2027 50,000 40,213
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 40,101
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 43,814
Physicians Realty LP, 3.95%, 1/15/2028 25,000 22,391
PNC Bank NA, 2.70%, 10/22/2029 75,000 60,919
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 33,000
2.60%, 7/23/2026 180,000 162,603
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 39,969
4.35%, 5/15/2043 90,000 69,868
4.30%, 11/15/2046 50,000 38,720
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 9,296
ProLogis LP
3.25%, 10/01/2026 49,000 45,555

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
2.88%, 11/15/2029 44,000 36,763
1.75%, 2/01/2031 10,000 7,548
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 32,454
3.44%, 10/15/2028 25,000 18,344
Prudential Financial, Inc.
5.38%, 5/15/2045 50,000 46,833
3.94%, 12/07/2049 10,000 7,347
4.35%, 2/25/2050 565,000 447,101
3.70%, 3/13/2051 55,000 39,004
Radian Group, Inc., 4.88%, 3/15/2027 50,000 44,245
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 18,623
4.95%, 7/15/2046 63,000 53,143
Realty Income Corp., 4.65%, 3/15/2047 50,000 41,135
Regency Centers LP
2.95%, 9/15/2029 25,000 20,314
3.70%, 6/15/2030 10,000 8,433
4.40%, 2/01/2047 25,000 18,120
RenaissanceRe Finance, Inc., 3.45%, 7/01/2027 75,000 68,642
RenaissanceRe Holdings Ltd., 3.60%, 4/15/2029 100,000 88,118
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 36,705
Royal Bank of Canada
0.43%, 1/19/2024 38,000 35,854
2.25%, 11/01/2024 100,000 94,059
1.15%, 6/10/2025 50,000 44,898
1.20%, 4/27/2026 50,000 43,156
Sabra Health Care LP
5.13%, 8/15/2026 100,000 90,512
3.20%, 12/01/2031 150,000 108,165
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 44,370
Santander Holdings USA, Inc.
3.50%, 6/07/2024 75,000 71,907
3.24%, 10/05/2026 75,000 66,201
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 18,355
1.67%, 6/14/2027 50,000 40,862
2.90%, 3/15/2032 125,000 90,448
Santander UK PLC
4.00%, 3/13/2024 80,000 78,359
2.88%, 6/18/2024 150,000 143,724
Signature Bank, 4.00%, 10/15/2030 150,000 136,687
Simon Property Group LP
3.25%, 11/30/2026 34,000 31,009
2.45%, 9/13/2029 100,000 80,136
4.75%, 3/15/2042 20,000 15,983
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026
(a)
50,000 42,205
Spirit Realty LP
4.45%, 9/15/2026 50,000 47,024
4.00%, 7/15/2029 15,000 12,673
3.20%, 2/15/2031 10,000 7,657
2.70%, 2/15/2032 25,000 17,692
State Street Corp.
2.90%, 3/30/2026 50,000 46,991
2.20%, 3/03/2031 75,000 57,712
3.15%, 3/30/2031 40,000 33,772
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
4.16%, 8/04/2033 150,000 132,917
3.03%, 11/01/2034 125,000 101,673
Stewart Information Services Corp., 3.60%,
11/15/2031 175,000 131,605
STORE Capital Corp.
4.50%, 3/15/2028 30,000 27,328
4.63%, 3/15/2029 35,000 32,510
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 40,357
3.45%, 1/11/2027 40,000 36,373
2.14%, 9/23/2030 45,000 32,950
1.71%, 1/12/2031 165,000 117,636
SVB Financial Group
3.13%, 6/05/2030 157,000 123,081
1.80%, 2/02/2031 100,000 68,690
Synchrony Financial
3.70%, 8/04/2026 90,000 80,824
5.15%, 3/19/2029 125,000 112,020
Tanger Properties LP, 2.75%, 9/01/2031 50,000 34,254
Toronto-Dominion Bank (The)
3.25%, 3/11/2024 40,000 38,925
2.65%, 6/12/2024 197,000 188,905
1.25%, 12/13/2024 75,000 68,858
4.69%, 9/15/2027 100,000 95,815
3.20%, 3/10/2032 100,000 81,407
4.46%, 6/08/2032 25,000 22,465
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 23,548
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 15,871
Truist Bank, 3.30%, 5/15/2026 200,000 183,689
Truist Financial Corp.
3.75%, 12/06/2023 111,000 109,473
2.50%, 8/01/2024 30,000 28,607
4.26%, 7/28/2026 50,000 48,202
3.88%, 3/19/2029 70,000 62,335
UDR, Inc.
2.95%, 9/01/2026 40,000 36,001
Series G, 3.50%, 1/15/2028 50,000 44,054
3.00%, 8/15/2031 50,000 39,315
2.10%, 8/01/2032 25,000 17,654
Unum Group
5.75%, 8/15/2042 50,000 41,238
4.50%, 12/15/2049 10,000 6,553
US Bancorp
2.40%, 7/30/2024 90,000 86,018
3.60%, 9/11/2024 10,000 9,732
1.45%, 5/12/2025 35,000 31,985
Series V, 2.38%, 7/22/2026 45,000 40,781
Series D, 3.00%, 7/30/2029 25,000 21,132
1.38%, 7/22/2030 50,000 36,931
4.97%, 7/22/2033 100,000 91,072
Ventas Realty LP
3.85%, 4/01/2027 40,000 36,950
3.00%, 1/15/2030 15,000 12,255
4.38%, 2/01/2045 15,000 10,947
4.88%, 4/15/2049 10,000 7,987
Visa, Inc.
3.15%, 12/14/2025 25,000 23,792

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Financial – 8.3% (continued)
1.90%, 4/15/2027 125,000 110,361
4.15%, 12/14/2035 50,000 45,274
2.70%, 4/15/2040 25,000 17,805
4.30%, 12/14/2045 100,000 85,278
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 43,209
4.80%, 6/15/2046 50,000 38,028
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 32,699
Wachovia Corp., 5.50%, 8/01/2035 35,000 31,903
Wells Fargo & Co.
4.48%, 1/16/2024 200,000 198,140
3.75%, 1/24/2024 241,000 236,994
3.55%, 9/29/2025 25,000 23,692
2.41%, 10/30/2025 50,000 46,558
2.19%, 4/30/2026 15,000 13,650
4.10%, 6/03/2026 100,000 94,533
4.54%, 8/15/2026 100,000 96,200
3.00%, 10/23/2026 10,000 9,056
3.20%, 6/17/2027 45,000 40,769
3.58%, 5/22/2028 150,000 135,083
4.81%, 7/25/2028 50,000 47,417
4.15%, 1/24/2029 20,000 18,200
Series B, 7.95%, 11/15/2029 15,000 15,942
2.88%, 10/30/2030 90,000 73,760
2.57%, 2/11/2031 25,000 19,944
4.90%, 7/25/2033 125,000 114,126
3.07%, 4/30/2041 30,000 20,319
5.38%, 11/02/2043 160,000 135,270
5.61%, 1/15/2044 50,000 43,604
4.65%, 11/04/2044 50,000 38,662
Series G, 4.90%, 11/17/2045 30,000 23,919
4.75%, 12/07/2046 20,000 15,443
5.01%, 4/04/2051 25,000 21,115
Welltower, Inc.
3.63%, 3/15/2024 10,000 9,719
4.13%, 3/15/2029 25,000 22,216
2.75%, 1/15/2031 115,000 88,563
Western Alliance Bancorp, 3.00%, 6/15/2031 100,000 84,879
Western Union Co. (The)
2.85%, 1/10/2025 65,000 61,033
1.35%, 3/15/2026 50,000 42,827
2.75%, 3/15/2031 25,000 18,314
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 39,236
2.89%, 2/04/2030 25,000 22,835
5.41%, 8/10/2033 25,000 21,816
4.11%, 7/24/2034 50,000 41,466
2.67%, 11/15/2035 45,000 32,012
3.02%, 11/18/2036 50,000 35,333
2.96%, 11/16/2040 41,000 24,762
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 13,099
Willis North America, Inc., 5.05%, 9/15/2048 60,000 47,260
Wintrust Financial Corp., 4.85%, 6/06/2029 25,000 22,461
WP Carey, Inc., 3.85%, 7/15/2029 25,000 21,668
XLIT Ltd., 5.25%, 12/15/2043 25,000 23,037
30,977,212
Industrial – 1.8%
3M Co.
2.88%, 10/15/2027 75,000 67,559
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Industrial – 1.8% (continued)
3.05%, 4/15/2030
(a)
15,000 12,831
3.63%, 10/15/2047 50,000 34,980
3.25%, 8/26/2049 10,000 6,653
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 41,996
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 79,700
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 23,060
Amphenol Corp., 2.80%, 2/15/2030 20,000 16,644
Avnet, Inc., 5.50%, 6/01/2032 50,000 44,719
Berry Global, Inc., 1.65%, 1/15/2027 25,000 20,618
Boeing Co. (The)
1.95%, 2/01/2024 65,000 61,992
4.88%, 5/01/2025 10,000 9,768
2.20%, 2/04/2026 25,000 22,228
3.25%, 2/01/2028 134,000 116,438
2.95%, 2/01/2030 10,000 8,012
5.15%, 5/01/2030 10,000 9,245
6.13%, 2/15/2033 105,000 101,821
3.60%, 5/01/2034 90,000 67,010
3.25%, 2/01/2035 45,000 31,727
6.63%, 2/15/2038 25,000 23,793
3.63%, 3/01/2048 25,000 15,135
3.85%, 11/01/2048 50,000 31,498
5.81%, 5/01/2050 85,000 73,038
3.83%, 3/01/2059 45,000 26,381
5.93%, 5/01/2060 25,000 21,146
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 21,127
6.15%, 5/01/2037 25,000 26,125
5.75%, 5/01/2040 20,000 19,782
4.90%, 4/01/2044 15,000 13,419
4.55%, 9/01/2044 27,000 22,932
4.70%, 9/01/2045 40,000 34,330
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 26,318
3.20%, 8/02/2046 50,000 34,014
4.45%, 1/20/2049 100,000 83,926
Canadian Pacific Railway Co., 6.13%, 9/15/2115 50,000 45,476
Carrier Global Corp.
2.72%, 2/15/2030 25,000 20,540
3.38%, 4/05/2040 20,000 14,255
3.58%, 4/05/2050 62,000 41,502
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 9,753
1.45%, 5/15/2025 20,000 18,387
Caterpillar, Inc., 5.20%, 5/27/2041 20,000 19,356
CSX Corp.
3.40%, 8/01/2024 15,000 14,579
3.35%, 11/01/2025 25,000 23,709
6.00%, 10/01/2036 40,000 40,112
6.22%, 4/30/2040 20,000 20,497
4.75%, 11/15/2048 13,000 11,054
3.35%, 9/15/2049 250,000 169,244
3.80%, 4/15/2050 15,000 10,890
2.50%, 5/15/2051 10,000 5,674
4.25%, 11/01/2066 50,000 36,030
Deere & Co.
2.75%, 4/15/2025 10,000 9,517
5.38%, 10/16/2029 50,000 50,780

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Industrial – 1.8% (continued)
3.90%, 6/09/2042 25,000 20,771
Dover Corp., 5.38%, 10/15/2035 25,000 23,421
Eaton Corp., 4.15%, 11/02/2042 55,000 44,287
Emerson Electric Co., 1.95%, 10/15/2030 75,000 58,967
FedEx Corp.
4.25%, 5/15/2030 10,000 9,020
4.90%, 1/15/2034 30,000 27,321
3.90%, 2/01/2035 70,000 57,090
3.88%, 8/01/2042 75,000 53,968
4.75%, 11/15/2045 15,000 11,860
4.55%, 4/01/2046 30,000 22,996
4.40%, 1/15/2047 10,000 7,449
Flex Ltd.
3.75%, 2/01/2026 25,000 23,158
4.88%, 6/15/2029 100,000 89,547
4.88%, 5/12/2030 75,000 66,312
GATX Corp.
3.85%, 3/30/2027 50,000 45,343
4.70%, 4/01/2029 30,000 27,584
3.10%, 6/01/2051 50,000 27,983
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/2035 200,000 176,286
General Dynamics Corp.
3.25%, 4/01/2025 50,000 48,072
3.50%, 5/15/2025 110,000 106,566
3.50%, 4/01/2027 40,000 37,607
4.25%, 4/01/2040 10,000 8,609
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 23,942
2.50%, 11/01/2026 50,000 45,746
1.75%, 9/01/2031 50,000 38,717
3.81%, 11/21/2047 70,000 55,259
Hubbell, Inc., 3.15%, 8/15/2027 50,000 44,958
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 71,425
3.48%, 12/01/2027 50,000 44,584
4.20%, 5/01/2030 25,000 22,067
IDEX Corp., 2.63%, 6/15/2031 25,000 19,949
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 32,166
Jabil, Inc.
4.25%, 5/15/2027 50,000 46,333
3.95%, 1/12/2028 10,000 9,031
John Deere Capital Corp.
3.45%, 1/10/2024 10,000 9,846
2.13%, 3/07/2025 300,000 281,698
2.35%, 3/08/2027 5,000 4,481
2.80%, 7/18/2029 50,000 43,280
2.45%, 1/09/2030 20,000 16,730
Kansas City Southern
2.88%, 11/15/2029 43,000 36,191
4.30%, 5/15/2043 40,000 31,206
4.70%, 5/01/2048 50,000 40,953
Keysight Technologies, Inc., 3.00%, 10/30/2029 60,000 50,248
Kirby Corp., 4.20%, 3/01/2028 65,000 57,428
L3Harris Technologies, Inc.
3.83%, 4/27/2025 75,000 72,019
4.40%, 6/15/2028 100,000 93,628
1.80%, 1/15/2031 50,000 37,374
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Industrial – 1.8% (continued)
Lafarge SA, 7.13%, 7/15/2036 40,000 41,452
Lennox International, Inc., 1.35%, 8/01/2025 50,000 44,395
Lockheed Martin Corp.
3.55%, 1/15/2026 49,000 47,169
3.80%, 3/01/2045 90,000 69,602
4.09%, 9/15/2052 50,000 39,563
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 25,000 22,752
Mohawk Industries, Inc., 3.63%, 5/15/2030
(a)
10,000 8,216
Norfolk Southern Corp.
4.15%, 2/28/2048 50,000 38,519
2.90%, 8/25/2051 100,000 60,320
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 18,127
4.75%, 6/01/2043 35,000 30,413
nVent Finance Sarl, 2.75%, 11/15/2031 100,000 73,316
Oshkosh Corp., 3.10%, 3/01/2030 105,000 83,986
Otis Worldwide Corp.
2.29%, 4/05/2027
(a)
40,000 35,118
3.36%, 2/15/2050 50,000 32,503
Packaging Corp. of America, 3.40%, 12/15/2027 45,000 40,495
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 95,820
3.25%, 6/14/2029 25,000 21,719
4.10%, 3/01/2047 70,000 52,605
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 54,288
3.20%, 3/15/2024 5,000 4,868
3.13%, 5/04/2027 58,000 53,003
7.20%, 8/15/2027 25,000 27,086
2.38%, 3/15/2032 50,000 39,071
6.05%, 6/01/2036 20,000 20,353
4.80%, 12/15/2043 31,000 26,672
4.63%, 11/16/2048 55,000 46,358
3.13%, 7/01/2050 25,000 16,449
3.03%, 3/15/2052 50,000 31,774
Republic Services, Inc.
0.88%, 11/15/2025 20,000 17,538
2.30%, 3/01/2030 50,000 40,937
1.75%, 2/15/2032 20,000 14,855
3.05%, 3/01/2050 25,000 16,045
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 41,581
Ryder System, Inc., 2.50%, 9/01/2024 50,000 47,263
Snap-On, Inc.
3.25%, 3/01/2027 25,000 23,374
3.10%, 5/01/2050 75,000 50,422
TD Synnex Corp., 1.25%, 8/09/2024 50,000 45,976
Textron, Inc.
4.30%, 3/01/2024 25,000 24,678
4.00%, 3/15/2026 25,000 23,821
3.65%, 3/15/2027 25,000 22,792
3.38%, 3/01/2028 84,000 73,883
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 43,605
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 31,878
Union Pacific Corp.
3.00%, 4/15/2027 67,000 61,458
3.60%, 9/15/2037 50,000 40,170

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Industrial – 1.8% (continued)
3.55%, 8/15/2039 50,000 38,948
4.05%, 3/01/2046 75,000 58,379
4.00%, 4/15/2047 100,000 77,006
4.50%, 9/10/2048 10,000 8,267
4.10%, 9/15/2067 15,000 10,867
3.80%, 4/06/2071 50,000 33,906
3.85%, 2/14/2072
(a)
15,000 10,234
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 48,931
3.05%, 11/15/2027
(a)
25,000 22,979
5.30%, 4/01/2050 20,000 19,569
Vontier Corp.
2.40%, 4/01/2028 75,000 58,176
2.95%, 4/01/2031 150,000 105,325
Waste Management, Inc.
3.13%, 3/01/2025 75,000 72,147
4.10%, 3/01/2045 25,000 20,061
4.15%, 7/15/2049 15,000 12,118
2.50%, 11/15/2050 20,000 11,676
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 75,000 73,551
3.45%, 11/15/2026 60,000 54,112
4.95%, 9/15/2028 100,000 93,298
WRKCo, Inc.
4.65%, 3/15/2026 75,000 72,670
4.00%, 3/15/2028 25,000 22,757
6,756,061
Technology – 1.7%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 9,401
Adobe, Inc., 2.15%, 2/01/2027 40,000 35,941
Amdocs Ltd., 2.54%, 6/15/2030 65,000 50,895
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,567
Apple, Inc.
3.00%, 2/09/2024 9,000 8,817
1.80%, 9/11/2024 10,000 9,495
1.13%, 5/11/2025 15,000 13,730
3.20%, 5/13/2025 125,000 120,421
0.55%, 8/20/2025 10,000 8,925
0.70%, 2/08/2026 10,000 8,770
3.25%, 2/23/2026 150,000 142,988
3.35%, 2/09/2027 281,000 266,538
2.90%, 9/12/2027 50,000 45,982
1.25%, 8/20/2030 10,000 7,677
1.65%, 2/08/2031 60,000 47,070
2.38%, 2/08/2041 60,000 40,135
3.85%, 5/04/2043 211,000 171,583
4.65%, 2/23/2046 25,000 22,543
2.65%, 5/11/2050 150,000 94,288
2.55%, 8/20/2060 50,000 28,804
2.80%, 2/08/2061 10,000 5,932
Applied Materials, Inc.
1.75%, 6/01/2030 280,000 221,163
5.10%, 10/01/2035 30,000 29,080
2.75%, 6/01/2050 100,000 63,714
AutoDesk, Inc., 2.85%, 1/15/2030 91,000 75,936
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 9,796
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 43,880
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Technology – 1.7% (continued)
2.45%, 2/15/2031
(b)
305,000 229,678
4.15%, 4/15/2032
(b)
50,000 41,946
4.93%, 5/15/2037
(b)
50,000 41,210
3.50%, 2/15/2041
(b)
5,000 3,337
3.75%, 2/15/2051
(b)
5,000 3,198
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 9,250
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 50,000 43,149
4.25%, 4/01/2028 50,000 44,124
3.28%, 12/01/2028 100,000 82,036
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 9,759
4.90%, 10/01/2026 50,000 48,014
3.45%, 12/15/2051
(b)
110,000 62,440
DXC Technology Co., 2.38%, 9/15/2028 30,000 24,812
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 19,275
Fidelity National Information Services, Inc.,
4.50%, 7/15/2025 50,000 48,660
Fiserv, Inc.
2.75%, 7/01/2024 25,000 23,912
4.40%, 7/01/2049 50,000 37,613
Fortinet, Inc., 1.00%, 3/15/2026 50,000 42,943
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 9,466
6.20%, 10/15/2035 50,000 48,955
6.35%, 10/15/2045 20,000 18,073
HP, Inc.
3.00%, 6/17/2027 100,000 88,169
6.00%, 9/15/2041 35,000 31,028
Intel Corp.
3.15%, 5/11/2027 30,000 27,708
2.45%, 11/15/2029 80,000 66,375
4.00%, 12/15/2032 31,000 27,345
4.10%, 5/19/2046 109,000 82,155
4.10%, 5/11/2047 40,000 29,813
4.75%, 3/25/2050 150,000 121,847
3.10%, 2/15/2060 35,000 19,874
5.05%, 8/05/2062 40,000 32,601
International Business Machines Corp.
4.00%, 7/27/2025 50,000 48,722
3.45%, 2/19/2026 100,000 94,893
3.30%, 1/27/2027 100,000 92,694
1.70%, 5/15/2027 50,000 42,989
4.15%, 5/15/2039 100,000 81,410
2.85%, 5/15/2040 150,000 101,184
4.00%, 6/20/2042 25,000 19,309
Intuit, Inc., 1.65%, 7/15/2030 69,000 53,336
KLA Corp., 5.00%, 3/15/2049 50,000 43,883
Kyndryl Holdings, Inc., 2.70%, 10/15/2028 50,000 36,144
LAM Research Corp., 3.13%, 6/15/2060 50,000 30,106
Micron Technology, Inc., 4.66%, 2/15/2030 25,000 22,296
Microsoft Corp.
3.63%, 12/15/2023 50,000 49,525
2.88%, 2/06/2024 30,000 29,351
2.40%, 8/08/2026 25,000 23,132
3.30%, 2/06/2027 148,000 140,751
4.20%, 11/03/2035 50,000 46,611
4.50%, 10/01/2040 75,000 69,254

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Technology – 1.7% (continued)
4.25%, 2/06/2047
(a)
40,000 35,123
2.53%, 6/01/2050 25,000 15,709
2.92%, 3/17/2052 170,000 115,102
3.95%, 8/08/2056 25,000 19,895
3.04%, 3/17/2062 81,000 52,770
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,075
NVIDIA Corp.
2.85%, 4/01/2030 124,000 105,633
3.50%, 4/01/2040 20,000 15,182
3.50%, 4/01/2050 40,000 28,398
Oracle Corp.
3.40%, 7/08/2024 50,000 48,504
1.65%, 3/25/2026 50,000 43,955
2.65%, 7/15/2026 225,000 202,376
2.80%, 4/01/2027 50,000 44,211
2.95%, 4/01/2030 22,000 17,919
2.88%, 3/25/2031 10,000 7,885
4.30%, 7/08/2034 100,000 82,248
3.85%, 7/15/2036 125,000 93,607
3.80%, 11/15/2037 50,000 36,480
6.13%, 7/08/2039 50,000 45,745
4.00%, 11/15/2047 30,000 19,827
3.60%, 4/01/2050 85,000 52,332
3.95%, 3/25/2051 50,000 32,705
4.38%, 5/15/2055 25,000 16,950
3.85%, 4/01/2060 125,000 75,428
4.10%, 3/25/2061 10,000 6,266
QUALCOMM, Inc.
4.65%, 5/20/2035 50,000 46,224
4.80%, 5/20/2045 87,000 76,883
4.50%, 5/20/2052 10,000 8,291
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 17,702
ServiceNow, Inc., 1.40%, 9/01/2030 150,000 110,500
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 19,550
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 43,514
2.25%, 9/04/2029 13,000 10,946
1.90%, 9/15/2031 50,000 39,112
4.15%, 5/15/2048 250,000 206,251
TSMC Arizona Corp.
3.88%, 4/22/2027 200,000 187,218
2.50%, 10/25/2031 200,000 155,188
VMware, Inc.
4.50%, 5/15/2025 25,000 24,398
1.40%, 8/15/2026 50,000 42,718
Western Digital Corp., 4.75%, 2/15/2026 150,000 138,587
Xilinx, Inc.
2.95%, 6/01/2024 35,000 33,886
2.38%, 6/01/2030 35,000 28,538
6,450,257
Utilities – 2.1%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 88,547
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 69,297
3.80%, 6/15/2049 30,000 21,423
AES Corp. (The)
1.38%, 1/15/2026 200,000 173,209
2.45%, 1/15/2031 50,000 37,765
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Utilities – 2.1% (continued)
Alabama Power Co.
3.75%, 3/01/2045 50,000 36,239
3.13%, 7/15/2051 15,000 9,729
Ameren Corp., 1.75%, 3/15/2028 50,000 40,978
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 7,590
American Water Capital Corp.
3.40%, 3/01/2025 50,000 48,019
2.95%, 9/01/2027 100,000 90,128
3.75%, 9/01/2028 40,000 36,877
2.80%, 5/01/2030 25,000 20,916
6.59%, 10/15/2037 90,000 94,474
4.00%, 12/01/2046 25,000 18,719
Arizona Public Service Co.
4.25%, 3/01/2049 50,000 36,210
3.50%, 12/01/2049 65,000 41,518
3.35%, 5/15/2050 50,000 31,062
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 33,535
3.38%, 9/15/2049 50,000 33,744
Avangrid, Inc., 3.20%, 4/15/2025 25,000 23,600
Baltimore Gas & Electric Co., 2.90%, 6/15/2050 25,000 15,434
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 40,000 39,161
6.13%, 4/01/2036 35,000 35,534
2.85%, 5/15/2051 50,000 29,984
Black Hills Corp.
3.05%, 10/15/2029 150,000 123,046
3.88%, 10/15/2049 10,000 6,692
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030 50,000 38,079
4.10%, 9/01/2047 25,000 19,060
Cleco Securitization I LLC, Series A-2, 4.65%,
9/01/2042 50,000 44,755
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/2036 30,000 28,823
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 72,639
4.00%, 3/01/2048 20,000 15,350
4.00%, 3/01/2049 20,000 15,155
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 23,792
Series C, 4.00%, 11/15/2057 50,000 35,438
Series C, 3.00%, 12/01/2060 20,000 11,375
Constellation Energy Generation LLC, 5.75%,
10/01/2041 30,000 27,037
Consumers Energy Co.
4.20%, 9/01/2052 100,000 79,678
2.50%, 5/01/2060 50,000 26,361
Delmarva Power & Light Co., 4.15%, 5/15/2045 25,000 19,094
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 23,321
5.10%, 6/01/2065 50,000 43,051
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 30,000 26,194
Series D, 2.85%, 8/15/2026 100,000 90,446
7.00%, 6/15/2038 25,000 25,505
Series B, 3.30%, 4/15/2041 25,000 17,691
Series C, 4.90%, 8/01/2041 25,000 21,151

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Utilities – 2.1% (continued)
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 81,802
4.25%, 12/15/2041 30,000 24,204
3.75%, 6/01/2045 75,000 54,505
3.88%, 3/15/2046 75,000 55,893
3.55%, 3/15/2052 100,000 69,839
Duke Energy Corp.
2.65%, 9/01/2026 50,000 45,208
2.45%, 6/01/2030 95,000 75,951
3.75%, 9/01/2046 20,000 13,748
4.20%, 6/15/2049 25,000 18,235
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 77,146
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 15,982
2.75%, 4/01/2050 45,000 26,386
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 34,821
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 32,165
El Paso Electric Co., 6.00%, 5/15/2035 58,000 54,791
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,224
ENEL Americas SA, 4.00%, 10/25/2026 50,000 46,224
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 24,337
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 31,023
4.20%, 9/01/2048 60,000 46,456
4.75%, 9/15/2052 100,000 83,223
Essential Utilities, Inc.
3.57%, 5/01/2029 50,000 43,697
3.35%, 4/15/2050 15,000 9,444
Evergy Metro, Inc., Series 2020, 2.25%,
6/01/2030 40,000 32,042
Evergy, Inc.
2.45%, 9/15/2024 100,000 94,215
2.90%, 9/15/2029 100,000 82,545
Eversource Energy
Series O, 4.25%, 4/01/2029 100,000 92,244
Series R, 1.65%, 8/15/2030 100,000 75,021
Florida Power & Light Co.
2.85%, 4/01/2025 214,000 203,227
5.96%, 4/01/2039 25,000 25,031
3.80%, 12/15/2042 50,000 38,631
Georgia Power Co.
4.30%, 3/15/2042 100,000 80,743
4.30%, 3/15/2043 25,000 19,751
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 19,069
Interstate Power & Light Co., 2.30%, 6/01/2030 15,000 11,911
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 45,078
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 19,253
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 67,954
5.80%, 10/15/2036 50,000 50,089
4.25%, 7/15/2049 30,000 23,986
National Fuel Gas Co., 2.95%, 3/01/2031 200,000 150,125
National Grid USA, 5.80%, 4/01/2035 25,000 22,769
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026 45,000 38,944
4.30%, 3/15/2049 15,000 11,768
Nevada Power Co., Series EE, 3.13%, 8/01/2050 25,000 15,575
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Utilities – 2.1% (continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 100,000 86,537
2.25%, 6/01/2030 30,000 23,819
2.44%, 1/15/2032 50,000 38,721
3.00%, 1/15/2052 50,000 30,691
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,286
5.25%, 2/15/2043 35,000 30,186
Northern States Power Co.
3.40%, 8/15/2042 25,000 18,343
4.00%, 8/15/2045 40,000 30,729
2.90%, 3/01/2050 20,000 12,742
Oglethorpe Power Corp., 5.38%, 11/01/2040 50,000 42,594
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 14,962
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 128,315
4.15%, 4/01/2047 35,000 26,624
3.85%, 8/15/2047 25,000 18,079
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 40,000 26,296
Pacific Gas & Electric Co.
3.85%, 11/15/2023 50,000 48,839
3.15%, 1/01/2026 10,000 9,010
2.10%, 8/01/2027 10,000 8,216
4.65%, 8/01/2028 100,000 87,021
4.55%, 7/01/2030 5,000 4,385
2.50%, 2/01/2031 50,000 37,327
4.50%, 7/01/2040 30,000 22,347
3.30%, 8/01/2040 30,000 19,527
4.20%, 6/01/2041 75,000 52,940
4.60%, 6/15/2043 100,000 71,541
4.00%, 12/01/2046 50,000 31,809
3.95%, 12/01/2047 50,000 32,489
4.95%, 7/01/2050 30,000 22,386
PacifiCorp, 4.10%, 2/01/2042 35,000 27,062
PECO Energy Co.
3.00%, 9/15/2049 40,000 25,537
2.85%, 9/15/2051 50,000 30,740
4.38%, 8/15/2052 100,000 81,786
PG&E Energy Recovery Funding LLC, Series A-3,
2.82%, 7/15/2046 25,000 16,490
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 50,000 47,001
Series A-2, 4.72%, 6/01/2037 50,000 46,198
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 19,642
3.35%, 6/01/2050 15,000 9,538
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,480
3.60%, 9/15/2042 25,000 18,457
Series 34, 3.20%, 3/01/2050 20,000 13,348
Public Service Co. of New Hampshire, 3.60%,
7/01/2049 100,000 71,560
Public Service Electric & Gas Co.
3.95%, 5/01/2042 35,000 27,435
3.65%, 9/01/2042 25,000 18,788
3.80%, 3/01/2046 25,000 18,651

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Utilities – 2.1% (continued)
Public Service Enterprise Group, Inc.
0.84%, 11/08/2023 100,000 95,298
0.80%, 8/15/2025 10,000 8,776
1.60%, 8/15/2030 60,000 44,621
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 65,499
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 25,685
2.89%, 9/15/2051 25,000 14,938
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 45,613
Series XXX, 3.00%, 3/15/2032 100,000 82,155
Series RRR, 3.75%, 6/01/2047 60,000 42,768
Series TTT, 4.10%, 6/15/2049 10,000 7,580
Sempra Energy, 3.80%, 2/01/2038 15,000 11,402
Southern California Edison Co.
2.25%, 6/01/2030 125,000 98,503
Series G, 2.50%, 6/01/2031 25,000 19,641
6.00%, 1/15/2034 160,000 156,515
Series 05-E, 5.35%, 7/15/2035 40,000 36,519
4.50%, 9/01/2040 75,000 59,670
Series C, 3.60%, 2/01/2045 25,000 16,616
Series B, 4.88%, 3/01/2049 25,000 20,119
Southern California Gas Co.
3.15%, 9/15/2024 40,000 38,590
3.75%, 9/15/2042 35,000 25,356
Series VV, 4.30%, 1/15/2049 65,000 49,391
Series WW, 3.95%, 2/15/2050 15,000 10,847
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 8,741
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 90,000 67,068
Series 21A, 3.15%, 9/30/2051 25,000 15,097
Southern Power Co., 5.25%, 7/15/2043 20,000 16,794
Southwest Gas Corp.
3.70%, 4/01/2028 140,000 123,735
2.20%, 6/15/2030 130,000 96,980
4.15%, 6/01/2049 25,000 16,631
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 109,941
Series J, 3.90%, 4/01/2045 40,000 28,045
Tampa Electric Co., 3.88%, 7/12/2024 50,000 48,708
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 25,012
Tucson Electric Power Co., 1.50%, 8/01/2030 50,000 37,214
Union Electric Co.
2.95%, 3/15/2030 50,000 42,836
3.25%, 10/01/2049 75,000 48,932
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 180,000 168,308
Series A, 3.80%, 4/01/2028 50,000 46,556
Series B, 3.80%, 9/15/2047 20,000 14,567
4.60%, 12/01/2048 20,000 16,449
2.45%, 12/15/2050 35,000 19,719
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 41,028
Wisconsin Power & Light Co., 1.95%, 9/16/2031 50,000 38,217
Xcel Energy, Inc.
2.60%, 12/01/2029 10,000 8,236
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 23.9% (continued)
Utilities – 2.1% (continued)
3.50%, 12/01/2049 25,000 16,874
7,645,964
Total Corporate Bonds (cost $106,304,755) 88,878,259
Foreign Governmental – 1.4%
Chile Government International Bond
3.24%, 2/06/2028 40,000 36,077
2.45%, 1/31/2031
(a)
20,000 16,040
3.10%, 1/22/2061 100,000 56,190
Hungary Government International Bond,
5.75%, 11/22/2023 120,000 119,772
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 30,364
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 181,813
3.40%, 9/18/2029 70,000 61,287
1.85%, 3/12/2031
(a)
20,000 15,244
3.05%, 3/12/2051 20,000 12,761
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 42,805
Israel Government International Bond, 3.88%,
7/03/2050 160,000 121,658
Korea International Bond, 4.13%, 6/10/2044 200,000 178,112
Mexico Government International Bond
4.50%, 4/22/2029 50,000 46,548
3.25%, 4/16/2030
(a)
75,000 63,223
2.66%, 5/24/2031 50,000 38,851
4.75%, 4/27/2032 60,000 54,434
Series A, 7.50%, 4/08/2033 150,000 162,541
Series A, 6.75%, 9/27/2034 89,000 89,486
6.05%, 1/11/2040 40,000 36,988
4.28%, 8/14/2041 100,000 72,804
4.75%, 3/08/2044 174,000 132,498
4.50%, 1/31/2050 150,000 106,934
5.75%, 10/12/2110 20,000 15,271
Panama Government International Bond
4.00%, 9/22/2024 50,000 48,511
7.13%, 1/29/2026 175,000 183,345
9.38%, 4/01/2029 100,000 115,572
6.70%, 1/26/2036 40,000 39,134
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 18,069
4.13%, 8/25/2027
(a)
100,000 94,138
2.84%, 6/20/2030 20,000 16,228
2.78%, 1/23/2031 200,000 158,151
1.86%, 12/01/2032 165,000 114,554
8.75%, 11/21/2033 20,000 23,725
3.23%, 7/28/2121 100,000 53,163
Philippine Government International Bond
9.50%, 2/02/2030 117,000 140,720
1.95%, 1/06/2032 100,000 75,917
2.65%, 12/10/2045 350,000 212,800
Province of Alberta Canada
2.95%, 1/23/2024 50,000 48,944
3.30%, 3/15/2028 25,000 23,380
1.30%, 7/22/2030 325,000 255,104
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 18,948
0.90%, 7/20/2026 50,000 43,611
1.30%, 1/29/2031
(a)
220,000 171,733

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.4% (continued)
Province of Manitoba Canada, 2.13%,
6/22/2026 310,000 282,375
Province of Ontario Canada
3.20%, 5/16/2024 30,000 29,314
0.63%, 1/21/2026 10,000 8,778
1.05%, 4/14/2026 15,000 13,252
2.50%, 4/27/2026 175,000 162,500
1.05%, 5/21/2027 65,000 55,479
1.13%, 10/07/2030 50,000 38,495
1.60%, 2/25/2031 130,000 103,183
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 118,511
0.60%, 7/23/2025 100,000 89,688
2.50%, 4/20/2026 20,000 18,589
2.75%, 4/12/2027 150,000 138,994
1.90%, 4/21/2031 15,000 12,199
Republic of Italy Government International Bond
0.88%, 5/06/2024 150,000 138,930
5.38%, 6/15/2033 40,000 37,010
4.00%, 10/17/2049 20,000 13,299
3.88%, 5/06/2051 105,000 67,195
Republic of Poland Government International
Bond, 4.00%, 1/22/2024 100,000 98,535
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 180,844
5/11/2037
(c)
30,000 14,520
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 49,511
4.98%, 4/20/2055 142,000 123,898
Total Foreign Governmental (cost
$6,380,244) 5,342,547
Municipal Securities – 0.4%
California State University, RB, 2.72%,
11/01/2052 50,000 29,333
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 158,327
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 125,766
Commonwealth of Massachusetts, RB, 4.11%,
7/15/2031 100,000 95,135
Los Angeles Department of Water & Power, RB,
5.72%, 7/01/2039 200,000 204,699
Michigan State University, RB, 4.17%,
8/15/2122 100,000 68,259
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 100,000 100,448
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 22,782
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 16,748
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 7,963
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 90,481
Regents of The University of California Medical
Center Pooled, RB, 6.58%, 5/15/2049 100,000 108,850
State Board of Administration Finance Corp., RB,
1.71%, 7/01/2027 100,000 83,981
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4% (continued)
State of California, GO
7.30%, 10/01/2039 50,000 57,144
7.60%, 11/01/2040 15,000 18,039
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 22,718
State of Illinois, GO, 5.10%, 6/01/2033 20,000 18,594
University of Michigan, RB, 4.45%, 4/01/2122 50,000 37,290
University of Virginia, RB, 2.58%, 11/01/2051 50,000 29,651
Total Municipal Securities (cost $1,671,561) 1,296,208
Supranational Bank – 1.6%
Asian Development Bank
2.63%, 1/30/2024 50,000 48,771
Series G, 1.00%, 4/14/2026 50,000 44,417
Series G, 1.50%, 1/20/2027 50,000 44,436
Series G, 3.13%, 8/20/2027 400,000 378,104
2.75%, 1/19/2028 50,000 46,141
1.75%, 9/19/2029 150,000 127,020
0.75%, 10/08/2030 150,000 114,513
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/2024 50,000 46,038
0.50%, 5/28/2025 125,000 112,303
European Bank For Reconstruction & Development
1.63%, 9/27/2024 150,000 141,919
Series G, 0.50%, 11/25/2025 50,000 44,239
European Investment Bank
Series G, 3.13%, 12/14/2023 300,000 295,005
2.63%, 3/15/2024 250,000 243,416
1.88%, 2/10/2025 50,000 47,163
0.38%, 12/15/2025 5,000 4,404
0.38%, 3/26/2026 10,000 8,713
2.38%, 5/24/2027 150,000 137,912
0.63%, 10/21/2027 155,000 129,501
1.75%, 3/15/2029 100,000 86,008
1.25%, 2/14/2031 150,000 119,804
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 186,129
Inter-American Development Bank
2.13%, 1/15/2025 50,000 47,470
2.00%, 6/02/2026 15,000 13,748
1.50%, 1/13/2027 100,000 88,994
0.63%, 9/16/2027 65,000 54,326
1.13%, 7/20/2028 50,000 41,761
3.13%, 9/18/2028 50,000 46,647
1.13%, 1/13/2031 10,000 7,835
3.88%, 10/28/2041 150,000 133,526
Inter-American Investment Corp., 2.63%,
4/22/2025 100,000 95,254
International Bank For Reconstruction & Development
2.25%, 3/28/2024 200,000 193,566
2.50%, 11/25/2024 320,000 307,025
0.75%, 3/11/2025 50,000 45,795
0.38%, 7/28/2025 350,000 312,736
0.50%, 10/28/2025 75,000 66,623
3.13%, 11/20/2025 75,000 72,010
3.13%, 6/15/2027 50,000 47,426
2.50%, 11/22/2027 85,000 77,749
0.88%, 5/14/2030 50,000 39,077
0.75%, 8/26/2030 75,000 57,376
1.25%, 2/10/2031 10,000 7,927
2.50%, 3/29/2032
(a)
100,000 86,563

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
International Finance Corp., Series G, 1.38%,
10/16/2024 350,000 329,158
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 44,653
2.75%, 1/21/2026 200,000 187,262
2.25%, 11/04/2026 224,000 202,428
2.88%, 6/01/2027 200,000 184,459
2.75%, 11/16/2027 64,000 57,987
1.25%, 1/21/2031 490,000 374,196
Japan International Cooperation Agency, 3.38%,
6/12/2028 50,000 46,352
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,219
3.38%, 9/16/2025 200,000 190,221
2.00%, 10/25/2031 100,000 76,944
Total Supranational Bank (cost $6,502,788) 5,957,269
U.S. Government Agencies – 29.9%
Federal Farm Credit Banks Funding Corp.
0.25%, 2/26/2024 50,000 47,182
1.12%, 9/01/2028 50,000 40,851
1.10%, 8/10/2029 96,000 75,417
1.23%, 7/29/2030 26,000 20,009
1.15%, 8/12/2030 150,000 114,522
1.24%, 9/03/2030 550,000 420,598
1.38%, 1/14/2031 150,000 114,923
1.79%, 6/22/2035 200,000 136,291
Federal Home Loan Banks
2.50%, 2/13/2024 385,000 374,800
2.75%, 12/13/2024 10,000 9,614
2.38%, 3/14/2025 30,000 28,463
0.50%, 4/14/2025 300,000 271,993
1.00%, 3/23/2026 185,250 162,730
3.00%, 3/12/2027 300,000 283,116
3.25%, 11/16/2028 355,000 333,722
Federal Home Loan Mortgage Corporation
0.25%, 12/04/2023
(d)
50,000 47,646
1.50%, 2/12/2025
(d)
319,000 298,396
0.38%, 7/21/2025
(d)
100,000 89,443
0.38%, 9/23/2025
(d)
525,000 466,543
2.50%, 9/01/2027 14,637 13,963
4.00%, 7/01/2029 10,924 10,600
6.75%, 9/15/2029
(d)
50,000 56,807
3.00%, 2/01/2031 26,739 25,030
6.75%, 3/15/2031
(d)
50,000 57,636
2.50%, 12/01/2031 16,647 15,433
2.50%, 3/01/2032 95,658 88,681
6.25%, 7/15/2032
(d)
70,000 79,163
3.00%, 9/01/2032 46,329 42,062
3.00%, 1/01/2033 5,809 5,441
3.00%, 2/01/2033 18,602 17,422
3.50%, 2/01/2033 77,661 74,033
3.00%, 4/01/2033 70,533 66,101
3.00%, 4/01/2033 30,811 29,661
3.00%, 7/01/2033 93,163 84,608
2.50%, 11/01/2034 26,506 24,057
3.50%, 3/01/2035 8,313 7,768
3.00%, 4/01/2035 31,891 29,562
3.00%, 4/01/2035 53,574 49,722
2.50%, 5/01/2035 39,783 36,084
3.00%, 6/01/2035 85,079 79,642
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.00%, 6/01/2035 45,337 42,026
2.00%, 8/01/2035 228,216 200,700
2.50%, 8/01/2035 23,031 20,890
2.50%, 9/01/2035 127,728 115,850
2.00%, 10/01/2035 376,381 331,000
1.50%, 11/01/2035 524,718 447,945
2.00%, 11/01/2035 59,612 52,425
1.50%, 12/01/2035 80,197 68,463
1.50%, 2/01/2036 454,727 388,194
2.00%, 2/01/2036 143,620 126,303
2.50%, 6/01/2036 347,342 313,877
2.00%, 8/01/2036 211,143 185,272
2.50%, 8/01/2036 121,451 109,750
1.50%, 9/01/2036 43,819 37,331
1.00%, 10/01/2036 67,750 55,330
2.00%, 10/01/2036 109,346 95,949
1.50%, 11/01/2036 90,253 76,889
2.00%, 11/01/2036 44,346 38,912
1.50%, 1/01/2037 92,404 78,722
1.50%, 2/01/2037 276,294 235,384
1.50%, 2/01/2037 139,983 119,256
1.50%, 3/01/2037 164,463 139,995
2.00%, 4/01/2037 238,984 209,535
3.00%, 5/01/2037
(d)
16,539 14,872
3.00%, 5/01/2037 22,051 19,817
3.00%, 9/01/2037 39,260 36,129
3.00%, 11/01/2039 44,084 39,039
3.00%, 3/01/2040 92,669 82,064
2.50%, 4/01/2040 7,383 6,230
2.00%, 8/01/2040 92,483 76,061
2.50%, 9/01/2040 57,168 48,235
2.50%, 10/01/2040 16,117 13,599
2.00%, 11/01/2040 74,366 61,161
4.00%, 11/01/2040 56,394 52,866
1.50%, 1/01/2041 20,409 15,953
2.00%, 3/01/2041 20,530 16,858
1.50%, 5/01/2041 198,032 154,526
4.50%, 5/01/2041
(d)
109,051 105,578
2.50%, 6/01/2041 146,951 123,968
2.00%, 8/01/2041 147,596 121,194
2.00%, 12/01/2041 350,559 287,849
1.50%, 2/01/2042 47,719 37,235
2.00%, 3/01/2042 72,074 59,181
2.50%, 5/01/2042 72,574 61,194
3.00%, 12/01/2042
(d)
17,566 15,408
3.00%, 1/01/2043
(d)
47,997 42,100
3.50%, 2/01/2043 51,716 46,885
3.00%, 4/01/2043 66,494 58,192
3.50%, 10/01/2043 175,874 159,214
3.50%, 12/01/2044
(d)
46,249 41,605
4.00%, 12/01/2044 21,216 19,806
3.00%, 1/01/2045 330,491 286,787
4.00%, 2/01/2045 48,717 45,479
3.00%, 5/01/2045 9,856 8,539
3.50%, 7/01/2045
(d)
72,961 65,534
3.50%, 7/01/2045 54,648 49,033
3.50%, 10/01/2045 59,972 53,810
4.50%, 10/01/2045 70,478 68,008
4.00%, 11/01/2045 205,796 191,937
3.50%, 12/01/2045 7,598 6,817

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.50%, 8/01/2046
(d)
64,697 58,063
3.00%, 11/01/2046 53,376 46,244
3.00%, 12/01/2046 160,973 139,462
3.00%, 1/01/2047 54,625 47,325
3.00%, 8/01/2047 44,896 38,897
4.00%, 8/01/2047
(d)
42,806 39,681
3.00%, 9/01/2047 217,541 188,471
3.50%, 9/01/2047 18,531 16,608
4.50%, 10/01/2047 70,909 67,868
3.50%, 6/01/2048 69,967 62,693
3.50%, 7/01/2048 17,918 16,055
4.50%, 8/01/2048 82,930 79,210
4.00%, 1/01/2049 154,770 143,277
4.50%, 3/01/2049
(d)
26,432 25,263
3.50%, 5/01/2049 120,153 107,025
3.00%, 9/01/2049 36,825 31,598
3.00%, 10/01/2049 237,787 204,032
3.00%, 10/01/2049 43,123 37,001
5.00%, 10/01/2049 59,406 58,145
2.50%, 1/01/2050 36,012 29,821
4.50%, 2/01/2050 20,622 19,624
3.00%, 3/01/2050 35,034 30,061
3.00%, 4/01/2050 162,783 139,594
2.50%, 6/01/2050 73,818 60,944
2.50%, 6/01/2050 186,253 153,770
2.50%, 6/01/2050 62,991 52,005
2.50%, 7/01/2050 173,436 143,188
2.50%, 7/01/2050 399,603 329,911
2.50%, 8/01/2050 13,976 11,538
2.00%, 9/01/2050 325,718 258,082
2.50%, 9/01/2050 280,999 231,992
2.00%, 10/01/2050 118,128 93,598
2.50%, 10/01/2050 151,978 125,472
2.50%, 10/01/2050 131,881 108,881
3.00%, 10/01/2050 35,170 30,160
2.00%, 12/01/2050 189,048 149,792
1.50%, 1/01/2051 783,522 582,975
1.50%, 1/01/2051 71,166 52,950
1.50%, 2/01/2051 21,699 16,145
2.00%, 2/01/2051 82,625 65,468
2.50%, 2/01/2051 207,916 171,655
2.50%, 3/01/2051 272,337 224,841
1.50%, 4/01/2051 232,211 172,866
2.00%, 4/01/2051 496,757 393,604
2.00%, 4/01/2051 285,042 225,258
2.00%, 4/01/2051 241,754 191,049
2.50%, 4/01/2051 499,994 411,236
2.00%, 5/01/2051 337,566 266,765
2.00%, 5/01/2051 359,128 283,805
2.00%, 5/01/2051 524,736 414,678
2.00%, 5/01/2051 110,221 87,103
2.50%, 5/01/2051 188,187 154,780
2.50%, 5/01/2051 214,340 176,291
2.50%, 5/01/2051 418,279 344,027
1.50%, 6/01/2051 251,366 187,126
3.00%, 6/01/2051 109,544 93,539
2.50%, 7/01/2051 132,169 108,707
3.00%, 7/01/2051 350,852 299,591
3.00%, 7/01/2051 704,439 601,516
1.50%, 8/01/2051 187,395 139,503
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 8/01/2051 324,793 256,672
1.50%, 9/01/2051 327,029 243,452
2.00%, 9/01/2051 323,195 255,409
2.00%, 9/01/2051 23,096 18,252
2.00%, 9/01/2051 524,394 414,409
2.00%, 9/01/2051 371,598 293,659
2.50%, 9/01/2051 426,263 350,593
2.50%, 9/01/2051 183,045 150,551
3.50%, 9/01/2051 124,737 110,368
1.50%, 10/01/2051 189,820 141,309
2.00%, 10/01/2051 210,903 166,669
2.50%, 10/01/2051 657,507 540,787
2.50%, 10/01/2051 371,395 305,465
1.50%, 11/01/2051 140,449 104,555
2.50%, 11/01/2051 92,742 76,279
2.00%, 12/01/2051 141,896 112,135
2.50%, 12/01/2051 231,221 190,175
2.00%, 1/01/2052 562,574 444,580
2.50%, 1/01/2052 97,099 79,862
2.00%, 2/01/2052 167,670 132,503
2.50%, 2/01/2052 189,293 155,690
2.50%, 2/01/2052 215,176 176,978
2.00%, 3/01/2052 625,549 492,884
2.00%, 3/01/2052 267,775 210,986
3.00%, 3/01/2052 939,488 799,098
2.50%, 4/01/2052 190,094 156,349
3.50%, 4/01/2052 96,450 84,990
3.00%, 5/01/2052 686,495 583,910
3.00%, 5/01/2052 74,285 63,184
3.50%, 5/01/2052 829,857 731,251
3.50%, 5/01/2052 169,607 149,454
4.00%, 7/01/2052 249,934 227,624
4.00%, 7/01/2052 98,380 89,598
4.50%, 9/01/2052 196,804 184,939
4.50%, 9/01/2052 98,776 92,821
4.50%, 9/01/2052 320,786 301,448
4.00%, 10/01/2052 322,811 293,996
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
195,000 191,124
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 33,671
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 191,510
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 45,687
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 83,055
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 18,756
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 139,568
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
94,624 90,677
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 150,070
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
26,354 25,445

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 63,718
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 47,618
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 47,394
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 122,430
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 55,796
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
58,282 50,302
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 8,619
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 73,540
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
37,908 34,724
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 108,758
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 155,991
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 40,375
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 133,765
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 43,522
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 95,478
Series 2021-K137, Class A2, 2.35%,
11/25/2031
(d)
200,000 162,120
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 24,330
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 16,068
Federal National Mortgage Association
0.25%, 11/27/2023
(d)
125,000 119,254
1.75%, 7/02/2024
(d)
25,000 23,867
2.63%, 9/06/2024
(d)
250,000 241,196
1.63%, 1/07/2025
(d)
275,000 258,103
0.63%, 4/22/2025
(d)
30,000 27,227
0.38%, 8/25/2025
(d)
30,000 26,740
0.50%, 11/07/2025
(d)
171,000 152,011
1.88%, 9/24/2026
(d)
140,000 127,171
3.00%, 11/01/2026
(d)
20,360 19,638
3.00%, 12/01/2026
(d)
41,306 39,841
3.00%, 12/01/2026
(d)
11,570 11,160
3.00%, 12/01/2026
(d)
11,630 11,217
3.00%, 6/01/2027
(d)
11,598 11,185
0.75%, 10/08/2027
(d)
100,000 84,302
3.00%, 2/01/2028
(d)
17,752 17,119
2.50%, 6/01/2028
(d)
40,494 38,452
3.00%, 9/01/2028
(d)
71,340 68,676
7.13%, 1/15/2030
(d)
50,000 58,117
3.00%, 7/01/2030
(d)
47,724 45,942
2.00%, 8/01/2030
(d)
45,560 41,641
3.50%, 8/01/2030
(d)
19,257 18,825
0.88%, 8/05/2030
(d)
165,000 126,650
2.00%, 10/01/2030
(d)
10,520 9,615
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
6.63%, 11/15/2030
(d)
75,000 85,607
2.50%, 3/01/2031
(d)
55,526 52,726
3.50%, 4/01/2031
(d)
66,056 62,946
3.00%, 8/01/2031
(d)
17,516 16,397
2.50%, 10/01/2031
(d)
108,360 101,558
2.00%, 11/01/2031
(d)
30,160 27,555
2.50%, 11/01/2031
(d)
365,240 338,600
3.50%, 11/01/2031
(d)
17,081 16,649
2.50%, 1/01/2032
(d)
71,981 66,731
2.50%, 1/01/2032
(d)
13,465 12,565
3.00%, 1/01/2032
(d)
190,602 178,423
3.50%, 1/01/2032
(d)
15,384 14,475
3.00%, 2/01/2032
(d)
18,612 17,423
3.50%, 4/01/2032
(d)
17,193 16,390
3.00%, 8/01/2032
(d)
75,668 68,700
3.50%, 8/01/2032
(d)
71,192 67,848
3.00%, 9/01/2032
(d)
27,131 24,633
2.50%, 1/01/2033
(d)
23,655 22,171
3.00%, 2/01/2033
(d)
125,899 117,914
3.00%, 2/01/2033
(d)
39,867 37,338
3.50%, 5/01/2033
(d)
26,856 25,594
2.50%, 7/01/2033
(d)
26,085 24,183
4.00%, 4/01/2034
(d)
12,040 11,601
2.50%, 8/01/2034
(d)
49,408 44,843
3.50%, 9/01/2034
(d)
22,407 20,982
4.00%, 10/01/2034
(d)
54,025 52,104
3.00%, 2/01/2035
(d)
7,853 7,288
2.50%, 3/01/2035
(d)
186,421 169,195
3.50%, 3/01/2035
(d)
9,418 8,975
4.00%, 3/01/2035
(d)
35,440 34,284
2.00%, 7/01/2035
(d)
26,808 23,576
2.50%, 7/01/2035
(d)
111,754 101,361
2.50%, 7/01/2035
(d)
24,673 22,378
2.00%, 8/01/2035
(d)
53,534 47,079
2.00%, 9/01/2035
(d)
100,189 88,110
2.50%, 9/01/2035
(d)
47,917 43,461
2.50%, 9/01/2035
(d)
93,836 85,110
3.00%, 9/01/2035
(d)
24,170 22,405
1.50%, 10/01/2035
(d)
261,549 223,280
2.00%, 10/01/2035
(d)
196,106 172,461
2.00%, 10/01/2035
(d)
35,663 31,363
2.00%, 10/01/2035
(d)
16,205 14,252
2.00%, 10/01/2035
(d)
298,048 262,112
5.50%, 10/01/2035
(d)
13,515 13,795
1.50%, 11/01/2035
(d)
17,157 14,647
2.00%, 11/01/2035
(d)
162,959 143,311
2.00%, 12/01/2035
(d)
102,015 89,715
2.00%, 12/01/2035
(d)
32,668 28,730
2.00%, 2/01/2036
(d)
77,848 68,462
2.00%, 3/01/2036
(d)
55,631 48,923
1.50%, 4/01/2036
(d)
21,049 17,932
2.50%, 4/01/2036
(d)
20,136 19,120
3.00%, 4/01/2036
(d)
72,686 66,004
1.50%, 5/01/2036
(d)
42,031 35,808
1.50%, 5/01/2036
(d)
165,705 141,169
2.00%, 5/01/2036
(d)
40,923 35,909
2.00%, 5/01/2036
(d)
76,863 67,445
1.50%, 6/01/2036
(d)
167,237 142,768
2.00%, 6/01/2036
(d)
250,215 219,557
2.00%, 6/01/2036
(d)
247,581 217,246

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
2.00%, 7/01/2036
(d)
285,332 250,372
2.00%, 8/01/2036
(d)
463,650 406,841
1.50%, 9/01/2036
(d)
287,149 244,631
2.00%, 9/01/2036
(d)
87,420 76,709
1.50%, 10/01/2036
(d)
45,457 38,727
1.50%, 10/01/2036
(d)
44,917 38,266
2.00%, 10/01/2036
(d)
132,211 116,012
1.50%, 11/01/2036
(d)
68,226 58,124
2.00%, 11/01/2036
(d)
133,957 117,544
2.00%, 12/01/2036
(d)
92,472 81,141
2.50%, 1/01/2037
(d)
267,335 241,578
3.50%, 1/01/2037
(d)
17,069 15,844
2.00%, 2/01/2037
(d)
254,680 223,476
2.50%, 2/01/2037
(d)
16,508 14,561
1.50%, 3/01/2037
(d)
164,897 140,364
2.00%, 3/01/2037
(d)
101,310 88,897
2.50%, 3/01/2037
(d)
92,671 83,610
2.00%, 4/01/2037
(d)
128,251 112,447
2.50%, 4/01/2037
(d)
94,759 85,493
2.50%, 5/01/2037
(d)
94,811 85,540
3.50%, 5/01/2037
(d)
116,702 110,995
3.50%, 9/01/2037
(d)
24,388 22,922
3.50%, 11/01/2037
(d)
90,023 83,362
3.00%, 11/15/2037
(d)(e)
350,000 321,924
3.50%, 11/15/2037
(d)(e)
25,000 23,476
4.00%, 11/15/2037
(d)(e)
25,000 23,882
3.00%, 12/01/2037
(d)
43,670 39,245
2.50%, 3/01/2038
(d)
19,322 17,043
3.00%, 5/01/2038
(d)
34,350 30,870
3.50%, 6/01/2039
(d)
65,552 59,512
4.50%, 6/01/2039
(d)
21,642 20,965
4.00%, 11/01/2039
(d)
15,585 14,819
4.50%, 2/01/2040
(d)
23,568 22,830
6.00%, 4/01/2040
(d)
32,374 33,560
2.50%, 5/01/2040
(d)
9,185 7,750
2.00%, 8/01/2040
(d)
35,174 28,928
2.50%, 8/01/2040
(d)
41,063 34,647
2.00%, 9/01/2040
(d)
60,473 49,736
4.00%, 10/01/2040
(d)
155,959 146,202
2.00%, 11/01/2040
(d)
174,357 143,398
2.00%, 1/01/2041
(d)
148,729 122,320
4.50%, 2/01/2041
(d)
27,582 26,674
4.50%, 4/01/2041
(d)
146,768 141,964
1.50%, 5/01/2041
(d)
70,502 55,013
2.00%, 5/01/2041
(d)
237,432 194,959
1.50%, 6/01/2041
(d)
22,201 17,324
1.50%, 7/01/2041
(d)
66,760 52,094
2.00%, 7/01/2041
(d)
197,196 161,920
5.50%, 7/01/2041
(d)
16,343 16,628
2.00%, 8/01/2041
(d)
88,406 72,591
1.50%, 9/01/2041
(d)
46,028 35,916
2.50%, 10/01/2041
(d)
90,141 76,043
2.50%, 11/01/2041
(d)
182,231 153,730
2.00%, 12/01/2041
(d)
101,285 83,167
3.50%, 12/01/2041
(d)
23,489 21,296
1.50%, 1/01/2042
(d)
188,632 147,191
2.50%, 2/01/2042
(d)
70,690 59,634
2.50%, 4/01/2042
(d)
48,220 40,659
3.00%, 4/01/2042
(d)
14,467 12,675
3.50%, 4/01/2042
(d)
59,538 53,976
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
5.00%, 4/01/2042
(d)
41,480 41,315
3.00%, 5/01/2042
(d)
136,003 118,448
4.50%, 5/01/2042
(d)
64,763 62,631
3.50%, 6/01/2042
(d)
18,689 16,943
3.50%, 7/01/2042
(d)
48,917 43,833
4.00%, 7/01/2042
(d)
28,323 26,519
2.50%, 10/01/2042
(d)
61,785 52,257
3.00%, 4/01/2043
(d)
29,442 25,766
3.00%, 4/01/2043
(d)
168,299 147,287
3.50%, 6/01/2043
(d)
111,444 101,032
4.00%, 10/01/2043
(d)
230,189 215,526
5.50%, 5/01/2044
(d)
127,990 130,515
4.00%, 9/01/2044
(d)
29,371 27,419
3.00%, 10/01/2044
(d)
132,117 115,623
4.00%, 11/01/2044
(d)
27,820 25,971
4.00%, 1/01/2045
(d)
89,464 83,565
4.00%, 2/01/2045
(d)
61,654 57,726
3.00%, 4/01/2045
(d)
52,609 46,041
3.50%, 4/01/2045
(d)
15,720 14,105
3.50%, 5/01/2045
(d)
20,253 18,172
3.50%, 6/01/2045
(d)
286,293 259,173
3.50%, 8/01/2045
(d)
95,401 85,598
3.50%, 11/01/2045
(d)
26,682 23,940
3.50%, 12/01/2045
(d)
195,473 175,387
3.50%, 1/01/2046
(d)
363,857 326,470
4.00%, 1/01/2046
(d)
58,466 54,529
3.50%, 2/01/2046
(d)
37,663 33,793
3.50%, 2/01/2046
(d)
48,100 43,118
4.50%, 6/01/2046
(d)
33,089 31,984
3.00%, 9/01/2046
(d)
75,095 65,060
3.50%, 9/01/2046
(d)
89,833 80,603
4.50%, 9/01/2046
(d)
108,098 104,540
3.00%, 10/01/2046
(d)
143,431 124,264
3.00%, 10/01/2046
(d)
188,995 163,740
3.00%, 11/01/2046
(d)
53,362 46,231
3.00%, 11/01/2046
(d)
142,040 123,059
3.00%, 11/01/2046
(d)
414,301 358,938
4.00%, 11/01/2046
(d)
118,711 110,102
3.50%, 1/01/2047
(d)
64,248 57,592
3.00%, 2/01/2047
(d)
223,155 195,295
3.50%, 2/01/2047
(d)
58,974 52,865
4.00%, 2/01/2047
(d)
202,356 188,729
3.00%, 3/01/2047
(d)
535,918 464,303
3.50%, 4/01/2047
(d)
20,046 17,966
4.00%, 5/01/2047
(d)
44,018 40,782
4.50%, 5/01/2047
(d)
57,389 55,188
4.00%, 6/01/2047
(d)
339,644 315,013
3.50%, 7/01/2047
(d)
167,990 152,296
3.00%, 8/01/2047
(d)
85,858 74,385
3.50%, 8/01/2047
(d)
77,887 69,803
3.50%, 10/01/2047
(d)
24,102 21,601
3.50%, 10/01/2047
(d)
234,338 210,016
4.00%, 10/01/2047
(d)
67,551 62,585
3.50%, 11/01/2047
(d)
253,294 227,004
3.50%, 12/01/2047
(d)
55,961 50,153
3.50%, 1/01/2048
(d)
87,122 78,080
3.50%, 2/01/2048
(d)
423,060 379,150
3.50%, 2/01/2048
(d)
45,282 40,582
4.00%, 2/01/2048
(d)
54,067 50,092
3.50%, 3/01/2048
(d)
199,385 178,657

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
3.00%, 4/01/2048
(d)
186,092 162,859
3.50%, 4/01/2048
(d)
149,361 133,889
4.50%, 4/01/2048
(d)
11,992 11,454
4.50%, 8/01/2048
(d)
27,275 26,051
4.50%, 8/01/2048
(d)
206,869 198,389
3.00%, 9/01/2048
(d)
437,100 378,690
3.50%, 10/01/2048
(d)
169,647 152,039
4.50%, 10/01/2048
(d)
26,967 25,757
3.00%, 11/01/2048
(d)
149,676 129,675
4.00%, 11/01/2048
(d)
68,876 63,813
4.00%, 11/01/2048
(d)
29,818 27,604
4.00%, 2/01/2049
(d)
19,317 17,883
4.00%, 3/01/2049
(d)
133,643 123,719
3.50%, 4/01/2049
(d)
43,797 39,012
4.50%, 4/01/2049
(d)
52,412 50,061
4.00%, 5/01/2049
(d)
57,966 53,662
4.50%, 5/01/2049
(d)
21,094 20,147
4.50%, 5/01/2049
(d)
8,741 8,318
3.50%, 6/01/2049
(d)
323,872 288,486
4.00%, 6/01/2049
(d)
601,528 557,304
4.00%, 6/01/2049
(d)
160,715 148,899
4.00%, 6/01/2049
(d)
63,939 59,239
3.50%, 7/01/2049
(d)
44,917 40,009
4.00%, 7/01/2049
(d)
53,897 49,808
5.00%, 7/01/2049
(d)
10,671 10,444
3.50%, 8/01/2049
(d)
124,975 111,320
3.50%, 8/01/2049
(d)
219,157 195,212
4.50%, 8/01/2049
(d)
90,436 86,557
3.50%, 9/01/2049
(d)
39,024 34,761
3.50%, 9/01/2049
(d)
75,591 67,332
4.00%, 9/01/2049
(d)
154,364 142,652
4.00%, 9/01/2049
(d)
94,059 87,725
4.50%, 9/01/2049
(d)
15,436 14,744
5.00%, 9/01/2049
(d)
66,633 65,218
3.00%, 10/01/2049
(d)
112,148 96,229
2.50%, 11/01/2049
(d)
224,208 185,662
2.50%, 11/01/2049
(d)
154,795 128,182
3.00%, 11/01/2049
(d)
110,800 95,071
3.00%, 11/01/2049
(d)
142,935 122,645
4.50%, 11/01/2049
(d)
7,422 7,062
5.00%, 11/01/2049
(d)
182,371 178,227
3.00%, 12/01/2049
(d)
68,120 58,450
3.50%, 12/01/2049
(d)
63,947 56,960
3.50%, 1/01/2050
(d)
42,544 37,896
3.00%, 2/01/2050
(d)
111,501 95,673
3.00%, 2/01/2050
(d)
54,834 47,050
3.00%, 2/01/2050
(d)
92,668 79,514
3.00%, 3/01/2050
(d)
57,359 49,188
4.00%, 3/01/2050
(d)
347,099 321,324
4.50%, 3/01/2050
(d)
71,905 68,679
5.00%, 3/01/2050
(d)
97,981 95,857
2.50%, 4/01/2050
(d)
274,807 226,880
3.00%, 4/01/2050
(d)
56,155 48,155
4.00%, 4/01/2050
(d)
100,506 92,881
3.50%, 5/01/2050
(d)
15,299 13,595
3.50%, 5/01/2050
(d)
110,907 98,555
2.50%, 6/01/2050
(d)
210,726 173,975
4.00%, 6/01/2050
(d)
23,493 21,711
4.00%, 6/01/2050
(d)
44,404 40,793
2.50%, 7/01/2050
(d)
90,065 74,357
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
3.00%, 7/01/2050
(d)
56,659 48,588
3.00%, 7/01/2050
(d)
30,056 25,774
3.00%, 7/01/2050
(d)
136,461 117,021
3.00%, 7/01/2050
(d)
63,213 54,208
3.50%, 7/01/2050
(d)
518,588 465,302
3.50%, 7/01/2050
(d)
25,741 22,874
4.00%, 7/01/2050
(d)
168,320 154,631
2.50%, 8/01/2050
(d)
85,805 70,840
2.50%, 8/01/2050
(d)
178,308 147,211
2.00%, 9/01/2050
(d)
47,896 37,950
2.00%, 9/01/2050
(d)
39,527 31,319
2.00%, 9/01/2050
(d)
410,192 325,015
2.00%, 9/01/2050
(d)
410,465 325,231
2.00%, 9/01/2050
(d)
326,629 258,803
2.50%, 9/01/2050
(d)
73,070 60,326
3.00%, 9/01/2050
(d)
196,743 168,716
3.00%, 9/01/2050
(d)
43,213 37,079
3.00%, 9/01/2050
(d)
717,227 615,052
4.50%, 9/01/2050
(d)
208,639 199,280
2.00%, 10/01/2050
(d)
250,073 198,144
2.00%, 10/01/2050
(d)
79,652 63,112
3.00%, 10/01/2050
(d)
88,890 76,272
1.50%, 11/01/2050
(d)
106,563 79,287
2.00%, 11/01/2050
(d)
676,764 536,232
2.00%, 11/01/2050
(d)
143,028 113,328
2.00%, 11/01/2050
(d)
782,748 620,208
2.50%, 11/01/2050
(d)
217,149 179,278
1.50%, 12/01/2050
(d)
87,496 65,101
2.00%, 12/01/2050
(d)
260,050 206,050
2.00%, 12/01/2050
(d)
124,706 98,810
2.00%, 12/01/2050
(d)
758,466 600,969
2.00%, 12/01/2050
(d)
467,901 370,740
2.00%, 12/01/2050
(d)
558,904 442,846
2.00%, 12/01/2050
(d)
237,260 187,992
2.00%, 12/01/2050
(d)
162,352 128,639
2.50%, 12/01/2050
(d)
266,700 220,187
3.00%, 12/01/2050
(d)
305,173 261,853
1.50%, 1/01/2051
(d)
87,059 64,776
2.00%, 1/01/2051
(d)
765,633 606,647
2.00%, 1/01/2051
(d)
495,746 392,803
2.00%, 1/01/2051
(d)
192,680 152,669
2.00%, 1/01/2051
(d)
1,360,289 1,077,821
2.00%, 1/01/2051
(d)
169,724 134,481
2.50%, 1/01/2051
(d)
190,605 157,363
3.00%, 1/01/2051
(d)
58,727 50,361
1.50%, 2/01/2051
(d)
86,029 64,009
2.00%, 2/01/2051
(d)
238,177 188,719
2.00%, 2/01/2051
(d)
496,370 393,297
2.50%, 2/01/2051
(d)
447,167 369,180
2.50%, 2/01/2051
(d)
356,147 294,034
2.50%, 2/01/2051
(d)
237,287 195,903
2.50%, 2/01/2051
(d)
19,176 15,832
2.50%, 2/01/2051
(d)
150,747 124,457
1.50%, 3/01/2051
(d)
66,077 49,190
2.00%, 3/01/2051
(d)
168,676 133,298
2.50%, 3/01/2051
(d)
215,178 177,651
2.00%, 4/01/2051
(d)
132,454 104,674
2.00%, 4/01/2051
(d)
605,789 478,731
2.00%, 4/01/2051
(d)
175,739 138,880
2.00%, 4/01/2051
(d)
93,343 73,765

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
2.50%, 4/01/2051
(d)
240,314 198,403
2.00%, 5/01/2051
(d)
232,163 183,470
2.00%, 5/01/2051
(d)
331,048 261,614
2.50%, 5/01/2051
(d)
703,419 578,549
2.50%, 5/01/2051
(d)
185,405 153,070
3.00%, 5/01/2051
(d)
115,188 98,358
1.50%, 6/01/2051
(d)
182,978 136,215
1.50%, 6/01/2051
(d)
22,770 16,951
3.00%, 6/01/2051
(d)
153,625 131,180
2.00%, 7/01/2051
(d)
192,630 152,228
2.00%, 7/01/2051
(d)
271,892 214,865
2.00%, 7/01/2051
(d)
520,071 410,992
2.50%, 7/01/2051
(d)
274,808 226,024
2.50%, 7/01/2051
(d)
89,867 73,914
1.50%, 8/01/2051
(d)
93,514 69,615
2.00%, 8/01/2051
(d)
323,321 255,508
2.00%, 8/01/2051
(d)
645,276 509,937
2.00%, 8/01/2051
(d)
259,785 205,298
2.50%, 8/01/2051
(d)
453,600 373,078
2.50%, 8/01/2051
(d)
305,082 250,924
1.50%, 9/01/2051
(d)
117,675 87,602
2.00%, 9/01/2051
(d)
563,558 445,358
2.00%, 9/01/2051
(d)
581,591 459,609
2.00%, 9/01/2051
(d)
364,206 287,818
2.50%, 9/01/2051
(d)
91,938 75,617
2.50%, 9/01/2051
(d)
668,695 549,989
2.50%, 9/01/2051
(d)
422,287 347,323
1.50%, 10/01/2051
(d)
117,724 87,638
2.00%, 10/01/2051
(d)
375,431 296,688
2.00%, 10/01/2051
(d)
210,865 166,638
2.00%, 10/01/2051
(d)
187,394 148,090
2.00%, 10/01/2051
(d)
119,223 94,217
2.00%, 10/01/2051
(d)
745,773 589,356
2.50%, 10/01/2051
(d)
463,540 381,253
2.50%, 10/01/2051
(d)
946,424 778,416
2.50%, 11/01/2051
(d)
285,385 234,723
2.00%, 12/01/2051
(d)
332,809 263,006
2.00%, 12/01/2051
(d)
356,873 282,023
2.50%, 12/01/2051
(d)
570,214 468,990
2.50%, 12/01/2051
(d)
94,251 77,520
2.50%, 12/01/2051
(d)
1,111,960 914,566
3.00%, 12/01/2051
(d)
233,842 200,529
2.00%, 1/01/2052
(d)
676,572 534,669
2.50%, 1/01/2052
(d)
456,969 375,848
2.50%, 1/01/2052
(d)
261,645 215,198
2.50%, 1/01/2052
(d)
474,513 390,278
2.50%, 1/01/2052
(d)
422,823 347,764
2.50%, 2/01/2052
(d)
94,096 77,393
2.50%, 3/01/2052
(d)
167,904 137,681
3.00%, 3/01/2052
(d)
295,841 252,617
3.00%, 3/01/2052
(d)
47,961 40,954
2.50%, 4/01/2052
(d)
502,953 412,419
3.00%, 4/01/2052
(d)
264,989 225,391
3.50%, 4/01/2052
(d)
49,067 43,236
3.50%, 5/01/2052
(d)
198,657 175,052
4.00%, 5/01/2052
(d)
197,454 179,829
2.00%, 6/01/2052
(d)
662,569 523,603
3.50%, 6/01/2052
(d)
147,656 130,111
3.50%, 6/01/2052
(d)
219,357 193,293
4.00%, 7/01/2052
(d)
122,803 111,841
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association (continued)
4.50%, 7/01/2052
(d)
72,693 68,310
2.50%, 8/01/2052
(d)
73,910 60,606
5.00%, 8/01/2052
(d)
49,219 47,623
4.00%, 9/01/2052
(d)
98,988 90,152
5.00%, 9/01/2052
(d)
93,372 90,345
5.50%, 10/01/2052
(d)
99,112 98,251
3.50%, 11/15/2052
(d)(e)
200,000 175,853
4.00%, 11/15/2052
(d)(e)
600,000 545,701
4.50%, 11/15/2052
(d)(e)
875,000 820,659
5.00%, 11/15/2052
(e)
825,000 795,268
5.50%, 11/15/2052
(d)(e)
300,000 295,802
4.00%, 12/15/2052
(d)(e)
250,000 227,237
4.50%, 12/15/2052
(d)(e)
350,000 327,974
5.00%, 12/15/2052
(d)(e)
300,000 288,861
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%,
1/25/2024
(d)
7,469 7,371
Series 2017-M13, Class A2, 2.93%,
9/25/2027
(d)
232,323 214,545
Series 2022-M11, Class A2, 2.95%,
10/25/2027
(d)
200,000 184,674
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
37,736 34,891
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
22,506 21,099
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
40,000 36,864
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
17,228 15,594
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
100,000 88,733
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
38,602 33,516
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 158,616
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
23,247 21,428
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 171,178
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
8,393 7,779
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 46,123
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
86,909 78,535
Government National Mortgage Association
3.00%, 11/15/2052
(e)
500,000 434,232
3.50%, 11/15/2052
(e)
50,000 44,680
4.00%, 11/15/2052
(e)
650,000 597,980
4.50%, 11/15/2052
(e)
175,000 165,691
5.00%, 11/15/2052
(e)
300,000 291,424
4.00%, 12/15/2052
(e)
75,000 68,966
4.50%, 12/15/2052
(e)
125,000 118,256
5.00%, 12/15/2052
(e)
100,000 97,038
5.50%, 12/15/2052
(e)
125,000 123,745
Government National Mortgage Association II
3.50%, 10/20/2026 19,371 18,233
2.50%, 12/20/2037 46,549 41,985
5.00%, 9/20/2039 71,730 71,941
4.50%, 2/20/2040 30,420 29,788
4.00%, 10/20/2040 20,026 19,064

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II (continued)
5.00%, 10/20/2040 24,942 25,015
4.00%, 11/20/2040 53,153 50,600
4.50%, 1/20/2041 13,883 13,594
4.50%, 9/20/2041 26,700 26,139
4.00%, 11/20/2041 18,443 17,552
3.00%, 6/20/2042 21,657 19,267
3.00%, 8/20/2042 52,971 47,126
2.50%, 2/20/2043 257,220 220,337
3.50%, 2/20/2043 42,933 39,468
3.50%, 3/20/2043 32,352 29,740
3.00%, 4/20/2043 67,993 60,493
3.50%, 7/20/2043 86,128 79,176
3.50%, 9/20/2044 190,041 174,631
4.00%, 11/20/2044 218,379 205,637
4.50%, 1/20/2045 27,362 26,534
3.50%, 2/20/2045 33,902 31,153
3.50%, 6/20/2045 254,852 233,056
3.00%, 8/20/2045 297,201 263,471
3.50%, 12/20/2045 45,133 41,273
3.50%, 3/20/2046 236,124 215,019
4.00%, 3/20/2046 33,164 31,120
3.00%, 4/20/2046 42,156 37,361
4.00%, 6/20/2046 44,591 41,786
3.00%, 9/20/2046 204,615 181,344
2.50%, 10/20/2046 9,469 8,186
3.00%, 10/20/2046 38,726 34,322
3.00%, 11/20/2046 39,856 35,323
3.50%, 11/20/2046 90,205 82,143
2.50%, 12/20/2046 157,659 136,285
3.00%, 1/20/2047 88,528 78,460
3.00%, 2/20/2047 350,370 310,523
3.50%, 2/20/2047 346,408 315,446
3.00%, 5/20/2047 74,673 66,161
3.50%, 5/20/2047 123,214 112,103
4.00%, 8/20/2047 193,495 181,201
4.50%, 9/20/2047 34,547 33,237
3.00%, 10/20/2047 11,100 9,835
3.50%, 1/20/2048 191,508 174,238
3.50%, 2/20/2048 164,677 149,827
4.50%, 3/20/2048 186,819 179,735
4.00%, 4/20/2048 233,958 218,864
4.50%, 5/20/2048 71,190 68,490
4.50%, 6/20/2048 94,567 90,960
5.00%, 6/20/2048 8,294 8,181
4.00%, 7/20/2048 13,072 12,228
4.00%, 9/20/2048 13,593 12,716
3.50%, 10/20/2048 35,269 32,064
4.00%, 11/20/2048 39,673 37,114
4.50%, 11/20/2048 21,028 20,226
5.00%, 12/20/2048 44,323 43,709
3.50%, 1/20/2049 111,475 101,422
4.50%, 1/20/2049 25,188 24,228
4.00%, 2/20/2049 20,443 19,124
3.50%, 3/20/2049 23,841 21,675
3.00%, 8/20/2049 36,499 32,166
3.00%, 10/20/2049 185,974 163,897
2.50%, 12/20/2049 86,371 73,313
3.50%, 12/20/2049 48,616 44,088
3.00%, 1/20/2050 246,735 217,444
3.00%, 2/20/2050 232,863 205,219
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II (continued)
3.50%, 4/20/2050 15,165 13,752
4.00%, 5/20/2050 15,023 13,985
5.00%, 5/20/2050 34,008 33,542
2.50%, 6/20/2050 92,379 78,917
2.50%, 7/20/2050 493,446 421,537
3.00%, 7/20/2050 81,878 71,943
3.50%, 7/20/2050 271,505 245,629
2.00%, 8/20/2050 289,190 239,276
3.00%, 8/20/2050 33,396 29,344
4.00%, 8/20/2050 90,491 84,240
4.50%, 8/20/2050 21,071 20,006
2.50%, 9/20/2050 588,616 502,838
4.50%, 9/20/2050 17,781 16,882
2.50%, 10/20/2050 135,358 115,632
2.00%, 11/20/2050 657,419 543,951
3.00%, 11/20/2050 39,247 34,484
2.00%, 12/20/2050 354,994 293,723
2.50%, 12/20/2050 317,850 271,530
3.50%, 12/20/2050 12,754 11,539
2.00%, 1/20/2051 551,304 456,150
2.50%, 1/20/2051 357,919 305,760
3.00%, 1/20/2051 196,688 172,821
1.50%, 2/20/2051 82,863 63,892
2.50%, 2/20/2051 253,627 215,585
3.00%, 2/20/2051 207,596 182,405
2.00%, 3/20/2051 603,116 497,182
2.50%, 3/20/2051 370,253 314,718
4.00%, 3/20/2051 55,443 51,613
2.00%, 4/20/2051 719,587 593,195
2.50%, 4/20/2051 336,699 286,197
3.50%, 4/20/2051 107,499 97,254
2.00%, 5/20/2051 377,240 310,980
2.50%, 5/20/2051 400,956 340,816
2.50%, 6/20/2051 96,304 81,860
2.00%, 7/20/2051 393,999 324,795
2.50%, 7/20/2051 889,126 755,764
3.50%, 7/20/2051 99,048 89,608
2.50%, 8/20/2051 330,876 281,247
2.00%, 9/20/2051 407,128 335,618
2.00%, 10/20/2051 115,279 95,031
2.50%, 10/20/2051 182,825 155,403
3.50%, 10/20/2051 89,583 80,602
2.00%, 11/20/2051 819,705 675,728
3.00%, 11/20/2051 191,756 167,465
2.00%, 12/20/2051 165,290 136,258
2.50%, 12/20/2051 261,925 222,638
3.00%, 12/20/2051 199,396 174,138
2.00%, 1/20/2052 333,809 275,178
2.50%, 1/20/2052 47,423 40,310
3.00%, 1/20/2052 680,539 594,333
3.50%, 1/20/2052 95,201 85,656
2.50%, 2/20/2052 143,815 122,244
2.00%, 3/20/2052 218,452 179,339
2.50%, 3/20/2052 555,084 469,901
2.00%, 4/20/2052 97,356 79,925
3.50%, 4/20/2052 245,194 219,154
3.50%, 5/20/2052 49,158 43,937
3.00%, 6/20/2052 589,073 512,271
4.00%, 6/20/2052 74,108 68,218
3.50%, 7/20/2052 321,806 287,630

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II (continued)
4.50%, 7/20/2052 446,499 423,019
3.00%, 8/20/2052 24,817 21,581
4.00%, 8/20/2052 74,635 68,704
3.50%, 9/20/2052 149,651 133,758
4.00%, 9/20/2052 199,576 183,717
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 154,850
5.25%, 9/15/2039 145,000 148,616
4.25%, 9/15/2065 150,000 124,954
Total U.S. Government Agencies (cost
$127,059,571) 111,127,708
U.S. Treasury Government Securities – 40.9%
U.S. Treasury Bonds
5.25%, 2/15/2029 40,000 42,009
6.25%, 5/15/2030 20,000 22,616
5.38%, 2/15/2031 255,000 276,555
4.50%, 2/15/2036
(a)
225,000 234,246
5.00%, 5/15/2037
(a)
65,000 70,596
4.38%, 2/15/2038 355,000 360,935
3.50%, 2/15/2039 100,000 90,750
4.38%, 11/15/2039 110,000 110,808
4.63%, 2/15/2040 35,000 36,356
1.13%, 5/15/2040 1,045,000 623,734
4.38%, 5/15/2040 60,000 60,328
1.13%, 8/15/2040 1,160,000 686,212
3.88%, 8/15/2040 50,000 46,961
1.38%, 11/15/2040 880,000 543,537
4.25%, 11/15/2040 74,000 73,006
1.88%, 2/15/2041 1,085,000 733,901
4.75%, 2/15/2041 190,000 199,827
2.25%, 5/15/2041 815,000 587,819
4.38%, 5/15/2041 155,000 155,145
1.75%, 8/15/2041 1,620,000 1,057,050
3.75%, 8/15/2041 130,000 119,133
2.00%, 11/15/2041 1,215,000 828,478
3.13%, 11/15/2041 225,000 186,645
2.38%, 2/15/2042 935,000 682,842
3.13%, 2/15/2042 355,000 294,705
3.00%, 5/15/2042 125,000 101,250
3.25%, 5/15/2042 950,000 803,492
2.75%, 8/15/2042 912,000 704,805
3.38%, 8/15/2042
(a)
405,000 349,566
2.75%, 11/15/2042 462,000 355,884
3.13%, 2/15/2043 420,000 344,006
2.88%, 5/15/2043 275,000 215,445
3.63%, 8/15/2043 100,000 88,656
3.75%, 11/15/2043 300,000 270,750
3.63%, 2/15/2044 150,000 132,375
3.38%, 5/15/2044 195,000 164,866
3.13%, 8/15/2044 170,000 137,594
3.00%, 11/15/2044 475,000 375,547
2.50%, 2/15/2045 180,000 129,516
3.00%, 5/15/2045 190,000 149,833
2.88%, 8/15/2045 85,000 65,450
2.50%, 2/15/2046 150,000 107,227
2.50%, 5/15/2046 155,000 110,559
2.25%, 8/15/2046 275,000 186,141
2.88%, 11/15/2046 410,000 315,252
3.00%, 2/15/2047 265,000 208,315
3.00%, 5/15/2047 400,000 314,500
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.9% (continued)
U.S. Treasury Bonds (continued)
2.75%, 8/15/2047 1,365,000 1,023,750
2.75%, 11/15/2047 1,225,000 918,941
3.00%, 2/15/2048 691,000 545,566
3.13%, 5/15/2048 410,000 332,484
3.00%, 8/15/2048 375,000 297,598
3.38%, 11/15/2048 745,000 636,393
3.00%, 2/15/2049 665,000 530,545
2.88%, 5/15/2049 525,000 408,762
2.25%, 8/15/2049 615,000 417,816
2.38%, 11/15/2049 355,000 248,167
2.00%, 2/15/2050 735,000 467,529
1.25%, 5/15/2050 988,000 508,974
1.38%, 8/15/2050 1,295,000 690,397
1.63%, 11/15/2050 780,000 446,184
1.88%, 2/15/2051 1,415,000 866,687
2.38%, 5/15/2051 1,135,000 785,810
2.00%, 8/15/2051 1,150,000 724,680
1.88%, 11/15/2051 1,755,000 1,069,179
2.25%, 2/15/2052 1,225,000 821,707
2.88%, 5/15/2052 770,000 597,953
3.00%, 8/15/2052 575,000 460,719
U.S. Treasury Notes
2.75%, 11/15/2023
(a)
150,000 147,111
0.50%, 11/30/2023 820,000 784,413
2.13%, 11/30/2023
(a)
200,000 194,688
2.88%, 11/30/2023 350,000 343,479
0.13%, 12/15/2023 445,000 423,202
0.75%, 12/31/2023 785,000 750,258
2.25%, 12/31/2023 95,000 92,428
2.63%, 12/31/2023
(a)
700,000 684,387
0.13%, 1/15/2024 1,000,000 946,875
0.88%, 1/31/2024 1,290,000 1,230,489
2.25%, 1/31/2024 200,000 194,172
2.50%, 1/31/2024 400,000 389,469
0.13%, 2/15/2024 790,000 745,593
2.75%, 2/15/2024 700,000 683,102
1.50%, 2/29/2024
(a)
1,515,000 1,454,104
2.13%, 2/29/2024 200,000 193,484
2.38%, 2/29/2024
(a)
200,000 194,188
0.25%, 3/15/2024 870,000 819,363
2.13%, 3/31/2024 850,000 820,814
2.25%, 3/31/2024 1,405,000 1,358,734
0.38%, 4/15/2024 1,240,000 1,165,600
2.00%, 4/30/2024 141,000 135,580
2.25%, 4/30/2024
(a)
700,000 675,691
2.50%, 4/30/2024 910,000 881,847
0.25%, 5/15/2024 1,200,000 1,122,000
2.50%, 5/15/2024 945,000 914,730
2.00%, 5/31/2024 350,000 335,932
2.50%, 5/31/2024 1,650,000 1,596,504
0.25%, 6/15/2024 815,000 759,542
1.75%, 6/30/2024 380,000 362,603
2.00%, 6/30/2024 580,000 555,599
3.00%, 6/30/2024
(a)
775,000 754,777
0.38%, 7/15/2024
(a)
1,200,000 1,117,406
1.75%, 7/31/2024
(a)
300,000 285,645
2.13%, 7/31/2024 250,000 239,590
3.00%, 7/31/2024
(a)
825,000 803,021
0.38%, 8/15/2024 395,000 366,517
2.38%, 8/15/2024 1,050,000 1,009,641

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.9% (continued)
U.S. Treasury Notes (continued)
1.25%, 8/31/2024
(a)
295,000 277,819
1.88%, 8/31/2024 300,000 285,773
3.25%, 8/31/2024
(a)
905,000 884,425
0.38%, 9/15/2024 955,000 884,121
1.50%, 9/30/2024
(a)
400,000 377,969
2.13%, 9/30/2024 100,000 95,609
4.25%, 9/30/2024 1,250,000 1,243,701
0.63%, 10/15/2024 965,000 895,528
1.50%, 10/31/2024 400,000 377,109
2.25%, 10/31/2024
(a)
81,000 77,529
4.38%, 10/31/2024 660,000 658,659
0.75%, 11/15/2024 910,000 843,527
2.25%, 11/15/2024 1,125,000 1,075,869
1.50%, 11/30/2024 700,000 658,273
2.13%, 11/30/2024 180,000 171,408
1.00%, 12/15/2024 1,120,000 1,041,775
1.75%, 12/31/2024 600,000 566,953
2.25%, 12/31/2024 125,000 119,219
1.13%, 1/15/2025 915,000 850,593
1.38%, 1/31/2025 575,000 537,400
2.50%, 1/31/2025 100,000 95,719
1.50%, 2/15/2025 790,000 738,650
2.00%, 2/15/2025 850,000 804,113
1.13%, 2/28/2025 585,000 541,948
2.75%, 2/28/2025 175,000 168,355
1.75%, 3/15/2025 1,035,000 972,334
0.50%, 3/31/2025 820,000 747,417
2.63%, 3/31/2025 500,000 479,375
2.63%, 4/15/2025 690,000 660,621
0.38%, 4/30/2025 1,200,000 1,086,750
2.88%, 4/30/2025 500,000 481,250
2.13%, 5/15/2025 605,000 570,874
2.75%, 5/15/2025 750,000 719,355
0.25%, 5/31/2025 1,260,000 1,131,638
2.88%, 5/31/2025 200,000 192,172
2.88%, 6/15/2025 950,000 913,262
0.25%, 6/30/2025 790,000 708,655
3.00%, 7/15/2025
(a)
990,000 953,571
0.25%, 7/31/2025 700,000 625,023
2.00%, 8/15/2025 380,000 355,656
3.13%, 8/15/2025
(a)
1,550,000 1,496,961
0.25%, 8/31/2025 1,165,000 1,036,122
2.75%, 8/31/2025
(a)
700,000 668,445
3.50%, 9/15/2025
(a)
870,000 848,250
0.25%, 9/30/2025 1,135,000 1,007,667
3.00%, 9/30/2025
(a)
50,000 48,047
4.25%, 10/15/2025 630,000 626,850
0.25%, 10/31/2025 500,000 441,914
2.25%, 11/15/2025 990,000 928,744
0.38%, 11/30/2025 450,000 397,934
2.88%, 11/30/2025 100,000 95,570
0.38%, 12/31/2025 590,000 520,491
2.63%, 12/31/2025 500,000 473,672
0.38%, 1/31/2026 1,025,000 900,559
2.63%, 1/31/2026
(a)
540,000 510,764
1.63%, 2/15/2026 615,000 562,581
0.50%, 2/28/2026 820,000 721,280
2.50%, 2/28/2026 560,000 526,881
0.75%, 3/31/2026 785,000 694,725
2.25%, 3/31/2026
(a)
150,000 139,863
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.9% (continued)
U.S. Treasury Notes (continued)
0.75%, 4/30/2026 600,000 529,500
2.38%, 4/30/2026 240,000 224,494
1.63%, 5/15/2026 545,000 495,950
0.75%, 5/31/2026 800,000 704,125
2.13%, 5/31/2026 100,000 92,531
0.88%, 6/30/2026 525,000 463,025
1.88%, 6/30/2026 95,000 87,044
0.63%, 7/31/2026 605,000 527,106
1.88%, 7/31/2026 274,000 250,432
1.50%, 8/15/2026 1,370,000 1,232,786
0.75%, 8/31/2026 1,290,000 1,126,432
1.38%, 8/31/2026 150,000 134,262
0.88%, 9/30/2026 1,430,000 1,251,920
1.63%, 9/30/2026 100,000 90,352
1.13%, 10/31/2026 845,000 745,646
1.63%, 10/31/2026 200,000 180,109
2.00%, 11/15/2026 475,000 433,697
1.25%, 11/30/2026 1,630,000 1,443,059
1.63%, 11/30/2026 150,000 134,930
1.25%, 12/31/2026 675,000 596,426
1.75%, 12/31/2026 250,000 225,742
1.50%, 1/31/2027 900,000 802,125
2.25%, 2/15/2027 460,000 422,661
1.13%, 2/28/2027 135,000 118,188
1.88%, 2/28/2027 720,000 651,488
0.63%, 3/31/2027 370,000 315,743
2.50%, 3/31/2027 1,165,000 1,080,993
0.50%, 4/30/2027 765,000 647,501
2.75%, 4/30/2027 825,000 773,180
2.38%, 5/15/2027 375,000 345,264
0.50%, 5/31/2027 405,000 341,750
2.63%, 5/31/2027 1,035,000 964,733
0.50%, 6/30/2027 700,000 589,094
3.25%, 6/30/2027 485,000 464,122
0.38%, 7/31/2027 1,000,000 834,766
2.75%, 7/31/2027 665,000 621,723
2.25%, 8/15/2027 925,000 843,990
0.50%, 8/31/2027 1,315,000 1,100,696
3.13%, 8/31/2027 1,095,000 1,042,303
0.38%, 9/30/2027 820,000 679,895
4.13%, 9/30/2027 665,000 661,363
0.50%, 10/31/2027 950,000 790,133
4.13%, 10/31/2027 670,000 666,650
2.25%, 11/15/2027 730,000 663,387
0.63%, 11/30/2027 900,000 751,570
0.63%, 12/31/2027 830,000 691,170
0.75%, 1/31/2028
(a)
960,000 803,025
2.75%, 2/15/2028 775,000 719,176
1.13%, 2/29/2028 780,000 663,731
1.25%, 3/31/2028 1,960,000 1,675,953
1.25%, 4/30/2028 955,000 814,809
2.88%, 5/15/2028 1,047,000 974,528
1.25%, 5/31/2028 925,000 788,129
1.25%, 6/30/2028 630,000 535,303
1.00%, 7/31/2028 865,000 722,478
2.88%, 8/15/2028 719,000 667,827
1.13%, 8/31/2028 695,000 583,094
1.25%, 9/30/2028 635,000 535,831
1.38%, 10/31/2028 1,205,000 1,022,744
3.13%, 11/15/2028 1,075,000 1,010,164

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.9% (continued)
U.S. Treasury Notes (continued)
1.50%, 11/30/2028 1,180,000 1,007,517
1.38%, 12/31/2028
(a)
1,185,000 1,003,825
1.75%, 1/31/2029 1,050,000 907,184
2.63%, 2/15/2029 997,000 907,893
1.88%, 2/28/2029 450,000 391,605
2.38%, 3/31/2029 900,000 806,344
2.88%, 4/30/2029 425,000 392,461
2.38%, 5/15/2029 705,000 631,085
2.75%, 5/31/2029 1,010,000 924,939
3.25%, 6/30/2029 500,000 472,188
2.63%, 7/31/2029 485,000 440,441
1.63%, 8/15/2029 505,000 430,434
3.13%, 8/31/2029 575,000 538,973
3.88%, 9/30/2029 545,000 535,463
4.00%, 10/31/2029 550,000 544,930
1.75%, 11/15/2029
(a)
80,000 68,700
1.50%, 2/15/2030 667,000 558,717
0.63%, 5/15/2030 575,000 446,883
0.63%, 8/15/2030 640,000 494,500
0.88%, 11/15/2030 870,000 684,445
1.13%, 2/15/2031 2,030,000 1,623,683
1.63%, 5/15/2031 1,055,000 872,353
1.25%, 8/15/2031 1,900,000 1,511,391
1.38%, 11/15/2031 2,230,000 1,780,516
1.88%, 2/15/2032 2,010,000 1,672,697
2.88%, 5/15/2032 1,870,000 1,695,272
2.75%, 8/15/2032
(a)
1,960,000 1,755,119
Total U.S. Treasury Government Securities
(cost $171,111,822) 152,055,365
Investment Companies – 1.4% Shares
Registered Investment Companies – 1.4%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 3.09%
(f)(g)
(cost $5,347,220) 5,347,220 5,347,220
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 3.09%
(f)(g)
(cost $1,851,370) 1,851,370 1,851,370
Total Investments Before TBA Sale
Commitments  (cost $432,271,864) 101.4% 377,225,757
TBA Sale Commitments – ( 0.1% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.00%, 11/15/2037
(d)
50,000 (43,815)
2.00%, 11/15/2052
(d)
75,000 (59,041)
2.50%, 11/15/2052
(d)
75,000 (61,388)
2.00%, 12/15/2052
(d)
150,000 (118,093)
2.50%, 12/15/2052
(d)
75,000 (61,379)
3.00%, 12/15/2052
(d)
75,000 (63,638)
Government National Mortgage Association,
2.00%, 11/15/2052
(h)
25,000 (20,492)
Total TBA Sale Commitments (proceeds $(431,021)) (427,846)
Total Investments (cost net of proceeds
$431,840,843) 101.3% 376,797,911
Liabilities, Less Cash and Receivables (1.3)% (4,610,428)
Net Assets 100.0% 372,187,483
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $19,692,611 and the value of the collateral was $21,403,963, consisting of cash collateral of $1,851,370 and U.S. Government & Agency securities valued at $19,552,593. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $1,106,777 or 0.30% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2022.
(h)
Sales on a forward commitment basis.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 1.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 8,924,030 103,842,085 (107,418,895) 5,347,220 73,082
Investment of Cash Collateral for Securities Loaned – 0.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 3,594,325 39,762,008 (41,504,963) 1,851,370 17,216
2
Total – 1.9% 12,518,355 143,604,093 (148,923,858) 7,198,590 90,298
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Government 44.6
Financial 38.8
Consumer, Non-cyclical 4.1
Utilities 2.3
Communications 2.1
Registered Investment Companies 1.9
Industrial 1.9
Technology 1.7
Energy 1.7
Consumer, Cyclical 1.6
Basic Materials 0.6
101.3
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0%
Basic Materials – 1.6%
ArcelorMittal SA, 4.55%, 3/11/2026 50,000 47,763
Celanese US Holdings LLC
3.50%, 5/08/2024 10,000 9,582
6.17%, 7/15/2027 125,000 118,099
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 24,398
DuPont de Nemours, Inc.
4.21%, 11/15/2023 100,000 98,934
4.49%, 11/15/2025 35,000 34,301
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 23,967
Ecolab, Inc., 0.90%, 12/15/2023 50,000 47,791
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 50,000 49,130
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 25,820
Linde, Inc., 2.65%, 2/05/2025
(a)
50,000 47,500
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 24,736
Nucor Corp., 2.00%, 6/01/2025 50,000 45,974
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 43,306
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 22,233
Sherwin-Williams Co. (The), 3.95%, 1/15/2026 75,000 72,044
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 46,254
Vale Overseas Ltd., 6.25%, 8/10/2026 70,000 71,145
852,977
Communications – 5.0%
Alphabet, Inc.
3.38%, 2/25/2024 25,000 24,631
0.45%, 8/15/2025 50,000 44,693
2.00%, 8/15/2026 50,000 45,525
Amazon.com, Inc.
0.45%, 5/12/2024 40,000 37,505
2.80%, 8/22/2024 85,000 82,189
0.80%, 6/03/2025 20,000 18,102
1.00%, 5/12/2026 170,000 148,823
3.30%, 4/13/2027 100,000 93,834
1.20%, 6/03/2027 70,000 59,585
AT&T, Inc.
0.90%, 3/25/2024 125,000 118,080
1.70%, 3/25/2026 25,000 22,049
2.95%, 7/15/2026
(a)
50,000 45,711
2.30%, 6/01/2027 125,000 109,092
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,169
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 50,000 49,229
4.91%, 7/23/2025 125,000 121,364
Cisco Systems, Inc.
3.63%, 3/04/2024 10,000 9,850
2.50%, 9/20/2026 35,000 32,368
Comcast Corp.
3.38%, 2/15/2025 55,000 53,029
3.38%, 8/15/2025 25,000 23,901
3.95%, 10/15/2025 75,000 72,535
3.15%, 3/01/2026 25,000 23,494
2.35%, 1/15/2027 50,000 44,689
Discovery Communications LLC, 3.95%,
6/15/2025 25,000 23,626
eBay, Inc.
3.45%, 8/01/2024 25,000 24,309
1.90%, 3/11/2025
(a)
25,000 23,104
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Communications – 5.0% (continued)
1.40%, 5/10/2026 35,000 30,460
Expedia Group, Inc., 5.00%, 2/15/2026 35,000 33,823
Fox Corp., 3.05%, 4/07/2025 50,000 47,244
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 21,824
Meta Platforms, Inc., 3.50%, 8/15/2027
(b)
65,000 59,715
Motorola Solutions, Inc., 4.00%, 9/01/2024 3,000 2,926
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 43,419
Paramount Global, 4.75%, 5/15/2025 22,000 21,487
Rogers Communications, Inc., 3.20%,
3/15/2027
(b)
100,000 90,757
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 21,567
T-Mobile USA, Inc.
1.50%, 2/15/2026 140,000 122,972
3.75%, 4/15/2027 50,000 46,151
5.38%, 4/15/2027 100,000 99,110
TWDC Enterprises 18 Corp., 2.95%,
6/15/2027
(a)
50,000 45,768
VeriSign, Inc., 5.25%, 4/01/2025 25,000 24,760
Verizon Communications, Inc.
3.38%, 2/15/2025 45,000 43,447
0.85%, 11/20/2025 50,000 43,975
1.45%, 3/20/2026 55,000 48,466
2.63%, 8/15/2026 50,000 45,482
4.13%, 3/16/2027 75,000 71,392
Vodafone Group PLC, 3.75%, 1/16/2024 35,000 34,568
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 48,822
3.70%, 10/15/2025 125,000 120,721
1.75%, 1/13/2026
(a)
50,000 45,281
WPP Finance 2010, 3.75%, 9/19/2024 50,000 48,036
2,661,659
Consumer, Cyclical – 6.9%
American Honda Finance Corp.
Series G, 3.55%, 1/12/2024 100,000 98,197
2.15%, 9/10/2024 70,000 66,403
1.20%, 7/08/2025 25,000 22,553
1.30%, 9/09/2026 35,000 30,364
2.35%, 1/08/2027 50,000 44,453
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,017
AutoZone, Inc., 3.13%, 4/18/2024 15,000 14,528
BorgWarner, Inc., 2.65%, 7/01/2027 100,000 87,313
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 13,800 12,909
Costco Wholesale Corp.
2.75%, 5/18/2024 45,000 43,710
1.38%, 6/20/2027 100,000 86,188
Cummins, Inc., 0.75%, 9/01/2025 25,000 22,262
D.R. Horton, Inc., 2.50%, 10/15/2024 35,000 32,996
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 25,000 23,984
Dollar General Corp., 4.15%, 11/01/2025 25,000 24,235
Dollar Tree, Inc., 4.00%, 5/15/2025 75,000 72,738
General Motors Co.
4.00%, 4/01/2025 25,000 23,966
6.13%, 10/01/2025 25,000 24,902
General Motors Financial Co., Inc.
5.10%, 1/17/2024 25,000 24,778
3.95%, 4/13/2024 25,000 24,320

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 6.9% (continued)
4.00%, 1/15/2025 50,000 48,086
2.90%, 2/26/2025 50,000 46,660
2.75%, 6/20/2025 25,000 23,001
4.30%, 7/13/2025 100,000 95,263
1.25%, 1/08/2026 25,000 21,375
1.50%, 6/10/2026 25,000 21,059
4.00%, 10/06/2026 10,000 9,177
4.35%, 1/17/2027 100,000 92,184
2.35%, 2/26/2027 100,000 84,831
Genuine Parts Co., 1.75%, 2/01/2025 50,000 46,213
Hasbro, Inc., 3.00%, 11/19/2024 25,000 23,763
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 47,010
2.13%, 9/15/2026 35,000 31,599
2.88%, 4/15/2027 75,000 68,950
Honda Motor Co., Ltd., 2.53%, 3/10/2027 35,000 31,310
Hyatt Hotels Corp., 5.63%, 4/23/2025 50,000 49,217
Kohl's Corp., 4.25%, 7/17/2025 25,000 23,133
Lennar Corp.
4.88%, 12/15/2023 10,000 9,922
4.50%, 4/30/2024 25,000 24,598
5.25%, 6/01/2026 25,000 24,299
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,481
4.00%, 4/15/2025 50,000 48,794
3.35%, 4/01/2027 50,000 46,249
Magna International, Inc., 4.15%, 10/01/2025 25,000 24,295
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,059
Series R, 3.13%, 6/15/2026 100,000 91,359
McDonald's Corp.
3.30%, 7/01/2025 100,000 96,183
1.45%, 9/01/2025 25,000 22,739
3.70%, 1/30/2026 10,000 9,601
Nike, Inc.
2.40%, 3/27/2025 50,000 47,265
2.75%, 3/27/2027 50,000 45,863
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 23,711
PACCAR Financial Corp.
1.10%, 5/11/2026 35,000 30,749
2.00%, 2/04/2027 50,000 44,313
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 48,976
PVH Corp., 4.63%, 7/10/2025 25,000 23,777
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 24,560
Southwest Airlines Co.
5.25%, 5/04/2025 50,000 49,777
5.13%, 6/15/2027 75,000 73,127
Starbucks Corp., 2.45%, 6/15/2026 100,000 91,225
Target Corp., 2.25%, 4/15/2025 100,000 94,076
Toll Brothers Finance Corp., 4.88%, 3/15/2027 75,000 69,146
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 103,594
1.34%, 3/25/2026 25,000 22,084
Toyota Motor Credit Corp.
2.90%, 4/17/2024 50,000 48,531
0.63%, 9/13/2024 25,000 23,081
3.00%, 4/01/2025 50,000 47,677
3.40%, 4/14/2025 25,000 24,063
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 6.9% (continued)
0.80%, 10/16/2025 40,000 35,364
1.13%, 6/18/2026 35,000 30,393
1.90%, 1/13/2027 75,000 65,730
3.05%, 3/22/2027 75,000 68,659
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,311 12,662
Series 2014-1, Class A, 4.00%, 4/11/2026 11,773 10,607
VF Corp., 2.40%, 4/23/2025 25,000 23,160
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 48,569
Walmart, Inc.
3.30%, 4/22/2024 100,000 97,976
2.85%, 7/08/2024 85,000 82,485
3.55%, 6/26/2025 25,000 24,332
Warnermedia Holdings, Inc.
3.64%, 3/15/2025
(b)
100,000 94,312
3.76%, 3/15/2027
(b)
150,000 133,497
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 23,302
3,672,869
Consumer, Non-cyclical – 12.9%
Abbott Laboratories
3.40%, 11/30/2023 25,000 24,658
2.95%, 3/15/2025 50,000 47,941
3.75%, 11/30/2026 50,000 48,050
AbbVie, Inc.
3.85%, 6/15/2024 25,000 24,489
2.60%, 11/21/2024 100,000 95,065
3.80%, 3/15/2025 50,000 48,299
3.60%, 5/14/2025 70,000 67,199
3.20%, 5/14/2026 75,000 69,899
2.95%, 11/21/2026 85,000 77,613
Altria Group, Inc.
4.40%, 2/14/2026
(a)
100,000 96,092
2.63%, 9/16/2026
(a)
35,000 31,333
Amgen, Inc.
3.13%, 5/01/2025 25,000 23,912
2.60%, 8/19/2026 35,000 32,005
2.20%, 2/21/2027 50,000 44,391
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 60,000 57,517
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 87,277
AstraZeneca PLC, 0.70%, 4/08/2026 25,000 21,551
BAT Capital Corp.
3.22%, 8/15/2024 90,000 85,970
2.79%, 9/06/2024 25,000 23,641
3.22%, 9/06/2026 25,000 22,298
4.70%, 4/02/2027 120,000 111,709
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 42,959
Baxter International, Inc., 1.92%, 2/01/2027 100,000 85,981
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 24,268
3.73%, 12/15/2024 35,000 33,999
3.70%, 6/06/2027 50,000 46,450
Biogen, Inc., 4.05%, 9/15/2025 75,000 72,237
Boston Scientific Corp., 3.45%, 3/01/2024 22,000 21,526
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 50,000 48,381

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 12.9% (continued)
0.75%, 11/13/2025 15,000 13,267
3.20%, 6/15/2026 35,000 33,047
3.25%, 2/27/2027 35,000 32,758
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 40,354
Campbell Soup Co., 3.95%, 3/15/2025 10,000 9,698
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 48,128
3.75%, 9/15/2025 25,000 23,925
Cigna Corp.
3.50%, 6/15/2024 25,000 24,351
3.25%, 4/15/2025 25,000 23,865
4.13%, 11/15/2025 25,000 24,144
1.25%, 3/15/2026 100,000 87,364
Coca-Cola Co. (The)
1.75%, 9/06/2024 25,000 23,805
1.45%, 6/01/2027 100,000 86,828
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 23,969
CommonSpirit Health
2.76%, 10/01/2024 25,000 23,752
1.55%, 10/01/2025 50,000 44,443
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 24,583
Constellation Brands, Inc., 4.35%, 5/09/2027 100,000 95,565
CVS Health Corp.
4.00%, 12/05/2023 10,000 9,903
3.38%, 8/12/2024 60,000 58,266
4.10%, 3/25/2025 60,000 58,565
2.88%, 6/01/2026 35,000 32,214
3.63%, 4/01/2027 75,000 69,838
1.30%, 8/21/2027 50,000 41,455
Elevance Health, Inc.
3.50%, 8/15/2024 25,000 24,293
3.35%, 12/01/2024 25,000 24,069
2.38%, 1/15/2025 75,000 70,499
ELI Lilly & Co., 3.10%, 5/15/2027 35,000 32,670
Equifax, Inc.
2.60%, 12/01/2024 25,000 23,602
2.60%, 12/15/2025 50,000 45,523
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 33,138
General Mills, Inc.
3.65%, 2/15/2024 10,000 9,860
4.00%, 4/17/2025 25,000 24,334
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,137
3.65%, 3/01/2026 110,000 104,257
1.20%, 10/01/2027 100,000 82,314
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 45,000 43,688
Global Payments, Inc.
2.65%, 2/15/2025 50,000 46,428
4.80%, 4/01/2026 25,000 24,017
2.15%, 1/15/2027 100,000 85,393
GSK Consumer Healthcare Capital US LLC,
3.38%, 3/24/2027
(b)
250,000 226,126
GXO Logistics, Inc., 1.65%, 7/15/2026 100,000 83,137
HCA, Inc.
5.00%, 3/15/2024 130,000 128,891
5.25%, 4/15/2025 75,000 73,762
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 12.9% (continued)
5.25%, 6/15/2026 50,000 48,495
3.13%, 3/15/2027
(b)
85,000 75,278
Hershey Co. (The), 0.90%, 6/01/2025 50,000 45,142
Humana, Inc.
3.85%, 10/01/2024 15,000 14,620
1.35%, 2/03/2027 50,000 41,910
Johnson & Johnson
3.38%, 12/05/2023 25,000 24,685
2.63%, 1/15/2025 50,000 47,919
0.55%, 9/01/2025 50,000 44,671
2.45%, 3/01/2026 50,000 46,728
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023 25,000 24,495
0.75%, 3/15/2024 60,000 56,528
4.42%, 5/25/2025 6,000 5,915
3.40%, 11/15/2025 25,000 23,740
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 23,827
Kraft Heinz Foods Co., 3.88%, 5/15/2027 100,000 93,742
Kroger Co. (The), 3.50%, 2/01/2026 75,000 70,285
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 9,628
3.60%, 2/01/2025 100,000 95,891
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 8,632
McKesson Corp., 1.30%, 8/15/2026 50,000 42,989
Merck & Co., Inc.
2.90%, 3/07/2024 85,000 82,854
2.75%, 2/10/2025 40,000 38,227
1.70%, 6/10/2027 50,000 43,570
Molson Coors Beverage Co., 3.00%, 7/15/2026 70,000 63,836
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 45,747
Moody's Corp., 3.75%, 3/24/2025 25,000 24,195
Novartis Capital Corp.
3.00%, 11/20/2025 50,000 47,479
2.00%, 2/14/2027 75,000 67,056
PayPal Holdings, Inc.
1.65%, 6/01/2025 30,000 27,536
2.65%, 10/01/2026 35,000 31,932
3.90%, 6/01/2027
(a)
50,000 47,515
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 22,055
PepsiCo, Inc.
3.60%, 3/01/2024 100,000 98,731
2.25%, 3/19/2025 50,000 47,098
2.38%, 10/06/2026 50,000 45,732
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 23,088
Pfizer, Inc.
3.40%, 5/15/2024 110,000 107,737
2.75%, 6/03/2026 10,000 9,346
3.00%, 12/15/2026 35,000 32,740
Philip Morris International, Inc.
2.88%, 5/01/2024 70,000 67,600
3.25%, 11/10/2024 50,000 48,142
2.75%, 2/25/2026 25,000 22,943
0.88%, 5/01/2026 10,000 8,557
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 44,237
1.00%, 4/23/2026 25,000 22,125
1.90%, 2/01/2027
(a)
50,000 44,855

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 12.9% (continued)
Quest Diagnostics, Inc., 3.45%, 6/01/2026 85,000 79,757
Reynolds American, Inc., 4.45%, 6/12/2025 90,000 86,871
Royalty Pharma PLC, 1.75%, 9/02/2027 50,000 41,219
S&P Global, Inc., 2.45%, 3/01/2027
(b)
50,000 44,786
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 60,000 55,177
Stryker Corp.
0.60%, 12/01/2023 75,000 71,495
3.38%, 11/01/2025 45,000 42,872
3.50%, 3/15/2026 25,000 23,683
SYSCO Corp., 3.30%, 7/15/2026 30,000 27,763
Tyson Foods, Inc., 4.00%, 3/01/2026 50,000 47,755
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 9,797
2.60%, 5/05/2024 125,000 120,855
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 47,829
3.75%, 7/15/2025 25,000 24,274
1.25%, 1/15/2026 50,000 44,442
1.15%, 5/15/2026 65,000 57,331
3.38%, 4/15/2027 50,000 46,669
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 85,000 77,404
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 48,216
Viatris, Inc., 1.65%, 6/22/2025 30,000 26,761
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 85,000 78,872
6,794,816
Energy – 5.7%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
1.23%, 12/15/2023 25,000 23,952
2.06%, 12/15/2026 75,000 65,648
BP Capital Markets America, Inc.
3.41%, 2/11/2026 25,000 23,686
3.12%, 5/04/2026 50,000 46,676
3.54%, 4/06/2027 50,000 46,568
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 30,000 27,475
3.85%, 6/01/2027 30,000 27,688
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 75,075
Chevron Corp.
2.90%, 3/03/2024 75,000 73,259
1.55%, 5/11/2025 50,000 46,143
2.95%, 5/16/2026 25,000 23,466
2.00%, 5/11/2027 85,000 75,219
Chevron USA, Inc.
3.90%, 11/15/2024 10,000 9,820
0.69%, 8/12/2025 25,000 22,374
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 14,671
Devon Energy Corp., 5.25%, 9/15/2024 25,000 24,980
Enbridge, Inc.
3.50%, 6/10/2024 50,000 48,473
2.50%, 1/15/2025 10,000 9,371
Energy Transfer LP
5.88%, 1/15/2024 70,000 70,125
4.90%, 2/01/2024 10,000 9,895
4.50%, 4/15/2024 75,000 73,680
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 5.7% (continued)
4.05%, 3/15/2025 35,000 33,512
2.90%, 5/15/2025 50,000 46,420
4.20%, 4/15/2027 60,000 55,217
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 19,750
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 24,536
3.75%, 2/15/2025 25,000 24,074
3.70%, 2/15/2026 75,000 71,203
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 48,528
Exxon Mobil Corp.
2.02%, 8/16/2024 115,000 109,596
2.99%, 3/19/2025 160,000 153,264
3.29%, 3/19/2027 50,000 46,943
Halliburton Co., 3.80%, 11/15/2025 39,000 37,580
Hess Corp., 4.30%, 4/01/2027 50,000 46,846
HF Sinclair Corp., 5.88%, 4/01/2026 50,000 48,678
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 24,548
4.25%, 9/01/2024 100,000 97,723
Marathon Petroleum Corp., 3.63%, 9/15/2024 35,000 33,818
MPLX LP
4.88%, 12/01/2024 20,000 19,677
4.88%, 6/01/2025 25,000 24,424
1.75%, 3/01/2026 75,000 65,465
4.13%, 3/01/2027 50,000 46,462
Northwest Pipeline LLC, 4.00%, 4/01/2027 100,000 92,718
ONEOK, Inc.
2.75%, 9/01/2024 25,000 23,732
2.20%, 9/15/2025 50,000 45,071
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 50,000 48,921
Phillips 66, 3.85%, 4/09/2025 70,000 67,794
Phillips 66 Co., 1.30%, 2/15/2026 10,000 8,735
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 21,812
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 23,939
4.65%, 10/15/2025 25,000 24,153
4.50%, 12/15/2026 50,000 46,970
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 50,000 49,819
5.00%, 3/15/2027 100,000 96,364
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 18,085
Shell International Finance BV
3.50%, 11/13/2023 50,000 49,329
2.00%, 11/07/2024 75,000 71,127
3.25%, 5/11/2025 85,000 81,645
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 49,563
3.38%, 10/15/2026 75,000 68,739
Targa Resources Corp., 5.20%, 7/01/2027 50,000 48,194
TotalEnergies Capital International SA, 3.75%,
4/10/2024 95,000 93,637
TransCanada Pipelines Ltd., 1.00%, 10/12/2024 25,000 22,959
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 26,352

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 5.7% (continued)
Williams Cos., Inc. (The)
4.50%, 11/15/2023 10,000 9,909
4.55%, 6/24/2024 10,000 9,837
4.00%, 9/15/2025 25,000 24,007
3,039,919
Financial – 47.1%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.88%, 1/16/2024 150,000 147,227
2.88%, 8/14/2024 125,000 116,965
6.50%, 7/15/2025 50,000 49,333
2.45%, 10/29/2026 150,000 126,843
Air Lease Corp.
0.70%, 2/15/2024 50,000 46,657
2.30%, 2/01/2025 50,000 45,788
3.25%, 3/01/2025 25,000 23,291
2.88%, 1/15/2026 50,000 44,460
1.88%, 8/15/2026 35,000 29,362
Aircastle Ltd., 4.13%, 5/01/2024 35,000 33,370
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 45,000 42,601
Allstate Corp. (The), 0.75%, 12/15/2025 25,000 21,693
Ally Financial, Inc.
5.13%, 9/30/2024 25,000 24,641
4.75%, 6/09/2027
(a)
75,000 68,592
American Express Co.
0.75%, 11/03/2023 150,000 143,641
3.40%, 2/22/2024 35,000 34,140
2.50%, 7/30/2024 100,000 95,063
3.63%, 12/05/2024 25,000 24,168
3.13%, 5/20/2026 25,000 23,123
1.65%, 11/04/2026 25,000 21,534
2.55%, 3/04/2027 100,000 87,871
American International Group, Inc.
2.50%, 6/30/2025 51,000 47,354
3.90%, 4/01/2026 26,000 24,766
American Tower Corp.
0.60%, 1/15/2024 20,000 18,906
2.40%, 3/15/2025 50,000 46,239
4.00%, 6/01/2025 25,000 23,908
1.30%, 9/15/2025 25,000 22,045
4.40%, 2/15/2026 25,000 23,851
2.75%, 1/15/2027 100,000 87,601
3.13%, 1/15/2027 50,000 44,557
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 48,542
3.00%, 4/02/2025 35,000 33,180
Aon Corp. / Aon Global Holdings PLC, 2.85%,
5/28/2027 50,000 44,391
Aon Global Ltd., 3.88%, 12/15/2025 25,000 23,795
Ares Capital Corp.
4.20%, 6/10/2024 10,000 9,617
4.25%, 3/01/2025 35,000 32,807
3.25%, 7/15/2025 50,000 45,114
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 24,866
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 45,656
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 21,156
2.55%, 10/13/2026 50,000 40,534
Banco Santander SA
2.75%, 5/28/2025 200,000 181,593
1.85%, 3/25/2026 100,000 85,360
5.29%, 8/18/2027 100,000 92,325
Bank of America Corp.
4.13%, 1/22/2024 150,000 148,264
3.46%, 3/15/2025 275,000 265,118
0.98%, 4/22/2025 25,000 23,155
3.88%, 8/01/2025 55,000 53,147
1.53%, 12/06/2025 200,000 182,338
3.37%, 1/23/2026 25,000 23,558
2.02%, 2/13/2026 50,000 45,752
4.45%, 3/03/2026 100,000 95,861
3.38%, 4/02/2026 200,000 187,818
1.32%, 6/19/2026 100,000 88,328
4.25%, 10/22/2026 100,000 94,596
1.20%, 10/24/2026 150,000 130,139
Series N, 1.66%, 3/11/2027 75,000 64,769
3.56%, 4/23/2027 75,000 69,022
1.73%, 7/22/2027 125,000 106,849
3.82%, 1/20/2028 100,000 91,426
4.38%, 4/27/2028 160,000 148,813
Bank of Montreal
0.45%, 12/08/2023 175,000 166,305
Series E, 3.30%, 2/05/2024 50,000 48,784
1.85%, 5/01/2025 50,000 45,912
1.25%, 9/15/2026 135,000 114,848
Bank of Nova Scotia (The)
3.40%, 2/11/2024 200,000 195,418
1.30%, 6/11/2025 30,000 26,944
1.05%, 3/02/2026 85,000 73,682
1.30%, 9/15/2026 100,000 85,253
BankUnited, Inc., 4.88%, 11/17/2025 25,000 24,108
Barclays PLC
3.65%, 3/16/2025 100,000 93,019
4.38%, 1/12/2026 50,000 46,434
5.20%, 5/12/2026 250,000 230,358
5.30%, 8/09/2026 50,000 47,576
Barings BDC, Inc., 3.30%, 11/23/2026
(b)
25,000 20,670
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 94,775
BGC Partners, Inc., 3.75%, 10/01/2024 10,000 9,488
BlackRock, Inc., 3.50%, 3/18/2024 25,000 24,528
Blackstone Private Credit Fund
2.35%, 11/22/2024 25,000 22,886
3.25%, 3/15/2027 75,000 62,230
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 64,371
Boston Properties LP, 3.65%, 2/01/2026 50,000 46,586
Brixmor Operating Partnership LP
3.65%, 6/15/2024 80,000 77,133
3.85%, 2/01/2025 25,000 23,835
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 48,975
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025 175,000 163,166
0.95%, 10/23/2025 25,000 21,920
1.25%, 6/22/2026 25,000 21,387

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
Capital One Financial Corp.
3.90%, 1/29/2024 100,000 98,035
3.75%, 4/24/2024 25,000 24,331
3.30%, 10/30/2024 50,000 47,657
4.25%, 4/30/2025 25,000 24,079
4.20%, 10/29/2025 25,000 23,734
3.75%, 7/28/2026 25,000 22,866
3.65%, 5/11/2027 60,000 54,317
1.88%, 11/02/2027 100,000 83,217
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 34,402
0.90%, 3/11/2026 175,000 151,165
1.15%, 5/13/2026 15,000 12,997
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 63,206
Citigroup, Inc.
3.35%, 4/24/2025 150,000 144,039
3.30%, 4/27/2025 25,000 23,730
4.40%, 6/10/2025 125,000 121,065
5.50%, 9/13/2025 115,000 114,010
3.70%, 1/12/2026 75,000 70,513
4.60%, 3/09/2026 35,000 33,595
3.11%, 4/08/2026 100,000 93,329
3.40%, 5/01/2026 100,000 92,847
3.20%, 10/21/2026 100,000 91,153
1.12%, 1/28/2027 25,000 21,263
1.46%, 6/09/2027 75,000 63,714
3.89%, 1/10/2028 100,000 91,578
3.07%, 2/24/2028 155,000 136,842
3.67%, 7/24/2028 200,000 179,302
Citizens Financial Group, Inc., 2.85%,
7/27/2026 35,000 31,725
CME Group, Inc., 3.00%, 3/15/2025 75,000 71,614
CNA Financial Corp., 3.95%, 5/15/2024 50,000 48,822
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 227,221
Corebridge Financial, Inc., 3.50%, 4/04/2025
(b)
100,000 94,329
Credit Suisse AG, 1.25%, 8/07/2026 250,000 199,603
Credit Suisse Group AG, 3.75%, 3/26/2025 275,000 246,582
Crown Castle, Inc.
3.20%, 9/01/2024
(a)
90,000 86,714
1.05%, 7/15/2026
(a)
50,000 42,147
Deutsche Bank AG
0.90%, 5/28/2024 100,000 91,788
4.10%, 1/13/2026 25,000 23,561
1.69%, 3/19/2026 100,000 86,060
2.31%, 11/16/2027 150,000 119,575
Discover Financial Services, 4.50%, 1/30/2026 110,000 103,141
EPR Properties, 4.50%, 4/01/2025 25,000 23,261
Equinix, Inc.
2.63%, 11/18/2024 10,000 9,418
1.25%, 7/15/2025
(a)
30,000 26,714
1.00%, 9/15/2025 35,000 30,719
1.45%, 5/15/2026
(a)
35,000 30,108
ERP Operating LP, 3.38%, 6/01/2025 40,000 37,930
Essex Portfolio LP
3.88%, 5/01/2024 25,000 24,374
3.63%, 5/01/2027 50,000 45,645
Fifth Third Bancorp
3.65%, 1/25/2024 170,000 166,503
2.55%, 5/05/2027 35,000 30,587
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 50,000 46,838
Franklin Resources, Inc., 2.85%, 3/30/2025 35,000 33,134
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 88,028
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023 60,000 59,219
5.25%, 6/01/2025 25,000 24,207
5.38%, 4/15/2026 85,000 81,117
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
25,000 23,975
Goldman Sachs Group, Inc. (The)
1.22%, 12/06/2023 100,000 95,683
3.63%, 2/20/2024 35,000 34,221
4.00%, 3/03/2024 50,000 49,090
3.85%, 7/08/2024 25,000 24,435
3.50%, 1/23/2025 25,000 23,929
1.76%, 1/24/2025 200,000 188,958
3.50%, 4/01/2025 50,000 47,363
3.75%, 5/22/2025 50,000 47,628
4.25%, 10/21/2025 110,000 105,291
0.86%, 2/12/2026 135,000 119,666
3.50%, 11/16/2026 200,000 183,795
1.09%, 12/09/2026 35,000 30,119
1.43%, 3/09/2027 50,000 42,787
1.54%, 9/10/2027 25,000 20,996
1.95%, 10/21/2027 150,000 127,466
2.64%, 2/24/2028 200,000 172,939
4.48%, 8/23/2028 50,000 46,468
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 20,799
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 47,924
Healthcare Realty Holdings LP, 3.75%,
7/01/2027 25,000 22,741
Healthpeak Properties, Inc.
4.00%, 6/01/2025 20,000 19,268
1.35%, 2/01/2027 50,000 42,079
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 24,234
Series E, 4.00%, 6/15/2025 20,000 18,837
HSBC Holdings PLC
3.80%, 3/11/2025 200,000 190,970
3.90%, 5/25/2026 200,000 182,656
4.29%, 9/12/2026 300,000 276,734
1.59%, 5/24/2027 200,000 164,419
4.76%, 6/09/2028 200,000 180,105
HSBC USA, Inc., 3.50%, 6/23/2024 50,000 48,189
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 95,524
ING Groep NV
4.10%, 10/02/2023 75,000 73,959
4.02%, 3/28/2028 250,000 224,718
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 10,000 9,606
4.00%, 9/15/2027 100,000 94,741
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 23,677
JPMorgan Chase & Co.
3.88%, 2/01/2024 25,000 24,690
3.63%, 5/13/2024 110,000 107,814
3.88%, 9/10/2024 110,000 107,160
4.02%, 12/05/2024 50,000 49,100
3.13%, 1/23/2025 50,000 47,843

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
0.56%, 2/16/2025 25,000 23,270
3.22%, 3/01/2025 130,000 125,554
0.82%, 6/01/2025 80,000 73,694
3.90%, 7/15/2025 40,000 38,655
2.30%, 10/15/2025 60,000 55,948
2.01%, 3/13/2026 125,000 113,999
2.08%, 4/22/2026 50,000 45,529
3.20%, 6/15/2026 50,000 46,330
2.95%, 10/01/2026 100,000 91,366
1.05%, 11/19/2026 50,000 43,077
4.13%, 12/15/2026 100,000 94,793
3.96%, 1/29/2027 50,000 46,857
1.04%, 2/04/2027 50,000 42,535
1.58%, 4/22/2027 50,000 42,959
1.47%, 9/22/2027 100,000 84,047
3.78%, 2/01/2028 100,000 91,129
4.32%, 4/26/2028 250,000 232,717
3.54%, 5/01/2028 150,000 134,919
KeyCorp, 4.15%, 10/29/2025 75,000 72,372
Kimco Realty Corp., 2.80%, 10/01/2026 50,000 44,278
Kite Realty Group LP, 4.00%, 10/01/2026 50,000 45,220
Legg Mason, Inc., 4.75%, 3/15/2026 50,000 49,227
Lincoln National Corp., 3.35%, 3/09/2025 10,000 9,564
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 239,714
4.65%, 3/24/2026 100,000 92,212
Loews Corp., 3.75%, 4/01/2026 50,000 48,038
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,058
2.48%, 5/19/2027 50,000 44,354
Marsh & McLennan Cos., Inc., 3.88%, 3/15/2024 25,000 24,558
Mastercard, Inc.
3.38%, 4/01/2024 25,000 24,531
3.30%, 3/26/2027 80,000 75,063
MID-America Apartments LP, 1.10%, 9/15/2026 70,000 59,177
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 100,000 97,247
3.78%, 3/02/2025 200,000 191,955
2.34%, 1/19/2028 200,000 170,990
5.35%, 9/13/2028 200,000 192,826
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 180,884
Morgan Stanley
Series F, 3.88%, 4/29/2024 200,000 195,958
3.70%, 10/23/2024 50,000 48,480
Series G, 0.79%, 1/22/2025 100,000 93,362
0.79%, 5/30/2025 50,000 45,791
2.72%, 7/22/2025 50,000 47,186
4.00%, 7/23/2025 50,000 48,152
Series I, 0.86%, 10/21/2025 25,000 22,560
1.16%, 10/21/2025 225,000 203,754
5.00%, 11/24/2025 105,000 103,315
3.88%, 1/27/2026 45,000 42,618
2.19%, 4/28/2026 75,000 68,437
3.13%, 7/27/2026 75,000 68,439
Series G, 4.35%, 9/08/2026 75,000 71,476
0.99%, 12/10/2026 50,000 42,835
3.63%, 1/20/2027 50,000 46,123
3.95%, 4/23/2027 50,000 46,296
1.59%, 5/04/2027 50,000 42,824
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
1.51%, 7/20/2027 75,000 63,602
2.48%, 1/21/2028 100,000 86,506
3.59%, 7/22/2028 120,000 107,607
National Australia Bank Ltd., 2.50%, 7/12/2026 50,000 45,430
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 23,767
NatWest Group PLC
4.80%, 4/05/2026 25,000 23,590
3.75%, 11/01/2029 200,000 182,407
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 170,334
Northern Trust Corp., 3.95%, 10/30/2025 25,000 24,167
Office Properties Income Trust
4.50%, 2/01/2025 20,000 16,695
2.65%, 6/15/2026 25,000 18,277
OMEGA Healthcare Investors, Inc.
4.50%, 1/15/2025 35,000 33,736
4.50%, 4/01/2027 50,000 45,533
ORIX Corp.
3.70%, 7/18/2027 10,000 9,161
5.00%, 9/13/2027 100,000 96,784
Owl Rock Capital Corp.
3.75%, 7/22/2025 35,000 31,983
4.25%, 1/15/2026 25,000 22,643
3.40%, 7/15/2026 25,000 21,298
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 70,713
2.60%, 7/23/2026 100,000 90,335
1.15%, 8/13/2026 50,000 42,929
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 45,419
ProLogis LP, 2.13%, 4/15/2027 30,000 26,340
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 42,977
Prudential Financial, Inc., 1.50%, 3/10/2026 100,000 88,667
Public Storage, 1.50%, 11/09/2026 35,000 30,487
Radian Group, Inc., 4.88%, 3/15/2027 50,000 44,245
Realty Income Corp.
4.60%, 2/06/2024 25,000 24,823
3.88%, 4/15/2025 25,000 24,208
4.63%, 11/01/2025 60,000 58,629
3.95%, 8/15/2027 30,000 27,812
Regions Financial Corp., 2.25%, 5/18/2025 50,000 46,130
Royal Bank of Canada
0.43%, 1/19/2024 125,000 117,942
2.25%, 11/01/2024 100,000 94,059
1.15%, 6/10/2025 30,000 26,939
1.20%, 4/27/2026 20,000 17,263
Series G, 1.15%, 7/14/2026 35,000 29,894
Series G, 1.40%, 11/02/2026 100,000 85,170
3.63%, 5/04/2027
(a)
100,000 92,114
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 45,256
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 23,969
4.50%, 7/17/2025 25,000 23,928
3.24%, 10/05/2026 85,000 75,027
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 100,000 85,185
Santander UK PLC, 4.00%, 3/13/2024 100,000 97,949

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
Simon Property Group LP
3.38%, 10/01/2024 25,000 24,063
3.50%, 9/01/2025 25,000 23,743
3.30%, 1/15/2026 35,000 32,667
1.38%, 1/15/2027 50,000 42,388
SITE Centers Corp., 3.63%, 2/01/2025 50,000 46,526
State Street Corp.
3.70%, 11/20/2023 25,000 24,691
3.78%, 12/03/2024 25,000 24,591
3.55%, 8/18/2025 30,000 28,842
2.35%, 11/01/2025 50,000 46,973
2.65%, 5/19/2026 25,000 23,156
1.68%, 11/18/2027 25,000 21,627
Stifel Financial Corp., 4.25%, 7/18/2024 10,000 9,773
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/2025 200,000 186,267
0.95%, 1/12/2026 200,000 172,293
3.78%, 3/09/2026 50,000 47,090
2.63%, 7/14/2026 85,000 76,230
3.01%, 10/19/2026 50,000 45,197
Synchrony Financial
4.38%, 3/19/2024 110,000 107,544
4.50%, 7/23/2025 40,000 37,892
3.70%, 8/04/2026 35,000 31,431
Tanger Properties LP, 3.88%, 7/15/2027 50,000 43,876
Toronto-Dominion Bank (The)
0.55%, 3/04/2024 35,000 32,817
3.25%, 3/11/2024 35,000 34,060
2.65%, 6/12/2024 100,000 95,891
0.70%, 9/10/2024 50,000 45,849
1.15%, 6/12/2025 30,000 26,877
0.75%, 9/11/2025 50,000 43,863
1.25%, 9/10/2026 35,000 29,852
1.95%, 1/12/2027 100,000 86,656
4.11%, 6/08/2027 100,000 93,700
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 47,620
Truist Bank
2.15%, 12/06/2024 50,000 46,804
3.63%, 9/16/2025 100,000 94,643
Truist Financial Corp.
2.85%, 10/26/2024 50,000 47,703
3.70%, 6/05/2025 5,000 4,797
1.20%, 8/05/2025 55,000 49,090
1.27%, 3/02/2027 25,000 21,586
4.12%, 6/06/2028 60,000 55,468
US Bancorp
3.70%, 1/30/2024
(a)
75,000 73,852
3.38%, 2/05/2024 100,000 97,963
3.60%, 9/11/2024
(a)
25,000 24,330
3.95%, 11/17/2025 35,000 33,801
Series V, 2.38%, 7/22/2026 10,000 9,062
2.22%, 1/27/2028 130,000 113,399
US Bank NA, 2.80%, 1/27/2025 100,000 95,142
Ventas Realty LP
3.50%, 4/15/2024 50,000 48,521
2.65%, 1/15/2025 25,000 23,371
Vici Properties LP, 4.38%, 5/15/2025 50,000 47,675
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 47.1% (continued)
Visa, Inc.
3.15%, 12/14/2025 50,000 47,584
1.90%, 4/15/2027 100,000 88,289
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 46,421
Wells Fargo & Co.
3.30%, 9/09/2024 50,000 48,317
3.00%, 2/19/2025 25,000 23,627
0.81%, 5/19/2025 15,000 13,879
2.41%, 10/30/2025 50,000 46,558
2.16%, 2/11/2026 285,000 261,445
3.00%, 4/22/2026 35,000 32,035
3.91%, 4/25/2026 125,000 118,937
2.19%, 4/30/2026 175,000 159,251
3.00%, 10/23/2026 100,000 90,564
3.20%, 6/17/2027 100,000 90,599
3.53%, 3/24/2028 150,000 135,230
3.58%, 5/22/2028 100,000 90,055
4.81%, 7/25/2028 150,000 142,251
Welltower, Inc.
4.00%, 6/01/2025 20,000 19,131
4.25%, 4/01/2026 65,000 61,644
Western Union Co. (The), 2.85%, 1/10/2025 50,000 46,948
Westpac Banking Corp.
3.30%, 2/26/2024 50,000 49,045
1.02%, 11/18/2024 100,000 92,234
1.15%, 6/03/2026 50,000 43,447
2.70%, 8/19/2026 40,000 36,566
3.35%, 3/08/2027 75,000 69,492
24,896,318
Industrial – 6.8%
3M Co.
3.25%, 2/14/2024 25,000 24,462
2.00%, 2/14/2025
(a)
75,000 70,130
2.25%, 9/19/2026
(a)
25,000 22,549
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 46,121
Avnet, Inc., 4.63%, 4/15/2026 50,000 47,270
Berry Global, Inc., 0.95%, 2/15/2024 50,000 47,072
Boeing Co. (The)
1.95%, 2/01/2024 50,000 47,686
4.88%, 5/01/2025 70,000 68,375
2.75%, 2/01/2026 125,000 112,774
2.20%, 2/04/2026 275,000 244,506
Burlington Northern Santa Fe LLC
3.75%, 4/01/2024 50,000 49,125
3.65%, 9/01/2025 15,000 14,434
3.25%, 6/15/2027 50,000 46,350
Canadian Pacific Railway Co., 1.75%,
12/02/2026 35,000 30,443
Carrier Global Corp.
2.24%, 2/15/2025 7,000 6,519
2.49%, 2/15/2027 100,000 88,064
Caterpillar Financial Services Corp.
3.75%, 11/24/2023 60,000 59,450
0.95%, 1/10/2024 60,000 57,305
0.45%, 5/17/2024 20,000 18,677
3.25%, 12/01/2024 123,000 119,127
0.80%, 11/13/2025 25,000 22,145
1.15%, 9/14/2026 50,000 43,302

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.8% (continued)
CNH Industrial Capital LLC
3.95%, 5/23/2025 50,000 47,911
1.88%, 1/15/2026 25,000 22,039
CSX Corp.
3.35%, 11/01/2025 25,000 23,710
3.25%, 6/01/2027 30,000 27,507
FedEx Corp., 3.25%, 4/01/2026 25,000 23,553
Flex Ltd., 4.75%, 6/15/2025 20,000 19,385
GATX Corp., 3.25%, 9/15/2026 50,000 45,182
General Dynamics Corp.
2.38%, 11/15/2024 25,000 23,703
3.25%, 4/01/2025 25,000 24,036
3.50%, 5/15/2025 15,000 14,532
1.15%, 6/01/2026 50,000 43,673
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 22,946
2.50%, 11/01/2026 50,000 45,746
1.10%, 3/01/2027 50,000 42,949
Jabil, Inc., 1.70%, 4/15/2026 75,000 65,020
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 30,000 28,760
John Deere Capital Corp.
0.90%, 1/10/2024 50,000 47,764
2.65%, 6/24/2024 90,000 86,845
0.70%, 1/15/2026 100,000 87,408
2.65%, 6/10/2026 25,000 23,148
1.05%, 6/17/2026 25,000 21,814
2.25%, 9/14/2026 25,000 22,680
1.30%, 10/13/2026 25,000 21,728
2.35%, 3/08/2027 50,000 44,813
1.75%, 3/09/2027 50,000 43,501
Legrand France SA, 8.50%, 2/15/2025 35,000 37,548
Lennox International, Inc., 1.70%, 8/01/2027 50,000 41,731
Lockheed Martin Corp., 3.55%, 1/15/2026 26,000 25,028
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 71,495
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,140
Owens Corning, 3.40%, 8/15/2026 25,000 22,885
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 38,730
Parker-Hannifin Corp., 3.65%, 6/15/2024 125,000 121,624
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 19,471
3.95%, 8/16/2025 150,000 145,511
Republic Services, Inc.
2.50%, 8/15/2024 30,000 28,572
0.88%, 11/15/2025 125,000 109,612
Ryder System, Inc.
2.50%, 9/01/2024 25,000 23,632
3.35%, 9/01/2025 25,000 23,459
4.30%, 6/15/2027 75,000 69,989
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 20,737
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 21,692
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 46,566
Tyco Electronics Group SA, 3.70%, 2/15/2026 50,000 47,742
Union Pacific Corp.
3.65%, 2/15/2024 32,000 31,462
3.15%, 3/01/2024 25,000 24,418
2.75%, 3/01/2026 50,000 46,559
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.8% (continued)
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,306
2.80%, 11/15/2024 25,000 23,966
2.40%, 11/15/2026 50,000 45,416
Vontier Corp., 1.80%, 4/01/2026 50,000 41,398
Vulcan Materials Co.
4.50%, 4/01/2025 25,000 24,568
3.90%, 4/01/2027 25,000 23,355
Waste Management, Inc., 0.75%, 11/15/2025 25,000 22,082
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 69,660
WRKCo, Inc.
3.00%, 9/15/2024 40,000 38,033
3.75%, 3/15/2025 25,000 23,882
3,574,508
Technology – 7.8%
Activision Blizzard, Inc., 3.40%, 6/15/2027 50,000 46,279
Adobe, Inc., 2.15%, 2/01/2027 75,000 67,390
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 47,837
Apple, Inc.
3.45%, 5/06/2024 50,000 49,102
2.85%, 5/11/2024 125,000 121,598
1.80%, 9/11/2024 25,000 23,737
2.75%, 1/13/2025 50,000 48,001
2.50%, 2/09/2025 50,000 47,699
1.13%, 5/11/2025 75,000 68,652
3.20%, 5/13/2025 35,000 33,718
0.55%, 8/20/2025 25,000 22,312
0.70%, 2/08/2026 25,000 21,925
3.25%, 2/23/2026 75,000 71,494
2.45%, 8/04/2026 35,000 32,216
2.05%, 9/11/2026 50,000 45,237
3.35%, 2/09/2027 150,000 142,280
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 47,007
AutoDesk, Inc., 4.38%, 6/15/2025 25,000 24,498
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 48,978
Broadcom, Inc.
3.63%, 10/15/2024 45,000 43,516
3.15%, 11/15/2025 25,000 23,313
3.46%, 9/15/2026 75,000 68,864
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 100,000 95,074
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 25,000 25,050
6.02%, 6/15/2026 100,000 99,847
4.90%, 10/01/2026 50,000 48,014
Electronic Arts, Inc., 4.80%, 3/01/2026 5,000 4,957
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 30,215
Fiserv, Inc.
2.75%, 7/01/2024 110,000 105,215
3.20%, 7/01/2026 25,000 22,954
2.25%, 6/01/2027 40,000 34,599
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 10,000 9,523
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 25,000 23,664
4.90%, 10/15/2025 25,000 24,586
1.75%, 4/01/2026 100,000 88,545

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 7.8% (continued)
HP, Inc., 2.20%, 6/17/2025 70,000 64,341
Intel Corp.
3.40%, 3/25/2025 25,000 24,158
3.70%, 7/29/2025 80,000 77,663
3.75%, 8/05/2027 90,000 84,696
International Business Machines Corp.
3.38%, 8/01/2023 25,000 24,704
3.00%, 5/15/2024 100,000 97,053
7.00%, 10/30/2025 25,000 26,253
3.30%, 5/15/2026 100,000 93,827
2.20%, 2/09/2027 150,000 132,847
KLA Corp., 4.65%, 11/01/2024 60,000 59,714
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 25,000 19,602
LAM Research Corp.
3.80%, 3/15/2025 25,000 24,343
3.75%, 3/15/2026 25,000 23,989
Leidos, Inc., 3.63%, 5/15/2025 10,000 9,520
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 21,559
Microchip Technology, Inc., 0.97%, 2/15/2024 100,000 94,108
Microsoft Corp.
3.63%, 12/15/2023 125,000 123,812
2.70%, 2/12/2025 25,000 24,008
3.13%, 11/03/2025 35,000 33,674
2.40%, 8/08/2026 110,000 101,779
3.30%, 2/06/2027 150,000 142,653
NetApp, Inc., 1.88%, 6/22/2025 25,000 22,688
NVIDIA Corp., 3.20%, 9/16/2026 50,000 47,098
Oracle Corp.
3.40%, 7/08/2024 50,000 48,504
2.95%, 11/15/2024 75,000 71,594
2.50%, 4/01/2025 50,000 46,741
2.95%, 5/15/2025 40,000 37,613
1.65%, 3/25/2026 150,000 131,865
2.65%, 7/15/2026 75,000 67,459
2.80%, 4/01/2027 25,000 22,105
QUALCOMM, Inc.
2.90%, 5/20/2024 50,000 48,469
3.25%, 5/20/2027 80,000 74,313
Roper Technologies, Inc.
2.35%, 9/15/2024 20,000 18,988
1.00%, 9/15/2025 50,000 44,255
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024 40,000 38,835
3.70%, 4/14/2027 30,000 27,747
Texas Instruments, Inc., 1.38%, 3/12/2025 50,000 46,269
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 21,586
VMware, Inc.
1.00%, 8/15/2024 50,000 46,129
1.40%, 8/15/2026 50,000 42,718
3.90%, 8/21/2027 30,000 27,489
Western Digital Corp., 4.75%, 2/15/2026 100,000 92,391
Xilinx, Inc., 2.95%, 6/01/2024 40,000 38,726
4,125,781
Utilities – 5.2%
AEP Transmission Co. LLC, 3.10%, 12/01/2026 50,000 46,090
AES Corp. (The), 1.38%, 1/15/2026 75,000 64,954
Ameren Corp., 2.50%, 9/15/2024 40,000 37,884
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.2% (continued)
Avangrid, Inc.
3.15%, 12/01/2024 15,000 14,266
3.20%, 4/15/2025 20,000 18,880
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 50,000 49,396
4.05%, 4/15/2025 25,000 24,475
Black Hills Corp.
4.25%, 11/30/2023 35,000 34,665
3.95%, 1/15/2026 10,000 9,502
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 8,695
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 10,019
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,185
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 26,301
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 57,243
Series D, 2.85%, 8/15/2026 50,000 45,223
DTE Energy Co.
Series C, 2.53%, 10/01/2024
(c)
25,000 23,677
Series F, 1.05%, 6/01/2025 50,000 44,728
2.85%, 10/01/2026 25,000 22,633
Duke Energy Corp.
3.75%, 4/15/2024 50,000 49,060
2.65%, 9/01/2026 50,000 45,208
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 69,580
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 47,708
Eastern Energy Gas Holdings LLC
3.55%, 11/01/2023 10,000 9,842
Series A, 2.50%, 11/15/2024 25,000 23,650
Edison International, 3.55%, 11/15/2024 45,000 43,158
Emera US Finance LP, 3.55%, 6/15/2026 25,000 23,061
Entergy Corp., 2.95%, 9/01/2026 25,000 22,769
Entergy Louisiana LLC
0.62%, 11/17/2023 25,000 23,808
5.59%, 10/01/2024 35,000 35,212
Evergy Kansas Central, Inc., 2.55%, 7/01/2026 25,000 22,725
Evergy, Inc., 2.45%, 9/15/2024 25,000 23,554
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,552
Series Q, 0.80%, 8/15/2025 25,000 22,009
Series U, 1.40%, 8/15/2026 50,000 43,081
Exelon Corp.
3.95%, 6/15/2025 25,000 24,082
3.40%, 4/15/2026 20,000 18,682
2.75%, 3/15/2027
(b)
100,000 89,646
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 48,771
2.85%, 4/01/2025 65,000 61,728
3.13%, 12/01/2025 25,000 23,607
Fortis, Inc., 3.06%, 10/04/2026 50,000 45,081
Iberdrola International BV, 5.81%, 3/15/2025 35,000 35,347
Interstate Power & Light Co., 3.25%,
12/01/2024 15,000 14,385
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 25,000 23,849
National Rural Utilities Cooperative Finance
Corp.
2.95%, 2/07/2024 25,000 24,362

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.2% (continued)
3.25%, 11/01/2025 85,000 80,581
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024 60,000 58,133
1.88%, 1/15/2027 75,000 64,903
NiSource, Inc., 0.95%, 8/15/2025 75,000 66,431
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 24,099
Pacific Gas & Electric Co.
1.70%, 11/15/2023 75,000 71,669
3.45%, 7/01/2025 50,000 46,478
3.15%, 1/01/2026 100,000 90,099
3.30%, 3/15/2027 50,000 43,268
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 87,286
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 9,610
0.80%, 8/15/2025 35,000 30,717
San Diego Gas & Electric Co., 2.50%, 5/15/2026 10,000 9,123
Southern California Edison Co., Series D, 4.70%,
6/01/2027 75,000 72,714
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026 10,000 9,107
2.95%, 4/15/2027 80,000 72,328
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024 50,000 47,096
3.25%, 7/01/2026 65,000 60,135
5.11%, 8/01/2027 30,000 29,173
Series B, 4.00%, 1/15/2051 25,000 21,762
Southern Power Co., 0.90%, 1/15/2026 35,000 30,316
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 74,760
Union Electric Co., 2.95%, 6/15/2027 50,000 45,335
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,513
Series A, 3.15%, 1/15/2026 25,000 23,376
Series B, 3.75%, 5/15/2027 30,000 28,155
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 18,826
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 28,468
2,724,794
Total Corporate Bonds (cost $57,119,612) 52,343,641
Shares
Investment Companies – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $1,258,883) 1,258,883 1,258,883
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(d)(e)
(cost $990,390) 990,390 990,390
Total Investments (cost $59,368,885) 103.3% 54,592,914
Liabilities, Less Cash and Receivables (3.3)% (1,738,326)
Net Assets 100.0% 52,854,588

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $980,755 and the value of the collateral was $1,014,502, consisting of cash collateral of
$990,390 and U.S. Government & Agency securities valued at $24,112. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $929,116 or 1.76% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 2.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 642,396 16,631,708 (16,015,221) 1,258,883 4,959
Investment of Cash Collateral for Securities Loaned – 1.9%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional S hares 164,650 5,205,126 (4,379,386) 990,390 2,167
2
Total – 4.3% 807,046 21,836,834 (20,394,607) 2,249,273 7,126
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 47.1
Consumer, Non-cyclical 12.9
Technology 7.8
Consumer, Cyclical 6.9
Industrial 6.8
Energy 5.7
Utilities 5.2
Communications 5.0
Registered Investment Companies 4.3
Basic Materials 1.6
103.3
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2022
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3%
Basic Materials – 4.4%
Arconic Corp.
6.00%, 5/15/2025
(a)
30,000 29,686
6.13%, 2/15/2028
(a)
25,000 23,425
Ashland LLC
3.38%, 9/01/2031
(a)
20,000 15,665
6.88%, 5/15/2043 15,000 14,183
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
20,000 16,081
7.50%, 9/30/2029
(a)(b)
30,000 20,124
ATI, Inc.
5.88%, 12/01/2027 8,000 7,293
5.13%, 10/01/2031 5,000 4,193
Avient Corp.
5.75%, 5/15/2025
(a)
25,000 24,508
7.13%, 8/01/2030
(a)
25,000 23,923
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 28,904
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)(b)
10,000 9,155
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
25,000 22,851
Big River Steel LLC / BRS Finance Corp., 6.63%,
1/31/2029
(a)
22,000 20,835
Carpenter Technology Corp.
6.38%, 7/15/2028 30,000 28,061
7.63%, 3/15/2030 25,000 24,430
Century Aluminum Co., 7.50%, 4/01/2028
(a)
10,000 8,599
Cerdia Finanz GMBH, 10.50%, 2/15/2027
(a)
30,000 24,328
Chemours Co. (The)
5.38%, 5/15/2027 13,000 11,636
5.75%, 11/15/2028
(a)
45,000 38,242
4.63%, 11/15/2029
(a)
15,000 11,689
Clearwater Paper Corp., 5.38%, 2/01/2025
(a)
20,000 19,423
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
25,000 24,822
5.88%, 6/01/2027 10,000 9,302
4.63%, 3/01/2029
(a)
13,000 11,194
4.88%, 3/01/2031
(a)(b)
5,000 4,227
6.25%, 10/01/2040 20,000 15,400
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)
15,000 11,656
Commercial Metals Co.
4.13%, 1/15/2030 25,000 21,159
3.88%, 2/15/2031 4,000 3,238
4.38%, 3/15/2032 30,000 24,448
Compass Minerals International, Inc.
4.88%, 7/15/2024
(a)
22,000 20,860
6.75%, 12/01/2027
(a)
40,000 37,901
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
5,000 4,556
5.63%, 10/15/2028
(a)
20,000 16,856
Constellium Se, 3.75%, 4/15/2029
(a)
30,000 23,522
Cornerstone Chemical Co., 6.75%, 8/15/2024
(a)
30,000 22,539
CVR Partners LP / CVR Nitrogen Finance Corp.,
6.13%, 6/15/2028
(a)
20,000 18,107
Diamond Bc BV, 4.63%, 10/01/2029
(a)
30,000 21,998
Domtar Corp., 6.75%, 10/01/2028
(a)
55,000 46,963
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
35,000 29,735
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Basic Materials – 4.4% (continued)
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
34,000 33,335
4.50%, 9/15/2027
(a)
45,000 40,389
5.88%, 4/15/2030
(a)
40,000 35,504
4.38%, 4/01/2031
(a)
85,000 67,569
6.13%, 4/15/2032
(a)
50,000 44,298
Glatfelter Corp., 4.75%, 11/15/2029
(a)
20,000 12,880
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 13,461
HB Fuller Co.
4.00%, 2/15/2027 5,000 4,578
4.25%, 10/15/2028 15,000 13,054
Hecla Mining Co., 7.25%, 2/15/2028 37,000 35,197
Herens Holdco Sarl, 4.75%, 5/15/2028
(a)
15,000 12,283
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
10,000 8,456
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 12,653
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
5,000 4,668
Ingevity Corp., 3.88%, 11/01/2028
(a)
40,000 33,941
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
12,000 11,430
Iris Holding, Inc., 10.00%, 12/15/2028
(a)
15,000 12,857
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
25,000 25,443
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
18,000 15,747
4.50%, 6/01/2031
(a)
30,000 23,559
Kobe US Midco 2, Inc., 9.25%, 11/01/2026
(a)(c)
20,000 15,403
Lsf11 A5 Holdco LLC, 6.63%, 10/15/2029
(a)
10,000 7,869
Mativ Holdings, Inc., 6.88%, 10/01/2026
(a)
12,000 11,003
Mercer International, Inc.
5.50%, 1/15/2026 5,000 4,706
5.13%, 2/01/2029 55,000 45,834
Methanex Corp.
4.25%, 12/01/2024 15,000 14,516
5.13%, 10/15/2027 36,000 32,819
5.25%, 12/15/2029 35,000 30,184
5.65%, 12/01/2044 30,000 20,662
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
25,000 24,879
8.00%, 11/01/2027
(a)
30,000 29,499
8.50%, 5/01/2030
(a)
20,000 19,827
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 13,014
New Gold, Inc., 7.50%, 7/15/2027
(a)
15,000 12,974
Novelis Corp.
3.25%, 11/15/2026
(a)
20,000 17,610
4.75%, 1/30/2030
(a)
53,000 45,084
3.88%, 8/15/2031
(a)
15,000 11,633
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.00%, 1/27/2030
(a)
15,000 12,706
Olin Corp.
5.13%, 9/15/2027 31,000 29,064
5.63%, 8/01/2029
(b)
33,000 31,021
5.00%, 2/01/2030
(b)
30,000 27,146
Olympus Water US Holding Corp.
4.25%, 10/01/2028
(a)
15,000 12,309
6.25%, 10/01/2029
(a)
15,000 10,391
Perenti Finance Pty, Ltd., 6.50%, 10/07/2025
(a)
15,000 13,792

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Basic Materials – 4.4% (continued)
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
12,000 10,294
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)(b)
10,000 9,836
7.63%, 1/15/2026
(a)
21,000 18,250
Resolute Forest Products, Inc., 4.88%,
3/01/2026
(a)
10,000 9,882
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
50,000 43,450
6.63%, 5/01/2029
(a)
35,000 28,406
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
30,000 23,954
SK Invictus Intermediate II Sarl, 5.00%,
10/30/2029
(a)
30,000 24,535
SPCM SA
3.13%, 3/15/2027
(a)
30,000 26,215
3.38%, 3/15/2030
(a)
45,000 35,990
Sylvamo Corp., 7.00%, 9/01/2029
(a)
10,000 9,383
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)
20,000 16,791
Taseko Mines Ltd., 7.00%, 2/15/2026
(a)
25,000 20,676
Tms International Corp./de, 6.25%,
4/15/2029
(a)
15,000 10,328
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.
5.38%, 9/01/2025
(a)
10,000 7,735
5.13%, 4/01/2029
(a)
35,000 19,940
Tronox, Inc., 4.63%, 3/15/2029
(a)
50,000 38,808
U.S. Steel Corp.
6.88%, 3/01/2029
(b)
8,000 7,343
6.65%, 6/01/2037 20,000 16,748
Valvoline, Inc.
4.25%, 2/15/2030
(a)
15,000 14,509
3.63%, 6/15/2031
(a)
35,000 27,608
Venator Finance Sarl / Venator Materials LLC,
5.75%, 7/15/2025
(a)
10,000 3,298
Vibrantz Technologies, Inc., 9.00%, 2/15/2030
(a)
30,000 19,850
WR Grace Holdings LLC
5.63%, 10/01/2024
(a)
1,000 980
4.88%, 6/15/2027
(a)
20,000 17,497
5.63%, 8/15/2029
(a)
45,000 34,786
2,248,056
Communications – 16.7%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 5/01/2028
(a)
15,000 12,224
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
30,000 25,525
Altice Financing SA
5.00%, 1/15/2028
(a)
50,000 39,948
5.75%, 8/15/2029
(a)
95,000 74,810
Altice France Holding SA
10.50%, 5/15/2027
(a)
70,000 54,506
6.00%, 2/15/2028
(a)
50,000 32,307
Altice France SA
8.13%, 2/01/2027
(a)
80,000 73,279
5.50%, 1/15/2028
(a)
52,000 41,258
5.13%, 1/15/2029
(a)
5,000 3,817
5.13%, 7/15/2029
(a)
100,000 75,382
5.50%, 10/15/2029
(a)
75,000 57,170
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
AMC Networks, Inc.
5.00%, 4/01/2024 15,000 14,579
4.75%, 8/01/2025 27,000 24,778
4.25%, 2/15/2029
(b)
35,000 27,150
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
30,000 21,868
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 16,418
6.13%, 12/01/2028
(a)
20,000 15,437
Avaya, Inc., 6.13%, 9/15/2028
(a)
50,000 21,154
Belo Corp.
7.75%, 6/01/2027 3,000 2,957
7.25%, 9/15/2027 5,000 4,874
British Telecommunications PLC
4.25%, 11/23/2081
(a)
29,000 24,305
4.88%, 11/23/2081
(a)
50,000 39,793
Cable One, Inc., 4.00%, 11/15/2030
(a)
20,000 16,256
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
25,000 21,394
5.63%, 9/15/2028
(a)
15,000 11,915
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 17,332
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
40,000 38,456
5.13%, 5/01/2027
(a)
125,000 115,822
5.00%, 2/01/2028
(a)
85,000 76,697
5.38%, 6/01/2029
(a)
65,000 58,117
6.38%, 9/01/2029
(a)
67,000 62,065
4.75%, 3/01/2030
(a)
130,000 108,313
4.50%, 8/15/2030
(a)
110,000 89,400
4.25%, 2/01/2031
(a)
120,000 94,796
4.75%, 2/01/2032
(a)
55,000 44,092
4.50%, 5/01/2032 105,000 82,228
4.50%, 6/01/2033
(a)
70,000 53,319
4.25%, 1/15/2034
(a)
85,000 62,416
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
25,000 23,689
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 21,006
Clear Channel International BV, 6.63%,
8/01/2025
(a)
10,000 9,531
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028
(a)
30,000 24,475
7.50%, 6/01/2029
(a)
30,000 23,587
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
31,000 27,897
CMG Media Corp., 8.88%, 12/15/2027
(a)
40,000 33,871
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
25,000 22,637
7.00%, 6/15/2027
(a)
20,000 19,116
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
61,000 57,419
5.00%, 3/15/2027
(a)
20,000 16,219
CommScope, Inc.
6.00%, 3/01/2026
(a)
35,000 33,847
8.25%, 3/01/2027
(a)
31,000 27,582
7.13%, 7/01/2028
(a)
20,000 16,960
4.75%, 9/01/2029
(a)
30,000 25,398
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
99,000 93,023
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 7,752

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
6.50%, 10/01/2028
(a)
20,000 16,431
CSC Holdings LLC
5.25%, 6/01/2024 15,000 14,552
5.50%, 4/15/2027
(a)
35,000 32,965
5.38%, 2/01/2028
(a)
16,000 14,754
7.50%, 4/01/2028
(a)
35,000 30,261
6.50%, 2/01/2029
(a)
40,000 37,662
5.75%, 1/15/2030
(a)
40,000 30,800
4.13%, 12/01/2030
(a)
25,000 19,642
4.63%, 12/01/2030
(a)
40,000 28,818
3.38%, 2/15/2031
(a)
35,000 25,387
4.50%, 11/15/2031
(a)
35,000 27,255
5.00%, 11/15/2031
(a)
10,000 7,244
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
20,000 17,362
Diamond Sports Group LLC / Diamond Sports
Finance Co., 6.63%, 8/15/2027
(a)
20,000 1,020
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
180,000 162,003
DISH DBS Corp.
5.88%, 11/15/2024 105,000 96,842
7.75%, 7/01/2026 105,000 88,702
5.25%, 12/01/2026
(a)
134,000 116,348
7.38%, 7/01/2028 60,000 45,608
5.75%, 12/01/2028
(a)
135,000 108,957
5.13%, 6/01/2029 85,000 57,453
Embarq Corp., 8.00%, 6/01/2036 77,000 31,161
Endurance International Group Holdings, Inc.,
6.00%, 2/15/2029
(a)
25,000 16,269
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
35,000 32,465
5.00%, 5/01/2028
(a)
55,000 48,118
6.75%, 5/01/2029
(a)
40,000 32,972
5.88%, 11/01/2029 25,000 19,651
6.00%, 1/15/2030
(a)
35,000 27,343
8.75%, 5/15/2030
(a)
30,000 30,629
Frontier Florida LLC, Series E, 6.86%,
2/01/2028 5,000 4,655
Frontier North, Inc., Series G, 6.73%, 2/15/2028 30,000 28,101
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
12,000 8,983
GCI LLC, 4.75%, 10/15/2028
(a)
10,000 8,445
Getty Images, Inc., 9.75%, 3/01/2027
(a)
15,000 14,853
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
27,000 25,525
3.50%, 3/01/2029
(a)
15,000 12,433
Goto Group, Inc., 5.50%, 9/01/2027
(a)
55,000 32,049
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
40,000 32,143
Gray Television, Inc.
5.88%, 7/15/2026
(a)
22,000 20,767
7.00%, 5/15/2027
(a)
15,000 14,289
4.75%, 10/15/2030
(a)
40,000 31,591
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
10,000 6,713
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 30,000 28,633
6.63%, 8/01/2026 45,000 42,394
iHeartCommunications, Inc.
6.38%, 5/01/2026 34,000 32,322
8.38%, 5/01/2027 53,000 47,648
5.25%, 8/15/2027
(a)
30,000 27,342
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
4.75%, 1/15/2028
(a)
45,000 39,259
Iliad Holding SASU
6.50%, 10/15/2026
(a)
55,000 50,979
7.00%, 10/15/2028
(a)
65,000 58,795
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
129,000 118,578
Intrado Corp., 8.50%, 10/15/2025
(a)
34,000 29,729
Ion Trading Technologies Sarl, 5.75%,
5/15/2028
(a)
25,000 20,126
Lamar Media Corp.
3.75%, 2/15/2028 30,000 26,220
4.88%, 1/15/2029 10,000 9,047
4.00%, 2/15/2030 30,000 25,445
3.63%, 1/15/2031 10,000 8,150
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
58,000 54,111
5.13%, 7/15/2029
(a)
60,000 50,664
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
35,000 30,172
4.63%, 9/15/2027
(a)
55,000 47,855
4.25%, 7/01/2028
(a)
65,000 53,569
3.63%, 1/15/2029
(a)
35,000 26,706
3.75%, 7/15/2029
(a)
55,000 41,915
3.88%, 11/15/2029
(a)
35,000 28,777
Liberty Interactive LLC, 8.25%, 2/01/2030 15,000 9,380
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
32,618 13,573
Lumen Technologies, Inc.
5.63%, 4/01/2025 15,000 14,422
5.13%, 12/15/2026
(a)
30,000 25,686
4.00%, 2/15/2027
(a)
41,000 34,897
Series G, 6.88%, 1/15/2028 20,000 16,910
4.50%, 1/15/2029
(a)
50,000 35,317
5.38%, 6/15/2029
(a)
25,000 18,350
Series P, 7.60%, 9/15/2039 35,000 24,185
Series U, 7.65%, 3/15/2042 15,000 10,064
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
10,000 8,988
4.63%, 6/01/2028
(a)
10,000 8,886
5.63%, 2/15/2029
(a)
15,000 13,400
4.13%, 8/01/2030
(a)
20,000 16,354
3.63%, 10/01/2031
(a)
10,000 7,619
Maxar Technologies, Inc., 7.75%, 6/15/2027
(a)
20,000 19,691
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
20,000 17,607
8.00%, 8/01/2029
(a)
30,000 25,548
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
5,000 4,550
Millennium Escrow Corp., 6.63%, 8/01/2026
(a)
20,000 14,403
National CineMedia LLC, 5.88%, 4/15/2028
(a)
10,000 4,019
Netflix, Inc.
5.88%, 2/15/2025 30,000 30,176
3.63%, 6/15/2025
(a)
25,000 23,793
4.38%, 11/15/2026 45,000 42,922
4.88%, 4/15/2028 60,000 57,032
5.88%, 11/15/2028 85,000 84,435
6.38%, 5/15/2029 35,000 35,695
5.38%, 11/15/2029
(a)
40,000 38,299
4.88%, 6/15/2030
(a)(b)
46,000 42,579

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
News Corp.
3.88%, 5/15/2029
(a)
45,000 38,687
5.13%, 2/15/2032
(a)
10,000 9,011
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
95,000 89,429
4.75%, 11/01/2028
(a)(b)
55,000 48,256
Nokia OYJ
4.38%, 6/12/2027 18,000 16,563
6.63%, 5/15/2039 20,000 18,247
Northwest Fiber LLC / Northwest Fiber Finance
Sub, Inc.
4.75%, 4/30/2027
(a)
10,000 9,001
6.00%, 2/15/2028
(a)
10,000 7,849
10.75%, 6/01/2028
(a)
10,000 9,387
Nortonlifelock, Inc.
6.75%, 9/30/2027
(a)
51,000 50,311
7.13%, 9/30/2030
(a)
40,000 39,479
NortonLifeLock, Inc., 5.00%, 4/15/2025
(a)
55,000 53,474
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
10,000 9,898
5.00%, 8/15/2027
(a)
15,000 13,512
4.25%, 1/15/2029
(a)
10,000 8,221
4.63%, 3/15/2030
(a)
10,000 8,251
Paramount Global
6.25%, 2/28/2057 27,000 22,877
6.38%, 3/30/2062 50,000 42,604
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
35,000 23,088
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
20,000 17,077
6.50%, 9/15/2028
(a)
35,000 22,029
Rakuten Group, Inc.
5.13%
(a)(d)
20,000 14,780
6.25%
(a)(b)(d)
20,000 13,633
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
5,000 4,153
5.38%, 1/15/2031
(a)(b)
15,000 12,191
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
10,000 9,058
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
15,000 12,597
5.50%, 3/01/2030
(a)
16,000 11,964
4.13%, 12/01/2030
(a)
10,000 7,726
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
55,000 49,153
5.00%, 8/01/2027
(a)
80,000 73,600
4.00%, 7/15/2028
(a)
105,000 90,634
5.50%, 7/01/2029
(a)
75,000 69,161
4.13%, 7/01/2030
(a)
70,000 57,320
3.88%, 9/01/2031
(a)
70,000 55,966
Sprint Capital Corp.
6.88%, 11/15/2028 124,000 127,935
8.75%, 3/15/2032 100,000 117,318
Sprint Corp.
7.13%, 6/15/2024 125,000 126,954
7.63%, 2/15/2025 80,000 82,604
7.63%, 3/01/2026 75,000 78,144
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
25,000 21,505
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 15,150
TEGNA, Inc.
4.75%, 3/15/2026
(a)
10,000 9,870
4.63%, 3/15/2028 38,000 36,160
5.00%, 9/15/2029 42,000 40,099
Telecom Italia Capital SA
6.38%, 11/15/2033 40,000 30,712
6.00%, 9/30/2034 45,000 32,800
7.20%, 7/18/2036 40,000 31,391
7.72%, 6/04/2038 40,000 31,731
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
70,000 65,921
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
30,000 14,246
4.88%, 6/01/2027
(a)
33,000 15,279
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
10,000 9,440
Tripadvisor, Inc., 7.00%, 7/15/2025
(a)
25,000 24,790
Twitter, Inc.
3.88%, 12/15/2027
(a)
30,000 30,263
5.00%, 3/01/2030
(a)
30,000 30,191
U.S. Cellular Corp., 6.70%, 12/15/2033 15,000 14,256
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
40,000 40,004
8.00%, 11/01/2026
(a)
45,000 45,147
7.50%, 9/15/2027
(a)
42,000 41,840
6.25%, 1/15/2028
(a)(b)
15,000 14,401
4.50%, 8/15/2029
(a)
35,000 30,005
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
48,000 46,365
6.63%, 6/01/2027
(a)
60,000 59,214
4.50%, 5/01/2029
(a)
30,000 25,309
7.38%, 6/30/2030
(a)
35,000 34,081
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
25,000 20,773
UPC Holding BV, 5.50%, 1/15/2028
(a)
10,000 8,751
Urban One, Inc., 7.38%, 2/01/2028
(a)
20,000 17,504
ViaSat, Inc.
5.63%, 9/15/2025
(a)
40,000 36,867
5.63%, 4/15/2027
(a)
52,000 48,064
6.50%, 7/15/2028
(a)
15,000 12,546
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
30,000 24,852
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 29,751
5.13%, 4/15/2027
(a)
30,000 28,249
3.63%, 6/15/2029
(a)(b)
50,000 41,929
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
35,000 28,041
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
60,000 54,596
4.50%, 8/15/2030
(a)
40,000 33,625
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
10,000 8,554
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
30,000 24,150
4.75%, 7/15/2031
(a)
50,000 40,580
Vodafone Group PLC
7.00%, 4/04/2079 126,000 120,206
3.25%, 6/04/2081 15,000 11,926
4.13%, 6/04/2081 55,000 39,001
5.13%, 6/04/2081 50,000 33,819
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
40,000 32,090

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Communications – 16.7% (continued)
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
65,000 56,266
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
36,000 27,805
6.13%, 3/01/2028
(a)
38,000 25,263
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
22,000 18,568
Ziggo Bond Co. BV
6.00%, 1/15/2027
(a)
10,000 9,048
5.13%, 2/28/2030
(a)
10,000 7,914
Ziggo BV, 4.88%, 1/15/2030
(a)
30,000 25,317
8,424,970
Consumer, Cyclical – 22.7%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 9,999
3.88%, 1/15/2028
(a)
70,000 61,583
4.38%, 1/15/2028
(a)
30,000 26,372
3.50%, 2/15/2029
(a)
55,000 46,062
4.00%, 10/15/2030
(a)
100,000 81,604
99 Escrow Issuer, Inc., 7.50%, 1/15/2026
(a)
15,000 8,595
Aag Fh LP / Aag Fh Finco, Inc., 9.75%,
7/15/2024
(a)
15,000 14,505
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
20,000 18,949
Academy Ltd., 6.00%, 11/15/2027
(a)
20,000 19,080
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)(b)
25,000 22,336
Affinity Gaming, 6.88%, 12/15/2027
(a)
10,000 8,433
Air Canada, 3.88%, 8/15/2026
(a)
39,000 34,494
Allegiant Travel Co., 7.25%, 8/15/2027
(a)
20,000 18,848
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
25,000 10,125
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 9,223
5.88%, 6/01/2029
(a)
25,000 23,316
3.75%, 1/30/2031
(a)
47,000 37,687
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
50,000 26,574
7.50%, 2/15/2029
(a)
35,000 24,072
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)(b)
7,000 6,167
American Airlines Pass-Through Trust
Series 2013-1, Class A, 4.00%, 7/15/2025 41,030 34,678
Series 2014-1, Class A, 3.70%, 10/01/2026 37,423 31,175
Series 2015-1, Class A, 3.38%, 5/01/2027 45,575 36,769
Series 2016-1, Class A, 4.10%, 1/15/2028 28,574 22,093
Series 2016-2, Class A, 3.65%, 6/15/2028 13,356 9,995
Series 2016-3, Class A, 3.25%, 10/15/2028 39,677 30,004
American Airlines, Inc., 11.75%, 7/15/2025
(a)
50,000 54,724
American Airlines, Inc./Aadvantage Loyalty Ip
Ltd.
5.50%, 4/20/2026
(a)
120,000 114,365
5.75%, 4/20/2029
(a)
110,000 100,100
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
5,000 4,615
6.88%, 7/01/2028 10,000 9,244
5.00%, 10/01/2029 30,000 24,397
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(a)
40,000 35,360
3.88%, 11/15/2029
(a)
15,000 12,307
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
American Greetings Corp., 8.75%, 4/15/2025
(a)
5,000 4,784
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
15,000 14,572
6.38%, 5/01/2025
(a)
70,000 69,300
5.00%, 2/01/2028
(a)(b)
61,000 55,609
Arko Corp., 5.13%, 11/15/2029
(a)
15,000 11,886
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 8,676
4.63%, 11/15/2029
(a)
45,000 37,004
4.75%, 3/01/2030 11,000 9,009
5.00%, 2/15/2032
(a)
35,000 28,218
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.63%, 1/15/2028
(a)
25,000 21,375
4.63%, 8/01/2029
(a)
30,000 22,529
4.63%, 4/01/2030
(a)
30,000 22,269
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 48,235
At Home Group, Inc., 7.13%, 7/15/2029
(a)
15,000 8,484
Banijay Entertainment Sasu, 5.38%,
3/01/2025
(a)
40,000 37,093
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
35,000 36,467
6.69%, 1/15/2027 20,000 18,850
5.25%, 2/01/2028 15,000 13,263
7.50%, 6/15/2029
(b)
30,000 28,453
6.63%, 10/01/2030
(a)
55,000 49,279
6.88%, 11/01/2035 35,000 29,762
6.75%, 7/01/2036 25,000 20,633
7.60%, 7/15/2037 4,000 3,180
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
20,000 18,216
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
15,000 9,929
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 11,956
Beazer Homes USA, Inc.
5.88%, 10/15/2027 20,000 16,793
7.25%, 10/15/2029 10,000 8,275
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
25,000 20,521
Boyd Gaming Corp.
4.75%, 12/01/2027
(b)
60,000 54,981
4.75%, 6/15/2031
(a)
25,000 21,127
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
10,000 8,749
Brinker International, Inc., 5.00%,
10/01/2024
(a)
10,000 9,667
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
15,000 13,095
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 7,673
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
60,000 58,576
8.13%, 7/01/2027
(a)
60,000 58,367
4.63%, 10/15/2029
(a)
40,000 32,009
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.75%, 7/01/2025
(a)
40,000 39,109
Carnival Corp.
10.50%, 2/01/2026
(a)
35,000 34,297

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
7.63%, 3/01/2026
(a)(b)
60,000 45,166
5.75%, 3/01/2027
(a)
105,000 72,872
9.88%, 8/01/2027
(a)
55,000 51,279
4.00%, 8/01/2028
(a)
40,000 32,275
6.00%, 5/01/2029
(a)
45,000 29,772
10.50%, 6/01/2030
(a)(b)
50,000 38,757
Carnival Holdings Bermuda Ltd., 10.38%,
5/01/2028
(a)
60,000 60,911
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
10,000 6,970
Carvana Co.
5.63%, 10/01/2025
(a)
15,000 9,825
5.50%, 4/15/2027
(a)
20,000 9,676
5.88%, 10/01/2028
(a)
20,000 9,206
4.88%, 9/01/2029
(a)
25,000 11,062
10.25%, 5/01/2030
(a)
140,000 83,967
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
20,000 18,999
Cdi Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
63,000 56,860
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
10,000 9,390
Cedar Fair LP, 5.25%, 7/15/2029
(b)
15,000 13,197
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
20,000 19,864
5.38%, 4/15/2027 5,000 4,701
6.50%, 10/01/2028 5,000 4,700
Century Communities, Inc.
6.75%, 6/01/2027 16,000 15,285
3.88%, 8/15/2029
(a)
20,000 15,760
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
50,000 47,828
4.75%, 1/15/2028
(a)
40,000 35,434
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
10,000 10,072
5.88%, 3/15/2026
(a)
10,000 8,432
5.25%, 7/15/2028
(a)
20,000 15,349
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,016
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
46,000 44,866
8.50%, 5/15/2027
(a)
80,000 78,671
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 8,915
Cooper-Standard Automotive, Inc., 13.00%,
6/01/2024
(a)
10,000 10,266
Crocs, Inc.
4.25%, 3/15/2029
(a)
10,000 8,006
4.13%, 8/15/2031
(a)
10,000 7,590
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
7,000 6,840
Dana, Inc.
5.38%, 11/15/2027 15,000 13,581
5.63%, 6/15/2028 20,000 18,095
4.25%, 9/01/2030 25,000 19,975
4.50%, 2/15/2032 12,000 9,135
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 11,000
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 13,143
Delta Air Lines, Inc.
2.90%, 10/28/2024 20,000 18,894
7.38%, 1/15/2026 25,000 25,562
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
4.38%, 4/19/2028 5,000 4,461
3.75%, 10/28/2029 15,000 12,395
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
25,000 16,633
eG Global Finance PLC
6.75%, 2/07/2025
(a)
12,000 10,880
8.50%, 10/30/2025
(a)
25,000 23,009
Empire Communities Corp., 7.00%,
12/15/2025
(a)
5,000 4,334
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
10,000 8,220
Everi Holdings, Inc., 5.00%, 7/15/2029
(a)
10,000 8,713
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
10,000 9,075
5.88%, 4/01/2029
(a)
30,000 25,157
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
45,000 39,129
6.75%, 1/15/2030
(a)
55,000 43,169
FirstCash, Inc.
4.63%, 9/01/2028
(a)
20,000 17,331
5.63%, 1/01/2030
(a)
25,000 22,372
Foot Locker, Inc., 4.00%, 10/01/2029
(a)
30,000 22,944
Ford Holdings LLC, 9.30%, 3/01/2030 10,000 10,947
Ford Motor Co.
4.35%, 12/08/2026
(b)
45,000 41,888
6.63%, 10/01/2028 25,000 24,656
6.38%, 2/01/2029 5,000 4,800
9.63%, 4/22/2030 25,000 27,916
7.45%, 7/16/2031 50,000 50,147
3.25%, 2/12/2032 75,000 56,320
6.10%, 8/19/2032
(b)
65,000 59,555
4.75%, 1/15/2043 85,000 59,323
7.40%, 11/01/2046 20,000 18,289
5.29%, 12/08/2046 50,000 37,010
Ford Motor Credit Co. LLC
3.37%, 11/17/2023 10,000 9,689
3.81%, 1/09/2024 30,000 29,008
5.58%, 3/18/2024 60,000 59,271
3.66%, 9/08/2024 30,000 28,453
4.06%, 11/01/2024 60,000 57,448
2.30%, 2/10/2025 35,000 31,685
4.69%, 6/09/2025 20,000 18,950
5.13%, 6/16/2025 60,000 57,903
4.13%, 8/04/2025 55,000 51,122
3.38%, 11/13/2025 55,000 49,978
4.39%, 1/08/2026 50,000 46,294
4.54%, 8/01/2026 35,000 32,298
2.70%, 8/10/2026 45,000 38,977
4.27%, 1/09/2027 40,000 36,151
4.95%, 5/28/2027 55,000 50,388
4.13%, 8/17/2027 40,000 35,508
3.82%, 11/02/2027 40,000 34,702
2.90%, 2/16/2028 20,000 16,240
2.90%, 2/10/2029 25,000 19,647
5.11%, 5/03/2029 60,000 53,605
4.00%, 11/13/2030 70,000 56,747
3.63%, 6/17/2031 40,000 30,913
Forestar Group, Inc., 3.85%, 5/15/2026
(a)
20,000 17,186
Foundation Building Materials, Inc., 6.00%,
3/01/2029
(a)
15,000 10,495

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
15,000 13,150
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
32,000 22,481
3.88%, 10/01/2031
(a)
40,000 27,600
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
50,000 43,911
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 9,476
Golden Entertainment, Inc., 7.63%, 4/15/2026
(a)
10,000 9,891
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 13,000 13,558
5.00%, 5/31/2026
(b)
15,000 14,406
4.88%, 3/15/2027
(b)
20,000 18,201
5.00%, 7/15/2029
(b)
25,000 21,698
5.25%, 4/30/2031
(b)
10,000 8,408
5.25%, 7/15/2031 10,000 8,358
5.63%, 4/30/2033
(b)
10,000 8,361
Gps Hospitality Holding Co. LLC / Gps Finco,
Inc., 7.00%, 8/15/2028
(a)
15,000 10,537
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
37,000 30,459
Guitar Center, Inc., 8.50%, 1/15/2026
(a)
25,000 21,847
Gyp Holdings III Corp., 4.63%, 5/01/2029
(a)
15,000 11,850
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
34,000 28,755
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
33,000 32,081
4.88%, 5/15/2026
(a)(b)
17,000 15,603
Hawaiian Airlines 2013-1 Class A Pass-Through
Certificates, Series A, 3.90%, 1/15/2026 25,302 20,645
Hawaiian Brand Intellectual Property Ltd.
/ Hawaiianmiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
50,000 46,129
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
30,000 29,542
5.75%, 5/01/2028
(a)
40,000 38,604
3.75%, 5/01/2029
(a)
60,000 51,188
4.88%, 1/15/2030 55,000 49,450
4.00%, 5/01/2031
(a)
60,000 50,032
3.63%, 2/15/2032
(a)
67,000 53,341
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc, 4.88%,
7/01/2031
(a)
15,000 12,269
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow, Inc.,
5.00%, 6/01/2029
(a)
38,000 32,702
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 31,000 29,431
IAA, Inc., 5.50%, 6/15/2027
(a)
12,000 11,251
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
15,000 12,781
6.00%, 5/15/2027
(a)(c)
45,000 38,664
6.38%, 5/15/2029
(a)(c)
45,000 38,387
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
25,000 22,140
Interface, Inc., 5.50%, 12/01/2028
(a)
10,000 7,998
International Game Technology PLC
6.50%, 2/15/2025
(a)
35,000 35,010
4.13%, 4/15/2026
(a)
15,000 13,916
6.25%, 1/15/2027
(a)
15,000 14,863
5.25%, 1/15/2029
(a)
20,000 18,592
IRB Holding Corp., 7.00%, 6/15/2025
(a)
15,000 15,006
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
Jacobs Entertainment, Inc., 6.75%, 2/15/2029
(a)
25,000 22,080
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
30,000 27,686
4.50%, 10/01/2027
(a)(b)
10,000 7,079
5.88%, 1/15/2028
(a)
19,740 14,547
5.50%, 7/15/2029
(a)
10,000 7,053
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 14,297
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 9,669
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
13,000 12,546
KB Home
6.88%, 6/15/2027 10,000 9,675
4.80%, 11/15/2029 25,000 20,480
7.25%, 7/15/2030 20,000 18,482
4.00%, 6/15/2031 15,000 11,367
Ken Garff Automotive LLC, 4.88%, 9/15/2028
(a)
25,000 20,933
KFC Holding Co. / Pizza Hut Holdings LLC / Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
37,000 35,394
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
9,000 7,243
L Brands, Inc., 6.95%, 3/01/2033 25,000 20,514
Las Vegas Sands Corp.
3.20%, 8/08/2024 210,000 199,706
2.90%, 6/25/2025 58,000 52,447
3.50%, 8/18/2026 127,000 110,666
3.90%, 8/08/2029 76,000 61,313
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
35,000 24,451
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
45,000 38,088
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
20,000 16,011
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
25,000 19,144
Life Time, Inc.
5.75%, 1/15/2026
(a)
20,000 18,600
8.00%, 4/15/2026
(a)
10,000 8,782
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
25,000 18,969
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 6,311
3.88%, 6/01/2029
(a)
45,000 36,440
4.38%, 1/15/2031
(a)
15,000 12,207
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
25,000 24,284
5.63%, 3/15/2026
(a)
11,000 10,542
6.50%, 5/15/2027
(a)
30,000 29,842
4.75%, 10/15/2027
(a)
45,000 40,067
3.75%, 1/15/2028
(a)
10,000 8,721
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
25,000 22,748
M/I Homes, Inc.
4.95%, 2/01/2028 18,000 15,452
3.95%, 2/15/2030 15,000 11,400
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
15,000 12,991
5.88%, 3/15/2030
(a)
30,000 25,328
6.13%, 3/15/2032
(a)
30,000 24,941
4.50%, 12/15/2034 25,000 17,202
6.38%, 3/15/2037 10,000 7,650
5.13%, 1/15/2042 10,000 6,394
4.30%, 2/15/2043 10,000 5,933

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
Majordrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
20,000 14,096
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
25,000 21,554
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025
(a)
21,000 20,774
4.75%, 1/15/2028 5,000 4,345
4.50%, 6/15/2029
(a)
30,000 25,110
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 12,830
4.63%, 3/01/2030
(a)
18,000 14,222
Mattel, Inc.
3.38%, 4/01/2026
(a)
20,000 18,318
5.88%, 12/15/2027
(a)
35,000 34,027
3.75%, 4/01/2029
(a)
15,000 12,980
Melco Resorts Finance Ltd.
4.88%, 6/06/2025
(a)
40,000 28,119
5.63%, 7/17/2027
(a)
30,000 18,080
5.75%, 7/21/2028
(a)
40,000 22,862
5.38%, 12/04/2029
(a)
30,000 16,293
Meritage Homes Corp.
6.00%, 6/01/2025 27,000 26,379
5.13%, 6/06/2027 15,000 13,511
3.88%, 4/15/2029
(a)
30,000 24,320
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
5,000 4,650
MGM China Holdings Ltd.
5.38%, 5/15/2024
(a)
40,000 34,400
5.25%, 6/18/2025
(a)
30,000 23,802
5.88%, 5/15/2026
(a)
30,000 22,706
4.75%, 2/01/2027
(a)
40,000 28,834
MGM Resorts International
6.75%, 5/01/2025 25,000 24,670
5.75%, 6/15/2025
(b)
25,000 24,252
4.63%, 9/01/2026 15,000 13,613
5.50%, 4/15/2027 20,000 18,438
4.75%, 10/15/2028 35,000 30,390
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
20,000 14,227
7.88%, 5/01/2029
(a)
55,000 30,811
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
15,000 12,788
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)
10,000 10,053
8.00%, 2/01/2026
(a)
55,000 46,364
Motion Bondco DAC, 6.63%, 11/15/2027
(a)
30,000 25,130
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,520
4.75%, 9/15/2029 20,000 18,077
3.75%, 2/15/2031
(a)
30,000 25,046
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
30,000 26,194
5.88%, 3/15/2026
(a)
50,000 40,945
5.88%, 2/15/2027
(a)
35,000 31,277
7.75%, 2/15/2029
(a)
10,000 7,973
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
10,000 7,773
New Home Co., Inc. (The), 7.25%, 10/15/2025
(a)
25,000 19,582
Newell Brands, Inc.
4.88%, 6/01/2025 10,000 9,648
4.45%, 4/01/2026 80,000 74,404
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
6.38%, 9/15/2027
(b)
19,000 18,604
6.63%, 9/15/2029
(b)
21,000 20,522
5.63%, 4/01/2036 10,000 8,313
5.75%, 4/01/2046 16,000 12,304
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
50,000 47,553
Nordstrom, Inc.
4.00%, 3/15/2027 10,000 8,540
6.95%, 3/15/2028
(b)
25,000 23,220
4.38%, 4/01/2030 25,000 18,782
4.25%, 8/01/2031 35,000 25,403
5.00%, 1/15/2044 40,000 25,288
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
13,000 10,584
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
30,000 19,053
6.75%, 8/01/2029
(a)
10,000 6,604
Party City Holdings, Inc., 8.75%, 2/15/2026
(a)
40,000 25,309
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
10,000 9,160
4.75%, 5/01/2029
(a)
25,000 18,987
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance, Inc., 8.50%,
11/15/2027
(a)
15,000 16,073
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)
10,000 9,109
4.13%, 7/01/2029
(a)
10,000 7,950
Penske Automotive Group, Inc.
3.50%, 9/01/2025 15,000 13,995
3.75%, 6/15/2029 20,000 16,422
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
40,000 36,462
7.75%, 2/15/2029
(a)
50,000 46,943
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
10,000 8,587
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
40,000 29,770
5.88%, 9/01/2031
(a)
35,000 24,840
QVC, Inc.
4.85%, 4/01/2024 30,000 28,825
4.45%, 2/15/2025 30,000 26,229
4.75%, 2/15/2027 35,000 27,744
4.38%, 9/01/2028 25,000 18,125
5.45%, 8/15/2034 15,000 9,444
5.95%, 3/15/2043 10,000 6,170
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 8,859
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
25,000 18,098
Rite Aid Corp.
7.50%, 7/01/2025
(a)
23,000 16,206
8.00%, 11/15/2026
(a)
35,000 22,734
7.70%, 2/15/2027 2,000 1,073
Royal Caribbean Cruises Ltd.
11.50%, 6/01/2025
(a)
45,000 48,447
4.25%, 7/01/2026
(a)
10,000 7,965
5.50%, 8/31/2026
(a)
45,000 36,750
5.38%, 7/15/2027
(a)
20,000 15,694

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
11.63%, 8/15/2027
(a)
30,000 29,153
7.50%, 10/15/2027 20,000 16,720
3.70%, 3/15/2028 10,000 7,205
5.50%, 4/01/2028
(a)(b)
60,000 46,200
8.25%, 1/15/2029
(a)
35,000 34,889
9.25%, 1/15/2029
(a)
25,000 25,374
Sally Holdings LLC / Sally Capital, Inc., 5.63%,
12/01/2025 20,000 18,949
Sands China Ltd.
5.63%, 8/08/2025 238,000 206,900
4.30%, 1/08/2026 111,000 90,553
2.80%, 3/08/2027 30,000 21,591
5.90%, 8/08/2028 262,000 203,307
3.35%, 3/08/2029 30,000 20,036
4.88%, 6/18/2030 110,000 77,963
3.75%, 8/08/2031 20,000 12,941
Scientific Games Holdings LP/Scientific Games
US Finco, Inc., 6.63%, 3/01/2030
(a)
30,000 25,991
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
15,000 15,459
7.00%, 5/15/2028
(a)
11,000 10,644
7.25%, 11/15/2029
(a)
10,000 9,661
Scotts Miracle-GRO Co. (The)
4.50%, 10/15/2029 15,000 12,163
4.00%, 4/01/2031 30,000 22,975
4.38%, 2/01/2032 10,000 7,597
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
35,000 30,412
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028
(a)
20,000 16,866
4.75%, 4/01/2029
(a)
25,000 20,371
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
21,000 20,329
5.50%, 4/15/2027
(a)
5,000 4,498
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
2,000 2,021
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
25,000 21,988
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)
15,000 11,806
4.88%, 11/15/2031
(a)
20,000 15,236
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
40,000 32,399
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
6,000 5,225
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd., 8.00%, 9/20/2025
(a)
25,640 26,030
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
25,000 21,994
6.13%, 7/01/2029
(a)
15,000 12,322
6.00%, 12/01/2029
(a)
35,000 28,546
Staples, Inc.
7.50%, 4/15/2026
(a)
80,000 69,578
10.75%, 4/15/2027
(a)
45,000 32,672
Station Casinos LLC
4.50%, 2/15/2028
(a)
20,000 17,224
4.63%, 12/01/2031
(a)
5,000 4,000
Steelcase, Inc., 5.13%, 1/18/2029 50,000 43,761
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
25,000 19,990
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
40,000 19,277
6.50%, 1/15/2028
(a)
40,000 16,497
5.00%, 1/15/2029
(a)
45,000 17,951
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.88%, 3/01/2027 5,000 4,747
5.00%, 6/01/2031
(a)
30,000 25,205
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
25,000 21,023
SWF Escrow Issuer Corp., 6.50%, 10/01/2029
(a)
40,000 22,986
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
30,000 28,211
5.75%, 1/15/2028
(a)
15,000 13,758
5.13%, 8/01/2030
(a)
10,000 8,314
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc., 5.63%,
3/01/2024
(a)
3,000 2,963
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
39,000 31,457
3.88%, 10/15/2031
(a)
45,000 33,879
Tenneco, Inc.
7.88%, 1/15/2029
(a)
30,000 29,808
5.13%, 4/15/2029
(a)
10,000 9,917
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
20,000 16,170
Titan International, Inc., 7.00%, 4/30/2028
(a)
25,000 23,289
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
10,000 8,379
10.50%, 5/15/2029
(a)
30,000 20,673
TPro Acquisition Corp., 11.00%, 10/15/2024
(a)
5,000 4,901
Travel + Leisure Co.
5.65%, 4/01/2024 22,000 21,647
6.60%, 10/01/2025 20,000 19,564
6.63%, 7/31/2026
(a)
23,000 22,442
6.00%, 4/01/2027 11,000 10,268
4.50%, 12/01/2029
(a)
25,000 20,352
4.63%, 3/01/2030
(a)
7,000 5,683
TRI Pointe Group, Inc.
5.25%, 6/01/2027 15,000 13,003
5.70%, 6/15/2028 21,000 18,214
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 25,000 24,646
Under Armour, Inc., 3.25%, 6/15/2026 10,000 8,596
United Airlines Holdings, Inc.
5.00%, 2/01/2024 5,000 4,923
4.88%, 1/15/2025
(b)
5,000 4,777
United Airlines Pass-Through Trust
Series 2016-1, Class B, 3.65%, 1/07/2026 9,219 8,047
Series 2019-2, Class B, 3.50%, 5/01/2028 19,385 16,269
United Airlines, Inc.
4.38%, 4/15/2026
(a)
45,000 41,173
4.63%, 4/15/2029
(a)
70,000 60,096
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
25,000 23,138
Universal Entertainment Corp., 8.50%,
12/11/2024
(a)
30,000 27,399
US Airways Pass-Through Trust, Series 2013-1,
Class A, 3.95%, 11/15/2025 11,906 10,580
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
20,000 19,900
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
25,000 19,892

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Cyclical – 22.7% (continued)
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 8,720
13.00%, 5/15/2025
(a)
30,000 32,242
5.88%, 9/15/2027
(a)
30,000 23,977
7.00%, 2/15/2029
(a)
20,000 15,925
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
25,000 19,570
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
10,000 8,332
Wabash National Corp., 4.50%, 10/15/2028
(a)
25,000 20,589
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
5,000 2,385
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 16,996
White Capital Parent LLC, 8.25%, 3/15/2026
(a)(c)
5,000 4,306
William Carter Co. (The), 5.63%, 3/15/2027
(a)
27,000 25,958
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
10,000 9,343
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
5,000 4,220
3.88%, 7/15/2030
(a)
10,000 8,526
3.00%, 2/15/2031
(a)
30,000 23,467
Wolverine World Wide, Inc., 4.00%,
8/15/2029
(a)
25,000 19,921
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
40,000 35,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 37,894
5.25%, 5/15/2027
(a)
15,000 13,064
Wynn Macau Ltd.
4.88%, 10/01/2024
(a)
30,000 22,853
5.50%, 1/15/2026
(a)
25,000 17,023
5.50%, 10/01/2027
(a)
40,000 24,142
5.63%, 8/26/2028
(a)
65,000 38,121
5.13%, 12/15/2029
(a)
45,000 25,478
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
20,000 19,494
5.13%, 10/01/2029
(a)(b)
15,000 11,956
Yum! Brands, Inc.
3.88%, 11/01/2023 2,000 1,972
4.75%, 1/15/2030
(a)
50,000 44,671
3.63%, 3/15/2031 48,000 38,537
4.63%, 1/31/2032 60,000 51,234
5.38%, 4/01/2032 60,000 53,680
6.88%, 11/15/2037 25,000 24,747
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
47,000 44,112
11,433,197
Consumer, Non-cyclical – 13.7%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
20,000 16,903
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
30,000 27,832
5.00%, 4/15/2029
(a)
30,000 27,027
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
10,000 7,943
AdaptHealth LLC
6.13%, 8/01/2028
(a)
10,000 9,257
4.63%, 8/01/2029
(a)
20,000 17,035
5.13%, 3/01/2030
(a)
20,000 17,343
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
30,000 25,716
4.88%, 7/15/2032
(a)
15,000 12,758
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
46,000 41,951
Ahp Health Partners, Inc., 5.75%, 7/15/2029
(a)
10,000 7,750
Air Methods Corp., 8.00%, 5/15/2025
(a)
30,000 15,342
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
20,000 14,390
Akumin, Inc., 7.00%, 11/01/2025
(a)
30,000 24,332
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
25,000 22,507
7.50%, 3/15/2026
(a)
28,000 28,701
4.63%, 1/15/2027
(a)
55,000 51,010
5.88%, 2/15/2028
(a)
40,000 37,610
3.50%, 3/15/2029
(a)
67,000 55,434
4.88%, 2/15/2030
(a)(b)
45,000 39,928
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,
6.13%, 10/15/2026
(a)
20,000 17,097
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
5,000 4,292
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
65,000 62,221
9.75%, 7/15/2027
(a)
48,000 41,736
6.00%, 6/01/2029
(a)
30,000 20,905
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
40,000 33,581
4.63%, 6/01/2028
(a)
15,000 12,283
Alta Equipment Group, Inc., 5.63%, 4/15/2026
(a)
25,000 21,582
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
25,000 23,387
4.00%, 4/15/2029
(a)
10,000 8,662
Api Group de, Inc., 4.13%, 7/15/2029
(a)
15,000 12,023
Aptim Corp., 7.75%, 6/15/2025
(a)
35,000 24,046
APX Group, Inc.
6.75%, 2/15/2027
(a)
10,000 9,774
5.75%, 7/15/2029
(a)
35,000 27,618
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,051
ASGN, Inc., 4.63%, 5/15/2028
(a)
30,000 26,663
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
70,000 63,232
3.88%, 11/01/2029
(a)
30,000 25,323
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
10,000 9,150
5.75%, 7/15/2027
(a)
5,000 4,563
4.75%, 4/01/2028
(a)
15,000 13,169
5.38%, 3/01/2029
(a)
10,000 8,652
B&G Foods, Inc.
5.25%, 4/01/2025 45,000 40,878
5.25%, 9/15/2027 22,000 18,446
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
30,000 17,382
8.50%, 1/31/2027
(a)
30,000 13,495
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
80,000 64,216
9.00%, 12/15/2025
(a)
40,000 25,726
6.13%, 2/01/2027
(a)
65,000 42,855
5.75%, 8/15/2027
(a)
15,000 9,534
5.00%, 1/30/2028
(a)
20,000 7,752
4.88%, 6/01/2028
(a)
70,000 42,956
11.00%, 9/30/2028
(a)
99,000 77,297

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
6.25%, 2/15/2029
(a)
35,000 13,650
5.25%, 1/30/2030
(a)
50,000 19,398
14.00%, 10/15/2030
(a)
16,000 9,163
Bellring Brands, Inc., 7.00%, 3/15/2030
(a)
40,000 37,863
Block, Inc.
2.75%, 6/01/2026 30,000 26,847
3.50%, 6/01/2031
(b)
30,000 24,152
Brink's Co. (The)
5.50%, 7/15/2025
(a)
22,000 21,427
4.63%, 10/15/2027
(a)
40,000 36,805
C&S Group Enterprises LLC, 5.00%,
12/15/2028
(a)
15,000 11,111
Cano Health LLC, 6.25%, 10/01/2028
(a)
15,000 12,132
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
25,000 18,871
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
25,000 23,515
3.13%, 2/15/2029
(a)
25,000 20,468
3.50%, 4/01/2030
(a)
20,000 16,152
Central Garden & Pet Co.
5.13%, 2/01/2028 10,000 9,176
4.13%, 10/15/2030 20,000 16,576
4.13%, 4/30/2031
(a)
15,000 12,549
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 22,742
3.75%, 3/15/2029
(a)
20,000 17,310
4.00%, 3/15/2031
(a)
20,000 16,831
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
40,000 33,160
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 4/15/2025
(a)(b)
20,000 19,000
4.63%, 11/15/2028
(a)
15,000 13,077
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
80,000 68,977
5.63%, 3/15/2027
(a)
75,000 59,801
8.00%, 12/15/2027
(a)
25,000 20,214
6.88%, 4/01/2028
(a)
20,000 7,770
6.00%, 1/15/2029
(a)
30,000 22,357
6.88%, 4/15/2029
(a)
60,000 24,732
6.13%, 4/01/2030
(a)
40,000 16,378
5.25%, 5/15/2030
(a)
60,000 41,559
4.75%, 2/15/2031
(a)
55,000 36,907
Cimpress PLC, 7.00%, 6/15/2026
(a)
25,000 14,944
CoreCivic, Inc.
8.25%, 4/15/2026 35,000 35,607
4.75%, 10/15/2027 25,000 20,982
Corelogic, Inc., 4.50%, 5/01/2028
(a)
20,000 13,483
Coty, Inc.
5.00%, 4/15/2026
(a)
30,000 28,263
6.50%, 4/15/2026
(a)(b)
23,000 21,908
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
13,000 11,278
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
13,000 12,511
6.00%, 6/15/2030
(a)
40,000 38,498
DaVita, Inc.
4.63%, 6/01/2030
(a)
150,000 116,952
3.75%, 2/15/2031
(a)
85,000 61,677
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Deluxe Corp., 8.00%, 6/01/2029
(a)
20,000 16,716
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
20,000 18,807
4.13%, 4/01/2029
(a)
20,000 17,093
Elanco Animal Health, Inc., 6.40%, 8/28/2028 32,000 28,854
Embecta Corp.
5.00%, 2/15/2030
(a)
32,000 27,468
6.75%, 2/15/2030
(a)
35,000 32,021
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
35,000 21,030
Encompass Health Corp.
5.75%, 9/15/2025 5,000 4,974
4.50%, 2/01/2028 40,000 35,766
4.75%, 2/01/2030 45,000 38,352
4.63%, 4/01/2031 15,000 12,374
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
24,000 7,322
Fage International SA / Fage USA Dairy Industry,
Inc., 5.63%, 8/15/2026
(a)
40,000 35,458
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 13,347
9.50%, 11/01/2027
(a)
25,000 22,653
6.00%, 6/01/2029
(a)
15,000 11,703
Garden Spinco Corp., 8.63%, 7/20/2030
(a)
15,000 15,518
Gartner, Inc.
4.50%, 7/01/2028
(a)
40,000 37,072
3.63%, 6/15/2029
(a)
20,000 17,236
3.75%, 10/01/2030
(a)
40,000 33,826
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 15,469
Graham Holdings Co., 5.75%, 6/01/2026
(a)
21,000 20,481
Grand Canyon University
4.13%, 10/01/2024 30,000 28,104
5.13%, 10/01/2028 21,000 18,925
Grifols Escrow Issuer SA, 4.75%, 10/15/2028
(a)
25,000 19,548
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 13,639
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
10,000 8,739
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
35,000 32,716
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
55,000 52,042
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
25,000 21,302
5.00%, 12/01/2029
(a)
50,000 39,793
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
15,000 8,752
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
40,000 29,994
Hologic, Inc.
4.63%, 2/01/2028
(a)
15,000 14,021
3.25%, 2/15/2029
(a)
50,000 42,507
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
17,000 16,352
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
15,000 12,518
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 23,899
5.00%, 5/15/2027
(a)
50,000 47,617
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
75,000 66,525
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,086

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
30,000 27,193
7.00%, 12/31/2027
(a)
20,000 16,863
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
20,000 18,729
4.13%, 1/31/2030
(a)
55,000 48,088
4.38%, 1/31/2032
(a)
30,000 25,846
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
20,000 19,999
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
30,000 26,567
4.38%, 2/15/2027
(a)
25,000 19,739
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
6,000 5,242
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
15,000 9,534
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
Series 144A, 10.00%, 4/15/2025
(a)
15,000 10,139
11.50%, 12/15/2028
(a)
35,000 31,899
Medline Borrower LP, 3.88%, 4/01/2029
(a)
185,000 151,108
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
25,000 20,132
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
20,000 17,151
ModivCare, Inc., 5.88%, 11/15/2025
(a)
22,000 21,018
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
20,000 17,977
3.88%, 11/15/2030
(a)
25,000 21,430
3.88%, 5/15/2032
(a)
35,000 29,161
MoneyGram International, Inc., 5.38%,
8/01/2026
(a)
20,000 19,959
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/2029
(a)(b)
110,000 85,743
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
53,000 45,985
5.75%, 11/01/2028
(a)(b)
55,000 42,497
Nesco Holdings II, Inc., 5.50%, 4/15/2029
(a)
35,000 30,627
Option Care Health, Inc., 4.38%, 10/31/2029
(a)
15,000 12,917
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
100,000 88,017
5.13%, 4/30/2031
(a)
80,000 67,925
Oriflame Investment Holding PLC, 5.13%,
5/04/2026
(a)
30,000 17,372
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
10,000 7,768
6.63%, 4/01/2030
(a)
25,000 20,871
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
34,000 26,300
PECF USS Intermediate Holding III Corp., 8.00%,
11/15/2029
(a)
35,000 23,454
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)(b)
15,000 12,949
Performance Food Group, Inc.
6.88%, 5/01/2025
(a)
10,000 9,968
5.50%, 10/15/2027
(a)
30,000 28,556
4.25%, 8/01/2029
(a)
30,000 25,515
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 33,000 31,416
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
4.38%, 3/15/2026 30,000 28,119
4.40%, 6/15/2030 40,000 33,505
4.90%, 12/15/2044 20,000 13,297
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
10,000 9,687
5.63%, 1/15/2028
(a)
49,000 45,849
5.50%, 12/15/2029
(a)
60,000 54,019
4.63%, 4/15/2030
(a)
75,000 63,400
4.50%, 9/15/2031
(a)
75,000 62,024
PRA Health Sciences, Inc., 2.88%, 7/15/2026
(a)
20,000 18,185
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 9,291
3.75%, 4/01/2031
(a)
25,000 20,118
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
35,000 30,526
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
35,000 34,748
5.75%, 4/15/2026
(a)
48,000 46,925
3.38%, 8/31/2027
(a)
25,000 21,712
6.25%, 1/15/2028
(a)
55,000 50,935
Primo Water Holdings, Inc., 4.38%, 4/30/2029
(a)
40,000 33,572
Prog Holdings, Inc., 6.00%, 11/15/2029
(a)
20,000 16,255
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
35,000 18,633
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
61,000 48,721
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)
30,000 23,308
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
30,000 29,569
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
29,000 21,819
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
30,000 29,248
7.38%, 9/01/2025
(a)
35,000 32,901
Safeway, Inc., 7.25%, 2/01/2031 20,000 19,337
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
15,000 14,007
Select Medical Corp., 6.25%, 8/15/2026
(a)
51,000 48,658
Service Corp. International
4.63%, 12/15/2027 30,000 27,877
5.13%, 6/01/2029 23,000 21,448
3.38%, 8/15/2030 40,000 31,979
4.00%, 5/15/2031 20,000 16,654
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
20,000 18,439
Sigma Holdco BV, 7.88%, 5/15/2026
(a)
15,000 9,209
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
45,000 37,552
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 19,351
Spectrum Brands, Inc.
5.75%, 7/15/2025 25,000 24,660
5.00%, 10/01/2029
(a)
2,000 1,634
5.50%, 7/15/2030
(a)
5,000 4,049
3.88%, 3/15/2031
(a)
10,000 7,371
Stonemor, Inc., 8.50%, 5/15/2029
(a)
10,000 8,216
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)
10,000 9,428
10.00%, 4/15/2027
(a)
30,000 29,135
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
10,000 8,246
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
35,000 26,546

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Consumer, Non-cyclical – 13.7% (continued)
Teleflex, Inc.
4.63%, 11/15/2027 15,000 14,128
4.25%, 6/01/2028
(a)
15,000 13,573
Tenet Healthcare Corp.
4.63%, 7/15/2024 25,000 24,368
4.63%, 9/01/2024
(a)
15,000 14,608
4.88%, 1/01/2026
(a)
75,000 70,892
6.25%, 2/01/2027
(a)
60,000 57,646
5.13%, 11/01/2027
(a)
47,000 43,077
4.63%, 6/15/2028
(a)
25,000 22,034
6.13%, 10/01/2028
(a)(b)
100,000 86,702
4.25%, 6/01/2029
(a)
45,000 37,911
4.38%, 1/15/2030
(a)
40,000 33,624
6.13%, 6/15/2030
(a)
55,000 51,142
6.88%, 11/15/2031 20,000 17,017
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 45,000 29,401
6.02%, 11/15/2048 50,000 33,131
TreeHouse Foods, Inc., 4.00%, 9/01/2028 20,000 16,878
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
25,000 20,711
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
25,000 18,989
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
10,000 8,725
United Natural Foods, Inc., 6.75%, 10/15/2028
(a)
15,000 14,505
United Rentals North America, Inc.
5.50%, 5/15/2027 20,000 19,521
4.88%, 1/15/2028 75,000 69,750
5.25%, 1/15/2030 35,000 32,454
4.00%, 7/15/2030 40,000 34,130
3.88%, 2/15/2031 35,000 29,017
3.75%, 1/15/2032 20,000 16,180
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
32,000 28,974
US Foods, Inc.
6.25%, 4/15/2025
(a)
40,000 40,007
4.75%, 2/15/2029
(a)
20,000 17,795
4.63%, 6/01/2030
(a)
10,000 8,687
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
30,000 11,971
Varex Imaging Corp., 7.88%, 10/15/2027
(a)
10,000 9,802
Vector Group Ltd.
10.50%, 11/01/2026
(a)
20,000 19,738
5.75%, 2/01/2029
(a)
50,000 43,779
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
45,000 45,126
Wash Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
15,000 14,005
Williams Scotsman International, Inc.
6.13%, 6/15/2025
(a)
34,000 33,927
4.63%, 8/15/2028
(a)
5,000 4,526
WW International, Inc., 4.50%, 4/15/2029
(a)
35,000 19,425
Ziprecruiter, Inc., 5.00%, 1/15/2030
(a)
10,000 8,191
6,909,591
Diversified – 0.1%
Stena AB, 7.00%, 2/01/2024
(a)
10,000 9,429
Stena International SA
5.75%, 3/01/2024
(a)
10,000 9,367
6.13%, 2/01/2025
(a)
23,000 21,591
40,387
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 25,510
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
15,000 14,709
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 20,390
5.75%, 3/01/2027
(a)
30,000 28,563
5.75%, 1/15/2028
(a)
20,000 18,943
5.38%, 6/15/2029
(a)
20,000 18,243
Antero Resources Corp.
7.63%, 2/01/2029
(a)
6,000 6,119
5.38%, 3/01/2030
(a)
10,000 9,257
Apache Corp.
4.38%, 10/15/2028 20,000 17,950
7.75%, 12/15/2029 10,000 10,215
4.25%, 1/15/2030
(b)
25,000 22,207
6.00%, 1/15/2037 15,000 13,491
5.10%, 9/01/2040 55,000 44,530
5.25%, 2/01/2042 10,000 8,021
4.75%, 4/15/2043 15,000 11,277
7.38%, 8/15/2047 5,000 4,745
5.35%, 7/01/2049 10,000 7,802
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
5,000 4,785
6.25%, 4/01/2028
(a)
15,000 13,949
Ascent Resources Utica Holdings LLC / Aru
Finance Corp., 5.88%, 6/30/2029
(a)
15,000 13,225
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
10,000 9,852
8.25%, 12/31/2028
(a)
10,000 9,744
Baytex Energy Corp., 8.75%, 4/01/2027
(a)
40,000 41,235
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
(a)
15,000 13,646
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
50,000 49,489
6.63%, 7/15/2026
(a)
10,000 9,540
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
30,000 28,227
Buckeye Partners LP
4.35%, 10/15/2024 25,000 23,909
4.13%, 3/01/2025
(a)
35,000 32,962
3.95%, 12/01/2026 31,000 27,179
4.13%, 12/01/2027 10,000 8,674
4.50%, 3/01/2028
(a)
35,000 30,444
6.75%, 8/15/2033 10,000 8,853
5.85%, 11/15/2043 11,000 8,295
5.60%, 10/15/2044 15,000 11,220
California Resources Corp., 7.13%, 2/01/2026
(a)
30,000 29,601
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
10,000 9,626
8.00%, 8/01/2028
(a)
15,000 14,958
7.50%, 6/15/2030
(a)
20,000 18,997
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
9.25%, 7/15/2024
(a)
5,000 5,119
11.00%, 4/15/2025
(a)
20,000 20,816
8.13%, 1/15/2027
(a)
14,400 13,714

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
Cgg SA, 8.75%, 4/01/2027
(a)
15,000 13,053
Cheniere Energy Partners LP
4.50%, 10/01/2029 75,000 66,218
4.00%, 3/01/2031 70,000 59,069
3.25%, 1/31/2032 35,000 27,239
Cheniere Energy, Inc., 4.63%, 10/15/2028 45,000 41,518
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
45,000 43,558
5.88%, 2/01/2029
(a)
30,000 28,350
6.75%, 4/15/2029
(a)
50,000 49,222
Chord Energy Corp., 6.38%, 6/01/2026
(a)
25,000 24,465
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
10,000 9,219
CNX Midstream Partners LP, 4.75%,
4/15/2030
(a)
15,000 12,349
CNX Resources Corp.
7.25%, 3/14/2027
(a)
2,000 1,984
6.00%, 1/15/2029
(a)(b)
15,000 14,014
Colgate Energy Partners III LLC
7.75%, 2/15/2026
(a)
15,000 14,949
5.88%, 7/01/2029
(a)
25,000 23,330
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
35,000 33,515
5.88%, 1/15/2030
(a)
25,000 22,826
Coronado Finance Pty Ltd., 10.75%,
5/15/2026
(a)
20,000 20,917
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
45,000 39,943
Crescent Energy Finance LLC, 7.25%,
5/01/2026
(a)
30,000 27,821
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 25,000 24,384
5.63%, 5/01/2027
(a)
45,000 42,329
6.00%, 2/01/2029
(a)
30,000 28,158
8.00%, 4/01/2029
(a)
45,000 45,445
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
55,000 53,183
5.00%, 5/01/2029
(a)
30,000 27,471
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
45,000 43,404
5.75%, 2/15/2028
(a)
5,000 4,590
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 18,000 17,405
7.13%, 6/01/2028
(a)
18,000 16,291
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 43,211
4.38%, 6/15/2031
(a)
55,000 46,340
Earthstone Energy Holdings LLC, 8.00%,
4/15/2027
(a)
20,000 18,917
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
35,000 33,110
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
50,000 48,677
Enerflex Ltd., 9.00%, 10/15/2027
(a)
30,000 29,182
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
25,000 23,952
5.38%, 6/01/2029 10,000 9,229
6.50%, 9/01/2030
(a)
30,000 29,470
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
EnLink Midstream Partners LP
4.15%, 6/01/2025 26,000 24,467
4.85%, 7/15/2026 20,000 18,819
5.60%, 4/01/2044 10,000 7,868
5.05%, 4/01/2045 25,000 18,158
5.45%, 6/01/2047 10,000 7,600
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)
15,000 13,584
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
25,000 23,981
EQM Midstream Partners LP
4.00%, 8/01/2024 17,000 16,092
6.00%, 7/01/2025
(a)
14,000 13,570
4.13%, 12/01/2026 5,000 4,431
7.50%, 6/01/2027
(a)
10,000 9,892
6.50%, 7/01/2027
(a)
25,000 24,371
5.50%, 7/15/2028 15,000 13,425
4.50%, 1/15/2029
(a)
20,000 17,001
7.50%, 6/01/2030
(a)
10,000 9,731
4.75%, 1/15/2031
(a)
30,000 25,063
6.50%, 7/15/2048 15,000 11,555
FTAI Infra Escrow Holdings LLC, 10.50%,
6/01/2027
(a)
25,000 24,570
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 8,000 7,820
6.50%, 10/01/2025 13,000 12,488
6.25%, 5/15/2026 15,000 14,048
8.00%, 1/15/2027 30,000 29,126
7.75%, 2/01/2028 34,000 32,415
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 25,000 23,977
6.88%, 1/15/2029 15,000 13,655
Gulfport Energy Corp., 8.00%, 5/17/2026 45,000 44,867
Harbour Energy PLC, 5.50%, 10/15/2026
(a)
20,000 18,026
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
60,000 57,742
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
15,000 14,707
5.13%, 6/15/2028
(a)
20,000 18,402
4.25%, 2/15/2030
(a)
36,000 30,776
5.50%, 10/15/2030
(a)
15,000 13,522
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
30,000 28,250
5.75%, 2/01/2029
(a)
15,000 13,728
6.00%, 4/15/2030
(a)
25,000 22,777
6.00%, 2/01/2031
(a)
20,000 18,140
6.25%, 4/15/2032
(a)
10,000 9,206
Holly Energy Partners LP / Holly Energy Finance
Corp.
6.38%, 4/15/2027
(a)
30,000 28,974
5.00%, 2/01/2028
(a)
45,000 40,917
Howard Midstream Energy Partners LLC, 6.75%,
1/15/2027
(a)
5,000 4,537
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
20,000 19,775
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
60,000 48,297
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(a)
30,000 27,900
9.88%, 12/01/2025
(a)
20,000 18,600
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
60,000 56,728

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
KLX Energy Services Holdings, Inc., 11.50%,
11/01/2025
(a)
15,000 12,330
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,020
10.13%, 1/15/2028 5,000 4,925
7.75%, 7/31/2029
(a)(b)
10,000 9,608
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 9,765
Martin Midstream Partners LP / Martin
Midstream Finance Corp., 11.50%,
2/28/2025
(a)
5,000 4,829
Matador Resources Co., 5.88%, 9/15/2026 30,000 29,475
MEG Energy Corp.
7.13%, 2/01/2027
(a)
37,000 37,653
5.88%, 2/01/2029
(a)
15,000 14,379
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
25,000 22,995
10.50%, 5/15/2027
(a)
20,000 19,280
Murphy Oil Corp.
5.75%, 8/15/2025 12,000 11,880
5.88%, 12/01/2027 15,000 14,572
6.38%, 7/15/2028 16,000 15,655
7.05%, 5/01/2029 15,000 14,878
6.13%, 12/01/2042 25,000 19,877
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
15,000 14,465
7.50%, 1/15/2028
(a)
25,000 23,069
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 14,436
7.38%, 5/15/2027
(a)
15,000 14,779
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
35,000 34,199
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
75,000 73,646
6.50%, 9/30/2026
(a)
75,000 72,765
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
85,000 76,956
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023
(b)
15,000 14,629
6.13%, 3/01/2025 10,000 7,801
7.50%, 4/15/2026 15,000 10,952
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
40,000 37,964
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
20,000 18,936
NuStar Logistics LP
5.75%, 10/01/2025 15,000 14,547
6.00%, 6/01/2026 15,000 14,536
5.63%, 4/28/2027 15,000 13,931
6.38%, 10/01/2030 20,000 18,543
Occidental Petroleum Corp.
6.95%, 7/01/2024 30,000 30,743
2.90%, 8/15/2024 15,000 14,459
8.00%, 7/15/2025 20,000 21,224
5.88%, 9/01/2025 30,000 30,269
5.50%, 12/01/2025 35,000 35,121
5.55%, 3/15/2026 50,000 50,712
3.40%, 4/15/2026 30,000 28,396
3.00%, 2/15/2027 5,000 4,525
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
8.50%, 7/15/2027 30,000 32,850
7.15%, 5/15/2028 10,000 10,224
6.38%, 9/01/2028 35,000 35,464
8.88%, 7/15/2030 50,000 57,167
6.63%, 9/01/2030 70,000 72,854
6.13%, 1/01/2031 50,000 50,190
7.50%, 5/01/2031 35,000 37,624
7.88%, 9/15/2031 25,000 27,230
6.45%, 9/15/2036 60,000 59,587
7.95%, 6/15/2039 8,000 8,715
4.30%, 8/15/2039 5,000 4,116
6.20%, 3/15/2040 20,000 19,237
4.50%, 7/15/2044 5,000 4,149
6.60%, 3/15/2046 35,000 34,496
4.40%, 4/15/2046 25,000 20,475
Oceaneering International, Inc.
4.65%, 11/15/2024 25,000 23,927
6.00%, 2/01/2028 5,000 4,456
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
25,000 23,921
Parkland Corp.
5.88%, 7/15/2027
(a)
21,000 19,872
4.50%, 10/01/2029
(a)
20,000 16,836
4.63%, 5/01/2030
(a)
35,000 29,142
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 8,813
5.15%, 11/15/2029 11,000 9,693
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025
(b)
25,000 24,734
6.00%, 2/15/2028 45,000 40,867
PDC Energy, Inc.
6.13%, 9/15/2024 14,000 13,929
5.75%, 5/15/2026 36,000 34,549
Permian Resources Operating LLC, 6.88%,
4/01/2027
(a)
10,000 9,700
Petrofac Ltd., 9.75%, 11/15/2026
(a)
30,000 22,200
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
10,000 9,853
6.88%, 1/15/2029
(a)
5,000 4,595
Range Resources Corp.
4.88%, 5/15/2025 40,000 38,624
8.25%, 1/15/2029 15,000 15,559
4.75%, 2/15/2030
(a)
15,000 13,263
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
10,000 10,281
Rocc Holdings LLC, 9.25%, 8/15/2026
(a)
15,000 14,802
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
23,000 20,530
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
30,000 27,832
4.95%, 7/15/2029
(a)
50,000 44,004
4.80%, 5/15/2030
(a)
10,000 8,436
7.50%, 7/15/2038
(a)
25,000 22,123
6.88%, 4/15/2040
(a)
30,000 24,703
SM Energy Co.
5.63%, 6/01/2025 10,000 9,736
6.75%, 9/15/2026
(b)
20,000 19,821
6.63%, 1/15/2027 25,000 24,484
6.50%, 7/15/2028 20,000 19,470
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
10,000 9,006

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
Southwestern Energy Co.
5.70%, 1/23/2025 12,000 11,825
7.75%, 10/01/2027
(b)
25,000 25,741
8.38%, 9/15/2028 15,000 15,569
5.38%, 2/01/2029 15,000 13,969
5.38%, 3/15/2030 30,000 27,853
4.75%, 2/01/2032 30,000 26,002
Strathcona Resources Ltd./Alberta, 6.88%,
8/01/2026
(a)
30,000 25,394
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.75%, 4/15/2025 10,000 8,401
8.50%, 10/15/2026
(a)
25,000 24,006
Suncoke Energy, Inc., 4.88%, 6/30/2029
(a)
25,000 20,510
Sunnova Energy Corp., 5.88%, 9/01/2026
(a)(b)
25,000 22,047
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 30,000 29,393
5.88%, 3/15/2028 22,000 20,949
4.50%, 5/15/2029 50,000 43,201
4.50%, 4/30/2030 45,000 38,323
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
7.50%, 10/01/2025
(a)
20,000 20,258
6.00%, 3/01/2027
(a)
10,000 9,496
5.50%, 1/15/2028
(a)
60,000 53,746
6.00%, 12/31/2030
(a)
30,000 27,213
6.00%, 9/01/2031
(a)
10,000 8,952
Talos Production, Inc., 12.00%, 1/15/2026 35,000 37,120
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 14,071
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 19,230
Teine Energy Ltd., 6.88%, 4/15/2029
(a)
10,000 8,945
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
20,000 18,741
4.75%, 1/15/2030
(a)
42,000 37,792
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
22,287 21,096
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 1,000 856
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
24,154 23,509
Transocean Phoenix 2 Ltd., 7.75%,
10/15/2024
(a)
16,000 15,906
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
28,000 26,868
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
13,125 12,560
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
27,900 27,249
Transocean Sentry Ltd., 5.38%, 5/15/2023
(a)
5,979 5,908
Transocean, Inc.
7.25%, 11/01/2025
(a)
15,000 13,063
7.50%, 1/15/2026
(a)
40,000 34,413
11.50%, 1/30/2027
(a)
44,000 44,201
8.00%, 2/01/2027
(a)
45,000 36,919
7.50%, 4/15/2031 15,000 9,808
6.80%, 3/15/2038 25,000 15,271
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 27,000 25,918
6.88%, 9/01/2027 32,000 30,529
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
50,000 43,257
4.13%, 8/15/2031
(a)
30,000 25,648
3.88%, 11/01/2033
(a)
50,000 40,129
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Energy – 12.6% (continued)
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
5,000 4,851
6.88%, 5/01/2030
(a)
10,000 9,402
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
30,000 28,230
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
15,000 14,940
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
25,000 24,862
Weatherford International Ltd.
11.00%, 12/01/2024
(a)
8,000 8,217
6.50%, 9/15/2028
(a)
15,000 14,413
8.63%, 4/30/2030
(a)
40,000 37,707
Western Midstream Operating LP
3.35%, 2/01/2025 35,000 33,269
3.95%, 6/01/2025 10,000 9,502
4.65%, 7/01/2026 27,000 25,525
4.50%, 3/01/2028 25,000 22,943
4.75%, 8/15/2028 25,000 23,111
4.30%, 2/01/2030 35,000 30,766
5.45%, 4/01/2044 25,000 20,239
5.30%, 3/01/2048 30,000 23,982
5.50%, 8/15/2048 10,000 8,126
5.50%, 2/01/2050 50,000 39,274
6,335,993
Financial – 10.1%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 37,921
10.13%, 8/01/2026
(a)
15,000 14,974
4.25%, 2/15/2029
(a)
20,000 16,343
6.00%, 8/01/2029
(a)
20,000 16,555
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
10,000 9,986
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 9,386
AG Ttmt Escrow Issuer LLC, 8.63%,
9/30/2027
(a)
15,000 15,058
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 22,590
6.75%, 10/15/2027
(a)
60,000 54,839
5.88%, 11/01/2029
(a)
10,000 8,492
Ally Financial, Inc., 5.75%, 11/20/2025 47,000 45,361
Amwins Group, Inc., 4.88%, 6/30/2029
(a)
30,000 26,001
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
20,000 15,732
Aretec Escrow Issuer, Inc., 7.50%, 4/01/2029
(a)
10,000 8,202
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
25,000 18,670
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,280
Assurant, Inc., 7.00%, 3/27/2048 15,000 14,267
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
15,000 14,468
5.63%, 1/15/2029
(a)
25,000 20,559
Avation Capital SA, 8.25%, 10/31/2026
(a)(c)
15,000 11,996
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
15,000 12,762
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 25,000 22,333
Broadstreet Partners, Inc., 5.88%, 4/15/2029
(a)
30,000 24,250
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
45,000 41,857
4.50%, 4/01/2027
(a)
35,000 29,854

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Financial – 10.1% (continued)
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
15,000 13,116
6.88%, 4/15/2030
(a)
5,000 4,363
Castlelake Aviation Finance DAC, 5.00%,
4/15/2027
(a)
20,000 16,996
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 8,400
Cobra Acquisitionco LLC, 6.38%, 11/01/2029
(a)
15,000 9,976
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
30,000 19,861
3.63%, 10/01/2031
(a)
40,000 24,065
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
35,000 30,078
5.00%, 1/15/2032
(a)
25,000 18,157
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
28,000 26,325
6.63%, 3/15/2026 20,000 18,929
CTR Partnership LP / Caretrust Capital Corp.,
3.88%, 6/30/2028
(a)
20,000 16,976
Curo Group Holdings Corp., 7.50%, 8/01/2028
(a)
50,000 29,513
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
30,000 28,525
Diversified Healthcare Trust
4.75%, 5/01/2024 20,000 17,314
9.75%, 6/15/2025 21,000 19,837
4.75%, 2/15/2028 10,000 6,818
4.38%, 3/01/2031 35,000 23,308
Dresdner Funding Trust I, 8.15%, 6/30/2031
(a)
50,000 51,159
Enact Holdings, Inc., 6.50%, 8/15/2025
(a)
20,000 19,710
Enova International, Inc.
8.50%, 9/01/2024
(a)
10,000 9,389
8.50%, 9/15/2025
(a)
27,000 24,513
Enstar Finance LLC
5.75%, 9/01/2040 10,000 8,886
5.50%, 1/15/2042 20,000 15,496
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
15,000 9,082
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
22,000 18,356
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
5,000 4,406
8.25%, 4/15/2025
(a)
25,000 21,522
7.63%, 5/01/2026
(a)
20,000 15,791
6.63%, 1/15/2027
(a)
35,000 26,098
Genworth Holdings, Inc., 6.50%, 6/15/2034 10,000 8,306
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
87,910 70,483
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
20,000 14,783
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
30,000 24,217
goeasy Ltd.
5.38%, 12/01/2024
(a)
25,000 23,503
4.38%, 5/01/2026
(a)
20,000 17,338
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
25,000 24,228
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 28,611
HAT Holdings I LLC / Hat Holdings II LLC,
3.75%, 9/15/2030
(a)
25,000 17,306
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Financial – 10.1% (continued)
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 14,300
3.38%, 6/15/2026
(a)
45,000 36,694
Hightower Holding LLC, 6.75%, 4/15/2029
(a)
10,000 8,192
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
30,000 17,743
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
36,000 31,048
4.13%, 2/01/2029
(a)
35,000 27,718
4.38%, 2/01/2031
(a)
35,000 26,271
HUB International Ltd.
7.00%, 5/01/2026
(a)
65,000 64,151
5.63%, 12/01/2029
(a)
35,000 30,082
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
35,000 28,455
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 55,000 53,101
6.38%, 12/15/2025 35,000 33,978
6.25%, 5/15/2026 40,000 38,415
5.25%, 5/15/2027 55,000 50,637
4.38%, 2/01/2029 40,000 33,570
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
71,000 67,787
5.71%, 1/15/2026
(a)
55,000 50,030
4.20%, 6/01/2032
(a)
30,000 20,343
4.95%, 6/01/2042
(a)
20,000 11,910
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
30,000 24,732
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
51,000 47,054
5.25%, 3/15/2028
(a)
45,000 41,409
5.00%, 7/15/2028
(a)
30,000 26,826
4.88%, 9/15/2029
(a)
49,000 42,228
5.25%, 7/15/2030
(a)
70,000 60,711
4.50%, 2/15/2031
(a)
65,000 53,022
5.63%, 7/15/2032
(a)
35,000 30,129
iStar, Inc.
4.75%, 10/01/2024 30,000 29,754
4.25%, 8/01/2025
(b)
12,000 11,622
5.50%, 2/15/2026 10,000 9,983
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
20,000 17,620
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
30,000 23,577
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 35,000 28,313
4.75%, 2/01/2030 35,000 27,481
5.00%, 3/01/2031 25,000 19,583
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 10/01/2025
(a)
25,000 23,057
4.25%, 2/01/2027
(a)
30,000 25,359
4.75%, 6/15/2029
(a)
25,000 19,983
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 6,797
6.13%, 4/01/2028
(a)
10,000 5,600
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
20,000 21,923
4.13%, 12/15/2051
(a)
20,000 15,125
4.30%, 2/01/2061
(a)
45,000 26,040

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Financial – 10.1% (continued)
LPL Holdings, Inc.
4.63%, 11/15/2027
(a)
11,000 10,172
4.00%, 3/15/2029
(a)
35,000 30,638
4.38%, 5/15/2031
(a)
10,000 8,720
MGIC Investment Corp., 5.25%, 8/15/2028 30,000 27,216
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
35,000 29,753
5.63%, 1/15/2030
(a)
10,000 7,702
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 33,000 29,797
5.00%, 10/15/2027 66,000 56,431
4.63%, 8/01/2029 40,000 31,957
3.50%, 3/15/2031 40,000 27,653
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
25,000 22,413
5.50%, 8/15/2028
(a)
45,000 36,701
5.13%, 12/15/2030
(a)
45,000 34,017
5.75%, 11/15/2031
(a)
20,000 15,358
Navient Corp.
6.13%, 3/25/2024 38,000 37,368
5.88%, 10/25/2024 18,000 17,505
6.75%, 6/25/2025 20,000 19,112
6.75%, 6/15/2026 20,000 18,871
5.00%, 3/15/2027 25,000 21,079
4.88%, 3/15/2028 20,000 15,951
5.50%, 3/15/2029 30,000 23,911
5.63%, 8/01/2033 28,000 19,777
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP, 4.50%,
9/30/2028
(a)
20,000 14,915
Newmark Group, Inc., 6.13%, 11/15/2023 25,000 24,911
NFP Corp.
4.88%, 8/15/2028
(a)
30,000 26,226
6.88%, 8/15/2028
(a)
85,000 73,252
7.50%, 10/01/2030
(a)
15,000 14,389
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
10,000 10,027
Ohio National Financial Services, Inc., 6.05%,
1/24/2030
(a)
21,000 19,197
OneMain Finance Corp.
8.25%, 10/01/2023 6,000 6,090
6.13%, 3/15/2024 55,000 53,747
6.88%, 3/15/2025 56,000 54,315
7.13%, 3/15/2026 75,000 72,204
3.50%, 1/15/2027 20,000 16,471
6.63%, 1/15/2028 35,000 31,833
3.88%, 9/15/2028 25,000 19,520
5.38%, 11/15/2029 22,000 18,029
4.00%, 9/15/2030 25,000 18,851
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 2/01/2027
(a)
25,000 23,183
Pacific Western Bank, 3.25%, 5/01/2031 45,000 40,702
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
25,000 25,066
5.88%, 10/01/2028
(a)
30,000 27,219
4.88%, 5/15/2029
(a)
30,000 25,642
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
26,000 23,535
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Financial – 10.1% (continued)
4.25%, 2/15/2029
(a)
30,000 22,725
5.75%, 9/15/2031
(a)
30,000 22,803
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
25,000 20,740
PRA Group, Inc.
7.38%, 9/01/2025
(a)
10,000 9,602
5.00%, 10/01/2029
(a)
10,000 8,007
Provident Financing Trust I, 7.41%, 3/15/2038 5,000 5,108
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 13,259
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)
45,000 32,316
5.25%, 4/15/2030
(a)
50,000 34,716
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 35,000 32,314
4.50%, 2/15/2029
(a)
35,000 30,696
Rithm Capital Corp., 6.25%, 10/15/2025
(a)
15,000 13,160
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
10,000 9,149
4.00%, 9/15/2029
(a)
10,000 8,375
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
35,000 29,329
3.63%, 3/01/2029
(a)
55,000 42,622
3.88%, 3/01/2031
(a)
60,000 44,679
4.00%, 10/15/2033
(a)
40,000 27,922
Ryan Specialty Group LLC, 4.38%, 2/01/2030
(a)
40,000 34,121
Sagicor Financial Co. Ltd., 5.30%, 5/13/2028
(a)
25,000 22,867
SBA Communications Corp.
3.88%, 2/15/2027 60,000 54,227
3.13%, 2/01/2029 70,000 56,719
Service Properties Trust
4.65%, 3/15/2024 25,000 23,801
4.35%, 10/01/2024 35,000 32,143
7.50%, 9/15/2025 30,000 29,243
5.25%, 2/15/2026 20,000 17,298
4.75%, 10/01/2026 25,000 20,391
4.95%, 2/15/2027 12,000 9,726
5.50%, 12/15/2027 10,000 8,615
3.95%, 1/15/2028 5,000 3,675
4.95%, 10/01/2029 15,000 10,958
4.38%, 2/15/2030 15,000 10,694
SLM Corp.
4.20%, 10/29/2025 15,000 13,955
3.13%, 11/02/2026 25,000 21,924
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
25,000 23,389
4.75%, 3/15/2025 23,000 21,699
3.63%, 7/15/2026
(a)
14,000 12,211
4.38%, 1/15/2027
(a)
25,000 22,098
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
25,000 24,686
Synovus Financial Corp., 5.90%, 2/07/2029 10,000 9,724
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 20,000 17,301
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 20,756
7.30%, 4/02/2034
(a)
40,000 34,346
5.46%, 6/30/2035
(a)
65,000 48,550

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Financial – 10.1% (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
35,000 31,637
5.75%, 6/15/2027
(a)
7,000 5,735
5.50%, 4/15/2029
(a)
20,000 15,175
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.88%, 2/15/2025
(a)
70,000 69,360
6.00%, 1/15/2030
(a)
21,000 14,404
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
4.75%, 4/15/2028
(a)
15,000 12,332
6.50%, 2/15/2029
(a)
35,000 25,199
USI, Inc., 6.88%, 5/01/2025
(a)
25,000 24,385
Vistajet Malta Finance PLC / Xo Management
Holding, Inc.
7.88%, 5/01/2027
(a)
25,000 22,722
6.38%, 2/01/2030
(a)
20,000 16,713
Wework Cos. LLC / WW Co.-Obligor, Inc., 5.00%,
7/10/2025
(a)
30,000 15,000
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
30,000 16,390
Wilton RE Ltd., 6.00%
(a)(d)
15,000 12,828
World Acceptance Corp., 7.00%, 11/01/2026
(a)
25,000 15,660
XHR LP
6.38%, 8/15/2025
(a)
20,000 19,676
4.88%, 6/01/2029
(a)
10,000 8,706
5,114,816
Industrial – 10.1%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
5,000 4,634
6.38%, 6/15/2030
(a)
20,000 19,326
AECOM, 5.13%, 3/15/2027 43,000 40,691
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
15,000 13,698
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 23,220
4.63%, 5/15/2030
(a)
5,000 4,155
Arcosa, Inc., 4.38%, 4/15/2029
(a)
15,000 12,979
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
35,000 25,109
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
30,000 28,785
3.25%, 9/01/2028
(a)
30,000 24,657
4.00%, 9/01/2029
(a)
40,000 30,463
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
35,000 33,078
4.13%, 8/15/2026
(a)
40,000 34,410
5.25%, 8/15/2027
(a)(b)
35,000 25,073
5.25%, 8/15/2027
(a)
30,000 21,088
Artera Services LLC, 9.03%, 12/04/2025
(a)
40,000 33,480
Atkore, Inc., 4.25%, 6/01/2031
(a)
20,000 16,305
Ball Corp.
4.00%, 11/15/2023 25,000 24,502
5.25%, 7/01/2025 40,000 39,460
4.88%, 3/15/2026 28,000 26,866
2.88%, 8/15/2030 40,000 31,117
3.13%, 9/15/2031 25,000 19,171
Berry Global, Inc.
4.50%, 2/15/2026
(a)
5,000 4,679
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Industrial – 10.1% (continued)
5.63%, 7/15/2027
(a)
10,000 9,494
Boise Cascade Co., 4.88%, 7/01/2030
(a)
25,000 20,919
Bombardier, Inc.
7.50%, 12/01/2024
(a)
20,000 19,950
7.50%, 3/15/2025
(a)
26,000 25,564
7.13%, 6/15/2026
(a)
35,000 33,266
7.88%, 4/15/2027
(a)(b)
73,000 69,362
6.00%, 2/15/2028
(a)
15,000 13,366
7.45%, 5/01/2034
(a)
15,000 14,051
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
40,000 28,802
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
25,000 22,782
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
15,000 12,891
4.25%, 2/01/2032
(a)
40,000 32,012
6.38%, 6/15/2032
(a)
30,000 27,635
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)(b)
25,000 22,065
4.13%, 4/15/2029
(a)
15,000 12,979
Camelot Return Merger Sub, Inc., 8.75%,
8/01/2028
(a)
30,000 25,001
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
20,000 17,861
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
10,000 7,426
Cascades, Inc. / Cascades USA, Inc., 5.38%,
1/15/2028
(a)
15,000 12,827
Cascades, Inc./Cascades USA, Inc., 5.13%,
1/15/2026
(a)
20,000 17,956
Cellnex Finance Co. SA, 3.88%, 7/07/2041
(a)
25,000 15,271
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
11,000 10,360
5.13%, 7/15/2029
(a)
3,000 2,782
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
10,000 9,486
8.75%, 4/15/2030
(a)
45,000 39,572
Coherent Corp., 5.00%, 12/15/2029
(a)
50,000 42,829
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
20,000 12,499
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
20,000 17,088
5.00%, 9/01/2030 5,000 4,169
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
20,000 14,417
Crown Americas LLC, 5.25%, 4/01/2030
(a)
15,000 13,735
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 9,274
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 25,000 23,958
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 5,000 5,095
Danaos Corp., 8.50%, 3/01/2028
(a)
15,000 13,895
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
20,000 17,485
Eco Material Technologies, Inc., 7.88%,
1/31/2027
(a)
20,000 18,712
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
10,000 9,145
4.75%, 6/15/2028
(a)
25,000 20,785
4.38%, 3/31/2029
(a)
50,000 40,463
EnerSys, 4.38%, 12/15/2027
(a)
13,000 11,402
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 9,672

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Industrial – 10.1% (continued)
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
25,000 19,788
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
10,000 8,137
Fluor Corp.
3.50%, 12/15/2024 5,000 4,744
4.25%, 9/15/2028
(b)
10,000 8,715
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
34,000 32,705
9.75%, 8/01/2027
(a)
15,000 15,276
5.50%, 5/01/2028
(a)
30,000 25,608
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
30,000 25,779
12.25%, 11/15/2026
(a)
25,000 21,692
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
14,000 13,455
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
25,000 23,956
3.75%, 8/01/2025
(a)
15,000 14,175
5.13%, 12/15/2026
(a)
15,000 14,306
4.00%, 8/01/2028
(a)(b)
25,000 21,437
3.50%, 9/01/2028
(a)
25,000 21,181
4.75%, 6/15/2029
(a)
35,000 30,568
4.38%, 8/15/2029
(a)
10,000 8,482
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
30,000 22,233
7.50%, 4/15/2032
(a)
5,000 3,704
Graftech Finance, Inc., 4.63%, 12/15/2028
(a)
35,000 28,354
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
30,000 24,639
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
20,000 18,701
Graphic Packaging International LLC
4.13%, 8/15/2024 15,000 14,559
4.75%, 7/15/2027
(a)
23,000 21,221
3.50%, 3/15/2028
(a)
26,000 22,521
3.50%, 3/01/2029
(a)
10,000 8,495
3.75%, 2/01/2030
(a)
20,000 17,190
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 11,799
Griffon Corp., 5.75%, 3/01/2028 50,000 45,807
Harsco Corp., 5.75%, 7/31/2027
(a)
35,000 24,812
Hexcel Corp.
4.95%, 8/15/2025 10,000 9,705
4.20%, 2/15/2027 10,000 9,094
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 14,941
5.00%, 9/15/2026 10,000 9,450
3.75%, 3/01/2031 25,000 20,038
Howmet Aerospace, Inc.
5.13%, 10/01/2024 30,000 29,624
6.88%, 5/01/2025 15,000 15,335
5.90%, 2/01/2027 25,000 24,798
6.75%, 1/15/2028 30,000 29,958
3.00%, 1/15/2029 35,000 29,127
5.95%, 2/01/2037 33,000 30,652
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
10,000 9,415
Imola Merger Corp., 4.75%, 5/15/2029
(a)
100,000 86,717
Innovate Corp., 8.50%, 2/01/2026
(a)
10,000 7,399
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Industrial – 10.1% (continued)
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
15,000 11,194
James Hardie International Finance DAC, 5.00%,
1/15/2028
(a)
45,000 40,807
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 9,417
4.63%, 12/15/2025
(a)
15,000 12,475
4.88%, 12/15/2027
(a)
6,000 4,473
Koppers, Inc., 6.00%, 2/15/2025
(a)
20,000 18,135
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
30,000 27,485
LABL, Inc.
6.75%, 7/15/2026
(a)
15,000 14,304
5.88%, 11/01/2028
(a)
10,000 8,719
8.25%, 11/01/2029
(a)
30,000 24,015
Likewize Corp., 9.75%, 10/15/2025
(a)
15,000 13,603
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
30,000 24,396
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
15,000 13,657
Madison Iaq LLC
4.13%, 6/30/2028
(a)
25,000 20,867
5.88%, 6/30/2029
(a)
50,000 34,397
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
(b)
6,000 5,464
Masonite International Corp.
5.38%, 2/01/2028
(a)
25,000 22,901
3.50%, 2/15/2030
(a)
20,000 15,902
Mastec, Inc., 6.63%, 8/15/2029
(a)
10,000 10,034
Matthews International Corp., 5.25%,
12/01/2025
(a)
3,000 2,755
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
68,000 66,634
8.50%, 4/15/2024
(a)
15,000 14,416
7.25%, 4/15/2025
(a)
66,000 59,400
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
(a)
5,000 4,814
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
20,000 15,511
Moog, Inc., 4.25%, 12/15/2027
(a)
12,000 10,738
Mueller Water Products, Inc., 4.00%,
6/15/2029
(a)
15,000 13,028
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
20,000 17,405
9.75%, 7/15/2028
(a)
10,000 8,574
OI European Group BV, 4.75%, 2/15/2030
(a)
30,000 25,480
Oscar Acquisitionco LLC / Oscar Finance, Inc.,
9.50%, 4/15/2030
(a)
20,000 17,042
OT Merger Corp., 7.88%, 10/15/2029
(a)
25,000 15,993
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025
(a)
10,000 9,377
6.38%, 8/15/2025
(a)
25,000 23,678
6.63%, 5/13/2027
(a)
15,000 14,344
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
24,000 20,996
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds Group
Issuer, Inc., 4.00%, 10/15/2027
(a)
65,000 57,525
Pactiv LLC
7.95%, 12/15/2025 11,000 10,197
8.38%, 4/15/2027 20,000 18,054

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Industrial – 10.1% (continued)
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 20,000 14,010
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
30,000 24,928
Promontoria Holding 264 BV, 7.88%,
3/01/2027
(a)
20,000 18,201
Roller Bearing Co. of America, Inc., 4.38%,
10/15/2029
(a)
15,000 13,175
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
45,000 39,720
5.75%, 10/15/2027
(a)
48,000 43,459
Sealed Air Corp.
5.13%, 12/01/2024
(a)
20,000 19,778
5.50%, 9/15/2025
(a)
15,000 14,735
4.00%, 12/01/2027
(a)
15,000 13,446
5.00%, 4/15/2029
(a)
15,000 13,694
6.88%, 7/15/2033
(a)
18,000 17,260
Seaspan Corp., 5.50%, 8/01/2029
(a)
35,000 27,042
Sensata Technologies BV
5.63%, 11/01/2024
(a)
20,000 19,881
5.00%, 10/01/2025
(a)
20,000 19,459
4.00%, 4/15/2029
(a)
45,000 37,870
5.88%, 9/01/2030
(a)
20,000 18,997
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
26,000 22,377
3.75%, 2/15/2031
(a)
20,000 15,922
Silgan Holdings, Inc., 4.13%, 2/01/2028 15,000 13,739
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/2028
(a)
80,000 68,444
Spirit Aerosystems, Inc., 3.85%, 6/15/2026 15,000 13,414
Spirit AeroSystems, Inc.
5.50%, 1/15/2025
(a)
20,000 19,379
7.50%, 4/15/2025
(a)
30,000 29,217
4.60%, 6/15/2028 25,000 17,918
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
30,000 24,536
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
40,000 36,559
4.75%, 1/15/2028
(a)
55,000 48,204
4.38%, 7/15/2030
(a)
85,000 68,827
3.38%, 1/15/2031
(a)
55,000 41,221
Stericycle, Inc.
5.38%, 7/15/2024
(a)
30,000 29,563
3.88%, 1/15/2029
(a)
15,000 13,029
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,012
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,032
5.25%, 1/15/2029
(a)
25,000 22,897
Terex Corp., 5.00%, 5/15/2029
(a)
15,000 13,380
Tervita Corp., 11.00%, 12/01/2025
(a)
26,000 28,223
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
35,000 29,200
TK Elevator Holdco GMBH, 7.63%, 7/15/2028
(a)
20,000 16,538
TK Elevator US Newco, Inc., 5.25%, 7/15/2027
(a)
70,000 62,764
Topbuild Corp.
3.63%, 3/15/2029
(a)
30,000 24,055
4.13%, 2/15/2032
(a)
25,000 19,719
TransDigm UK Holdings PLC, 6.88%, 5/15/2026 30,000 29,309
TransDigm, Inc.
8.00%, 12/15/2025
(a)
60,000 61,052
6.25%, 3/15/2026
(a)
215,000 212,012
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Industrial – 10.1% (continued)
6.38%, 6/15/2026 48,000 46,238
7.50%, 3/15/2027 30,000 29,584
5.50%, 11/15/2027 135,000 122,605
4.63%, 1/15/2029 55,000 46,875
4.88%, 5/01/2029 35,000 29,806
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
15,000 14,024
6.63%, 11/01/2025
(a)
10,000 8,600
Trimas Corp., 4.13%, 4/15/2029
(a)
25,000 21,492
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 14,250
Triumph Group, Inc.
8.88%, 6/01/2024
(a)
23,000 23,243
6.25%, 9/15/2024
(a)
20,000 18,555
7.75%, 8/15/2025 13,000 9,861
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
20,000 18,388
8.50%, 8/15/2027
(a)
35,000 33,206
TTM Technologies, Inc., 4.00%, 3/01/2029
(a)
30,000 25,355
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
10,000 8,018
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
60,000 52,178
Victors Merger Corp., 6.38%, 5/15/2029
(a)
10,000 5,123
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
22,000 20,349
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
20,000 18,865
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
10,000 8,141
Weir Group PLC (The), 2.20%, 5/13/2026
(a)
30,000 25,704
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
10,000 8,573
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
50,000 50,500
7.25%, 6/15/2028
(a)
40,000 40,568
Western Global Airlines LLC, 10.38%,
8/15/2025
(a)(b)
5,000 4,208
XPO CNW, Inc., 6.70%, 5/01/2034 5,000 4,478
XPO Logistics, Inc., 6.25%, 5/01/2025
(a)
18,000 18,200
5,096,931
Technology – 4.5%
ACI Worldwide, Inc., 5.75%, 8/15/2026
(a)
15,000 14,373
Ahead DB Holdings LLC, 6.63%, 5/01/2028
(a)
15,000 12,193
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
20,000 19,742
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
15,000 13,446
Athenahealth Group, Inc., 6.50%, 2/15/2030
(a)
90,000 70,224
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
50,000 43,485
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 17,624
4.00%, 7/01/2029
(a)
25,000 21,827
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
35,000 34,453
9.13%, 3/01/2026
(a)
20,000 19,134
Camelot Finance SA, 4.50%, 11/01/2026
(a)
10,000 9,338
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 4,534
Central Parent, Inc. / Central Merger Sub, Inc.,
7.25%, 6/15/2029
(a)
55,000 52,532
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
35,000 30,316
4.88%, 7/01/2029
(a)
45,000 37,521
Cloud Software Group Holdings, Inc., 6.50%,
3/31/2029
(a)
190,000 164,844

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Technology – 4.5% (continued)
Condor Merger Sub, Inc., 7.38%, 2/15/2030
(a)
80,000 66,271
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
35,000 28,707
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
10,000 9,000
6.50%, 10/15/2028
(a)
30,000 26,535
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029
(b)
15,000 12,718
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
35,000 30,092
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 15,000 7,502
9.38%, 7/15/2025
(a)
35,000 26,107
Dun & Bradstreet Corp. (The), 5.00%,
12/15/2029
(a)
15,000 12,713
Elastic NV, 4.13%, 7/15/2029
(a)
40,000 33,425
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
55,000 50,259
Entegris, Inc.
4.38%, 4/15/2028
(a)
35,000 30,766
3.63%, 5/01/2029
(a)
15,000 12,264
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
10,000 9,865
4.00%, 6/15/2028
(a)
35,000 31,655
KBR, Inc., 4.75%, 9/30/2028
(a)
20,000 17,518
Microstrategy, Inc., 6.13%, 6/15/2028
(a)(b)
10,000 8,571
MSCI, Inc.
4.00%, 11/15/2029
(a)
50,000 43,414
3.63%, 9/01/2030
(a)
42,000 35,084
3.88%, 2/15/2031
(a)
50,000 42,123
3.63%, 11/01/2031
(a)
20,000 16,483
3.25%, 8/15/2033
(a)
40,000 31,216
NCR Corp.
5.75%, 9/01/2027
(a)
15,000 14,470
5.00%, 10/01/2028
(a)
15,000 12,715
5.13%, 4/15/2029
(a)
30,000 25,153
6.13%, 9/01/2029
(a)
11,000 10,537
5.25%, 10/01/2030
(a)
5,000 4,039
On Semiconductor Corp., 3.88%, 9/01/2028
(a)
25,000 22,032
Open Text Corp.
3.88%, 2/15/2028
(a)
35,000 30,029
3.88%, 12/01/2029
(a)
50,000 39,630
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
55,000 43,788
4.13%, 12/01/2031
(a)
40,000 30,203
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
30,000 19,240
7.25%, 3/15/2029
(a)(b)
10,000 6,373
Playtika Holding Corp., 4.25%, 3/15/2029
(a)
15,000 12,492
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
10,000 9,229
8.25%, 2/01/2028
(a)
30,000 26,728
PTC, Inc.
3.63%, 2/15/2025
(a)
25,000 23,849
4.00%, 2/15/2028
(a)
12,000 10,947
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 9,924
5.38%, 12/01/2028
(a)
30,000 12,601
Roblox Corp., 3.88%, 5/01/2030
(a)
45,000 36,938
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
15,000 11,979
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Technology – 4.5% (continued)
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
40,555 65,184
Science Applications International Corp., 4.88%,
4/01/2028
(a)
10,000 9,134
Seagate HDD Cayman
4.88%, 3/01/2024 20,000 19,602
4.75%, 1/01/2025 40,000 38,632
4.88%, 6/01/2027 35,000 32,371
4.09%, 6/01/2029 15,000 12,013
3.13%, 7/15/2029 15,000 11,135
4.13%, 1/15/2031 29,000 21,813
3.38%, 7/15/2031 25,000 17,861
5.75%, 12/01/2034 25,000 20,323
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
90,000 83,644
Synaptics, Inc., 4.00%, 6/15/2029
(a)
20,000 16,576
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 5.75%, 6/01/2025
(a)
30,000 29,600
Twilio, Inc.
3.63%, 3/15/2029 25,000 20,629
3.88%, 3/15/2031
(b)
25,000 20,369
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 16,793
Vericast Corp., 11.00%, 9/15/2026
(a)
55,000 54,123
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
75,000 63,063
Virtusa Corp., 7.13%, 12/15/2028
(a)
15,000 10,794
Xerox Corp.
3.80%, 5/15/2024 8,000 7,617
4.80%, 3/01/2035 23,000 14,084
6.75%, 12/15/2039 26,000 19,365
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
40,000 36,171
5.50%, 8/15/2028
(a)
45,000 35,537
ZoomInfo Technologies LLC / ZoomInfo Finance
Corp., 3.88%, 2/01/2029
(a)
35,000 29,479
2,266,682
Utilities – 2.4%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082
(b)
40,000 32,230
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 32,000 31,315
5.50%, 5/20/2025 35,000 33,477
5.88%, 8/20/2026 35,000 32,889
5.75%, 5/20/2027 20,000 18,462
Atlantica Sustainable Infrastructure PLC, 4.13%,
6/15/2028
(a)
15,000 12,796
Calpine Corp.
5.25%, 6/01/2026
(a)
19,000 18,127
4.50%, 2/15/2028
(a)
41,000 36,907
5.13%, 3/15/2028
(a)(b)
59,000 52,492
4.63%, 2/01/2029
(a)
25,000 21,244
5.00%, 2/01/2031
(a)
50,000 42,315
3.75%, 3/01/2031
(a)
50,000 40,909
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
25,000 23,189
3.75%, 2/15/2031
(a)
25,000 20,807
DPL, Inc.
4.13%, 7/01/2025 10,000 9,463
4.35%, 4/15/2029 12,000 10,266
Drax Finco PLC, 6.63%, 11/01/2025
(a)
10,000 9,303

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.3% (continued)
Utilities – 2.4% (continued)
FirstEnergy Corp.
2.05%, 3/01/2025 5,000 4,588
Series B, 4.40%, 7/15/2027 63,000 59,014
2.65%, 3/01/2030 25,000 20,225
Series B, 2.25%, 9/01/2030 30,000 23,097
Series C, 7.38%, 11/15/2031 40,000 44,517
Series C, 5.35%, 7/15/2047 36,000 29,697
Series C, 3.40%, 3/01/2050 40,000 24,841
Leeward Renewable Energy Operations LLC,
4.25%, 7/01/2029
(a)
30,000 24,323
Midland Cogeneration Venture LP, 6.00%,
3/15/2025
(a)
7,269 7,373
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
25,000 24,251
3.88%, 10/15/2026
(a)
12,000 11,122
4.50%, 9/15/2027
(a)
25,000 23,288
NRG Energy, Inc.
6.63%, 1/15/2027 15,000 15,007
5.75%, 1/15/2028 22,000 20,943
3.38%, 2/15/2029
(a)
10,000 8,366
5.25%, 6/15/2029
(a)
30,000 27,261
3.63%, 2/15/2031
(a)
55,000 43,773
3.88%, 2/15/2032
(a)
55,000 43,423
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
30,000 26,959
PG&E Corp.
5.00%, 7/01/2028
(b)
30,000 27,201
5.25%, 7/01/2030 45,000 39,857
Pike Corp., 5.50%, 9/01/2028
(a)
30,000 25,596
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
5,000 4,784
Terraform Global Operating LP, 6.13%,
3/01/2026
(a)
10,000 9,203
TransAlta Corp., 6.50%, 3/15/2040 20,000 17,237
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
33,000 31,655
5.63%, 2/15/2027
(a)
41,000 39,074
5.00%, 7/31/2027
(a)
50,000 46,126
4.38%, 5/01/2029
(a)
40,000 34,282
1,203,274
Total Corporate Bonds (cost $53,817,458) 49,073,897
Shares
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(e)(f)
(cost $751,976) 751,976 751,976
Investment of Cash Collateral for Securities Loaned – 3.0%
Registered Investment Companies – 3.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
3.09%
(e)(f)
(cost $1,486,128) 1,486,128 1,486,128
Total Investments (cost $56,055,562) 101.8% 51,312,001
Liabilities, Less Cash and Receivables (1.8)% (895,512)
Net Assets 100.0% 50,416,489
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $35,284,665 or 69.99% of net assets.
(b)
Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $1,677,801 and the value of the collateral was $1,759,562, consisting of cash collateral of
$1,486,128 and U.S. Government & Agency securities valued at $273,434. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 81,310 9,325,593 (8,654,927) 751,976 4,231
Investment of Cash Collateral for Securities Loaned – 3.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,347,194 8,241,046 (8,102,112) 1,486,128 14,898
2
Total – 4.5% 1,428,504 17,566,639 (16,757,039) 2,238,104 19,129
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 22.7
Communications 16.7
Consumer, Non-cyclical 13.7
Energy 12.6
Financial 10.1
Industrial 10.1
Technology 4.5
Basic Materials 4.4
Registered Investment Companies 4.5
Utilities 2.4
Diversified 0.1
101.8
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 12/20/2027 1,150,000 (2,022) (57,845) 55,823
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2022
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 437,047,197 86,162,129 35,647,116
Affiliated issuers 1,160,584 915,047 780,168
Collateral with brokers for initial margin—Note 4 105,000 44,000 28,000
Dividends receivable 336,114 54,369 11,823
Tax reclaim receivable—Note 2(b) 3,288 95 104
Securities lending income receivable 307 2,095 1,899
Receivable for futures variation margin—Note 4 — — 70
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 50 — —
438,652,540 87,177,735 36,469,180
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 2,797 1,148
Liability for securities on loan—Note 2(c) — 705,019 714,417
Payable for investment securities purchased 490,019 42,320 —
Payable for futures variation margin—Note 4 6,189 140 —
496,208 750,276 715,565
Net Assets ($) 438,156,332 86,427,459 35,753,615
Composition of Net Assets ($):
Paid-in capital 489,464,631 92,653,535 51,519,344
Total distributable earnings (loss) (51,308,299) (6,226,076) (15,765,729)
Net Assets ($) 438,156,332 86,427,459 35,753,615
Shares outstanding no par value (unlimited shares authorized): 6,150,000 1,110,000 450,000
Net asset value per share 71.24 77.86 79.45
Market price per share 71.29 77.86 79.50
†
Investments at cost ($)
Unaffiliated issuers 476,728,635 84,693,596 41,943,370
Affiliated issuers 1,160,584 915,047 780,168
††
Value of securities on loan ($) 3,347,913 3,217,608 1,925,374

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 126,317,029 26,094,684
Affiliated issuers 162,477 15,604
Cash denominated in foreign currency
†††
108,744 37,635
Collateral with brokers for initial margin—Note 4 84,000 3,000
Dividends receivable 273,729 18,341
Tax reclaim receivable—Note 2(b) 196,270 337
Securities lending income receivable 60 —
Interest receivable — 5
Receivable for futures variation margin—Note 4 — 2,436
127,142,309 26,172,042
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 4,181 2,503
Liability for securities on loan—Note 2(c) 113,577 —
Payable for futures variation margin—Note 4 4,000 —
Payable for foreign capital gains tax—Note 2(b) — 123,301
121,758 125,804
Net Assets ($) 127,020,551 26,046,238
Composition of Net Assets ($):
Paid-in capital 145,771,550 30,245,216
Total distributable earnings (loss) (18,750,999) (4,198,978)
Net Assets ($) 127,020,551 26,046,238
Shares outstanding no par value (unlimited shares authorized): 2,250,000 550,000
Net asset value per share 56.45 47.36
Market price per share 56.52 47.53
†
Investments at cost ($)
Unaffiliated issuers 138,171,705 28,551,273
Affiliated issuers 162,477 15,604
††
Value of securities on loan ($) 170,392 —
†††
Cash denominated in foreign currency (cost) ($) 107,697 37,904

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 370,027,167 52,343,641 49,073,897
Affiliated issuers 7,198,590 2,249,273 2,238,104
Cash 1,201,807 — 31,328
Collateral with brokers for swap agreements — — 237,741
Receivable for investment securities sold 3,218,045 103,183 444,498
Interest receivable 2,243,058 409,200 845,709
Receivable for investment securities sold—TBA 495,184 — —
Dividends receivable 15,296 1,074 1,408
Securities lending income receivable 2,015 427 1,029
Receivable for swaps variation margin—Note 4 — — 11,506
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 493 — —
384,401,655 55,106,798 52,885,220
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 2,695 9,348
TBA sale commitments at value—Note 4
†††
427,846 — —
Liability for securities on loan—Note 2(c) 1,851,370 990,390 1,486,128
Payable for investment securities purchased—TBA 5,897,752 — —
Payable for investment securities purchased 4,037,204 1,259,125 909,336
Payable for shares of Beneficial Interest redeemed — — 63,919
12,214,172 2,252,210 2,468,731
Net Assets ($) 372,187,483 52,854,588 50,416,489
Composition of Net Assets ($):
Paid-in capital 432,542,901 57,992,039 55,785,341
Total distributable earnings (loss) (60,355,418) (5,137,451) (5,368,852)
Net Assets ($) 372,187,483 52,854,588 50,416,489
Shares outstanding no par value (unlimited shares authorized): 9,150,000 1,150,000 1,100,000
Net asset value per share 40.68 45.96 45.83
Market price per share 40.66 45.95 45.76
†
Investments at cost ($)
Unaffiliated issuers 425,073,274 57,119,612 53,817,458
Affiliated issuers 7,198,590 2,249,273 2,238,104
††
Value of securities on loan ($) 19,692,611 980,755 1,677,801
†††
TBA sale commitments proceeds ($) 431,021 — —

STATEMENTS OF OPERATIONS
October 31, 2022
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
6,682,307 1,624,686 1,051,376
Affiliated issuers 6,727 2,048 1,608
Income from securities lending—Note 2(c) 17,057 23,934 50,129
Total Income 6,706,091 1,650,668 1,103,113
Expenses:
Management fee—Note 3(a) — 41,421 31,427
Total Expenses — 41,421 31,427
Net Investment Income 6,706,091 1,609,247 1,071,686
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (10,317,629) (7,500,589) (10,750,881)
Net realized gain (loss) on in-kind redemptions 22,080,749 13,331,551 14,147,504
Net realized gain (loss) on futures (183,647) (48,955) (66,000)
Net realized gain (loss) 11,579,473 5,782,007 3,330,623
Net change in unrealized appreciation (depreciation) on investments (106,789,231) (25,363,918) (23,801,540)
Net change in unrealized appreciation (depreciation) on futures (12,531) 11,293 2,120
Net change in unrealized appreciation (depreciation) (106,801,762) (25,352,625) (23,799,420)
Net Realized and Unrealized Gain (Loss) on Investments (95,222,289) (19,570,618) (20,468,797)
Net Increase (Decrease) in Net Assets Resulting from Operations (88,516,198) (17,961,371) (19,397,111)
†
Net of foreign taxes withheld at source ($) 1,950 – 721

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
3,709,187 1,001,530
Affiliated issuers 1,748 325
Interest — 15
Income from securities lending—Note 2(c) 381 101
Total Income 3,711,316 1,001,971
Expenses:
Management fee—Note 3(a) 46,511 36,608
Total Expenses 46,511 36,608
Less—reduction in fees due pursuant to undertaking—Note 3(a) — (15)
Net Expenses 46,511 36,593
Net Investment Income 3,664,805 965,378
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (5,921,387) (1,037,991)
Net realized gain (loss) on futures (190,595) (54,341)
Net realized gain (loss) (6,111,982) (1,092,332)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (25,983,604) (11,229,148)
Net change in unrealized appreciation (depreciation) on futures 12,140 (3,305)
Net change in unrealized appreciation (depreciation) (25,971,464) (11,232,453)
Net Realized and Unrealized Gain (Loss) on Investments (32,083,446) (12,324,785)
Net Increase (Decrease) in Net Assets Resulting from Operations (28,418,641) (11,359,407)
†
Net of foreign taxes withheld at source ($) 382,522 123,692

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 73,082 4,959 4,231
Interest 6,102,047 915,789 2,768,892
Income from securities lending—Note 2(c) 17,216 2,167 14,898
Total Income 6,192,345 922,915 2,788,021
Expenses:
Management fee—Note 3(a) — 31,953 107,145
Total Expenses — 31,953 107,145
Net Investment Income 6,192,345 890,962 2,680,876
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (5,213,724) (467,621) (875,905)
Net realized gain (loss) on in-kind redemptions (784,582) (132,230) (1,186,394)
Net realized gain (loss) on swap agreements — — (71,746)
Net realized gain (loss) (5,998,306) (599,851) (2,134,045)
Net change in unrealized appreciation (depreciation) on investments (53,636,794) (4,798,929) (6,191,434)
Net change in unrealized appreciation (depreciation) on swap agreements — — 52,745
Net change in unrealized appreciation (depreciation) (53,636,794) (4,798,929) (6,138,689)
Net Realized and Unrealized Gain (Loss) on Investments (59,635,100) (5,398,780) (8,272,734)
Net Increase (Decrease) in Net Assets Resulting from Operations (53,442,755) (4,507,818) (5,591,858)

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Year Ended October 31, Year Ended October 31,
2022 2021 2022 2021
Operations ($):
Net investment income 6,706,091 3,542,971 1,609,247 1,134,407
Net realized gain (loss) on investments 11,579,473 11,948,895 5,782,007 6,104,763
Net change in unrealized appreciation (depreciation) on investments (106,801,762) 61,784,935 (25,352,625) 19,150,216
Net Increase (Decrease) in Net Assets Resulting from
Operations (88,516,198) 77,276,801 (17,961,371) 26,389,386
Distributions ($):
Distributions to shareholders (6,591,566) (3,307,327) (1,602,989) (1,097,103)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 608 120 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 241,331,150 269,191,424 36,473,708 68,930,826
Cost of shares redeemed (99,553,901) (44,719,840) (43,323,279) (20,777,288)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 141,777,249 224,471,584 (6,849,571) 48,153,538
Total Increase (Decrease) in Net Assets 46,670,093 298,441,178 (26,413,931) 73,445,821
Net Assets ($):
Beginning of Period 391,486,239 93,045,061 112,841,390 39,395,569
End of Period 438,156,332 391,486,239 86,427,459 112,841,390
Changes in Shares Outstanding:
Shares sold 2,920,000 3,600,000 430,000 850,000
Shares redeemed (1,270,000) (602,000) (520,000) (250,020)
Net Increase (Decrease) in Shares Outstanding 1,650,000 2,998,000 (90,000) 599,980

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Year Ended October 31, Year Ended October 31,
2022 2021 2022 2021
Operations ($):
Net investment income 1,071,686 1,476,391 3,664,805 1,291,244
Net realized gain (loss) on investments 3,330,623 13,994,312 (6,111,982) 59,614
Net change in unrealized appreciation (depreciation) on investments (23,799,420) 8,917,583 (25,971,464) 10,860,188
Net Increase (Decrease) in Net Assets Resulting from
Operations (19,397,111) 24,388,286 (28,418,641) 12,211,046
Distributions ($):
Distributions to shareholders (1,135,186) (1,262,690) (3,935,206) (1,387,854)
Beneficial Interest Transactions ($):
Proceeds from shares sold 23,680,450 168,747,266 58,965,267 62,105,390
Cost of shares redeemed (148,204,287) (51,365,306) — (3,353,413)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions (124,523,837) 117,381,960 58,965,267 58,751,977
Total Increase (Decrease) in Net Assets (145,056,134) 140,507,556 26,611,420 69,575,169
Net Assets ($):
Beginning of Period 180,809,749 40,302,193 100,409,131 30,833,962
End of Period 35,753,615 180,809,749 127,020,551 100,409,131
Changes in Shares Outstanding:
Shares sold 260,000 1,800,000 900,000 850,000
Shares redeemed (1,660,000) (550,020) — (50,020)
Net Increase (Decrease) in Shares Outstanding (1,400,000) 1,249,980 900,000 799,980

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Year Ended October 31, Year Ended October 31,
2022 2021 2022 2021
Operations ($):
Net investment income 965,378 809,553 6,192,345 1,086,481
Net realized gain (loss) on investments (1,092,332) 1,998,795 (5,998,306) (274,783)
Net change in unrealized appreciation (depreciation) on investments (11,232,453) 2,169,413 (53,636,794) (1,354,620)
Net Increase (Decrease) in Net Assets Resulting from
Operations (11,359,407) 4,977,761 (53,442,755) (542,922)
Distributions ($):
Distributions to shareholders (1,005,494) (972,152) (5,914,515) (1,359,087)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) — — 9,023 3,938
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,443,423 253,670,821 166,102,974
Cost of shares redeemed — (11,388,636) (17,019,797) (14,703,568)
Transaction fees—Note 5 — — 135,595 —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions — 54,787 236,786,619 151,399,406
Total Increase (Decrease) in Net Assets (12,364,901) 4,060,396 177,438,372 149,501,335
Net Assets ($):
Beginning of Period 38,411,139 34,350,743 194,749,111 45,247,776
End of Period 26,046,238 38,411,139 372,187,483 194,749,111
Changes in Shares Outstanding:
Shares sold — 150,000 5,600,000 3,350,000
Shares redeemed — (150,020) (400,000) (300,020)
Net Increase (Decrease) in Shares Outstanding — (20) 5,200,000 3,049,980

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate
Bond ETF BNY Mellon High Yield Beta ETF
Year Ended October 31, Year Ended October 31,
2022 2021 2022 2021
Operations ($):
Net investment income 890,962 468,298 2,680,876 2,287,367
Net realized gain (loss) on investments (599,851) 198,278 (2,134,045) 3,087,600
Net change in unrealized appreciation (depreciation) on investments (4,798,929) (581,431) (6,138,689) (429,070)
Net Increase (Decrease) in Net Assets Resulting from
Operations (4,507,818) 85,145 (5,591,858) 4,945,897
Distributions ($):
Distributions to shareholders (1,025,927) (575,018) (3,578,680) (2,670,999)
Beneficial Interest Transactions ($):
Proceeds from shares sold 17,453,630 15,408,150 68,727,238 25,188,091
Cost of shares redeemed (2,362,177) (1,024) (56,933,620) (33,731,514)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 15,091,453 15,407,126 11,793,618 (8,543,423)
Total Increase (Decrease) in Net Assets 9,557,708 14,917,253 2,623,080 (6,268,525)
Net Assets ($):
Beginning of Period 43,296,880 28,379,627 47,793,409 54,061,934
End of Period 52,854,588 43,296,880 50,416,489 47,793,409
Changes in Shares Outstanding:
Shares sold 350,000 300,000 1,400,000 450,000
Shares redeemed (50,000) (20) (1,150,000) (600,020)
Net Increase (Decrease) in Shares Outstanding 300,000 299,980 250,000 (150,020)

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
1.15 1.06 0.56
Net realized and unrealized gain (loss) on investments (15.81) 24.90 11.81
Total from Investment Operations (14.66) 25.96 12.37
Distributions:
Dividends from net investment income (1.10) (0.91) (0.42)
Net asset value, end of period 71.24 87.00 61.95
Market price, end of period
(c)
71.29 87.03 61.82
Net Asset Value Total Return (%)
(d)
(16.91) 42.08 24.76
Market Price Total Return (%)
(d)
(16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(e)
–
(f)
Ratio of net investment income to average net assets 1.47
(e)
1.35
(e)
1.63
(f)
Portfolio Turnover Rate
(g)
5.74 10.53 10.62
Net Assets, end of period ($ x 1,000) 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
1.32 1.07 0.50
Net realized and unrealized gain (loss) on investments (16.18) 28.28 15.63
Total from Investment Operations (14.86) 29.35 16.13
Distributions:
Dividends from net investment income (1.31) (0.98) (0.47)
Net asset value, end of period 77.86 94.03 65.66
Market price, end of period
(c)
77.86 94.11 65.55
Net Asset Value Total Return (%)
(d)
(15.88) 44.87 32.27
Market Price Total Return (%)
(d)
(15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
0.04
(f)
Ratio of net investment income to average net assets 1.55
(e)
1.24
(e)
1.43
(f)
Portfolio Turnover Rate
(g)
25.97 32.65 21.26
Net Assets, end of period ($ x 1,000) 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
1.22 1.25 0.49
Net realized and unrealized gain (loss) on investments (18.22) 30.31 17.14
Total from Investment Operations (17.00) 31.56 17.63
Distributions:
Dividends from net investment income (1.28) (1.00) (0.46)
Net asset value, end of period 79.45 97.73 67.17
Market price, end of period
(c)
79.50 97.86 67.03
Net Asset Value Total Return (%)
(d)
(17.45) 47.08 35.30
Market Price Total Return (%)
(d)
(17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
0.04
(f)
Ratio of net investment income to average net assets 1.36
(e)
1.34
(e)
1.37
(f)
Portfolio Turnover Rate
(g)
37.93 50.09 32.54
Net Assets, end of period ($ x 1,000) 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
2.03 1.82 0.76
Net realized and unrealized gain (loss) on investments (17.83) 18.31 6.00
Total from Investment Operations (15.80) 20.13 6.76
Distributions:
Dividends from net investment income (2.13) (1.81) (0.70)
Net asset value, end of period 56.45 74.38 56.06
Market price, end of period
(c)
56.52 74.86 56.66
Net Asset Value Total Return (%)
(d)
(21.49) 36.10 13.49
Market Price Total Return (%)
(d)
(21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
0.04
(f)
Ratio of net investment income to average net assets 3.15
(e)
2.57
(e)
2.55
(f)
Portfolio Turnover Rate
(g)
19.30 13.49 12.82
Net Assets, end of period ($ x 1,000) 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
1.76 1.47 0.81
Net realized and unrealized gain (loss) on investments (22.41) 7.69 12.40
Total from Investment Operations (20.65) 9.16 13.21
Distributions:
Dividends from net investment income (1.83) (1.77) (0.76)
Net asset value, end of period 47.36 69.84 62.45
Market price, end of period
(c)
47.53 69.90 62.92
Net Asset Value Total Return (%)
(d)
(29.91) 14.61 26.52
Market Price Total Return (%)
(d)
(29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net investment income to average net assets 2.90
(e)
2.00
(e)
2.63
(f)
Portfolio Turnover Rate
(g)
15.00 17.42 12.84
Net Assets, end of period ($ x 1,000) 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
0.96 0.55 0.32
Net realized and unrealized gain (loss) on investments (8.68) (0.75) 0.33
Total from Investment Operations (7.72) (0.20) 0.65
Distributions:
Dividends from net investment income (0.92) (0.77) (0.38)
Transaction fees
(b)
0.02 — —
Net asset value, end of period 40.68 49.30 50.27
Market price, end of period
(c)
40.66 49.33 50.29
Net Asset Value Total Return (%)
(d)
(15.82) (0.41) 1.30
Market Price Total Return (%)
(d)
(15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(e)
–
(f)
Ratio of net investment income to average net assets 2.15
(e)
1.12
(e)
1.20
(f)
Portfolio Turnover Rate
(g)
84.75 105.97 27.32
Net Assets, end of period ($ x 1,000) 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 50.94 51.60 50.00
Investment Operations:
Net investment income
(b)
0.81 0.70 0.44
Net realized and unrealized gain (loss) on investments (4.83) (0.44) 1.53
Total from Investment Operations (4.02) 0.26 1.97
Distributions:
Dividends from net investment income (0.75) (0.72) (0.37)
Dividends from net realized gain on investments (0.21) (0.20) —
Total Distributions (0.96) (0.92) (0.37)
Net asset value, end of period 45.96 50.94 51.60
Market price, end of period
(c)
45.95 50.96 51.65
Net Asset Value Total Return (%)
(d)
(7.99) 0.49 3.94
Market Price Total Return (%)
(d)
(8.05) 0.44 4.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.06
(e)
0.06
(e)
0.06
(f)
Ratio of net investment income to average net assets 1.67
(e)
1.37
(e)
1.65
(f)
Portfolio Turnover Rate
(g)
40.5 4 41.25 24.94
Net Assets, end of period ($ x 1,000) 52,855 43,297 28,380
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2022 2021
Per Share Data ($):
Net asset value, beginning of period 56.23 54.06 50.00
Investment Operations:
Net investment in come
(b)
2.76 2.80 1.70
Net realized and unrealized gain (loss) on investments (9.25) 2.66 3.74
Total from Investment Operations (6.49) 5.46 5.44
Distributions:
Dividends from net investment income (2.93) (2.87) (1.38)
Dividends from net realized gain on investments (0.98) (0.42) —
Total Distributions (3.91) (3.29) (1.38)
Net asset value, end of period 45.83 56.23 54.06
Market price, end of period
(c)
45.76 56.24 54.08
Net Asset Value Total Return (%)
(d)
(12.09) 10.27 10.94
Market Price Total Return (%)
(d)
(12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(e)
0.22
(e)
0.22
(f)
Ratio of net investment income to average net assets 5.51
(e)
4.98
(e)
6.06
(f)
Portfolio Turnover Rate
(g)
35.81 61.03 39.43
Net Assets, end of period ($ x 1,000) 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of fifteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (each, a “fund”
and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as each fund’s investment adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”),
a wholly-owned subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as each fund’s sub-adviser, except for BNY
Mellon High Yield Beta ETF. Insight North America LLC
(“INA”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as BNY Mellon High Yield Beta
ETF’s sub-adviser. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. Each fund is an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. Each fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar
®
US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar
®
US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar
®
US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar
®
Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar
®
Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(continued)
markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the
Adviser as each fund’s valuation designee, effective September 8,
2022, to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on
disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31,
2022 in valuing each fund’s investments:

Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity ETF
Common Stocks 437,047,197 — — — — — 437,047,197
Investment Companies 1,160,584 — — — — — 1,160,584
Other Financial Instruments:
Futures
††
5,895 — — — — — 5,895
BNY Mellon US Mid Cap Core Equity ETF
Common Stocks 86,162,129 — — — — — 86,162,129
Investment Companies 210,028 — — — — — 210,028
Investment of Cash Collateral for
Securities Loaned 705,019 — — — — — 705,019
Other Financial Instruments:
Futures
††
23,245 — — — — — 23,245
BNY Mellon US Small Cap Core Equity ETF
Common Stocks 35,647,116 — — — — — 35,647,116
Investment Companies 65,751 — — — — — 65,751
Investment of Cash Collateral for
Securities Loaned 714,417 — — — — — 714,417
Other Financial Instruments:
Futures
††
3,635 — — — — — 3,635
BNY Mellon International Equity ETF
Common Stocks 125,842,360 — 20,593 — 0 — 125,862,953
Preferred Stocks 454,076 — — — — — 454,076
Investment Companies 48,900 — — — — — 48,900
Investment of Cash Collateral for
Securities Loaned 113,577 — — — — — 113,577
Other Financial Instruments:
Futures
††
19,076 — — — — — 19,076
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 25,317,567 — — — 0 — 25,317,567
Corporate Bonds — — 230 — — — 230
Preferred Stocks 776,395 — — — 0 — 776,395
Rights — — 492 — — — 492
Investment Companies 15,604 — — — — — 15,604
Other Financial Instruments:
Futures
††
— (2,512) — — — — (2,512)
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 1,622,118 — — — 1,622,118
Commercial Mortgage-Backed
Securities — — 3,747,693 — — — 3,747,693
Corporate Bonds — — 88,878,259 — — — 88,878,259
Foreign Governmental — — 5,342,547 — — — 5,342,547
Municipal Securities — — 1,296,208 — — — 1,296,208
Supranational Bank — — 5,957,269 — — — 5,957,269
U.S. Government Agencies — — 111,127,708 — — — 111,127,708
U.S. Treasury Government
Securities — — 152,055,365 — — — 152,055,365
Investment Companies 5,347,220 — — — — — 5,347,220
Investment of Cash Collateral for
Securities Loaned 1,851,370 — — — — — 1,851,370
TBA Sale Commitments — — — (427,846) — — (427,846)
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 52,343,641 — — — 52,343,641
Investment Companies 1,258,883 — — — — — 1,258,883
Investment of Cash Collateral for
Securities Loaned 990,390 — — — — — 990,390

NOTES TO FINANCIAL STATEMENTS
(continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: Each relevant fund does
not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 49,073,897 — — — 49,073,897
Investment Companies 751,976 — — — — — 751,976
Investment of Cash Collateral for
Securities Loaned 1,486,128 — — — — — 1,486,128
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 55,823 — — — 55,823
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.
Equity Securities –
Common Stocks ($)
BNY Mellon International Equity ETF
Balance as of 10/31/2021 —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (5,525)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
†
5,525
Transfers out of Level 3 —
Balance as of 10/31/2022
††
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 10/31/2022 (5,525)
Equity Securities –
Common Stocks ($)
BNY Mellon Emerging Markets Equity ETF
Balance as of 10/31/2021 —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (618,544)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
†
618,544
Transfers out of Level 3 —
Balance as of 10/31/2022
††
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 10/31/2022 (618,544)
†
Transfers into Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs.
††
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest.
These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October
31, 2022, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes
the amount BNY Mellon earned from each relevant fund from
lending portfolio securities, pursuant to the securities lending agreement during the year ended October 31, 2022.
Securities Lending Agreement
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Market Risk: The value of the securities in which each
fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: To the extent each relevant fund
invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency
fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information,
political and economic instability and differing auditing and legal standards.
Emerging Market Risk: The securities of issuers located
or doing substantial business in emerging market countries
tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.
Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks.
Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
Debt Risk: BNY Mellon Core Bond ETF, BNY Mellon Short
Duration Corporate Bond ETF and BNY Mellon High Yield
Beta ETF invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality
BNY Mellon US Large Cap Core Equity ETF $ 2,321
BNY Mellon US Mid Cap Core Equity ETF 2,937
BNY Mellon US Small Cap Core Equity ETF 6,779
BNY Mellon International Equity ETF 51
BNY Mellon Emerging Markets Equity ETF 13
BNY Mellon Core Bond ETF 2,356
BNY Mellon Short Duration Corporate Bond ETF 304
BNY Mellon High Yield Beta ETF 2,020

NOTES TO FINANCIAL STATEMENTS
(continued)
of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”)
bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by
each fund on the ex-dividend date. BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY
Mellon International Equity ETF and BNY Mellon Emerging
Markets Equity ETF normally declare and pay dividends from
net investment income quarterly. BNY Mellon Core Bond ETF,
BNY Mellon Short Duration Corporate Bond ETF and BNY
Mellon High Yield Beta ETF normally declare and pays dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the year ended October 31, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the year ended October 31, 2022, the funds did not incur any interest or penalties.
Each tax year in the three-year period ended October 31,
2022 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The table below summarizes each fund’s components of
accumulated earnings on a tax basis at October 31, 2022.
Components of Accumulated Earnings
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022.
Capital Loss Carryover
Undistributed
Ordinary
Income
Accumulated
Capital
(losses)
Unrealized
Appreciation
(Depreciation)
BNY Mellon US Large Cap Core Equity ETF $409,813 $ (9,300,373) $ (42,417,739)
BNY Mellon US Mid Cap Core Equity ETF - (5,355,811) (870,265)
BNY Mellon US Small Cap Core Equity ETF - (8,842,860) (6,922,869)
BNY Mellon International Equity ETF - (5,451,363) (13,299,636)
BNY Mellon Emerging Markets Equity ETF - (1,426,475) (2,772,503)
BNY Mellon Core Bond ETF 935,052 (5,200,427) (56,090,043)
BNY Mellon Short Duration Corporate Bond ETF 106,971 (461,293) (4,783,129)
BNY Mellon High Yield Beta ETF 285,850 (761,524) (4,893,178)
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $ 6,621,154 $ 2,679,219 $ 9,300,373
BNY Mellon US Mid Cap Core Equity ETF 3,160,848 2,194,963 5,355,811
BNY Mellon US Small Cap Core Equity ETF 6,302,194 2,540,666 8,842,860
BNY Mellon International Equity ETF 4,610,255 841,108 5,451,363
BNY Mellon Emerging Markets Equity ETF 1,047,422 379,053 1,426,475
BNY Mellon Core Bond ETF 3,943,173 1,257,254 5,200,427
BNY Mellon Short Duration Corporate Bond ETF 265,079 196,214 461,293
BNY Mellon High Yield Beta ETF 635,116 126,408 761,524

The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal periods ended October 31, 2022 and October 31, 2021. The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
During the year ended October 31, 2022, as a result of permanent book to tax differences, each relevant fund increased/decreased total distributable earnings (loss) and increased/decreased paid-
in capital as summarized in Table below. These permanent book to tax differences are primarily due to the tax treatment for in-
kind transactions, foreign currency transactions reclassification, and taxable overdistributions. Net assets and net asset value per share were not affected by these reclassifications.
Return of Capital Statement of Position
(h) New Accounting Pronouncement: In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update
2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-
01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London
Interbank Offered Rate (“LIBOR”) and other Interbank Offered
Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is
effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through
December 31, 2022 (“FASB Effective Date”). Management
had evaluated the impact of ASU 2020-04 and ASU 2021-01
on the funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management will be adopting
ASU 2020-04 and ASU 2021-01 on FASB Effective Date or
if amended ASU 2020-04 new extended FASB Effective Date,
if any. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of October 31, 2022, management believes these accounting
standards have no impact on the funds and does not have any
concerns of adopting the regulations by FASB Effective Date.
NOTE 3—Management Fee, Sub-Advisory Fee and
Other Transactions with Affiliates:
(a) Fees payable by the funds pursuant to the provisions of a management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Ordinary
Income
†
2022
Long-Term
Capital Gains
2022
Ordinary
Income
†
2021
BNY Mellon US Large Cap Core Equity ETF $ 6,591,566 $- $3,307,327
BNY Mellon US Mid Cap Core Equity ETF 1,602,989 - 1,097,103
BNY Mellon US Small Cap Core Equity ETF 1,135,186 - 1,262,690
BNY Mellon International Equity ETF 3,935,206 - 1,387,854
BNY Mellon Emerging Markets Equity ETF 1,005,494 - 972,152
BNY Mellon Core Bond ETF 5,914,515 - 1,359,087
BNY Mellon Short Duration Corporate Bond ETF 920,266 105,661 575,018
BNY Mellon High Yield Beta ETF 3,578,680 - 2,670,999
†
Includes short-term capital gain distributions, if any.
Total
Distributable
Earnings (Loss)
Paid-in
Capital
BNY Mellon US Large Cap Core Equity ETF $ (21, 47 8 , 822 ) $ 21, 47 8 , 822
BNY Mellon US Mid Cap Core Equity ETF (12,645,534) 12,645,534
BNY Mellon US Small Cap Core Equity ETF (9,742,308) 9,742,308
BNY Mellon International Equity ETF 142,360 (142,360)
BNY Mellon Emerging Markets Equity ETF 32,773 (32,773)
BNY Mellon Core Bond ETF 903,897 (903,897)
BNY Mellon Short Duration Corporate Bond ETF 132,230 (132,230)
BNY Mellon High Yield Beta ETF 1,344,471 (1,344,471)
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%

NOTES TO FINANCIAL STATEMENTS
(continued)
Yield Beta ETF, each fund’s management agreement provides
that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser had contractually agreed, from November 1, 2021
through March 1, 2022, to waive receipt of its management fees and/or assume expenses of BNY Mellon Emerging Markets
Equity ETF so that the total annual operating expenses of
the fund (excluding payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) did not exceed 0.11% of the value of the fund’s average daily net assets.
For BNY Mellon US Large Cap Core Equity ETF and BNY
Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity
ETF and BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended October 31, 2022, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the year ended October 31, 2022.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets, except for BNY Mellon High Yield Beta ETF which
pays INA a monthly fee at an annual percentage of the value
of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which
each fund may rely, to use a manager of managers approach
that permits the Adviser, subject to certain conditions and
approval by the Board, to enter into and materially amend sub-
investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents
filed with the SEC and provided to shareholders; such fees
are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the
Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon and INA as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated
as a percentage of each fund’s average daily net assets). The
Adviser, and not the funds, pays the Mellon and INA fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
BNY Mellon US Large Cap Core Equity ETF $ 608
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF 15
BNY Mellon Core Bond ETF 9,023
BNY Mellon Short Duration Corporate Bond ETF -
BNY Mellon High Yield Beta ETF -
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%

The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the
Adviser from the unitary management fee paid to the Adviser by the funds. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the year ended
October 31, 2022.
Purchases and Sales
TBA Securities: During the period ended October 31, 2022,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected
in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable
securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
The SEC recently adopted Rule 18f-4 under the Act, which,
effective August 18, 2022, regulates the use of derivatives
transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
year ended October 31, 2022
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $ – $ 50
BNY Mellon US Mid Cap Core Equity ETF 2,797 –
BNY Mellon US Small Cap Core Equity ETF 1,148 –
BNY Mellon International Equity ETF 4,181 –
BNY Mellon Emerging Markets Equity ETF 2,503 –
BNY Mellon Core Bond ETF – 493
BNY Mellon Short Duration Corporate Bond ETF 2,695 –
BNY Mellon High Yield Beta ETF 9,348 –
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 25,994,089 $ 26,330,148
BNY Mellon US Mid Cap Core Equity ETF 26,597,853 27,702,311
BNY Mellon US Small Cap Core Equity ETF 30,682,066 30,323,108
BNY Mellon International Equity ETF 22,339,648 22,972,407
BNY Mellon Emerging Markets Equity ETF 4,983,523 5,033,942
BNY Mellon Core Bond ETF 320,908,690 243,076,753
BNY Mellon Short Duration Corporate Bond ETF 21,697,800 21,068,513
BNY Mellon High Yield Beta ETF 16,911,050 17,686,272

NOTES TO FINANCIAL STATEMENTS
(continued)
since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2022, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at
October 31, 2022 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statements of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2022 is shown below:

Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statements of
Operations during the year ended October 31, 2022 is shown
below:
The following table summarizes the average market value of
derivatives outstanding during the year ended October 31, 2022:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
5,895 -
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
23,245 -
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
3,635 -
BNY Mellon International Equity ETF
Equity risk
(a)
19,076 -
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
- 2,512
BNY Mellon High Yield Beta ETF
Credit risk
(b)
55,823 -
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (183,647) - (183,647)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (48,955) - (48,955)
BNY Mellon US Small Cap Core Equity ETF
Equity risk (66,000) - (66,000)
BNY Mellon International Equity ETF
Equity risk (190,595) - (190,595)
BNY Mellon Emerging Markets Equity ETF
Equity risk (54,341) - (54,341)
BNY Mellon High Yield Beta ETF
Credit risk - (71,746) (71,746)
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (12,531) - (12,531)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 11,293 - 11,293
BNY Mellon US Small Cap Core Equity ETF
Equity risk 2,120 - 2,120
BNY Mellon International Equity ETF
Equity risk 12,140 - 12,140
BNY Mellon Emerging Markets Equity ETF
Equity risk (3,305) - (3,305)
BNY Mellon High Yield Beta ETF
Credit risk - 52,745 52,745
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $ 993,586
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 293,355
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 261,244
BNY Mellon International Equity ETF
Equity risk futures 619,307
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 139,261

NOTES TO FINANCIAL STATEMENTS
(continued)
The following table summarizes the average notional value of derivatives outstanding during the year ended October 31, 2022:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at
October 31, 2022.
Accumulated Net Unrealized Appreciation (Depreciation)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the year ended
October 31, 2022.
In-Kind Transactions
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 2,086,846
Cost of
Investments
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 480,625,520 $ 32,102,691 $ (74,520,430) $ (42,417,739)
BNY Mellon US Mid Cap Core Equity ETF 87,947,441 9,082,054 (9,952,319) (870,265)
BNY Mellon US Small Cap Core Equity ETF 43,350,153 2,344,620 (9,267,489) (6,922,869)
BNY Mellon International Equity ETF 139,756,097 8,065,010 (21,364,646) (13,299,636)
BNY Mellon Emerging Markets Equity ETF 28,882,791 3,882,486 (6,654,989) (2,772,503)
BNY Mellon Core Bond ETF 432,887,954 25,767 (56,115,810) (56,090,043)
BNY Mellon Short Duration Corporate Bond ETF 59,376,043 99 (4,783,228) (4,783,129)
BNY Mellon High Yield Beta ETF 56,211,888 261,180 (5,154,358) (4,893,178)
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 240,931,998 $ 99,318,361
BNY Mellon US Mid Cap Core Equity ETF 36,399,014 41,982,764
BNY Mellon US Small Cap Core Equity ETF 23,586,173 148,186,589
BNY Mellon International Equity ETF 58,851,958 –
BNY Mellon Emerging Markets Equity ETF – –
BNY Mellon Core Bond ETF 171,900,981 11,909,604
BNY Mellon Short Duration Corporate Bond ETF 17,213,915 2,335,987
BNY Mellon High Yield Beta ETF 66,964,696 55,468,891

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core Bond ETF, BNY
Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF and the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta
ETF (collectively referred to as the “Funds”), (eight of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statements of investments, as of October 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting BNY Mellon ETF Trust) at October 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 21, 2022
Individual fund constituting
the BNY Mellon ETF Trust
Statement of
operations
Statements of
changes in net assets
Financial highlights
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
For the
year ended
October 31,
2022
For each of the two
years in the period
ended October 31,
2022
For each of the two years in the
period ended October 31, 2022
and the period from April 9, 2020
(commencement of operations)
through October 31, 2020
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
For the
year ended
October 31,
2022
For each of the two
years in the period
ended October 31,
2022
For each of the two years in the
period ended October 31, 2022
and the period from April 24, 2020
(commencement of operations)
through October 31, 2020

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax
information provide shareholders with actual calendar year
amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as
required by the Internal Revenue Code or to meet a specific
state’s requirement.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2022:
(a)
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income received and foreign taxes paid are as follows:
Qualified
Dividend
Income
(a)
Dividends-
Received
Deduction
(a)
Interest
Related
Dividends
(a)
Long Term
Capital Gains
BNY Mellon US Large Cap Core Equity ETF 100.00% 92.99% -% $ -
BNY Mellon US Mid Cap Core Equity ETF 86.31% 81.55% -% -
BNY Mellon US Small Cap Core Equity ETF 79.98% 77.06% -% -
BNY Mellon International Equity ETF 90.07% -% -% -
BNY Mellon Emerging Markets Equity ETF 54.93% -% -% -
BNY Mellon Core Bond ETF -% -% 100.00% -
BNY Mellon Short Duration Corporate Bond ETF -% -% 100.00% 105,661
BNY Mellon High Yield Beta ETF -% -% 91.74% -
Foreign Source
Income
Received
Foreign Taxes
Paid
BNY Mellon US Large Cap Core Equity ETF $ - $ -
BNY Mellon US Mid Cap Core Equity ETF - -
BNY Mellon US Small Cap Core Equity ETF - -
BNY Mellon International Equity ETF 4,160,585 381,810
BNY Mellon Emerging Markets Equity ETF 1,240,074 123,684
BNY Mellon Core Bond ETF - -
BNY Mellon Short Duration Corporate Bond ETF - -
BNY Mellon High Yield Beta ETF - -

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The funds have adopted a liquidity risk management program
(the “Program”) pursuant to the requirements of Rule 22e-4
under the Investment Company Act of 1940, as amended. Rule
22e-4 requires registered open-end funds, including exchange-
traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment
adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a
relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-
traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to
sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed
15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-
kind policies and procedures governing how and when it will
engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been
reviewed and approved by the Board. Furthermore, at its
October 2022 meeting, the Board received a written report
prepared by the Program Administrator, for the period October
1, 2021 to September 30, 2022, addressing the operation of the
Program, assessing the Program’s adequacy and effectiveness
and describing any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program
approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program
Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts
and foreseeable stressed fund redemption forecasts, the Program
Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman
(2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial
technology company (since 2018); Lead non-executive director for
Aperture Investors, LLC, an investment management firm (since
2018); Managing Director—Global Head of Index Strategy at
BlackRock, Inc. (until 2017).
No. of Portfolios for which Board Member Serves: 15
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial
advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present;
Chairman of Board 2016 – Present)
No. of Portfolios for which Board Member Serves: 15
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018);
Senior Managing Director, Head of Strategic Relationships and
Member of SPDR Executive Committee at State Street Global
Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 15
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 15
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a
consulting firm (from 2019-2021); Executive Vice President—
Defined Contribution Practice Founder at PIMCO Investment
Management (until 2018).
No. of Portfolios for which Board Member Serves: 15
The address of the Board Members and Officers is c/o BNY Mellon ETF
Investment Adviser, LLC, 240 Greenwich Street, New York, New York 10286.
Additional information about each Board Member is available in the fund’s
Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Vice President and Director of BNY Mellon Investment Adviser, Inc.
(“BNYM Investment Adviser”) since February 2021; Head of North
America Product, BNY Mellon Investment Management since January 2018;
and Director of Product Strategy, BNY Mellon Investment Management
from January 2016 to December 2017. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of
BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer since July 2021, Vice
President and Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment Advisor and Associate General
Counsel of BNY Mellon since July 2021; Senior Managing Counsel of
BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of
56 investment companies (comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.
JAMES WINDELS, Treasurer since February 2020.
Vice President of BNYM Investment Adviser since September 2020;
and Director-BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.
SARAH S. KELLEHER, Vice President and Secretary since
February 2020.
Vice President of BNY Mellon ETF Investment Adviser, LLC since
February 2020; Senior Managing Counsel of BNY Mellon since September
2021; Managing Counsel of BNY Mellon from December 2017 to
September 2021; and Senior Counsel of BNY Mellon from March 2013 to
December 2017. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser.
She is 47 years old and has been an employee of the Adviser since March
2013.
JAMES BITETTO, Vice President and Assistant Secretary since
February 2020.
Senior Managing Counsel of BNY Mellon since December 2019; Managing
Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of BNYM Investment Adviser. He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY Mellon since December 2021; Counsel of
BNY Mellon from August 2018 to December 2021; and Senior Regulatory
Specialist at BNY Mellon Investment Management Services from February
2016 to August 2018. She is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an employee of the Adviser since
August 2018.
JEFF PRUSNOFSKY, Vice President and Assistant Secretary
since February 2020.
Senior Managing Counsel of BNY Mellon. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
October 1990.
AMANDA QUINN, Vice President and Assistant Secretary since
February 2020.
Counsel of BNY Mellon since June 2019; Regulatory Administration
Manager at BNY Mellon Investment Management Services from September
2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon
Investment Management Services from April 2015 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 2019.
DANIEL GOLDSTEIN, Vice President since March 2022
Head of Product Development of North America Product, BNY Mellon
Investment Management since January 2018; Co-Head of Product
Management, Development & Oversight of North America Product,
BNYM Investment Management from January 2010 to January 2018;
and Senior Vice President, Development & Oversight of North America
Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon Securities Corporation since 1991.
JOSEPH MARTELLA, Vice President since March 2022
Head of Product Management of North America Product, BNYM
Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNYM Investment Management
from January 2010 to January 2018; and Senior Vice President of North
America Product, BNYM Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of BNY Mellon Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer since February 2020.
Tax Manager – BNY Mellon Fund Administration. He is an officer of
56 investment companies (comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration. He is an
officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration. He is an
officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since November 1990.
NATALYA ZELENSKY, Vice President and Assistant Secretary
since February 2020 and Chief Compliance Officer since August
2021.
Chief Compliance Officer since August 2021 and Vice President since
February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice President and Assistant
Secretary since February 2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December 2019; and Assistant Secretary of BNYM Investment Adviser from April 2018 to August 2021. She is an officer of 55 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance
Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon Family
of Funds and BNY Mellon Funds Trust. She is an officer of 48 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the
Distributor since 1997.

For More Information
2022 BNY Mellon Securities Corporation
ETFAR1022
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2022
BNY Mellon Sustainable Global Emerging Markets
ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Liquidity Risk Management Program 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from December 14, 2021, the fund’s inception, through October 31, 2022, as provided by Paul Birchenough, Ian Smith, and Alex Khosla, Portfolio Managers employed by the fund’s sub-
adviser, Newton Investment Management Limited.
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through October 31,
2022, the BNY Mellon Sustainable Global Emerging Markets ETF (the “fund”)
produced a total return of −26.23% at net asset value.
1
In comparison, the fund’s
benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of −28.10% for the same period.
2
Emerging markets equities declined during the reporting period under pressure from slowing Chinese economic growth, increasing inflation and uncertainties related to
Russia’s invasion of Ukraine. The fund outperformed the Index largely due to positive positioning in the information technology and consumer staples sectors, as well as positive stock selections in a few other sectors
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging markets companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers an emerging markets company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging markets country.
The fund’s sub-adviser, Newton Investment Management Limited (“Newton”), an affiliate of the Adviser, considers a company to be engaged in “sustainable business practices” if the company (i) engages in such practices in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (“ESG”) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.)
and (ii) supports sustainable development through its business activities or operations at the time of investment (or is expected to do so over the long term) by contributing to one or more of the UN’s Sustainable Development Goals (SDGs), as described in the fund's prospectus. Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Mounting Inflation Drives Markets Lower
A multitude of factors conspired to pull the Index lower during the reporting period, though the common thread was higher inflation and its consequences. Inflation, already an issue toward the end of 2021, rose sharply following Russia’s invasion of

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Ukraine in February 2022, which caused a surge in commodity prices. As a result, inflation continued to overshoot expectations, necessitating a more hawkish approach by central banks, not least the U.S. Federal Reserve (the “Fed”), which accelerated the pace of interest-rate rises as the period progressed. This steeper-than-expected trajectory of monetary tightening, resulting in higher bond yields and, thus, discount rates, drove a renewed derating of equities, with longer-duration growth names proving most vulnerable. However, in the latter stages of the period, the threat of recession became the market’s dominant concern, stemming from the pressure that rising prices placed on consumers. Generally weak economic data emerged from China, caused by tight COVID-19 restrictions over much of the year and supply-chain bottleneck issues that limited growth. In October 2022, investor sentiment was further undermined by the Biden administration’s announcement of new restrictions on China’s access to
U.S. semiconductor technology, and by a new Chinese leadership team revealed at the
Communist Party’s 20th Congress that demonstrated President Xi Jinping tightening grip on power.
Fund Allocations and Stock Selections Detract from Relative
Performance
The fund benefited most from positioning in the information technology sector, led by the outperformance of Chinese solar cell laser equipment producer Wuhan DR
Laser Technology. Consumer staples positioning also bolstered relative returns, with the sector’s defensive qualities particularly in favor during the sharp market downturn in September 2022. Notably strong holdings included India-based consumer products companies Hindustan Unilever and Marico, and Brazil-based retail pharmacy Raia
Drogasil. Among other sectors, U.S.-based lithium mining company Livent provided a positive contribution, as continued strong demand for lithium from battery manufacturers led to price strength, while holdings in companies promoting energy efficiency—such as Brazil-based machinery maker WEG, China-based industrial company Shenzhen Inovance Technology and Taiwan-based manufacturer Delta
Electronics—further added to performance. On a country basis, the fund’s positioning in China supported returns, largely due to lack of exposure to technology giants
Tencent and Alibaba, which came under pressure from the tough Chinese regulatory environment, fears over growing competition and the impact of the country’s strict zero-COVID-19 policy. Relatively low exposure to Russia further enhanced relative performance.
Conversely, several allocation decisions and individual stock selections detracted from the fund’s performance relative to the Index. Underweight exposure to banks
(particularly banks with low returns on assets that are operating in mature banking systems) made the financial sector a material area of relative weakness. In the prevailing environment of uncertainty, some of the fund’s holdings in the industrials sector declined, further contributing to underperformance. As oil and gas prices rose to multi-year highs, the fund’s zero exposure to the energy sector, where most companies

5
have poor sustainability profiles, also undermined relative returns, although lack of exposure to Russian oil and gas companies contributed positively. Regarding country exposure, the fund’s zero weight in oil-rich Saudi Arabia detracted significantly. Among individual holdings, after Russia invaded Ukraine, trading was halted in the fund’s sole
Russian-listed position, online recruitment platform HeadHunter, before it was written down to zero. Another notably weak-performing holding, Chinese drug research and development services company Pharmaron Beijing, struggled during the second half of the period as it reported a slowdown in overall margin growth due to a rise in operating costs. The shares came under further pressure—along with its Chinese peers—after U.S. President Joe Biden signed an executive order laying out a strategy to boost domestic biomanufacturing and reduce reliance on China for new medicines.
However, we believe that Pharmaron should not be materially affected by the action.
Maintaining the Fund’s Long-Term Focus
Over the shorter term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the response of the
Fed. Other variables that will probably influence the trajectory of emerging markets equities in the months ahead include the conflict in Ukraine, commodity prices, the strength of the U.S. dollar and news from China, especially in relation to COVID-19 lockdowns and macroeconomic conditions. Emerging markets equities currently trade at an unusually high discount to developed markets, providing a conducive backdrop if these shorter-term variables prove favorable.
Notwithstanding the potential for short-term gains in the asset class, we prefer to highlight the longer-term opportunities in emerging markets based on relatively high levels of income growth, rapid increases in product penetration and scope for industry consolidation. We see unique opportunities for emerging markets companies that are well-exposed to reliable, secular-growth trends, and that can exploit these opportunities better than their peers by virtue of their differentiated customer offering and superior execution. Accordingly, emerging markets investors who can identify the best-positioned growth themes and companies should be well rewarded over the long term.
As of October 31, 2022, on a country basis, the fund holds its most overweight position in India, which we believe offers many of the most attractive, bottom-up investment opportunities in emerging markets over five years and beyond. The fund also holds overweight exposure to China/Hong Kong, with a focus on businesses poised to benefit from China’s efforts to become economically self-sufficient, or even assume leadership in certain strategic and value-added industries. On a sector basis, the fund holds its most overweight exposure in consumer staples and industrials, where we have found several businesses with attractive, long-term growth opportunities and high returns on capital.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost..
2
Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI
Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable Global Emerging
Markets ETF with a hypothetical investment of $10,000 in the MSCI Emerging Markets Index (the “Index”).
†
Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable Global Emerging Markets
ETF on 12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return.
All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date From Inception
BNY Mellon Sustainable Global Emerging Markets ETF
Net Asset Value Return 12/14/21 (26.23)%
Market Price Return 12/14/21 (26.02)%
MSCI Emerging Markets Index 12/14/21 (28.10)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 906.20 1,021.42 3.60 3.82 0.75

STATEMENT OF INVESTMENTS
October 31, 2022
9
Description Shares Value ($)
Common Stocks – 95.3%
Brazil – 8.3%
Afya Ltd., Class A
(a)
7,411 109,238
Fleury SA 30,027 107,831
Raia Drogasil SA 43,820 224,635
WEG SA 41,862 326,679
768,383
China – 27.8%
Aier Eye Hospital Group Co. Ltd., Class A 22,735 76,940
By-health Co. Ltd., Class A 85,300 204,759
Contemporary Amperex Technology Co. Ltd., Class A 2,500 127,723
Flat Glass Group Co. Ltd., Class H 13,750 32,196
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,197 136,624
Hualan Biological Engineering, Inc., Class A 28,700 69,719
Jiangsu Hengrui Medicine Co. Ltd., Class A 29,800 164,135
LONGi Green Energy Technology Co. Ltd., Class A 26,480 174,076
Medlive Technology Co. Ltd.
(b)
26,125 22,565
NARI Technology Co. Ltd., Class A 60,840 203,395
Pharmaron Beijing Co. Ltd., Class H
(b)
36,790 123,732
Ping An Insurance Group Co. of China Ltd., Class H 24,875 99,504
Shenzhen Inovance Technology Co. Ltd., Class A 39,100 357,325
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,100 138,227
StarPower Semiconductor Ltd., Class A 2,900 148,087
Sungrow Power Supply Co. Ltd., Class A 8,800 157,852
Wuhan DR Laser Technology Corp. Ltd., Class A 6,600 146,693
Wuxi Lead Intelligent Equipment Co., Ltd., Class A 25,600 175,692
2,559,244
Denmark – 2.0%
Novozymes A/S, Class B 3,449 181,141
France – 1.8%
L'Oreal SA 526 165,354
Germany – 1.8%
Infineon Technologies AG 6,843 166,630
Hong Kong – 4.4%
AIA Group Ltd. 41,050 310,896
Vitasoy International Holdings Ltd.
(a)
56,320 96,143
407,039
India – 27.3%
Apollo Hospitals Enterprise Ltd. 1,969 107,456
Bandhan Bank Ltd.
(a)(b)
45,135 130,071
Dr. Lal PathLabs Ltd.
(b)
6,714 207,886
Godrej Consumer Products Ltd.
(a)
20,970 210,086
Havells India Ltd. 7,886 115,874
HDFC Bank Ltd. 14,365 259,734

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 95.3% (continued)
India – 27.3% (continued)
Hindustan Unilever Ltd. 9,449 291,161
Housing Development Finance Corp. Ltd. 7,114 212,258
ICICI Prudential Life Insurance Co. Ltd.
(b)
14,476 88,759
Info Edge India Ltd. 3,862 182,968
Marico Ltd. 46,451 294,354
PB Fintech Ltd.
(a)
9,198 42,897
Syngene International Ltd.
(b)
12,468 95,087
Tata Consultancy Services Ltd. 7,217 278,396
2,516,987
Indonesia – 3.2%
Bank Rakyat Indonesia (Persero) Tbk PT 982,034 292,769
Mexico – 1.3%
Bolsa Mexicana de Valores SAB de CV 66,235 120,081
Netherlands – 2.1%
ASML Holding NV 410 193,677
Philippines – 0.1%
ACEN Corp. 38,130 4,112
Russia – 0.0%
HeadHunter Group PLC, ADR
(c)
2,862 0
South Africa – 4.6%
Capitec Bank Holdings Ltd. 1,443 149,304
Clicks Group Ltd. 9,598 162,634
Discovery Ltd.
(a)
17,625 115,352
427,290
South Korea – 2.0%
Samsung SDI Co. Ltd. 361 186,779
Taiwan – 6.5%
Delta Electronics, Inc. 21,000 167,817
Taiwan Semiconductor Manufacturing Co. Ltd. 35,750 432,695
600,512
United States – 2.1%
Livent Corp.
(a)
6,171 194,818
Total Common Stocks (cost $10,972,910) 8,784,816

11
See Notes to Financial Statements
Description Shares Value ($)
Rights – 0.0%
Brazil – 0.0%
Fleury SA, Rights expiring 11/25/2022
(a)
6,677 1,681
Total Rights (cost $0) 1,681
Total Investments (cost $10,972,910) 95.3% 8,786,497
Cash and Receivables (Net) 4.7% 435,306
Net Assets 100.0% 9,221,803
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $668,100 or 7.24% of net assets.
(c)
The fund held Level 3 securities at October 31, 2022. These securities were valued at $0 or 0.00% of net assets.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 20.9
Financials 19.8
Consumer Staples 17.9
Industrials 15.8
Health Care 13.5
Materials 4.1
Communication Services 2.0
Consumer Discretionary 1.2
Utilities 0.1
95.3
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 10,972,910 8,786,497
Cash 378,432
Cash denominated in foreign currency 60,316 60,086
Dividends receivable 2,387
Tax reclaim receivable—Note 2(b) 238
9,227,640
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 5,837
5,837
Net Assets ($) 9,221,803
Composition of Net Assets ($):
Paid-in capital 11,935,578
Total distributable earnings (loss) (2,713,775)
Net Assets ($) 9,221,803
Shares outstanding no par value (unlimited shares
authorized): 250,001
Net asset value per share 36.89
Market price per share 36.99

STATEMENT OF OPERATIONS
For the Period from December 15, 2021 (commencement of operations) to October
31, 2022
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $16,797 foreign taxes withheld at source):
Unaffiliated issuers 102,715
Total Income 102,715
Expenses:
Management fee—Note 3(a) 61,741
Total Expenses 61,741
Net Investment Income 40,974
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (568,154)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (2,186,595)
Net Realized and Unrealized Gain (Loss) on Investments (2,754,749)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,713,775)

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 40,974
Net realized gain (loss) on investments (568,154)
Net change in unrealized appreciation (depreciation) on investments (2,186,595)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,713,775)
Beneficial Interest Transactions ($):
Proceeds from shares sold 11,923,654
Transaction fees—Note 5 11,924
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 11,935,578
Total Increase (Decrease) in Net Assets 9,221,803
Net Assets ($):
Beginning of Period —
End of Period 9,221,803
Changes in Shares Outstanding:
Shares sold 250,001
Net Increase (Decrease) in Shares Outstanding 250,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.18
Net realized and unrealized gain (loss) on investments (13.34)
Total from Investment Operations (13.16)
Transaction fees
(b)
0.05
Net asset value, end of period 36.89
Market price, end of period
(c)
36.99
Net Asset Value Total Return (%)
(d)
(26.23)
(e)
Market Price Total Return (%)
(d)
(26.02)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.75
(f)
Ratio of net investment income to average net assets 0.50
(f)
Portfolio Turnover Rate
(g)
22.52
Net Assets, end of period ($ x 1,000) 9,222
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Sustainable Global Emerging Markets ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The fund had no operations until December 15, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a
wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance

17
of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)
18
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2022 in valuing the fund’s investments:

19
Fair Value Measurements
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,784,816 — 0 8,784,816
Rights 1,681 — — 1,681
†
See Statement of Investments for additional detailed categorizations, if any.
Equity Securities –
Common Stocks ($)
Balance as of 12/15/2021
†
—
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (35,918)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
††
35,918
Transfers out of Level 3 —
Balance as of 10/31/2022
†††
0
The amount of total net gain (loss) for the period included
in earnings attributable to the change in unrealized
appreciation (depreciation) relating to investments still
held at 10/31/2022 (35,918)
†
Commencement of operations.
† †
Transfers into Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs.
† ††
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging

21
markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $35,677, accumulated capital losses
$549,377, and unrealized depreciation $2,200,075.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2022. The fund has $549,377 of short-term capital losses which can be carried forward for an unlimited period.
The fund had no tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either

23
unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $5,837.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2022, amounted to $9,577,053 and $2,034,769, respectively.
At October 31, 2022, the cost of investments for federal income tax purposes was
$10,986,572; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $2,200,075, consisting of gross appreciation of
$281,688 and gross depreciation of $2,481,763.

NOTES TO FINANCIAL STATEMENTS
(continued)
24
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2022, the fund had in-kind transactions associated with creations of $3,989,913 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable Global Emerging Markets
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
Global Emerging Markets ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF
Trust (the “Trust”)), including the statement of investments, as of October 31, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from
December 15, 2021 (commencement of operations) through October 31, 2022 and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY
Mellon ETF Trust) at October 31, 2022, the results of its operations, the changes in its net assets and its financial highlights for the period from December 15, 2021 (commencement of operations)
through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 21, 2022

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2022:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2022 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $119,511 and paid foreign taxes of $16,797.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
27
The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 31, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
28
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 15
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 15
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 15

30
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 15
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 15
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
31
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. (“BNYM Investment
Adviser”) since February 2021; Head of North
America Product, BNY Mellon Investment
Management since January 2018; and Director
of Product Strategy, BNY Mellon Investment
Management from January 2016 to December
2017. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 44 years old and has been an
employee of BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 64 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 56 investment companies (comprised
of 130 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 47 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 56
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

OFFICERS OF THE TRUST
(Unaudited) (continued)
32
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
55 investment companies (comprised of 109
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 46 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager – BNY Mellon Fund
Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 55 investment companies (comprised of
129 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 48 investment companies (comprised of
122 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4859AR1022
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable Global Emerging Markets ETF BKES
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2022
BNY Mellon Sustainable International Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Liquidity Risk Management Program 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from December 14, 2021, the fund’s inception, through October 31, 2022, as provided by Paul Markham and Nick Pope, Portfolio Managers employed by the fund’s sub-adviser, Newton
Investment Management Limited.
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through October 31,
2022, the BNY Mellon Sustainable International Equity ETF (the “fund”) produced a total return of −27.57% at net asset value.
1
In comparison, the fund’s benchmark,
the MSCI EAFE
®
Index (the “Index”), produced a total return of −19.24% for the same period.
2
International equities declined during the reporting period under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Index largely due to the fund’s allocations to the energy and information technology sectors, and stocks selections in health care, financials and consumer staples.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. The fund’s sub-adviser,
Newton Investment Management Limited (Newton), an affiliate of the BNY Mellon
ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company engages in such practices in an economic sense
(i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.).
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Mounting Inflation Drives Markets Lower
While international equities moved higher over the end of December 2021, the start of 2022 represented the most challenging period faced by equity investors since the outbreak of the COVID-19 pandemic. Russia’s invasion of Ukraine was the defining geopolitical and economic event contributing to equity market weakness during the period. However, by the time the invasion took place in February 2022, equity indices had already come under considerable pressure. The proximate cause was the U.S.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Federal Reserve (the “Fed”) turning more hawkish, and the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented with quantitative tightening. Weakness in China also weighed on investor sentiment, given the implications for economic growth and supply chains.
These forces drove government bond yields steeply higher and put acute pressure on higher-multiple equities. Stocks in energy producers surged along with oil and gas prices. Many other commodity producer stocks climbed as well, while sectors seen as
“defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.
The risk of recession loomed toward the end of June amid concerns regarding aggressive, global monetary tightening in response to rising inflation. However, stock markets started the third quarter on a firmer footing, bolstered, in part, by a quarterly corporate reporting season that proved better than feared. Additional positive momentum was generated when investors discerned a less hawkish tone from Fed
Chair Powell as he announced a 0.75% increase in U.S. interest rates in July. However, a subsequent Powell speech just a month later disabused markets of any nascent hopes that a dovish policy pivot might materialize in the near future. September inflation numbers came in higher than expected, underscoring the argument in favor of maintaining tight U.S. monetary conditions. These factors placed downward pressure on risk assets, exacerbated by Russia’s actions to cut flows of natural gas to Europe ahead of winter. International equities moved higher in October on hopes of easing monetary policy, although the risk of recession remained a real concern. China-linked equities declined as Xi Jinping, the country’s president, revealed a new leadership team that demonstrated his tightening grip on power, while data showed the Chinese economy falling short of Beijing’s growth target.
Allocations and Stock Selections Detract
Commodity-related shares exhibiting strong performance against the backdrop of war in Ukraine and rising inflation lacked characteristics consistent with the portfolio’s sustainable mandate. In particular, the fund’s zero exposure to the energy sector undermined returns relative to the Index. At the same time, the market’s shift from favoring growth-oriented shares to favoring value-oriented shares also raised significant headwinds for the fund, given the growth bias often inherent in names supported by sustainable themes. Overweight exposure to information technology detracted as investors reappraised tech-related valuations in the face of surging inflation, tighter monetary policy and geopolitical uncertainty. Disappointing returns from several individual stock selections further hampered performance, particularly in the health care, financials and consumer staples sectors. Among notably underperforming holdings, shares in Taiwan Semiconductor Manufacturing fell victim to demand worries and the outlook for the semiconductor industry as a whole. The stock of Japanese human-resources company Recruit was hit by a market rotation out of higher-multiple

5
names; we sold the fund’s position late in the period, cognizant of the negative impact that a recession could have on the recruitment market in the United States and Japan.
Shares in UK-based insurer Prudential struggled as lockdown measures implemented in China suggested a further delay to a recovery in sales in the region. However, we view this as a temporary issue and remain positive on the stock’s long-term opportunity.
On the positive side, underweight consumer discretionary exposure contributed positively to performance. Stock picking in information technology aided relative performance as well, despite the detrimental impact of overweight sector exposure.
Top-performing individual holdings included UK-based equipment leasing firm
Ashtead Group and Switzerland-based Zurich Insurance. Ashtead Group shares benefited from management’s confident tone on the outlook for U.S. construction, and from strong quarterly results from Ashtead Group and its competitors. Zurich
Insurance shares benefited from a favorable backdrop for commercial insurance pricing and the company’s positive leverage to rising yields. The quality of the business and its defensive attributes also resonated with investors, as did a favorable outlook for pricing power in the face of claims inflation for the remainder of the year, as well as a share buyback, announced sooner than expected to offset the expected earnings dilution from the company’s life insurance back-book sale in Germany.
Maintaining the Fund’s Long-Term Focus
As of October 31, 2022, international equity markets continue to face now-familiar headwinds: rising inflation, more hawkish policies from global central banks, political uncertainty and growing concern regarding the possibility of a recession. These challenges are likely to remain in place over the shorter term although, as we reflect on the extent to which equities have now derated, the focus may soon turn to earnings resilience in a weakening economic environment, with both revenues and margins subject to vulnerability.
In light of this environment, we continue to consider adjustments to the fund’s positions with these dynamics in mind, while remaining wary of those businesses that may prove vulnerable to a higher interest-rate environment. Given the high degree of uncertainty and wide dispersion of views within the market, we continue to focus the fund’s assets in highly sustainable businesses that we believe will be long-term winners, and that can prove resilient in a wide range of outcomes. Currently, the fund holds its largest overweight position in information technology in the belief that the fundamental business-model strength and growth prospects of our holdings will reassert in time.
Conversely, the fund holds underweight exposure to consumer discretionary, given the growing intensity of the squeeze on incomes and likely headwinds for the consumer over the coming months.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable International Equity
ETF with a hypothetical investment of $10,000 in the MSCI EAFE
®
Index (the “Index”).
†
Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable International Equity ETF on 12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date From Inception
BNY Mellon Sustainable International Equity ETF
Net Asset Value Return 12/14/21 (27.57)%
Market Price Return 12/14/21 (27.36)%
MSCI EAFE
®
Index 12/14/21 (19.24)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 843.20 1,021.68 3.25 3.57 0.70

STATEMENT OF INVESTMENTS
October 31, 2022
9
Description Shares Value ($)
Common Stocks – 96.3%
Australia – 1.3%
Dexus
(a)
18,925 93,938
China – 1.3%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 92,004
Denmark – 4.7%
CHR Hansen Holding A/S 3,193 177,316
Orsted A/S
(b)
1,991 164,210
341,526
France – 10.5%
Bureau Veritas SA 5,335 132,177
Legrand SA 2,293 174,804
L'Oreal SA 827 259,977
Sanofi 2,278 196,600
763,558
Germany – 6.1%
Infineon Technologies AG 6,313 153,725
RWE AG 1,826 70,359
SAP SE 2,240 216,210
440,294
Hong Kong – 5.2%
AIA Group Ltd. 27,804 210,576
Prudential PLC 17,809 165,593
376,169
India – 3.1%
HDFC Bank Ltd. 12,502 226,049
Indonesia – 2.3%
Bank Rakyat Indonesia (Persero) Tbk PT 549,200 163,730
Ireland – 1.8%
Smurfit Kappa Group PLC 3,845 126,728
Japan – 13.1%
M3, Inc. 3,700 110,630
Seven & i Holdings Co. Ltd. 4,500 168,082
Sony Group Corp. 2,900 194,796
Sugi Holdings Co. Ltd. 1,600 64,239
Suntory Beverage & Food Ltd. 4,500 150,711
Topcon Corp. 12,200 133,819
Toyota Industries Corp. 2,400 123,636
945,913
Netherlands – 7.6%
ASML Holding NV 397 187,536

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 96.3% (continued)
Netherlands – 7.6% (continued)
Universal Music Group NV 7,221 141,667
Wolters Kluwer NV 2,099 223,095
552,298
Norway – 2.2%
Mowi ASA 10,858 161,938
South Korea – 3.1%
Samsung SDI Co. Ltd. 432 223,514
Spain – 2.5%
Industria de Diseno Textil SA 8,109 183,835
Switzerland – 5.4%
Lonza Group AG 386 198,676
Zurich Insurance Group AG 456 194,586
393,262
Taiwan – 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 21,004 254,219
United Kingdom – 16.1%
Ascential PLC
(c)
23,043 50,737
Ashtead Group PLC 3,781 197,291
AstraZeneca PLC 2,568 301,979
Croda International PLC 1,837 142,411
Genus PLC 2,932 85,876
Informa PLC 24,488 156,029
RELX PLC 8,459 227,632
1,161,955
United States – 6.5%
CSL Ltd. 920 165,057
Roche Holding AG 929 308,522
473,579
Total Investments (cost $9,347,544) 96.3% 6,974,509
Cash and Receivables (Net) 3.7% 264,955
Net Assets 100.0% 7,239,464
(a)
Investment in a real estate investment trust.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $164,210 or 2.27% of net assets.
(c)
Non-income producing security.

11
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 18.8
Information Technology 16.2
Industrials 14.8
Financials 14.6
Consumer Staples 11.1
Materials 6.2
Consumer Discretionary 5.2
Communication Services 4.8
Utilities 3.3
Real Estate 1.3
96.3
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,347,544 6,974,509
Cash 238,020
Cash denominated in foreign currency 16,181 15,794
Dividends receivable 8,237
Tax reclaim receivable—Note 2(b) 7,132
7,243,692
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,228
4,228
Net Assets ($) 7,239,464
Composition of Net Assets ($):
Paid-in capital 10,002,050
Total distributable earnings (loss) (2,762,586)
Net Assets ($) 7,239,464
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 36.20
Market price per share 36.30

STATEMENT OF OPERATIONS
For the Period from December 15, 2021 (commencement of operations) to October
31, 2022
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $18,482 foreign taxes withheld at source):
Unaffiliated issuers 134,628
Total Income 134,628
Expenses:
Management fee—Note 3(a) 52,214
Total Expenses 52,214
Net Investment Income 82,414
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (465,494)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (2,374,154)
Net Realized and Unrealized Gain (Loss) on Investments (2,839,648)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,757,234)

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 82,414
Net realized gain (loss) on investments (465,494)
Net change in unrealized appreciation (depreciation) on investments (2,374,154)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,757,234)
Distributions ($):
Distributions to shareholders (5,352)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,050
Transaction fees—Note 5 2,000
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 10,002,050
Total Increase (Decrease) in Net Assets 7,239,464
Net Assets ($):
Beginning of Period —
End of Period 7,239,464
Changes in Shares Outstanding:
Shares sold 200,001
Net Increase (Decrease) in Shares Outstanding 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.41
Net realized and unrealized gain (loss) on investments (14.19)
Total from Investment Operations (13.78)
Distributions:
Dividends from net investment income (0.03)
Transaction fees
(b)
0.01
Net asset value, end of period 36.20
Market price, end of period
(c)
36.30
Net Asset Value Total Return (%)
(d)
(27.57)
(e)
Market Price Total Return (%)
(d)
(27.36)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.70
(f)
Ratio of net investment income to average net assets 1.10
(f)
Portfolio Turnover Rate
(g)
27.08
Net Assets, end of period ($ x 1,000) 7,239
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Sustainable International Equity ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The fund had no operations until December 15, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a
wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance

17
of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)
18
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2022 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 6,974,509 — — 6,974,509
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

21
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $70,461, accumulated capital losses
$458,893, and unrealized depreciation $2,374,154.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2022. The fund has $458,893 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2022 were as follows: ordinary income $5,352.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.70% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.35%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,228.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.

23
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2022, amounted to $3,334,887 and $2,218,908, respectively.
At October 31, 2022, the cost of investments for federal income tax purposes was
$9,348,663; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $2,374,154, consisting of gross appreciation of
$49,801 and gross depreciation of $2,423,955.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS
(continued)
24
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2022, the fund had in-kind transactions associated with creations of $8,690,458 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
International Equity ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the
“Trust”)), including the statement of investments, as of October 31, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 15,
2021 (commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF
Trust) at October 31, 2022, the results of its operations, the changes in its net assets and its financial highlights for the period from December 15, 2021 (commencement of operations) through October
31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 21, 2022

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2022:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2022 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $153,114 and paid foreign taxes of $18,482.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
27
The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
28
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 15
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 15
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 15

30
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 15
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 15
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
31
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. (“BNYM Investment
Adviser”) since February 2021; Head of North
America Product, BNY Mellon Investment
Management since January 2018; and Director
of Product Strategy, BNY Mellon Investment
Management from January 2016 to December
2017. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 44 years old and has been an
employee of BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 64 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 56 investment companies (comprised
of 130 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 47 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 56
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

OFFICERS OF THE TRUST
(Unaudited) (continued)
32
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
55 investment companies (comprised of 109
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 46 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager – BNY Mellon Fund
Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 55 investment companies (comprised of
129 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 48 investment companies (comprised of
122 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4860AR1022
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable International Equity ETF BKIS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2022
BNY Mellon Sustainable US Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 24
Important Tax Information 25
Liquidity Risk Management Program 26
Board Members Information 28
Officers of the Trust 30
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from December 14, 2021, the fund’s inception, through October 31, 2022, as provided by Nick Pope, Portfolio Manager employed by the fund’s sub-adviser, Newton Investment
Management Limited.
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through October 31,
2022, the BNY Mellon Sustainable US Equity ETF (the “fund”) produced a net asset value total return of −19.93%.
1
In comparison, the fund’s benchmark, the S&P 500
®
Index (the “Index”), produced a total return of −14.01% for the same period.
2
U.S. equities declined during the reporting period under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Index largely due to the fund’s allocations to the energy and information technology sectors, and stocks selections in health care and consumer discretionary.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund’s Sub-adviser, Newton Investment Management
Limited, an affiliate of the Adviser, considers a company to be engaged in “sustainable business practices” if the company engages in such practices in an economic sense
(i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.).
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Mounting Inflation Drives the U.S. Market Lower
While equities moved higher over the end of December 2021, the start of 2022 represented the most challenging period faced by equity investors since the outbreak of the COVID-19 pandemic. Russia’s invasion of Ukraine was the defining geopolitical and economic event contributing to market weakness during the period. However, by the time the invasion took place in February 2022, the Index had already come under considerable pressure. The proximate cause was the Federal Reserve (the
“Fed”) turning more hawkish, and the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
with quantitative tightening. Weakness in China also weighed on investor sentiment, given the implications for economic growth and supply chains. These forces drove government bond yields steeply higher and put acute pressure on higher-multiple equities. Stocks in energy producers surged along with oil and gas prices. Many other commodity producer stocks climbed as well, while sectors seen as “defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.
The risk of recession loomed toward the end of June amid concerns regarding aggressive monetary tightening in response to rising inflation. However, stocks started the third quarter on a firmer footing, bolstered, in part, by a quarterly corporate reporting season that proved better than feared. Additional positive momentum was generated when investors discerned a less hawkish tone from Fed Chair Powell as he announced a 0.75% increase in U.S. interest rates in July. However, a subsequent Powell speech just a month later disabused markets of any nascent hopes that a dovish policy pivot might materialize in the near future. September inflation numbers came in higher than expected, underscoring the argument in favor of maintaining tight U.S. monetary conditions. These factors placed downward pressure on risk assets, exacerbated by
Russia’s actions to cut flows of natural gas to Europe ahead of winter. Equities moved higher again in October on hopes of easing monetary policy, although the risk of recession remained a real concern.
Allocations and Stock Selections Detract
Commodity-related shares exhibiting strong performance against the backdrop of war in Ukraine and rising inflation lacked characteristics consistent with the portfolio’s sustainable mandate. In particular, the fund’s zero exposure to the energy sector undermined returns relative to the Index. At the same time, the market’s shift from favoring growth-oriented shares to favoring value-oriented shares also raised significant headwinds for the fund, given the growth bias often inherent in names supported by sustainable themes. Overweight exposure to information technology detracted as investors reappraised tech-related valuations in the face of surging inflation, tighter monetary policy and geopolitical uncertainty. Disappointing returns from several individual stock selections further hampered performance, particularly in the health care and consumer discretionary sectors. Among notably underperforming holdings, shares in athletic apparel company NIKE declined amid uncertainty regarding the health of the consumer, the outlook in China and a stronger U.S. dollar. First Republic
Bank stock lost ground due to an underwhelming outlook for net interest margin and, most recently, disappointing third-quarter 2022 financial results.
On the positive side, an underweight position and favorable stock selection in the communications services sector enhanced relative performance. Selection in materials and information technology also bolstered relative returns despite the detrimental impact

5
of overweight sector exposure. Among individual holdings, the fund benefited from its lack of exposure to several weak-performing, growth-oriented names, including social media giant Meta Platforms and graphic semiconductor maker NVIDIA. Relatively strong-performing holdings included specialty chemicals company Albemarle and food & beverage company PepsiCo. Albemarle, which produces lithium, saw shares rise as lithium prices increased. PepsiCo’s financial results demonstrated the company’s resilience, with relatively strong pricing power across the company’s portfolio of brands.
Maintaining the Fund’s Long-Term Focus
As of October 31, 2022, U.S. equities continue to face now-familiar headwinds:
rising inflation, more hawkish policies from the Fed and growing concern regarding the possibility of a recession. These challenges are likely to remain in place over the shorter term although, as we reflect on the extent to which equities have now derated, the focus may soon turn to earnings resilience in a weakening economic environment, with both revenues and margins subject to vulnerability.
In light of today’s complex environment of supply challenges, heightened inflation, an energy crisis, a more challenged growth outlook, a war in Europe and geopolitical tensions, we are focusing the fund’s assets on highly sustainable businesses that we believe will be long-term winners, and that can prove resilient in a wide range of outcomes. Currently, the fund holds its largest overweight position in information technology in the belief that the fundamental business-model strength and growth prospects of our holdings will reassert in time. Conversely, the fund holds underweight exposure to consumer discretionary given the growing intensity of the squeeze on incomes and likely headwinds for the consumer over the coming months.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge of large-cap U.S. equities. The
Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
“Standard & Poor’s
®
,” “S&P
®
,” “Standard & Poor’s
®
500,” and “S&P 500
®
” are registered trademarks of Standard
& Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable US Equity ETF with a hypothetical investment of $10,000 in the S&P 500
®
Index (the “Index”).
†
Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable US Equity ETF on
12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date From Inception
BNY Mellon Sustainable US Equity ETF
Net Asset Value Return 12/14/21 (19.93)%
Market Price Return 12/14/21 (19.94)%
S&P 500
®
Index 12/14/21 (14.01)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 945.40 1,022.18 2.94 3.06 0.60

STATEMENT OF INVESTMENTS
October 31, 2022
9
Description Shares Value ($)
Common Stocks – 97.3%
Banks – 3.7%
First Republic Bank 954 114,576
JPMorgan Chase & Co. 1,474 185,547
300,123
Capital Goods – 5.1%
Ingersoll Rand, Inc. 4,224 213,312
Trane Technologies PLC 1,215 193,951
407,263
Consumer Durables & Apparel – 2.2%
NIKE, Inc., Class B 1,928 178,687
Diversified Financials – 2.9%
Goldman Sachs Group, Inc. (The) 681 234,611
Food & Staples Retailing – 2.7%
Costco Wholesale Corp. 433 217,150
Food, Beverage & Tobacco – 5.9%
Darling Ingredients, Inc.
(a)
2,149 168,653
PepsiCo, Inc. 1,682 305,418
474,071
Health Care Equipment & Services – 8.1%
Abbott Laboratories 1,242 122,884
Cooper Cos., Inc. (The) 632 172,782
Edwards Lifesciences Corp.
(a)
1,950 141,238
Medtronic PLC 2,387 208,481
645,385
Insurance – 4.8%
Chubb Ltd. 1,222 262,595
Progressive Corp. (The) 969 124,420
387,015
Materials – 5.8%
Albemarle Corp. 644 180,236
CF Industries Holdings, Inc. 1,325 140,794
Ecolab, Inc. 894 140,421
461,451
Media & Entertainment – 3.8%
Alphabet, Inc., Class A
(a)
3,240 306,212
Pharmaceuticals, Biotechnology & Life Sciences – 6.5%
AbbVie, Inc. 1,193 174,655
Eli Lilly & Co. 648 234,634
Merck & Co., Inc. 1,069 108,183
517,472

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 97.3% (continued)
Retailing – 4.4%
Amazon.com, Inc.
(a)
3,440 352,394
Semiconductors & Semiconductor Equipment – 4.0%
Applied Materials, Inc. 780 68,866
SolarEdge Technologies, Inc.
(a)
394 90,632
Texas Instruments, Inc. 976 156,775
316,273
Software & Services – 18.6%
Accenture PLC, Class A 723 205,260
Fidelity National Information Services, Inc. 1,304 108,219
Intuit, Inc. 433 185,107
Mastercard, Inc., Class A 788 258,606
Microsoft Corp. 2,213 513,704
Salesforce, Inc.
(a)
1,362 221,447
1,492,343
Technology Hardware & Equipment – 8.9%
Apple, Inc. 3,786 580,545
TE Connectivity Ltd. 1,081 132,131
712,676
Telecommunication Services – 2.1%
Verizon Communications, Inc. 4,395 164,241
Transportation – 1.9%
Norfolk Southern Corp. 664 151,439
Utilities – 5.9%
CMS Energy Corp. 2,423 138,232
Eversource Energy 1,936 147,678
NextEra Energy, Inc. 2,396 185,690
471,600
Total Common Stocks (cost $9,509,836) 7,790,406
Investment Companies – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 3.09%
(b)(c)
(cost $212,002) 212,002 212,002
Total Investments (cost $9,721,838) 99.9% 8,002,408
Cash and Receivables (Net) 0.1% 4,676
Net Assets 100.0% 8,007,084
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2022.

11
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31,
2022 are as follows:
Description
Value
12/15/21
1
Purchases ($)
2
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 2.6%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,019,214 (807,212) 212,002 1,614
Total – 2.6% — 1,019,214 (807,212) 212,002 1,614
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 31.5
Health Care 14.6
Financials 11.4
Consumer Staples 8.6
Industrials 7.0
Consumer Discretionary 6.6
Utilities 5.9
Communication Services 5.9
Materials 5.8
Registered Investment Companies 2.6
99.9
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,509,836 7,790,406
Affiliated issuers 212,002 212,002
Dividends receivable 8,460
Tax reclaim receivable—Note 2(b) 202
8,011,070
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 3,986
3,986
Net Assets ($) 8,007,084
Composition of Net Assets ($):
Paid-in capital 10,000,050
Total distributable earnings (loss) (1,992,966)
Net Assets ($) 8,007,084
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 40.04
Market price per share 40.03

STATEMENT OF OPERATIONS
For the Period from December 15, 2021 (commencement of operations) to October
31, 2022
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 99,770
Affiliated issuers 1,614
Total Income 101,384
Expenses:
Management fee—Note 3(a) 45,948
Total Expenses 45,948
Net Investment Income 55,436
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (328,618)
Net change in unrealized appreciation (depreciation) on investments (1,719,430)
Net Realized and Unrealized Gain (Loss) on Investments (2,048,048)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,992,612)

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 55,436
Net realized gain (loss) on investments (328,618)
Net change in unrealized appreciation (depreciation) on investments (1,719,430)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,992,612)
Distributions ($):
Distributions to shareholders (354)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,050
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 10,000,050
Total Increase (Decrease) in Net Assets 8,007,084
Net Assets ($):
Beginning of Period —
End of Period 8,007,084
Changes in Shares Outstanding:
Shares sold 200,001
Net Increase (Decrease) in Shares Outstanding 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.28
Net realized and unrealized gain (loss) on investments (10.24)
Total from Investment Operations (9.96)
Distributions:
Dividends from net investment income (0.00)
(c)
Net asset value, end of period 40.04
Market price, end of period
(d)
40.03
Net Asset Value Total Return (%)
(e)
(19.93)
(f)
Market Price Total Return (%)
(e)
(19.94)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.60
(g)
Ratio of net investment income to average net assets 0.72
(g)
Portfolio Turnover Rate
(h)
28.58
Net Assets, end of period ($ x 1,000) 8,007
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $(0.01) per share .
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Sustainable US Equity ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The fund had no operations until December 15, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital appreciation. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance

17
of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)
18
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31, 2022 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 7,790,406 — — 7,790,406
Investment Companies 212,002 — — 212,002
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $55,082, accumulated capital losses
$327,723, and unrealized depreciation $1,720,325.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2022. The fund has $327,723 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2022 were as follows: ordinary income $354.

21
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.30%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $3,986.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2022, amounted to $2,635,841 and $2,432,053, respectively.
At October 31, 2022, the cost of investments for federal income tax purposes was
$9,722,733; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,720,325, consisting of gross appreciation of
$162,174 and gross depreciation of $1,882,499.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs

23
associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2022, the fund had in-kind transactions associated with creations of $9,634,666 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
24
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable US Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
US Equity ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of October 31, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 15, 2021
(commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at
October 31, 2022, the results of its operations, the changes in its net assets and its financial highlights for the period from December 15, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 21, 2022

IMPORTANT TAX INFORMATION
(Unaudited)
25
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2022:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2022 as qualified dividend income and corporate dividends received deduction.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
26
The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

27
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
28
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 15
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 15
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 15

29
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 15
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 15
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
30
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. (“BNYM Investment
Adviser”) since February 2021; Head of North
America Product, BNY Mellon Investment
Management since January 2018; and Director
of Product Strategy, BNY Mellon Investment
Management from January 2016 to December
2017. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 44 years old and has been an
employee of BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 64 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 56 investment companies (comprised
of 130 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 47 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 56
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

31
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
55 investment companies (comprised of 109
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 46 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager – BNY Mellon Fund
Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 55 investment companies (comprised of
129 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 48 investment companies (comprised of
122 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4861AR1022
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable US Equity ETF BKUS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2022
BNY Mellon Concentrated International ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 24
Important Tax Information 25
Liquidity Risk Management Program 26
Board Members Information 28
Officers of the Trust 30
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from December 6, 2021, the fund’s inception, through October 31, 2022, as provided by Fraser Fox, Jane Henderson, Roy Leckie, Charlie Macquaker, and Maxim Skorniakov, Portfolio
Managers employed by the fund’s sub-adviser, Walter Scott & Partners Limited.
Market and Fund Performance Overview
For the period from December 6, 2021, the fund’s inception, through October 31,
2022, the BNY Mellon Concentrated International ETF (the “fund”) produced a net asset value total return of −24.96%.
1
In comparison, the fund’s benchmark, the MSCI
EAFE
®
Index (the “Index”), produced a total return of −19.24% for the same period.
2
International markets declined during the reporting period under pressure from increasing inflation, slowing global economic growth and uncertainties related to
Russia’s invasion of Ukraine. The fund underperformed the Index largely due to the fund’s tilt in favor of growth at a time when markets favored value-oriented stocks over their growth-oriented counterparts.
The Fund’s Investment Approach
The fund seeks long-term total return. To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers “developed markets” to be countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and
Far East (EAFE
®
) Index and Canada. “Foreign companies” are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United
States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries.
Increasing Inflation and Slowing Economic Growth Pressure Equities
International developed-markets equities encountered challenging conditions from the start of the reporting period as inflationary pressures put a damper on markets.
Commodity prices rose in response to wage increases and pandemic-related supply-
chain bottlenecks, while government stimulus and accommodative monetary policies pressured prices as well. Central banks responded with increasingly hawkish rhetoric regarding interest-rate increases. The Bank of England took the lead in December
2021 with a 0.15% increase of the base rate to 0.25%. That same month, the U.S.
Federal Reserve (the “Fed”) announced its intention to scale back its asset purchases earlier in 2022 than previously planned and signaled a more rapid increase in interest rates in the coming year.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Inflationary forces were exacerbated by the Russian invasion of Ukraine in early 2022.
As the largest land war in Europe since World War II continued with no sign of an early resolution, European markets began contemplating the possibility of reduced or curtailed oil and natural gas exports from Russia, a leading source of energy commodities to the continent. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Stocks in energy producers gained ground along with oil and gas prices, while all other sectors suffered double-digit declines. While health care, financials and consumer staples performed relatively well compared to other, non-energy-related sectors, growth-oriented shares suffered as the threat of rising interest rates caused investors to question the pace of future growth and the relative value of future earnings. Information technology, consumer discretionary and real estate stocks experienced the most significant declines.
The Fund’s Growth-Oriented Bias Undermines Relative Performance
The market’s shift from favoring growth-oriented shares to favoring value-oriented shares raised significant headwinds for the fund, which held a large proportion of positions in companies with growth characteristics. Some holdings also encountered problems related to the fallout from adverse macroeconomic conditions, including inflation, supply-chain constraints and slowing growth in China. The three most significant detractors from relative returns included Germany-based apparel maker
Adidas, Taiwan Semiconductor Manufacturing and Japan-based factory automation equipment maker Keyence. Adidas suffered slowing sales in China, where pandemic-
related lockdowns deterred shoppers, as well as slowing global economic growth, rising inventories and the announced departure of the company’s Chief Executive Officer in 2023. Taiwan Semiconductor Manufacturing entered the reporting period with relatively high valuations in the wake of strong performance during the last two years.
Although the company focuses on high-end chips where demand remains strong, shares were hurt by the market-wide contraction in growth stock valuations, the perception of semiconductors as a cyclical market and concern regarding China’s ambition to reunify with Taiwan. Keyence shares also fell victim to the sell-off in growth stocks despite reporting strong earnings and revenues. From a sector perspective, financials, information technology and industrials detracted most, while from a country perspective, positions in Japan and the UK lagged by the greatest margins. However, we believe it important to emphasize that the fund’s sector and country exposures are a function of individual stock selections, and performance within sectors and countries is determined by those individual selections. It is also important to point out that the fund does not adopt a deliberate bias in favor of growth over value; rather we seek solely to invest the fund’s assets in quality businesses that can deliver sustainable, long-term growth based on all of a company’s fundamental aspects, including growth, profitability, return structure, balance sheet strength, sustainability credentials and valuation.

5
On the positive side, several holdings enhanced the fund’s returns relative to the
Index. Among the most notable, Canada-based international convenience store chain
Alimentation Couche-Tard entered 2022 with positive business fundamentals and a relatively low valuation that the market rewarded. France-based integrated oil & gas company TotalEnergies benefited from rising commodity prices, reporting improved profitability as well as two significant new oil discoveries in Suriname and Namibia.
Denmark-based pharmaceutical company Novo Nordisk posted strong operating results and raised guidance, while making strides in meeting the overwhelming demand for Wegovy, a new weight-loss drug approved in 2021 for use in the United States and
UK. The fund’s top-performing sectors relative to the Index included consumer staples and real estate, while returns by country were led by Canada; however, as mentioned above, sector and country exposures are derived entirely from security selection rather than deliberate allocations.
Remaining Focused on the Long Term
We expect to see further volatility in global financial markets as most nations struggle to tame inflationary forces. Other variables will likely play a role as well in determining the trajectory of international equities in the months ahead, including developments in the Ukraine conflict, commodity prices and news from China, especially in relation to
COVID-19 lockdowns and regulatory impacts in the real estate sector.
We remain singularly focused on the long-term prospect of the individual companies in which the fund invests. We do not alter our investment course in the face of macroeconomic or equity market ebbs and flows. Key to the fund’s long-term performance is consistency in the application of our investment approach, irrespective of the short-term equity market gyrations. We do not put companies into ‘growth’ or
‘value’ buckets. Instead, thorough assessment and analysis of all fundamental aspects of a company lie at the heart of our research effort. We believe that, over time, and looking through periods of volatility, share prices will reflect the earnings generated by companies. In our opinion, short-term volatility highlights the importance of investing in high-quality companies that operate substantially above breakeven levels with entrenched and defendable market positions, that are in control of their pricing and enjoy good cash generation and strong balance sheets.
November 15, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Concentrated International ETF with a hypothetical investment of $10,000 in the MSCI EAFE
®
Index (the “Index”).
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Concentrated International ETF on
12/6/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2022
Inception Date From Inception
BNY Mellon Concentrated International ETF
Net Asset Value Return 12/6/21 (24.96)%
Market Price Return 12/6/21 (25.76)%
MSCI EAFE
®
Index 12/6/21 (19.24)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 871.90 1,021.17 3.77 4.08 0.80

STATEMENT OF INVESTMENTS
October 31, 2022
9
Description Shares Value ($)
Common Stocks – 97.8%
Canada – 5.7%
Alimentation Couche-Tard, Inc. 71,251 3,190,304
Denmark – 7.9%
Coloplast A/S, Class B 16,050 1,789,416
Novo Nordisk A/S, Class B 24,300 2,641,802
4,431,218
Finland – 2.8%
Kone Oyj , Class B 38,249 1,566,792
France – 16.5%
Air Liquide SA 17,490 2,286,738
L'Oreal SA 5,850 1,839,019
LVMH Moet Hennessy Louis Vuitton SE 3,390 2,140,756
TotalEnergies SE 55,649 3,030,231
9,296,744
Germany – 8.1%
adidas AG 9,000 880,352
Merck KGaA 10,650 1,736,602
SAP SE 20,400 1,969,056
4,586,010
Hong Kong – 9.1%
AIA Group Ltd. 247,525 1,874,652
CLP Holdings Ltd. 270,050 1,813,028
Prudential PLC 154,165 1,433,468
5,121,148
Japan – 15.2%
Daikin Industries Ltd. 12,000 1,806,517
Hoya Corp. 18,000 1,679,613
Keyence Corp. 6,000 2,272,571
Shin-Etsu Chemical Co. Ltd. 15,000 1,567,638
SMC Corp. 3,000 1,212,953
8,539,292
Netherlands – 2.8%
ASML Holding NV 3,300 1,558,865
Singapore – 3.9%
Capitaland Ascendas REIT
(a)
1,200,000 2,220,966
Switzerland – 3.4%
SGS SA 870 1,919,239
Taiwan – 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 22,500 1,384,875

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 97.8% (continued)
United Kingdom – 8.2%
Compass Group PLC 132,024 2,780,560
Experian PLC 58,147 1,849,790
4,630,350
United States – 11.7%
CSL Ltd. 11,850 2,126,004
Nestle SA 20,400 2,221,417
Roche Holding AG 6,690 2,221,760
6,569,181
Total Common Stocks (cost $64,017,238) 55,014,984
Investment Companies – 2.2%
Registered Investment Companies – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 3.09%
(b)(c)
(cost $1,239,658) 1,239,658 1,239,658
Total Investments (cost $65,256,896) 100.0% 56,254,642
Cash and Receivables (Net) 0.0% 25,948
Net Assets 100.0% 56,280,590
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2022.
Holdings and transactions in these affiliated companies during the period ended October 31,
2022 are as follows:
Description
Value
12/8/21
1
Purchases ($)
2
Sales ($)
Value
10/31/22
Dividends/
Distributions ($)
Investment Companies – 2.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,680,012 (440,354) 1,239,658 9,730
Total – 2.2% — 1,680,012 (440,354) 1,239,658 9,730
1
Commencement of operations.
2
Includes reinvested dividends/distributions.

11
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 21.8
Industrials 14.9
Consumer Staples 12.9
Information Technology 12.8
Consumer Discretionary 10.2
Materials 6.8
Financials 5.9
Energy 5.4
Real Estate 3.9
Utilities 3.2
Registered Investment Companies 2.2
100.0
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 64,017,238 55,014,984
Affiliated issuers 1,239,658 1,239,658
Cash denominated in foreign currency 66 66
Dividends receivable 45,228
Tax reclaim receivable—Note 2(b) 18,391
56,318,327
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 37,737
37,737
Net Assets ($) 56,280,590
Composition of Net Assets ($):
Paid-in capital 65,067,666
Total distributable earnings (loss) (8,787,076)
Net Assets ($) 56,280,590
Shares outstanding no par value (unlimited shares
authorized): 1,500,001
Net asset value per share 37.52
Market price per share 37.12

STATEMENT OF OPERATIONS
For the Period from December 8, 2021 (commencement of operations) to October 31,
2022
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $47,288 foreign taxes withheld at source):
Unaffiliated issuers 429,822
Affiliated issuers 9,730
Total Income 439,552
Expenses:
Management fee—Note 3(a) 217,716
Total Expenses 217,716
Net Investment Income 221,836
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (4,061)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (9,004,851)
Net Realized and Unrealized Gain (Loss) on Investments (9,008,912)
Net Increase (Decrease) in Net Assets Resulting from Operations (8,787,076)

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
For the Period from
December 8, 2021
(a)
to October 31, 2022
Operations ($):
Net investment income 221,836
Net realized gain (loss) on investments (4,061)
Net change in unrealized appreciation (depreciation) on investments (9,004,851)
Net Increase (Decrease) in Net Assets Resulting from Operations (8,787,076)
Beneficial Interest Transactions ($):
Proceeds from shares sold 65,065,947
Transaction fees—Note 5 1,719
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 65,067,666
Total Increase (Decrease) in Net Assets 56,280,590
Net Assets ($):
Beginning of Period —
End of Period 56,280,590
Changes in Shares Outstanding:
Shares sold 1,500,001
Net Increase (Decrease) in Shares Outstanding 1,500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 8, 2021
(a)
to October 31, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.30
Net realized and unrealized gain (loss) on investments (12.78)
Total from Investment Operations (12.48)
Transaction fees
(b)
0.00
(c)
Net asset value, end of period 37.52
Market price, end of period
(d)
37.12
Net Asset Value Total Return (%)
(e)
(24.96)
(f)
Market Price Total Return (%)
(e)
(25.76)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.80
(g)
Ratio of net investment income to average net assets 0.82
(g)
Portfolio Turnover Rate
(h)
–
Net Assets, end of period ($ x 1,000) 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share .
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fifteen series, including the fund. The fund had no operations until December 8, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York
Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter
Scott & Partners Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities
Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance

17
of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)
18
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2022 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 55,014,984 — — 55,014,984
Investment Companies 1,239,658 — — 1,239,658
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

21
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $217,837 and unrealized depreciation
$9,004,913.
The fund had no tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.80% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2022, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund

NOTES TO FINANCIAL STATEMENTS
(continued)
22
may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.40%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $37,737.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2022, amounted to $476,725 and $0, respectively.
At October 31, 2022, the cost of investments for federal income tax purposes was
$65,259,555; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $9,004,913, consisting of gross appreciation of
$382,486 and gross depreciation of $9,387,399.

23
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2022, the fund had in-kind transactions associated with creations of $63,540,513 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
24
To the Shareholders and the Board of Trustees of BNY Mellon Concentrated International ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Concentrated
International ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the
“Trust”)), including the statement of investments, as of October 31, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 8, 2021
(commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at
October 31, 2022, the results of its operations, the changes in its net assets and its financial highlights for the period from December 8, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 21, 2022

IMPORTANT TAX INFORMATION
(Unaudited)
25
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2022:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2022 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $477,110 and paid foreign taxes of $41,314.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
26
The funds have adopted a liquidity risk management program (the “Program”)
pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed BNY Mellon
ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2022 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2021 to
September 30, 2022, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

27
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2021 to September 30, 2022, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
28
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 15
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 15
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 15

29
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 15
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 15
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
30
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. (“BNYM Investment
Adviser”) since February 2021; Head of North
America Product, BNY Mellon Investment
Management since January 2018; and Director
of Product Strategy, BNY Mellon Investment
Management from January 2016 to December
2017. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 44 years old and has been an
employee of BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 64 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 56 investment companies (comprised
of 130 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 47 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 56
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 56 investment companies
(comprised of 130 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 56 investment
companies (comprised of 130 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

31
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 55 investment
companies (comprised of 109 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
55 investment companies (comprised of 109
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 46 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager – BNY Mellon Fund
Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 56
investment companies (comprised of 130
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 55 investment companies (comprised of
129 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 48 investment companies (comprised of
122 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4864AR1022
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Concentrated International ETF BKCI

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended October 31, 2022 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $148,500 in 2021 and $227,800 in 2022.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $48,000 in 2021 and $72,000 in 2022. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $30,400 in 2021 and $45,600 in 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2021 and $0 in 2022.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $445,127 in 2021 and $598,455 in 2022.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    Dec 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    Dec 21, 2022

By (Signature and Title)*       /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    Dec 21, 2022

*
Print the name and title of each signing officer under his or her signature.